UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

1999 Avenue of the stars, 27th Floor Los Angeles, CA 90067

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: January 31

Date of reporting period: April 30, 2015

Item 1 — Schedule of Investments

This filing is on behalf of thirty-five of the forty Investment Company Series of SunAmerica Series Trust.

SunAmerica Series Trust

Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2015 —

(unaudited)

Security Description	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENT SECURITIES — 96.4%
Asset-Backed Commercial Paper — 25.3%
Albion Capital LLC 0.21% due 06/16/2015*	$1,000,000	$999,770
Albion Capital LLC 0.22% due 05/15/2015*	2,941,000	2,940,853
Albion Capital LLC 0.24% due 05/21/2015*	1,000,000	999,920
Atlantic Asset Securitization LLC 0.09% due 05/01/2015*	10,000,000	9,999,967
Barton Capital LLC 0.10% due 05/01/2015*	10,000,000	9,999,969
Chariot Funding LLC 0.23% due 05/08/2015*	363,000	362,989
Collateralized Commercial Paper Co. LLC 0.30% due 05/18/2015	2,000,000	1,999,840
Collateralized Commercial Paper Co. LLC 0.30% due 05/21/2015	250,000	249,975
Collateralized Commercial Paper Co. LLC 0.30% due 05/29/2015	1,300,000	1,299,818
Collateralized Commercial Paper Co. LLC 0.30% due 07/06/2015	2,170,000	2,169,175
Collateralized Commercial Paper Co. LLC 0.40% due 11/23/2015	2,000,000	1,995,780
Collateralized Commercial Paper II Co. LLC FRS 0.31% due 10/01/2015*	2,000,000	1,999,900
CRC Funding LLC 0.19% due 06/29/2015*	561,000	560,820
Fairway Finance LLC 0.22% due 05/05/2015*	300,000	299,994
Fairway Finance LLC 0.23% due 07/02/2015*	912,000	911,681
Fairway Finance LLC 0.25% due 09/14/2015*	517,000	516,416
Fairway Finance LLC FRS 0.25% due 10/19/2015*	2,500,000	2,499,775
Kells Funding LLC FRS 0.29% due 06/25/2015*	713,000	712,929
Liberty Street Funding LLC 0.19% due 06/08/2015*	3,000,000	2,999,400
Manhattan Asset Funding Co. LLC 0.24% due 06/10/2015*	3,000,000	2,999,370
Manhattan Asset Funding Co. LLC 0.25% due 06/23/2015*	996,000	995,711
Manhattan Asset Funding Co. LLC 0.28% due 08/05/2015*	770,000	769,515
Old Line Funding LLC 0.23% due 05/12/2015*	2,700,000	2,699,892
Old Line Funding LLC 0.24% due 08/24/2015*	596,000	595,535
Old Line Funding LLC FRS 0.24% due 06/05/2015*	823,000	822,878
Old Line Funding LLC FRS 0.26% due 06/08/2015*	1,500,000	1,499,970
Old Line Funding LLC FRS 0.26% due 09/08/2015*	2,000,000	1,998,079
Old Line Funding LLC FRS 0.28% due 06/17/2015*	600,000	599,988
Old Line Funding LLC FRS 0.28% due 07/07/2015*	294,000	293,994
Old Line Funding LLC 0.29% due 07/22/2015*	522,000	521,777
Regency Markets No. 1 LLC 0.12% due 05/01/2015*	1,469,000	1,469,000
Regency Markets No. 1 LLC 0.12% due 05/07/2015*	863,000	862,977
Thunder Bay Funding LLC 0.22% due 06/24/2015*	2,000,000	1,999,398
Thunder Bay Funding LLC FRS 0.26% due 09/14/2015*	1,250,000	1,249,913
Thunder Bay Funding LLC FRS 0.28% due 07/07/2015*	848,000	847,983
Versailles Commercial Paper LLC 0.25% due 05/18/2015*	789,000	788,937
Versailles Commercial Paper LLC 0.25% due 05/19/2015*	1,042,000	1,041,906
Versailles Commercial Paper LLC 0.25% due 06/01/2015*	1,167,000	1,166,825
Versailles Commercial Paper LLC 0.25% due 06/22/2015*	594,000	593,828
Versailles Commercial Paper LLC 0.25% due 07/10/2015*	463,000	462,810
Working Capital Management Co. 0.13% due 05/01/2015*	814,000	814,000
Working Capital Management Co. 0.13% due 05/04/2015*	713,000	712,993
Working Capital Management Co. 0.13% due 05/05/2015*	546,000	545,989
Working Capital Management Co. 0.13% due 05/06/2015*	318,000	317,994
Working Capital Management Co. 0.13% due 05/07/2015*	434,000	433,988

Total Asset-Backed Commercial Paper (cost $70,624,750)		70,624,221

Certificates of Deposit — 37.3%
Bank of Montreal Chicago FRS 0.24% due 05/08/2015	2,800,000	2,800,000
Bank of Montreal Chicago FRS 0.26% due 10/16/2015	1,250,000	1,249,887
Bank of Nova Scotia Houston FRS 0.26% due 07/09/2015	1,800,000	1,799,964
Bank of Nova Scotia Houston FRS 0.26% due 10/07/2015	2,750,000	2,749,780
Bank of Nova Scotia Houston 0.28% due 07/27/2015	250,000	250,087
Bank of Tokyo-Mitsubishi UFJ, Ltd. NY 0.31% due 07/29/2015	4,500,000	4,500,540
Bank of Tokyo-Mitsubishi UFJ, Ltd. NY 0.32% due 05/13/2015	301,000	301,018

Bank of Tokyo-Mitsubishi UFJ, Ltd. NY FRS 0.32% due 08/24/2015	2,000,000	1,999,920
Bank of Tokyo-Mitsubishi UFJ, Ltd. NY FRS 0.32% due 10/28/2015	1,000,000	999,900
Canadian Imperial Bank of Commerce 0.90% due 10/01/2015	495,000	496,010
Canadian Imperial Bank of Commerce NY FRS 0.25% due 06/17/2015	525,000	524,984
Credit Industriel et Commercial NY FRS 0.23% due 06/01/2015	1,000,000	1,000,050
Credit Industriel et Commercial NY 0.25% due 05/01/2015	2,570,000	2,570,000
Credit Industriel et Commercial NY FRS 0.27% due 07/01/2015	1,000,000	1,000,132
Credit Industriel et Commercial NY 0.27% due 08/07/2015	3,000,000	3,000,120
Credit Suisse NY 0.26% due 06/09/2015	2,000,000	2,000,100
Credit Suisse NY 0.26% due 06/16/2015	1,000,000	1,000,050
Credit Suisse NY 0.26% due 07/01/2015	2,000,000	2,000,060
Credit Suisse NY 0.28% due 05/29/2015	2,700,000	2,700,189
Credit Suisse NY 0.31% due 08/04/2015	2,000,000	2,000,120
Credit Suisse NY 0.32% due 08/07/2015	1,000,000	1,000,080
Credit Suisse NY FRS 0.52% due 07/02/2015	347,000	346,962
Deutsche Bank AG 0.27% due 05/05/2015	3,000,000	3,000,090
DNB Bank ASA NY 0.12% due 05/05/2015	4,709,000	4,709,000
DNB Bank ASA NY 0.32% due 10/29/2015	3,000,000	2,999,730
DZ Bank AG NY 0.26% due 08/13/2015	2,000,000	1,999,980
DZ Bank AG NY 0.31% due 08/25/2015	1,000,000	1,000,107
HSBC Bank PLC 0.34% due 08/15/2015	1,000,000	1,000,246
HSBC Bank USA NA 0.24% due 05/04/2015	1,329,000	1,329,013
HSBC Bank USA NA FRS 0.25% due 05/06/2015	628,000	628,000
HSBC Bank USA NA FRS 0.26% due 06/08/2015	3,000,000	2,999,940
HSBC Bank USA NA 0.29% due 09/16/2015	2,000,000	1,999,860
HSBC Bank USA NA 0.32% due 09/15/2015	1,000,000	1,000,050
Mizuho Bank, Ltd. NY 0.24% due 05/04/2015	2,000,000	2,000,020
Mizuho Bank, Ltd. NY 0.24% due 05/18/2015	250,000	250,013
Mizuho Bank, Ltd. NY 0.26% due 06/16/2015	1,500,000	1,500,150
Mizuho Bank, Ltd. NY 0.26% due 07/06/2015	3,000,000	3,000,210
Mizuho Bank, Ltd. NY 0.27% due 08/05/2015	1,000,000	999,980
Natixis NY 0.57% due 07/10/2015	2,000,000	2,001,460
Nordea Bank Finland PLC NY 0.21% due 05/05/2015	1,700,000	1,700,000
Nordea Bank Finland PLC NY 0.24% due 05/26/2015	2,850,000	2,850,114
Nordea Bank Finland PLC NY 0.30% due 10/29/2015	2,000,000	1,999,780
Rabobank Nederland NY FRS 0.27% due 07/07/2015	2,600,000	2,599,948
Sumitomo Mitsui Banking Corp. NY FRS 0.28% due 05/12/2015	250,000	250,000
Sumitomo Mitsui Banking Corp. NY FRS 0.31% due 07/02/2015	2,300,000	2,299,954
Sumitomo Mitsui Banking Corp. NY 0.31% due 07/27/2015	1,000,000	1,000,130
Sumitomo Mitsui Banking Corp. NY FRS 0.33% due 10/14/2015	1,000,000	999,910
Svenska Handelsbanken NY FRS 0.23% due 08/28/2015	2,000,000	1,999,800
Toronto-Dominion Bank NY 0.23% due 05/11/2015	5,000,000	5,000,200
Toronto-Dominion Bank NY 0.23% due 05/29/2015	734,000	734,066
UBS AG Stamford CT 0.26% due 06/29/2015	2,000,000	1,999,900
UBS AG Stamford CT 0.33% due 08/31/2015	250,000	249,963
UBS AG Stamford CT 0.36% due 09/03/2015	3,000,000	2,999,760
UBS AG Stamford CT 0.36% due 09/16/2015	2,000,000	1,999,740
Wells Fargo Bank NA 0.23% due 05/07/2015	2,900,000	2,900,029
Wells Fargo Bank NA FRS 0.25% due 05/07/2015	158,000	158,000
Wells Fargo Bank NA FRS 0.25% due 08/05/2015	1,500,000	1,499,970
Wells Fargo Bank NA FRS 0.26% due 10/08/2015	1,940,000	1,939,825

Total Certificates of Deposit (cost $103,887,434)		103,888,891

Commercial Paper — 18.6%
ANZ New Zealand International, Ltd. FRS 0.25% due 06/04/2015*	400,000	399,992
ANZ New Zealand International, Ltd. FRS 0.26% due 11/02/2015*	1,000,000	999,900

Bank of Nova Scotia FRS 0.26% due 09/04/2015*	1,000,000	999,990
Bank of Tokyo-Mitsubishi UFJ, Ltd. NY 0.31% due 07/01/2015	297,000	296,890
BNZ International Funding, Ltd. 0.27% due 07/15/2015*	1,471,000	1,470,470
BPCE SA 0.25% due 05/01/2015*	1,400,000	1,400,000
Caisse Centrale Desjardins 0.12% due 05/07/2015*	3,000,000	2,999,924
Caisse des Depots et Consignations 0.24% due 05/12/2015*	1,681,000	1,680,950
Coca-Cola Co. 0.21% due 05/26/2015*	700,000	699,958
Coca-Cola Co. 0.24% due 06/23/2015*	1,000,000	999,840
Coca-Cola Co. 0.30% due 09/09/2015*	250,000	249,860
Dexia Credit Local SA NY 0.25% due 05/05/2015	3,000,000	2,999,970
Dexia Credit Local SA NY 0.26% due 05/06/2015	301,000	300,994
Dexia Credit Local SA NY 0.30% due 07/23/2015	1,250,000	1,249,487
DNB Bank ASA 0.20% due 05/13/2015*	380,000	379,985
Erste Abwicklungsanstalt 0.29% due 08/17/2015*	826,000	825,488
General Electric Capital Corp. 0.22% due 05/15/2015	300,000	299,988
General Electric Capital Corp. 0.26% due 12/18/2015	1,000,000	999,880
General Electric Capital Corp. 0.27% due 11/09/2015	250,000	249,988
ING US Funding LLC 0.25% due 07/07/2015	2,000,000	1,999,260
ING US Funding LLC 0.25% due 07/20/2015	2,000,000	1,999,080
JP Morgan Securities LLC FRS 0.36% due 09/21/2015*	2,000,000	1,999,780
National Australia Bank, Ltd. 0.24% due 05/18/2015*	2,900,000	2,899,826
National Bank of Canada 0.30% due 09/17/2015*	4,000,000	4,000,480
Prudential Funding LLC 0.07% due 05/01/2015	9,480,000	9,479,974
Rabobank Nederland NY 0.30% due 10/23/2015	637,000	636,064
Skandinaviska Enskilda Banken 0.23% due 06/12/2015*	350,000	349,941
Swedbank AB 0.25% due 07/02/2015	364,000	363,905
Toyota Credit Canada, Inc. 0.24% due 05/12/2015	185,000	184,994
Toyota Credit Canada, Inc. 0.25% due 05/19/2015	457,000	456,977
Toyota Credit Canada, Inc. 0.25% due 05/26/2015	185,000	184,987
Toyota Financial Services de Puerto Rico, Inc. 0.17% due 06/08/2015	379,000	378,962
Toyota Financial Services de Puerto Rico, Inc. 0.24% due 05/18/2015	336,000	335,983
Toyota Motor Credit Corp. 0.23% due 05/19/2015	1,000,000	999,950
Toyota Motor Credit Corp. 0.25% due 05/29/2015	3,000,000	2,999,760
Toyota Motor Credit Corp. 0.27% due 07/31/2015	175,000	174,953
Westpac Securities NZ, Ltd. 0.28% due 07/07/2015*	3,000,000	2,999,250

Total Commercial Paper (cost $51,945,016)		51,947,680

Corporate Notes — 4.3%
Australia & New Zealand Banking Group, Ltd FRS Senior Notes 0.46% due 05/07/2015*	1,910,000	1,910,019
Bank of Montreal FRS Senior Notes 0.52% due 09/24/2015	621,000	621,500
Bank of Montreal FRS Senior Notes 0.74% due 09/11/2015	453,000	453,768
Cheyne Finance LLC FRS Escrow Security 4.83% due 10/25/2007*(1)(2)(3)(4)(5)	2,564,444	37,441
Cheyne Finance LLC FRS Escrow Security 4.83% due 01/25/2008*(1)(2)(3)(4)(5)	3,749,958	61,266
General Electric Capital Corp. FRS Company Guar. Notes 1.30% due 07/02/2015	226,000	226,362
General Electric Capital Corp. Company Guar. Notes 1.63% due 07/02/2015	3,682,000	3,689,968
General Electric Capital Corp. Company Guar. Notes 2.38% due 06/30/2015	528,000	529,813
General Electric Capital Corp. Company Guar. Notes 3.50% due 06/29/2015	1,976,000	1,985,449
HSBC Bank PLC Senior Notes 3.50% due 06/28/2015*	273,000	274,247
National Australia Bank, Ltd. Senior Notes 2.75% due 09/28/2015*	531,000	535,758
Nederlandse Waterschapsbank FRS Senior Notes 0.54% due 05/23/2015*	339,000	339,041
Sumitomo Mitsui Banking Corp. Company Guar. Notes 1.35% due 07/18/2015	500,000	500,859

Toronto-Dominion Bank FRS Senior Notes 0.44% due 05/01/2015	245,000	245,000
Westpac Banking Corp. FRS Senior Notes 1.03% due 09/25/2015	200,000	200,559
Westpac Banking Corp. Senior Notes 3.00% due 08/04/2015	518,000	521,415

Total Corporate Notes (cost $12,197,718)		12,132,465

Municipal Bonds & Notes — 1.6%
Colorado Housing & Finance Authority VRDN Revenue Bonds 0.09% due 10/01/2034(6)	135,000	135,000
Iowa Finance Authority Single Family Mtg. VRDN Revenue Bonds 0.20% due 07/01/2037(6)	1,235,000	1,235,000
Kent Hospital Finance Authority VRDN Revenue Bonds (LOC-Bank of NY Mellon) 0.09% due 01/15/2026(6)	1,055,000	1,055,000
Miami-Dade County Industrial Development Authority VRDN Revenue Bonds (LOC-TD Bank NA) 0.12% due 07/01/2037(6)	100,000	100,000
Minnesota Office of Higher Education VRDN Series A Revenue Bonds (LOC-US Bank NA) 0.12% due 12/01/2043(6)	725,000	725,000
New Hampshire Health & Education Facilities Authority VRDN Revenue Bonds 0.10% due 06/01/2041(6)	170,000	170,000
Pima County Industrial Development Authority VRDN Revenue Bonds (LOC-Bank of NY Mellon) 0.10% due 12/01/2022(6)	300,000	300,000
Simmons College Massachusetts VRDN Revenue Bonds (LOC-TD Bank NA) 0.13% due 10/01/2022(6)	195,000	195,000
State of Texas VRDN General Obligation Bonds 0.08% due 06/01/2045(6)	500,000	500,000

Total Municipal Bonds & Notes (cost $4,415,000)		4,415,000

Time Deposits — 9.3%
Lloyds Banking Group PLC 0.06% due 05/01/2015	12,900,000	12,900,000
Swedbank AB 0.06% due 05/01/2015	12,900,000	12,900,000

Total Time Deposits (cost $25,800,000)		25,800,000

Total Short-Term Investment Securities — 96.4% (cost $268,869,918)		268,808,257

REPURCHASE AGREEMENTS — 1.2%
Agreement with Royal Bank of Canada, bearing interest at 0.10%, dated 04/30/2015, to be repurchased 05/01/2015 in the amount of $3,272,009 collateralized by $242,333 of Federal National Mtg. Assoc. Bonds, bearing interest at 3.50% due 02/01/2045, $812,005 of Federal National Mtg. Assoc. Bonds, bearing interest at 4.00% due 07/01/2042, $1,093,735 of Federal National Mtg. Assoc. Bonds, bearing interest at 4.00% due 04/01/2045, $2,167,867 of Federal National Mtg. Assoc. Bonds, bearing interest at 4.50% due 12/01/2025, and having an approximate value of $3,337,449 (cost $3,272,000)	3,272,000	3,272,000

TOTAL INVESTMENTS — (cost $272,141,918)(7)	97.6%	272,080,257
Other assets less liabilities	2.4	6,574,686

NET ASSETS	100.0%	$278,654,943

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2015, the aggregate value of these securities was $91,423,039 representing 32.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At April 30, 2015, the aggregate value of these securities was $98,707 representing 0.0% of net assets.
(3)	Security in default
(4)	Security issued by a structured investment vehicle (“SIV”). These SIV’s may be affected by, among other things, changes in interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.

(5)	On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC (“SIV Portfolio”) (formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the “Notes”) held by the Portfolio, triggered the appointment of receivers (Deloitte &Touche LLP) (collectively, the “Receiver”). On October 17, 2007, the Receiver determined that SIV Portfolio was about to become unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, materially adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 23, 2008, the Receiver concluded the sale of SIV Portfolio’s investment portfolio and a distribution to senior creditors, including the Portfolio, was made. Furthermore, an additional distribution to senior creditors, including the Portfolio, was made on August 13, 2008. The market value of the Notes, as of April 30, 2015, represents the Notes’ residual value that may be distributed to the Portfolio.
(6)	The security’s effective maturity date is less than one year.
(7)	See Note 4 for cost of investments on a tax basis.

FRS — Floating Rate Security
LOC — Letter of Credit
VRDN — Variable Rate Demand Note

The rates shown on FRS and VRDN are the current interest rates at April 30, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Industry Allocation*

Banks-Foreign-US Branches	34.0%
Banks-Foreign	17.9
Asset Backed Commercial Paper/Auto	7.8
Asset Backed Commercial Paper/Fully Supported	7.3
Banks-Domestic	5.2
Asset Backed Commercial Paper/Trade Receivables	3.6
Collateralized Commercial Paper/Repurchase Agreement Backed	3.5
Insurance	3.4
Asset Backed Commercial Paper/Diversified	3.1
Diversified	2.9
Government-Related Entity	2.5
Automobile	2.0
Brokerage/Investment	1.9
Municipal	1.3
Food & Beverage	0.7
Student Loan	0.3
Higher Education	0.1
Sovereigns/Supranational	0.1
Asset Backed/Structured Investment	0.0

97.6%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2015 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value*
Short-Term Investments Securities:
Corporate Notes	$—	$12,033,758	$98,707	$12,132,465
Other Short-Term Investment Securities	—	256,675,792	—	256,675,792
Repurchase Agreements	—	3,272,000	—	3,272,000

Total Investments at Value	$—	$271,981,550	$98,707	$272,080,257

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2015 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

U.S. CORPORATE BONDS & NOTES — 80.5%
Advertising Agencies — 0.5%
Interpublic Group of Cos., Inc. Senior Notes 2.25% due 11/15/2017	$2,160,000	$2,185,086
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	1,000,000	1,024,679
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/2022	250,000	261,036
Omnicom Group, Inc. Company Guar. Notes 3.63% due 05/01/2022	3,000,000	3,142,338
Omnicom Group, Inc. Company Guar. Notes 3.65% due 11/01/2024	1,770,000	1,812,526

		8,425,665

Advertising Sales — 0.2%
Lamar Media Corp. Company Guar. Notes 5.00% due 05/01/2023	400,000	408,000
Lamar Media Corp. Company Guar. Notes 5.38% due 01/15/2024	750,000	782,925
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	675,000	713,812
Outfront Media Capital LLC Company Guar. Notes 5.25% due 02/15/2022	125,000	129,375
Outfront Media Capital LLC Company Guar. Notes 5.63% due 02/15/2024	875,000	911,094
Outfront Media Capital LLC Company Guar. Notes 5.88% due 03/15/2025	550,000	587,125

		3,532,331

Aerospace/Defense — 0.3%
BAE Systems Holdings, Inc. Company Guar. Notes 5.20% due 08/15/2015*	3,020,000	3,057,977
Lockheed Martin Corp. Senior Notes 2.90% due 03/01/2025	2,155,000	2,153,860
Rockwell Collins, Inc. Senior Notes 3.10% due 11/15/2021	750,000	780,764

		5,992,601

Aerospace/Defense-Equipment — 0.2%
KLX, Inc. Company Guar. Notes 5.88% due 12/01/2022*	1,000,000	1,007,500
TransDigm, Inc. Company Guar. Notes 5.50% due 10/15/2020	575,000	564,938
TransDigm, Inc. Company Guar. Notes 6.00% due 07/15/2022	225,000	226,406
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	1,150,000	1,167,077
TransDigm, Inc. Company Guar. Notes 7.50% due 07/15/2021	1,000,000	1,075,000

		4,040,921

Agricultural Chemicals — 0.2%
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/2019*	2,940,000	3,307,603

Airlines — 0.3%
Southwest Airlines Co. Senior Notes 2.75% due 11/06/2019	1,000,000	1,020,396
Southwest Airlines Co. Senior Notes 5.13% due 03/01/2017	2,500,000	2,669,120
Southwest Airlines Co. Senior Notes 7.38% due 03/01/2027	1,215,000	1,552,220

		5,241,736

Applications Software — 0.2%
Emdeon, Inc. Company Guar. Notes 11.00% due 12/31/2019	900,000	985,500
Nuance Communications, Inc. Company Guar. Notes 5.38% due 08/15/2020*	1,900,000	1,919,000

		2,904,500

Auto-Cars/Light Trucks — 2.6%
Daimler Finance North America LLC Company Guar. Notes 1.88% due 01/11/2018*	5,000,000	5,060,480
Daimler Finance North America LLC Company Guar. Notes 2.63% due 09/15/2016*	1,700,000	1,737,986
Daimler Finance North America LLC Company Guar. Notes 2.95% due 01/11/2017*	4,000,000	4,119,788
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	3,000,000	3,134,595
Ford Motor Credit Co. LLC Senior Notes 3.00% due 06/12/2017	3,600,000	3,701,282
Ford Motor Credit Co. LLC Senior Notes 4.25% due 09/20/2022	550,000	587,063
Ford Motor Credit Co. LLC Senior Notes 5.00% due 05/15/2018	2,500,000	2,721,287
Ford Motor Credit Co. LLC Senior Notes 4.38% due 08/06/2023	5,500,000	5,898,849
General Motors Co. Senior Notes 4.00% due 04/01/2025	1,905,000	1,907,132
General Motors Co. Senior Notes 5.20% due 04/01/2045	2,250,000	2,380,637
General Motors Corp. Escrow Notes 7.20% due 01/15/2011†(1)(2)	1,000,000	0
General Motors Corp. Escrow Notes 7.40% due 09/01/2025†(1)(2)	2,800,000	0

General Motors Corp. Escrow Notes 9.45% due 11/01/2011†(1)(2)	250,000	0
General Motors Financial Co., Inc. Company Guar. Notes 3.45% due 04/10/2022	3,200,000	3,177,642
General Motors Financial Co., Inc. Company Guar. Notes 3.50% due 07/10/2019	150,000	153,618
General Motors Financial Co., Inc. Company Guar. Notes 4.25% due 05/15/2023	350,000	361,270
General Motors Financial Co., Inc. Company Guar. Notes 4.38% due 09/25/2021	1,100,000	1,168,618
Harley-Davidson Financial Services, Inc. Company Guar. Notes 2.70% due 03/15/2017*	910,000	934,735
Harley-Davidson Financial Services, Inc. Company Guar. Notes 3.88% due 03/15/2016*	1,190,000	1,221,455
Hyundai Capital America Senior Notes 2.60% due 03/19/2020*	2,500,000	2,532,885
Hyundai Capital America Senior Notes 2.88% due 08/09/2018*	2,500,000	2,577,185
Nissan Motor Acceptance Corp. Senior Notes 1.95% due 09/12/2017*	3,380,000	3,432,850

		46,809,357

Auto-Heavy Duty Trucks — 0.1%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	1,025,000	1,112,125

Auto/Truck Parts & Equipment-Original — 0.6%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	1,725,000	1,794,000
American Axle & Manufacturing, Inc. Company Guar. Notes 6.63% due 10/15/2022	250,000	265,625
American Axle & Manufacturing, Inc. Company Guar. Notes 7.75% due 11/15/2019	1,725,000	1,964,344
Lear Corp. Company Guar. Notes 4.75% due 01/15/2023	1,525,000	1,547,875
Lear Corp. Company Guar. Notes 5.25% due 01/15/2025	625,000	638,281
MPG Holdco I, Inc. Company Guar. Notes 7.38% due 10/15/2022*	1,850,000	1,970,250
Tenneco, Inc. Company Guar. Notes 5.38% due 12/15/2024	1,000,000	1,047,500
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	825,000	874,500
ZF North America Capital, Inc. Company Guar. Notes 4.50% due 04/29/2022*	175,000	174,672
ZF North America Capital, Inc. Company Guar. Notes 4.75% due 04/29/2025*	625,000	626,562

		10,903,609

Auto/Truck Parts & Equipment-Replacement — 0.1%
UCI International, Inc. Company Guar. Notes 8.63% due 02/15/2019	2,025,000	1,812,375

Banks-Commercial — 1.8%
Associated Banc-Corp Sub. Notes 4.25% due 01/15/2025	2,710,000	2,728,512
Associated Banc-Corp. Senior Notes 5.13% due 03/28/2016	3,245,000	3,351,270
BB&T Corp. Senior Notes 2.25% due 02/01/2019	2,445,000	2,473,993
Branch Banking & Trust Co. Sub. Notes 3.80% due 10/30/2026	3,000,000	3,123,972
CIT Group, Inc. Senior Notes 5.00% due 08/01/2023	625,000	638,672
CIT Group, Inc. Senior Notes 5.25% due 03/15/2018	2,250,000	2,332,125
CIT Group, Inc. Senior Notes 5.38% due 05/15/2020	250,000	264,687
CIT Group, Inc. Senior Notes 6.63% due 04/01/2018*	475,000	509,437
City National Corp. Senior Notes 5.25% due 09/15/2020	2,205,000	2,526,147
Compass Bank Senior Notes 2.75% due 09/29/2019	1,530,000	1,546,640
Compass Bank Sub. Notes 3.88% due 04/10/2025	3,110,000	3,039,450
Discover Bank Senior Notes 2.00% due 02/21/2018	1,700,000	1,702,569
Discover Bank Sub. Notes 8.70% due 11/18/2019	688,000	842,529
HSBC USA, Inc. Senior Notes 1.63% due 01/16/2018	700,000	702,785

Manufacturers & Traders Trust Co. FRS Sub. Notes 5.63% due 12/01/2021	2,860,000	2,958,670
Sophia Holding Finance Company Guar. Notes 9.63% due 12/01/2018*(3)	525,000	532,875
Union Bank NA Senior Notes 2.63% due 09/26/2018	2,300,000	2,364,131

		31,638,464

Banks-Fiduciary — 0.4%
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	3,510,000	3,651,453
Wilmington Trust Corp. Sub. Notes 8.50% due 04/02/2018	3,390,000	3,965,775

		7,617,228

Banks-Super Regional — 0.7%
Banc One Corp. Sub. Debentures 8.00% due 04/29/2027	460,000	619,846
Comerica, Inc. Sub. Notes 3.80% due 07/22/2026	2,330,000	2,324,448
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/2020	1,780,000	2,135,676
PNC Funding Corp. Bank Guar. Notes 5.13% due 02/08/2020	1,260,000	1,432,148
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/2016	1,600,000	1,637,299
Wachovia Corp. Senior Notes 5.75% due 02/01/2018	4,020,000	4,483,140

		12,632,557

Batteries/Battery Systems — 0.0%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	450,000	455,625

Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 4.75% due 11/15/2024	350,000	371,000

Brewery — 0.1%
SABMiller Holdings, Inc. Company Guar. Notes 2.45% due 01/15/2017*	1,840,000	1,877,575

Broadcast Services/Program — 0.5%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series A 6.50% due 11/15/2022	75,000	78,563
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series B 6.50% due 11/15/2022	2,775,000	2,934,562
Crown Media Holdings, Inc. Company Guar. Notes 10.50% due 07/15/2019	1,525,000	1,624,125
Discovery Communications LLC Company Guar. Notes 5.05% due 06/01/2020	2,000,000	2,222,092
iHeartCommunications, Inc. Senior Sec. Notes 9.00% due 03/01/2021	1,700,000	1,629,875
Nexstar Broadcasting, Inc. Company Guar. Notes 6.13% due 02/15/2022*	1,100,000	1,141,250

		9,630,467

Building & Construction Products-Misc. — 0.4%
CPG Merger Sub LLC Company Guar. Notes 8.00% due 10/01/2021*	1,275,000	1,332,375
NCI Building Systems, Inc. Company Guar. Notes 8.25% due 01/15/2023*	875,000	927,500
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/2021	1,975,000	2,133,000
Nortek, Inc. Company Guar. Notes 10.00% due 12/01/2018	400,000	420,000
Roofing Supply Group LLC/Roofing Supply Finance, Inc. Company Guar. Notes 10.00% due 06/01/2020*	375,000	378,750
Unifrax I LLC / Unifrax Holding, Co. Company Guar. Notes 7.50% due 02/15/2019*	175,000	180,250
USG Corp. Company Guar. Notes 5.50% due 03/01/2025*	50,000	52,500
USG Corp. Company Guar. Notes 5.88% due 11/01/2021*	925,000	992,062

		6,416,437

Building & Construction-Misc. — 0.1%
Unifrax I LLC/Unifrax Holding Co. Company Guar. Notes 7.50% due 02/15/2019*	1,025,000	1,055,750

Building Products-Wood — 0.8%
Masco Corp. Senior Notes 4.45% due 04/01/2025	5,110,000	5,276,075

Masco Corp. Senior Bonds 4.80% due 06/15/2015	5,500,000	5,521,092
Masco Corp. Senior Notes 5.85% due 03/15/2017	3,250,000	3,458,325
Masco Corp. Senior Notes 5.95% due 03/15/2022	730,000	821,250

		15,076,742

Building-Heavy Construction — 0.1%
SBA Tower Trust Sec. Notes 5.10% due 04/15/2042*	1,790,000	1,861,625

Building-Residential/Commercial — 0.1%
Allegion US Holding Co., Inc. Company Guar. Notes 5.75% due 10/01/2021	925,000	973,563

Cable/Satellite TV — 1.7%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 02/15/2023	1,025,000	1,013,161
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 03/15/2021	225,000	227,250
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.38% due 05/01/2025*	850,000	835,125
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.75% due 01/15/2024	300,000	303,750
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.88% due 05/01/2027*	775,000	763,375
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	1,250,000	1,331,250
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.38% due 06/01/2020	650,000	692,250
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	1,625,000	1,627,759
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 6.38% due 09/15/2020*	1,325,000	1,396,219
Comcast Corp. Company Guar. Notes 5.88% due 02/15/2018	1,000,000	1,125,164
Comcast Corp. Company Guar. Notes 6.50% due 01/15/2017	748,000	818,162
Cox Communications, Inc. Senior Notes 2.95% due 06/30/2023*	1,000,000	965,336
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	820,000	812,018
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 4.45% due 04/01/2024	1,500,000	1,583,156
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	1,500,000	1,519,460
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 03/01/2041	3,500,000	4,124,662
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	225,000	213,188
DISH DBS Corp. Company Guar. Notes 5.13% due 05/01/2020	275,000	278,094
DISH DBS Corp. Company Guar. Notes 5.88% due 07/15/2022	2,225,000	2,241,687
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	525,000	517,125
Time Warner Cable, Inc. Company Guar. Notes 4.00% due 09/01/2021	3,273,000	3,256,101
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	1,000,000	850,479
Time Warner Cable, Inc. Company Guar. Notes 5.50% due 09/01/2041	3,410,000	3,147,133
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 06/15/2039	690,000	725,909
Time Warner Cable, Inc. Company Guar. Notes 8.75% due 02/14/2019	490,000	578,424

		30,946,237

Casino Hotels — 0.5%
Chester Downs & Marina LLC Senior Sec. Notes 9.25% due 02/01/2020*	650,000	497,250
MGM Resorts International Company Guar. Notes 5.25% due 03/31/2020	425,000	433,500
MGM Resorts International Company Guar. Notes 6.00% due 03/15/2023	350,000	362,469
MGM Resorts International Company Guar. Notes 6.75% due 10/01/2020	950,000	1,022,438
MGM Resorts International Company Guar. Notes 7.75% due 03/15/2022	1,925,000	2,160,812
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	2,250,000	2,272,500
Station Casinos LLC Company Guar. Notes 7.50% due 03/01/2021	1,575,000	1,697,062

		8,446,031

Casino Services — 0.1%
Affinity Gaming LLC/Affinity Gaming Finance Corp. Company Guar. Notes 9.00% due 05/15/2018	550,000	545,875
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Senior Sec. Notes 9.50% due 06/15/2019*	912,000	957,600

		1,503,475

Cellular Telecom — 1.0%
Crown Castle Towers LLC Senior Sec. Notes 5.50% due 01/15/2037*	5,650,000	5,909,714
Sprint Communications Company Guar. Notes 7.00% due 03/01/2020*	375,000	414,844
Sprint Communications Company Guar. Notes 9.00% due 11/15/2018*	400,000	455,124
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	600,000	576,750
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	1,700,000	1,706,375
Sprint Nextel Corp. Senior Notes 6.00% due 11/15/2022	1,825,000	1,724,625
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/2019	2,325,000	2,185,500
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	200,000	203,810
T-Mobile USA, Inc. Company Guar. Notes 6.13% due 01/15/2022	400,000	412,500
T-Mobile USA, Inc. Company Guar. Notes 6.25% due 04/01/2021	425,000	444,125
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	275,000	282,422
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	175,000	182,656
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	1,350,000	1,409,063
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	100,000	105,500
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/01/2023	1,325,000	1,375,615
T-Mobile USA, Inc. Company Guar. Notes 6.73% due 04/28/2022	375,000	395,156
T-Mobile USA, Inc. Company Guar. Notes 6.84% due 04/28/2023	900,000	951,750

		18,735,529

Chemicals-Diversified — 0.6%
Axiall Corp. Company Guar. Notes 4.88% due 05/15/2023	125,000	126,250
Celanese US Holdings LLC Company Guar. Notes 4.63% due 11/15/2022	825,000	843,562
Dow Chemical Co. Senior Notes 8.55% due 05/15/2019	4,730,000	5,872,792
Eagle Spinco, Inc. Company Guar. Notes 4.63% due 02/15/2021	950,000	961,875
Eco Services Operations LLC/Eco Finance Corp. Senior Notes 8.50% due 11/01/2022*	950,000	969,000
FMC Corp. Senior Notes 3.95% due 02/01/2022	1,500,000	1,563,129

		10,336,608

Chemicals-Plastics — 0.1%
Hexion US Finance Corp. Senior Sec. Notes 6.63% due 04/15/2020	425,000	397,375

Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/2018	1,600,000	1,426,000
Rohm & Haas Co. Senior Notes 6.00% due 09/15/2017	402,000	443,772

		2,267,147

Chemicals-Specialty — 0.5%
Albemarle Corp. Company Guar. Notes 4.15% due 12/01/2024	1,465,000	1,507,750
Albemarle Corp. Company Guar. Notes 5.45% due 12/01/2044	1,985,000	2,103,463
Ashland, Inc. Senior Notes 3.88% due 04/15/2018	425,000	437,750
Ashland, Inc. Company Guar. Notes 4.75% due 08/15/2022	500,000	512,500
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	1,475,000	1,489,750
Huntsman International LLC Company Guar. Notes 5.13% due 11/15/2022*	475,000	480,047
Platform Specialty Products Corp. Senior Notes 6.50% due 02/01/2022*	1,725,000	1,802,625
W.R. Grace & Co. Company Guar. Notes 5.13% due 10/01/2021*	325,000	338,812
W.R. Grace & Co. Company Guar. Notes 5.63% due 10/01/2024*	325,000	349,375

		9,022,072

Coatings/Paint — 0.5%
RPM International, Inc. Senior Notes 6.13% due 10/15/2019	1,875,000	2,134,836
RPM International, Inc. Senior Notes 6.50% due 02/15/2018	2,350,000	2,614,772
US Coatings Acquisition, Inc./Flash Dutch 2 BV Company Guar. Notes 7.38% due 05/01/2021*	1,825,000	1,980,125
Valspar Corp. Senior Notes 3.30% due 02/01/2025	875,000	871,653
Valspar Corp. Senior Notes 4.40% due 02/01/2045	1,415,000	1,391,664

		8,993,050

Commercial Services — 0.3%
Anna Merger Sub, Inc. Senior Notes 7.75% due 10/01/2022*	2,675,000	2,735,187
Iron Mountain, Inc. Company Guar. Notes 5.75% due 08/15/2024	250,000	258,763
ServiceMaster Co. Company Guar. Notes 7.00% due 08/15/2020	1,836,000	1,941,570
ServiceMaster Co. Senior Notes 7.10% due 03/01/2018	550,000	580,250
ServiceMaster Co. Senior Notes 7.45% due 08/15/2027	275,000	279,812

		5,795,582

Commercial Services-Finance — 0.4%
Igloo Holdings Corp. Senior Notes 8.25% due 12/15/2017*(3)	1,425,000	1,448,156
Interactive Data Corp. Company Guar. Notes 5.88% due 04/15/2019*	2,150,000	2,182,250
Lender Processing Services, Inc. Company Guar. Notes 5.75% due 04/15/2023	450,000	478,125
Moody’s Corp. Senior Notes 5.50% due 09/01/2020	900,000	1,024,465
TransUnion Holding Co., Inc. Senior Notes 8.13% due 06/15/2018(3)	725,000	739,500
TransUnion Holding Co., Inc. Senior Notes 9.63% due 06/15/2018(3)	2,000,000	2,015,000

		7,887,496

Computer Graphics — 0.1%
Logo Merger Sub Corp. Company Guar. Notes 8.38% due 10/15/2020*	1,950,000	1,989,000

Computer Services — 0.3%
Compiler Finance Sub, Inc. Senior Notes 7.00% due 05/01/2021*(1)	1,225,000	918,750
IHS, Inc. Company Guar. Notes 5.00% due 11/01/2022*	725,000	725,000
SAIC, Inc. Company Guar. Notes 5.95% due 12/01/2040	850,000	807,162
SunGard Data Systems, Inc. Company Guar. Notes 6.63% due 11/01/2019	1,575,000	1,641,937
SunGard Data Systems, Inc. Company Guar. Notes 7.63% due 11/15/2020	825,000	872,438

		4,965,287

Computers — 0.3%
Apple, Inc. Senior Notes 1.00% due 05/03/2018	1,300,000	1,293,183
Apple, Inc. Senior Notes 2.40% due 05/03/2023	790,000	769,397
Apple, Inc. Senior Notes 4.45% due 05/06/2044	775,000	820,675
Hewlett-Packard Co. Senior Notes 2.60% due 09/15/2017	2,100,000	2,151,005
Hewlett-Packard Co. Senior Notes 3.30% due 12/09/2016	1,250,000	1,291,162

		6,325,422

Computers-Integrated Systems — 0.1%
NCR Corp. Company Guar. Notes 4.63% due 02/15/2021	1,250,000	1,240,625
NCR Corp. Company Guar. Notes 5.00% due 07/15/2022	425,000	419,688
NCR Corp. Company Guar. Notes 5.88% due 12/15/2021	275,000	281,875
NCR Corp. Company Guar. Notes 6.38% due 12/15/2023	625,000	657,812

		2,600,000

Consulting Services — 0.3%
Verisk Analytics, Inc. Company Guar. Notes 4.13% due 09/12/2022	2,068,000	2,146,203
Verisk Analytics, Inc. Company Guar. Notes 4.88% due 01/15/2019	2,770,000	2,979,105

		5,125,308

Consumer Products-Misc. — 0.5%
Clorox Co. Senior Notes 3.55% due 11/01/2015	800,000	811,577
Prestige Brands, Inc. Senior Notes 5.38% due 12/15/2021*	1,725,000	1,746,562
Prestige Brands, Inc. Company Guar. Notes 8.13% due 02/01/2020	250,000	268,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 8.25% due 02/15/2021	2,625,000	2,792,344
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 9.88% due 08/15/2019	381,000	406,003
Spectrum Brands, Inc. Company Guar. Notes 6.13% due 12/15/2024*	600,000	636,000
Spectrum Brands, Inc. Company Guar. Notes 6.75% due 03/15/2020	1,500,000	1,578,750

		8,239,986

Containers-Metal/Glass — 0.4%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	1,425,000	1,396,500
BWAY Holding Co. Senior Notes 9.13% due 08/15/2021*	2,025,000	2,085,750
Crown Americas LLC/Crown Americas Capital Corp. IV Company Guar. Notes 4.50% due 01/15/2023	1,475,000	1,482,375
Greif, Inc. Senior Notes 7.75% due 08/01/2019	900,000	1,010,250
Owens-Brockway Glass Container, Inc. Senior Notes 5.00% due 01/15/2022*	200,000	205,250
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	1,350,000	1,397,250

		7,577,375

Containers-Paper/Plastic — 0.9%
Berry Plastics Corp. Sec. Notes 5.50% due 05/15/2022	2,975,000	3,082,844
Graphic Packaging International, Inc. Company Guar. Notes 4.75% due 04/15/2021	950,000	988,000
Packaging Corp. of America Senior Notes 3.65% due 09/15/2024	2,750,000	2,772,126
Packaging Corp. of America Senior Notes 3.90% due 06/15/2022	1,250,000	1,289,834
Packaging Corp. of America Senior Notes 4.50% due 11/01/2023	915,000	977,609
Pactiv LLC Senior Notes 7.95% due 12/15/2025	375,000	382,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	1,450,000	1,515,250

Rock-Tenn Co. Company Guar. Notes 4.00% due 03/01/2023	700,000	728,500
Rock-Tenn Co. Company Guar. Notes 4.45% due 03/01/2019	740,000	792,472
Sealed Air Corp. Senior Notes 4.88% due 12/01/2022*	525,000	539,438
Sealed Air Corp. Senior Notes 5.13% due 12/01/2024*	525,000	547,312
Sealed Air Corp. Senior Notes 5.25% due 04/01/2023*	325,000	339,625
Sealed Air Corp. Company Guar. Notes 8.38% due 09/15/2021*	1,100,000	1,240,250
Sonoco Products Co. Senior Notes 5.75% due 11/01/2040	770,000	890,547

		16,086,307

Cosmetics & Toiletries — 0.1%
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	1,325,000	1,245,500

Data Processing/Management — 1.1%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	1,450,000	1,497,575
Audatex North America, Inc. Company Guar. Notes 6.13% due 11/01/2023*	900,000	938,250
Fidelity National Information Services, Inc. Company Guar. Notes 3.50% due 04/15/2023	3,800,000	3,824,092
Fidelity National Information Services, Inc. Company Guar. Notes 3.88% due 06/05/2024	2,265,000	2,321,133
First Data Corp. Sec. Notes 8.25% due 01/15/2021*	675,000	715,709
First Data Corp. Sec. Notes 8.75% due 01/15/2022*(3)	5,075,000	5,430,250
First Data Corp. Company Guar. Notes 11.25% due 01/15/2021	276,000	310,500
Fiserv, Inc. Company Guar. Notes 3.13% due 06/15/2016	2,000,000	2,047,548
Fiserv, Inc. Company Guar. Notes 6.80% due 11/20/2017	3,120,000	3,514,312

		20,599,369

Decision Support Software — 0.0%
MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*	350,000	364,000

Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc. Senior Notes 2.75% due 08/15/2016	680,000	692,146

Diagnostic Equipment — 0.2%
Crimson Merger Sub, Inc. Senior Notes 6.63% due 05/15/2022*	3,450,000	3,066,187

Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.00% due 05/01/2025	450,000	449,156
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	275,000	279,847
DaVita, Inc. Company Guar. Notes 5.75% due 08/15/2022	1,275,000	1,354,688

		2,083,691

Distribution/Wholesale — 0.5%
American Builders & Contractors Supply Co., Inc. Senior Notes 5.63% due 04/15/2021*	1,525,000	1,570,750
HD Supply, Inc. Senior Sec. Notes 5.25% due 12/15/2021*	175,000	181,562
HD Supply, Inc. Company Guar. Notes 7.50% due 07/15/2020	150,000	160,875
Ingram Micro, Inc. Senior Notes 5.00% due 08/10/2022	2,800,000	2,956,540
Interline Brands, Inc. Senior Notes 10.00% due 11/15/2018(3)	1,023,000	1,074,150
VWR Funding, Inc. Company Guar. Notes 7.25% due 09/15/2017	2,425,000	2,534,125

		8,478,002

Diversified Banking Institutions — 7.6%
Bank of America Corp. Senior Notes 2.00% due 01/11/2018	5,000,000	5,032,740
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	5,000,000	5,077,160

Bank of America Corp. Senior Notes 3.70% due 09/01/2015	2,000,000	2,019,916
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	1,000,000	984,938
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	3,350,000	3,508,271
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	3,500,000	3,469,011
Bank of America Corp. Senior Notes 5.63% due 07/01/2020	9,100,000	10,418,572
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	6,540,000	7,596,910
Citigroup, Inc. Senior Notes 3.30% due 04/27/2025	3,500,000	3,465,938
Citigroup, Inc. Senior Notes 3.88% due 10/25/2023	5,000,000	5,201,240
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	3,100,000	3,137,749
Citigroup, Inc. Senior Notes 4.45% due 01/10/2017	1,430,000	1,503,195
Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	1,370,000	1,496,396
Citigroup, Inc. Senior Notes 4.59% due 12/15/2015	2,000,000	2,046,062
Citigroup, Inc. Senior Notes 5.38% due 08/09/2020	3,000,000	3,415,833
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	2,500,000	2,798,192
Citigroup, Inc. Senior Notes 6.88% due 03/05/2038	1,341,000	1,795,772
Goldman Sachs Group, Inc. Senior Notes 3.63% due 02/07/2016	2,350,000	2,397,994
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	9,000,000	10,444,581
Goldman Sachs Group, Inc. Senior Notes 6.00% due 06/15/2020	1,000,000	1,158,460
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	3,800,000	4,796,698
Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/2019	1,500,000	1,779,849
JPMorgan Chase & Co. Senior Notes 1.63% due 05/15/2018	5,000,000	4,999,440
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	1,510,000	1,506,237
JPMorgan Chase & Co. Sub. Notes 3.88% due 09/10/2024	10,500,000	10,605,714
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	2,330,000	2,596,056
Morgan Stanley Senior Notes 3.45% due 11/02/2015	990,000	1,003,447
Morgan Stanley Senior Notes 3.80% due 04/29/2016	4,740,000	4,877,759
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	3,500,000	3,435,803
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	4,000,000	4,103,168
Morgan Stanley Senior Notes 4.75% due 03/22/2017	1,450,000	1,539,043
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	2,000,000	2,166,122
Morgan Stanley Senior Notes 5.50% due 07/24/2020	5,000,000	5,694,680
Morgan Stanley Senior Notes 5.75% due 01/25/2021	4,000,000	4,638,600
Morgan Stanley Senior Notes 5.95% due 12/28/2017	2,130,000	2,358,157
Morgan Stanley Senior Notes 6.38% due 07/24/2042	450,000	581,562
Morgan Stanley Senior Notes 6.63% due 04/01/2018	3,090,000	3,500,401

		137,151,666

Diversified Financial Services — 2.3%
General Electric Capital Corp. Senior Notes 2.90% due 01/09/2017	2,300,000	2,381,376
General Electric Capital Corp. Senior Notes 2.95% due 05/09/2016	5,290,000	5,418,917
General Electric Capital Corp. Company Guar. Notes 3.10% due 01/09/2023	21,000,000	21,747,033

General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	3,000,000	3,369,240
General Electric Capital Corp. Senior Notes 5.63% due 05/01/2018	7,580,000	8,520,474

		41,437,040

Diversified Manufacturing Operations — 0.3%
Harsco Corp. Senior Notes 5.75% due 05/15/2018	3,128,000	3,253,120
Textron, Inc. Senior Notes 3.88% due 03/01/2025	905,000	928,253
Textron, Inc. Senior Notes 4.30% due 03/01/2024	1,945,000	2,063,678

		6,245,051

Diversified Operations — 0.0%
MUFG Americas Holdings Corp. Senior Notes 3.00% due 02/10/2025	370,000	360,158

E-Commerce/Services — 0.3%
Expedia, Inc. Company Guar. Notes 4.50% due 08/15/2024	3,300,000	3,322,873
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/2020	930,000	1,044,466
IAC/InterActiveCorp. Company Guar. Notes 4.75% due 12/15/2022	1,850,000	1,850,000

		6,217,339

Educational Software — 0.1%
Blackboard, Inc. Senior Notes 7.75% due 11/15/2019*	1,075,000	1,032,000

Electric Products-Misc. — 0.2%
Molex Electronic Technologies LLC Senior Notes 3.90% due 04/15/2025*	2,500,000	2,498,720
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 12/15/2021	1,900,000	1,938,000

		4,436,720

Electric-Distribution — 0.0%
Great River Energy 1st Mtg. Bonds 5.83% due 07/01/2017*	747,106	784,129

Electric-Integrated — 2.1%
American Electric Power Co., Inc. Senior Notes 2.95% due 12/15/2022	2,900,000	2,910,353
Appalachian Power Co. Senior Notes 7.95% due 01/15/2020	720,000	899,907
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	1,145,000	1,358,591
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/2017	820,000	914,851
Consolidated Edison Co. of New York, Inc. Senior Notes 4.63% due 12/01/2054	1,367,000	1,472,296
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	4,900,000	5,135,915
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/2041	500,000	565,090
FirstEnergy Solutions Corp. Company Guar. Notes 6.05% due 08/15/2021	585,000	648,007
FPL Energy National Wind Portfolio LLC Senior Sec. Notes 6.13% due 03/25/2019*(1)(4)	21,082	21,082
FPL Group Capital, Inc. Company Guar. Notes 7.88% due 12/15/2015	210,000	218,862
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/2021	1,000,000	1,108,534
Midamerican Energy Holdings Co. Senior Notes 5.95% due 05/15/2037	4,750,000	5,920,547
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.40% due 09/15/2019	1,100,000	1,112,407
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.63% due 06/15/2023	3,000,000	3,110,025
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 4.50% due 06/01/2021	2,000,000	2,189,830
PPL Capital Funding, Inc. Company Guar. Notes 3.95% due 03/15/2024	2,500,000	2,673,990
PPL Capital Funding, Inc. Company Guar. Notes 4.20% due 06/15/2022	590,000	633,770
PSEG Power LLC Company Guar. Notes 2.45% due 11/15/2018	1,275,000	1,295,131
PSEG Power LLC Company Guar. Notes 4.15% due 09/15/2021	725,000	769,959
UIL Holdings Corp. Senior Notes 4.63% due 10/01/2020	2,070,000	2,225,763

Virginia Electric & Power Co. Senior Notes 5.00% due 06/30/2019	810,000	911,772
Westar Energy, Inc. 1st Mtg. Bonds 5.88% due 07/15/2036	860,000	863,272

		36,959,954

Electronic Components-Misc. — 0.1%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	1,100,000	1,174,571

Electronic Components-Semiconductors — 0.2%
Advanced Micro Devices, Inc. Senior Notes 7.00% due 07/01/2024	1,175,000	913,562
Advanced Micro Devices, Inc. Senior Notes 7.50% due 08/15/2022	475,000	389,500
Freescale Semiconductor, Inc. Senior Sec. Notes 6.00% due 01/15/2022*	725,000	783,362
Freescale Semiconductor, Inc. Company Guar. Notes 10.75% due 08/01/2020	165,000	177,788
Micron Technology, Inc. Senior Notes 5.25% due 08/01/2023*	900,000	903,150
Micron Technology, Inc. Senior Notes 5.25% due 01/15/2024*	425,000	420,750

		3,588,112

Electronic Forms — 0.2%
Adobe Systems, Inc. Senior Notes 3.25% due 02/01/2025	3,310,000	3,344,838

Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc. Senior Notes 3.20% due 10/01/2022	1,170,000	1,149,813
Agilent Technologies, Inc. Senior Notes 3.88% due 07/15/2023	1,600,000	1,658,625
Keysight Technologies, Inc. Company Guar. Notes 4.55% due 10/30/2024*	4,175,000	4,188,949

		6,997,387

Energy-Alternate Sources — 0.0%
TerraForm Power Operating LLC Company Guar. Notes 5.88% due 02/01/2023*	700,000	729,750

Engineering/R&D Services — 0.1%
ABB Finance USA, Inc. Company Guar. Notes 2.88% due 05/08/2022	1,170,000	1,184,798

Enterprise Software/Service — 0.7%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	1,350,000	1,238,625
BMC Software, Inc. Senior Notes 7.25% due 06/01/2018	1,175,000	1,128,000
Boxer Parent Co., Inc. Senior Notes 9.00% due 10/15/2019*(3)	1,525,000	1,250,500
Eagle Midco, Inc. Senior Notes 9.00% due 06/15/2018*(3)	1,225,000	1,247,969
Epicor Software Corp. Company Guar. Notes 8.63% due 05/01/2019	1,575,000	1,645,875
Infor Software Parent LLC/Infor Software Parent, Inc. Company Guar. Notes 7.13% due 05/01/2021*(3)	2,700,000	2,706,750
Infor US, Inc. Senior Notes 6.50% due 05/15/2022*	2,725,000	2,799,937
Infor US, Inc. Company Guar. Notes 11.50% due 07/15/2018	850,000	919,063

		12,936,719

Entertainment Software — 0.0%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	250,000	267,188
Activision Blizzard, Inc. Company Guar. Notes 6.13% due 09/15/2023*	200,000	220,376

		487,564

Finance-Auto Loans — 0.4%
Ally Financial, Inc. Company Guar. Notes 2.75% due 01/30/2017	300,000	298,950
Ally Financial, Inc. Senior Notes 3.25% due 09/29/2017	325,000	325,000
Ally Financial, Inc. Company Guar. Notes 3.50% due 01/27/2019	225,000	223,313
Ally Financial, Inc. Senior Notes 3.75% due 11/18/2019	525,000	522,165
Ally Financial, Inc. Senior Notes 4.13% due 03/30/2020	200,000	201,000
Ally Financial, Inc. Senior Notes 4.13% due 02/13/2022	750,000	735,000
Ally Financial, Inc. Senior Notes 4.63% due 03/30/2025	600,000	598,125

Ally Financial, Inc. Company Guar. Notes 4.75% due 09/10/2018	700,000	727,125
Ally Financial, Inc. Senior Notes 5.13% due 09/30/2024	825,000	855,938
Ally Financial, Inc. Company Guar. Notes 6.25% due 12/01/2017	1,475,000	1,580,094
GMAC LLC Company Guar. Notes 8.00% due 11/01/2031	860,000	1,079,300

		7,146,010

Finance-Commercial — 0.1%
Football Trust V Pass Through Certs. 5.35% due 10/05/2020*(1)	2,400,000	2,677,601

Finance-Consumer Loans — 0.7%
HSBC Finance Capital Trust IX FRS Company Guar. Notes 5.91% due 11/30/2035	3,700,000	3,765,490
HSBC Finance Corp. Senior Sub. Notes 6.68% due 01/15/2021	7,178,000	8,470,040

		12,235,530

Finance-Credit Card — 0.6%
Capital One Bank USA NA Senior Notes 2.15% due 11/21/2018	1,650,000	1,667,290
Capital One Bank USA NA Sub. Notes 3.38% due 02/15/2023	6,100,000	6,132,678
Discover Financial Services Senior Notes 3.85% due 11/21/2022	3,212,000	3,299,007

		11,098,975

Finance-Investment Banker/Broker — 1.4%
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	3,810,000	4,368,557
Jefferies Group LLC Senior Notes 6.50% due 01/20/2043	1,170,000	1,163,796
Jefferies Group LLC Senior Notes 6.88% due 04/15/2021	5,715,000	6,497,932
Jefferies Group LLC Senior Notes 8.50% due 07/15/2019	1,905,000	2,276,494
Raymond James Financial, Inc. Senior Notes 4.25% due 04/15/2016	1,215,000	1,251,642
Raymond James Financial, Inc. Senior Notes 5.63% due 04/01/2024	2,150,000	2,451,718
Raymond James Financial, Inc. Senior Notes 8.60% due 08/15/2019	2,650,000	3,269,901
Stifel Financial Corp. Senior Notes 4.25% due 07/18/2024	865,000	872,449
TD Ameritrade Holding Corp. Senior Notes 3.63% due 04/01/2025	2,650,000	2,759,527

		24,912,016

Finance-Mortgage Loan/Banker — 0.1%
CoreLogic, Inc. Company Guar. Notes 7.25% due 06/01/2021	1,350,000	1,439,438

Finance-Other Services — 0.2%
Cantor Fitzgerald LP Bonds 7.88% due 10/15/2019*	2,200,000	2,393,527
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 10.38% due 11/01/2018	1,155,000	1,491,929

		3,885,456

Financial Guarantee Insurance — 0.0%
MBIA, Inc. Senior Notes 6.63% due 10/01/2028	250,000	257,330

Firearms & Ammunition — 0.1%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	1,375,000	1,155,000

Food-Canned — 0.0%
TreeHouse Foods, Inc. Company Guar. Notes 4.88% due 03/15/2022	500,000	515,000

Food-Catering — 0.2%
Aramark Services, Inc. Company Guar. Notes 5.75% due 03/15/2020	3,000,000	3,127,500

Food-Dairy Products — 0.1%
Dean Foods Co. Senior Notes 6.50% due 03/15/2023*	1,075,000	1,107,250

Food-Meat Products — 0.3%
Smithfield Foods, Inc. Senior Notes 6.63% due 08/15/2022	725,000	781,188
Sun Merger Sub, Inc. Senior Notes 5.88% due 08/01/2021*	750,000	787,500
Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024	1,475,000	1,538,080
Tyson Foods, Inc. Company Guar. Notes 4.50% due 06/15/2022	1,250,000	1,362,191
Tyson Foods, Inc. Company Guar. Notes 5.15% due 08/15/2044	1,250,000	1,396,442

		5,865,401

Food-Misc./Diversified — 0.9%
B&G Foods, Inc. Company Guar. Notes 4.63% due 06/01/2021	700,000	701,750
ConAgra Foods, Inc. Senior Notes 3.20% due 01/25/2023	2,134,000	2,092,940
ConAgra Foods, Inc. Senior Notes 6.63% due 08/15/2039	1,030,000	1,179,484
Hearthside Group Holdings LLC/Hearthside Finance Co. Company Guar. Notes 6.50% due 05/01/2022*	2,200,000	2,200,000
HJ Heinz Co. Sec. Notes 4.25% due 10/15/2020	2,450,000	2,511,250
HJ Heinz Co. Notes 4.88% due 02/15/2025*	500,000	546,000
Kellogg Co. Senior Notes 1.75% due 05/17/2017	1,580,000	1,593,329
Mondelez International, Inc. Senior Notes 4.00% due 02/01/2024	2,850,000	3,052,042
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Company Guar. Notes 4.88% due 05/01/2021	2,125,000	2,151,562

		16,028,357

Food-Retail — 0.1%
Kroger Co. Company Guar. Notes 6.90% due 04/15/2038	940,000	1,245,922

Food-Wholesale/Distribution — 0.3%
Sysco Corp. Company Guar. Notes 3.50% due 10/02/2024	1,290,000	1,326,115
US Foods, Inc. Company Guar. Notes 8.50% due 06/30/2019	3,075,000	3,240,281

		4,566,396

Footwear & Related Apparel — 0.0%
Wolverine World Wide, Inc. Company Guar. Notes 6.13% due 10/15/2020	300,000	318,750

Gambling (Non-Hotel) — 0.3%
Ameristar Casinos, Inc. Company Guar. Notes 7.50% due 04/15/2021	575,000	608,063
Mohegan Tribal Gaming Authority Company Guar. Notes 9.75% due 09/01/2021	1,225,000	1,307,687
Pinnacle Entertainment, Inc. Company Guar. Notes 6.38% due 08/01/2021	1,375,000	1,460,937
Pinnacle Entertainment, Inc. Company Guar. Notes 7.75% due 04/01/2022	425,000	470,688
Seminole Indian Tribe of Florida Senior Notes 7.80% due 10/01/2020*	855,000	931,950

		4,779,325

Gas-Distribution — 0.8%
Atmos Energy Corp. Senior Notes 8.50% due 03/15/2019	230,000	282,936
Florida Gas Transmission Co. LLC Senior Notes 5.45% due 07/15/2020*	700,000	784,905
National Fuel Gas Co. Senior Notes 3.75% due 03/01/2023	3,800,000	3,846,056
National Fuel Gas Co. Senior Notes 4.90% due 12/01/2021	1,880,000	2,054,032
Sempra Energy Senior Notes 3.55% due 06/15/2024	3,000,000	3,100,182
Sempra Energy Senior Notes 6.00% due 10/15/2039	1,170,000	1,476,126
Sempra Energy Senior Notes 6.50% due 06/01/2016	2,230,000	2,363,978

		13,908,215

Gold Mining — 0.0%
Newmont Mining Corp. Company Guar. Notes 5.88% due 04/01/2035	760,000	742,899

Health Care Cost Containment — 0.1%
Truven Health Analytics, Inc. Company Guar. Notes 10.63% due 06/01/2020	850,000	894,625
Truven Health Analytics, Inc. Senior Notes 10.63% due 06/01/2020*	200,000	210,500

		1,105,125

Home Decoration Products — 0.1%
RSI Home Products, Inc. Sec. Notes 6.50% due 03/15/2023*	1,125,000	1,172,813

Hotels/Motels — 1.3%
Choice Hotels International, Inc. Company Guar. Notes 5.70% due 08/28/2020	2,400,000	2,616,000
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	3,169,000	3,470,055
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. Company Guar. Notes 5.63% due 10/15/2021	950,000	1,002,250
Hyatt Hotels Corp. Senior Notes 3.38% due 07/15/2023	4,420,000	4,428,893
Marriott International, Inc. Senior Notes 3.00% due 03/01/2019	4,550,000	4,687,424
Wyndham Worldwide Corp. Senior Notes 2.95% due 03/01/2017	3,150,000	3,218,913
Wyndham Worldwide Corp. Senior Notes 3.90% due 03/01/2023	1,050,000	1,044,295
Wyndham Worldwide Corp. Senior Notes 4.25% due 03/01/2022	2,090,000	2,157,020
Wyndham Worldwide Corp. Senior Notes 5.63% due 03/01/2021	610,000	681,023
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/2016	11,000	11,707

		23,317,580

Independent Power Producers — 0.3%
Calpine Corp Senior Notes 5.75% due 01/15/2025	1,775,000	1,783,964
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	325,000	347,750
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	250,000	264,375
NRG Energy, Inc. Company Guar. Notes 6.25% due 05/01/2024	500,000	511,250
NRG Energy, Inc. Company Guar. Notes 6.63% due 03/15/2023	400,000	421,000
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018	1,425,000	1,578,187

		4,906,526

Instruments-Scientific — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 3.30% due 02/15/2022	1,470,000	1,494,484

Insurance Brokers — 0.2%
Hockey Merger Sub 2, Inc. Senior Notes 7.88% due 10/01/2021*	1,975,000	2,034,250
Hub Holdings LLC/Hub Holdings Finance, Inc. Senior Notes 8.13% due 07/15/2019*(3)	1,200,000	1,198,500

		3,232,750

Insurance-Life/Health — 1.7%
Aflac, Inc. Senior Notes 3.63% due 06/15/2023	5,900,000	6,230,742
Lincoln National Corp. Senior Notes 4.00% due 09/01/2023	4,255,000	4,487,230
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	1,900,000	2,044,075
Lincoln National Corp. Senior Notes 7.00% due 06/15/2040	1,425,000	1,928,276
Pacific Life Corp. Senior Bonds 6.60% due 09/15/2033*	2,700,000	3,426,559
Principal Financial Group, Inc. Company Guar. Notes 3.13% due 05/15/2023	2,740,000	2,721,606
Principal Financial Group, Inc. Company Guar. Notes 3.30% due 09/15/2022	1,850,000	1,877,695
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015	2,200,000	2,233,022
Prudential Financial, Inc. Senior Notes 6.20% due 11/15/2040	850,000	1,052,941
Prudential Financial, Inc. Senior Notes 6.63% due 12/01/2037	2,130,000	2,770,725

TIAA Asset Management Finance Co. LLC Senior Notes 4.13% due 11/01/2024*	1,080,000	1,131,798

		29,904,669

Insurance-Multi-line — 1.2%
CNA Financial Corp. Senior Notes 5.75% due 08/15/2021	2,165,000	2,506,929
CNA Financial Corp. Senior Notes 5.88% due 08/15/2020	570,000	654,730
CNA Financial Corp. Senior Notes 6.50% due 08/15/2016	410,000	437,636
CNA Financial Corp. Senior Notes 7.35% due 11/15/2019	810,000	968,951
Hartford Financial Services Group, Inc. Senior Notes 5.13% due 04/15/2022	4,275,000	4,833,986
Hartford Financial Services Group, Inc. Senior Notes 6.63% due 04/15/2042	2,255,000	3,022,377
Horace Mann Educators Corp. Senior Notes 6.85% due 04/15/2016	830,000	873,729
MetLife, Inc. Senior Notes 6.75% due 06/01/2016	2,100,000	2,231,292
Nationwide Mutual Insurance Co. Sub. Notes* 9.38% due 08/15/2039	2,870,000	4,499,819
Onex York Acquisition Corp. Company Guar. Notes 8.50% due 10/01/2022*	800,000	756,000

		20,785,449

Insurance-Mutual — 0.9%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	2,600,000	2,752,438
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	3,120,000	3,249,274
Liberty Mutual Group, Inc. Company Guar. Notes 4.95% due 05/01/2022*	680,000	748,366
Liberty Mutual Group, Inc. Company Guar. Notes 5.00% due 06/01/2021*	580,000	644,875
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	3,350,000	5,292,069
New York Life Insurance Co. Sub. Notes 6.75% due 11/15/2039*	420,000	583,745
Penn Mutual Life Insurance Co. Sub. Bonds 7.63% due 06/15/2040*	875,000	1,271,213
Union Central Life Insurance Co. Sub. Notes 8.20% due 11/01/2026*(1)	1,250,000	1,691,331

		16,233,311

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/2015	2,050,000	2,052,743

Internet Security — 0.1%
VeriSign, Inc. Company Guar. Notes 4.63% due 05/01/2023	975,000	974,513
VeriSign, Inc. Senior Notes 5.25% due 04/01/2025*	150,000	155,055

		1,129,568

Investment Companies — 0.0%
NRG Yield Operating LLC Company Guar. Notes 5.38% due 08/15/2024*	450,000	466,875

Investment Management/Advisor Services — 0.8%
BlackRock, Inc. Senior Notes 6.25% due 09/15/2017	4,200,000	4,692,438
Eaton Vance Corp. Senior Notes 3.63% due 06/15/2023	1,100,000	1,135,058
Eaton Vance Corp. Senior Notes 6.50% due 10/02/2017	288,000	320,173
FMR LLC Senior Notes 5.35% due 11/15/2021*	1,260,000	1,454,560
FMR LLC Notes 7.49% due 06/15/2019*	400,000	481,979
FMR LLC Bonds 7.57% due 06/15/2029*	2,200,000	3,014,295
Franklin Resources, Inc. Senior Notes 4.63% due 05/20/2020	890,000	993,685
Janus Capital Group, Inc. Senior Notes 6.70% due 06/15/2017	1,450,000	1,588,189
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. Senior Notes 5.63% due 03/15/2020*	275,000	287,045

Neuberger Berman Group LLC/Neuberger Berman Finance Corp. Senior Notes 5.88% due 03/15/2022*	500,000	538,125

		14,505,547

Machine Tools & Related Products — 0.1%
Mcron Finance Sub LLC/Mcron Finance Corp. Senior Sec. Notes 8.38% due 05/15/2019*	745,000	791,563
Milacron LLC/Mcron Finance Corp. Company Guar. Notes 7.75% due 02/15/2021*	350,000	364,000

		1,155,563

Machinery-Farming — 0.3%
AGCO Corp. Senior Notes 5.88% due 12/01/2021	5,250,000	5,965,297

Machinery-General Industrial — 0.2%
Gardner Denver, Inc. Senior Notes 6.88% due 08/15/2021*	1,750,000	1,627,500
Roper Industries, Inc. Senior Notes 6.25% due 09/01/2019	290,000	334,888
Zebra Technologies Corp. Senior Notes 7.25% due 10/15/2022*	1,350,000	1,458,000

		3,420,388

Machinery-Thermal Process — 0.1%
Cleaver-Brooks, Inc. Senior Sec. Notes 8.75% due 12/15/2019*	1,150,000	1,167,250

Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings Senior Notes 3.75% due 08/23/2022	750,000	774,608

Medical Products — 0.6%
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	1,625,000	1,677,980
Becton Dickinson and Co. Senior Notes 4.69% due 12/15/2044	860,000	901,326
Biomet, Inc. Company Guar. Notes 6.50% due 08/01/2020	950,000	1,005,813
Biomet, Inc. Company Guar. Notes 6.50% due 10/01/2020	1,825,000	1,911,687
DJO Finance LLC/DJO Finance Corp. Company Guar. Notes 7.75% due 04/15/2018	900,000	936,144
Stryker Corp. Senior Notes 1.30% due 04/01/2018	2,000,000	1,994,956
Teleflex, Inc. Company Guar. Notes 5.25% due 06/15/2024	900,000	909,000
Zimmer Holdings, Inc. Senior Notes 3.55% due 04/01/2025	1,605,000	1,608,128
Zimmer Holdings, Inc. Senior Notes 5.75% due 11/30/2039	600,000	695,967

		11,641,001

Medical-Biomedical/Gene — 0.3%
Bio-Rad Laboratories, Inc. Senior Notes 4.88% due 12/15/2020	2,380,000	2,599,467
Gilead Sciences, Inc. Senior Notes 4.50% due 04/01/2021	2,620,000	2,951,553

		5,551,020

Medical-Drugs — 0.4%
Bayer US Finance LLC Company Guar. Notes 2.38% due 10/08/2019*	2,700,000	2,740,052
Bayer US Finance LLC Company Guar. Notes 3.38% due 10/08/2024*	720,000	742,260
Endo Finance LLC Company Guar. Notes 6.00% due 02/01/2025*	1,425,000	1,461,516
Valeant Pharmaceuticals International Senior Notes 6.13% due 04/15/2025*	1,475,000	1,522,015
VRX Escrow Corp. Senior Notes 5.38% due 03/15/2020*	75,000	76,922

		6,542,765

Medical-HMO — 0.2%
MPH Acquisition Holdings LLC Company Guar. Notes 6.63% due 04/01/2022*	2,525,000	2,651,275
WellPoint, Inc. Senior Notes 5.85% due 01/15/2036	760,000	900,506

		3,551,781

Medical-Hospitals — 1.3%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	775,000	802,125
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	2,050,000	2,175,562
HCA Holdings, Inc. Senior Notes 6.25% due 02/15/2021	825,000	900,900

HCA Holdings, Inc. Senior Notes 7.75% due 05/15/2021	1,675,000	1,783,875
HCA, Inc. Senior Notes 4.75% due 05/01/2023	900,000	945,000
HCA, Inc. Senior Sec. Notes 5.00% due 03/15/2024	2,700,000	2,869,290
HCA, Inc. Senior Sec. Notes 5.25% due 04/15/2025	1,525,000	1,652,719
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	575,000	643,281
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	800,000	912,000
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	1,750,000	2,047,500
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	1,875,000	1,945,312
LifePoint Hospitals, Inc. Company Guar. Notes 5.50% due 12/01/2021	1,550,000	1,629,205
Tenet Healthcare Corp. Senior Sec. Notes 4.38% due 10/01/2021	1,125,000	1,110,938
Tenet Healthcare Corp. Senior Sec. Notes 4.50% due 04/01/2021	1,325,000	1,320,031
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	1,900,000	2,073,375
United Surgical Partners International, Inc. Company Guar. Notes 9.00% due 04/01/2020	1,325,000	1,422,719

		24,233,832

Medical-Outpatient/Home Medical — 0.1%
Amsurg Corp. Company Guar. Notes 5.63% due 07/15/2022	1,475,000	1,497,420

Metal Processors & Fabrication — 0.0%
Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp. Senior Notes 9.75% due 06/15/2019*	675,000	731,531

Metal-Aluminum — 0.5%
Alcoa, Inc. Senior Notes 5.13% due 10/01/2024	1,250,000	1,347,404
Alcoa, Inc. Senior Notes 5.40% due 04/15/2021	2,200,000	2,414,779
Alcoa, Inc. Senior Notes 5.55% due 02/01/2017	1,470,000	1,557,452
Alcoa, Inc. Senior Notes 5.87% due 02/23/2022	3,500,000	3,895,794

		9,215,429

Metal-Copper — 0.1%
Southern Copper Corp. Senior Notes 3.50% due 11/08/2022	1,755,000	1,734,782
Southern Copper Corp. Senior Notes 6.75% due 04/16/2040	950,000	1,026,005

		2,760,787

MRI/Medical Diagnostic Imaging — 0.1%
Surgical Care Affiliates, Inc. Company Guar. Notes 6.00% due 04/01/2023*	1,225,000	1,252,563

Multimedia — 1.8%
21st Century Fox America, Inc. Company Guar. Notes 3.00% due 09/15/2022	2,000,000	2,024,290
21st Century Fox America, Inc. Company Guar. Notes 4.00% due 10/01/2023	2,000,000	2,157,470
21st Century Fox America, Inc. Company Guar. Notes 5.40% due 10/01/2043	1,000,000	1,168,303
21st Century Fox America, Inc. Company Guar. Notes 7.63% due 11/30/2028	1,000,000	1,355,202
21st Century Fox America, Inc. Company Guar. Notes 8.00% due 10/17/2016	650,000	714,553
Media General Financing Sub, Inc. Senior Notes 5.88% due 11/15/2022*	325,000	334,750
NBCUniversal Media LLC Company Guar. Notes 2.88% due 01/15/2023	2,710,000	2,738,764
NBCUniversal Media LLC Company Guar. Notes 5.15% due 04/30/2020	1,100,000	1,257,885
NBCUniversal Media LLC Company Guar. Notes 5.95% due 04/01/2041	2,000,000	2,510,352
NBCUniversal Media LLC Company Guar. Notes 6.40% due 04/30/2040	1,125,000	1,483,445
Time Warner, Inc. Company Guar. Notes 6.20% due 03/15/2040	1,500,000	1,821,330

Time Warner, Inc. Company Guar. Bonds 6.25% due 03/29/2041	2,570,000	3,189,463
Viacom, Inc. Senior Notes 2.20% due 04/01/2019	4,675,000	4,663,196
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	2,725,000	2,841,145
Viacom, Inc. Senior Notes 4.85% due 12/15/2034	2,000,000	1,977,274
Walt Disney Co. Senior Notes 3.75% due 06/01/2021	1,690,000	1,844,882

		32,082,304

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Company Guar. Notes 5.50% due 09/15/2019	1,000,000	1,133,692

Office Automation & Equipment — 0.2%
CDW LLC/CDW Finance Corp. Senior Notes 5.00% due 09/01/2023	400,000	412,000
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	1,575,000	1,674,225
CDW LLC/CDW Finance Corp. Company Guar. Notes 6.00% due 08/15/2022	600,000	646,500
Xerox Corp. Senior Notes 2.95% due 03/15/2017	670,000	688,781
Xerox Corp. Senior Notes 4.50% due 05/15/2021	825,000	892,642

		4,314,148

Oil & Gas Drilling — 0.3%
Nabors Industries, Inc. Company Guar. Notes 4.63% due 09/15/2021	2,200,000	2,186,166
Nabors Industries, Inc. Company Guar. Notes 5.00% due 09/15/2020	700,000	713,375
Nabors Industries, Inc. Company Guar. Notes 5.10% due 09/15/2023	1,605,000	1,608,592
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	1,025,000	978,875
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 7.50% due 07/01/2021	75,000	78,000

		5,565,008

Oil Companies-Exploration & Production — 2.2%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	4,600,000	4,668,788
Antero Resources Corp. Company Guar. Notes 5.13% due 12/01/2022	575,000	572,125
Antero Resources Corp. Company Guar. Notes 5.38% due 11/01/2021	725,000	732,250
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023*	200,000	204,250
Antero Resources Corp. Company Guar. Notes 6.00% due 12/01/2020	1,075,000	1,097,844
Approach Resources, Inc. Company Guar. Notes 7.00% due 06/15/2021	1,350,000	1,218,375
Blue Racer Midstream LLC/Blue Racer Finance Corp. Company Guar. Notes 6.13% due 11/15/2022*	700,000	728,000
BreitBurn Energy Partners LP/BreitBurn Finance Corp. Company Guar. Notes 7.88% due 04/15/2022	775,000	635,500
California Resources Corp. Company Guar. Notes 5.50% due 09/15/2021	275,000	260,562
California Resources Corp. Company Guar. Notes 6.00% due 11/15/2024	1,550,000	1,457,000
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	150,000	152,250
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	1,400,000	1,473,220
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	650,000	520,000
Chesapeake Energy Corp. Company Guar. Notes 5.38% due 06/15/2021	525,000	504,000
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	800,000	782,000
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 11/15/2020	900,000	924,750

CrownRock LP / CrownRock Finance, Inc. Senior Notes 7.75% due 02/15/2023*	375,000	397,500
Energy XXI Gulf Coast, Inc. Company Guar. Notes 6.88% due 03/15/2024*	300,000	119,250
Energy XXI Gulf Coast, Inc. Company Guar. Notes 7.50% due 12/15/2021	900,000	371,250
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	250,000	262,500
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 9.38% due 05/01/2020	900,000	963,000
Gulfport Energy Corp. Company Guar. Notes 6.63% due 05/01/2023*	150,000	152,625
Gulfport Energy Corp. Company Guar. Notes 7.75% due 11/01/2020	1,175,000	1,239,625
Halcon Resources Corp. Sec. Notes 8.63% due 02/01/2020*	350,000	364,219
Hess Corp. Senior Notes 5.60% due 02/15/2041	2,000,000	2,222,126
Hess Corp. Senior Notes 8.13% due 02/15/2019	3,000,000	3,589,833
Laredo Petroleum, Inc. Company Guar. Notes 5.63% due 01/15/2022	475,000	477,969
Laredo Petroleum, Inc. Company Guar. Notes 6.25% due 03/15/2023	300,000	310,500
Laredo Petroleum, Inc. Company Guar. Notes 7.38% due 05/01/2022	350,000	374,500
Legacy Reserves LP/Legacy Reserves Finance Corp. Company Guar. Notes 6.63% due 12/01/2021	1,600,000	1,344,000
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019	850,000	718,250
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.50% due 05/15/2019	300,000	261,750
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.50% due 09/15/2021	175,000	142,625
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.75% due 02/01/2021	575,000	494,500
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/2020	175,000	159,359
Newfield Exploration Co. Senior Notes 5.63% due 07/01/2024	1,050,000	1,113,000
Northern Oil and Gas, Inc. Senior Notes 8.00% due 06/01/2020	1,825,000	1,749,719
Oasis Petroleum, Inc. Company Guar. Notes 6.50% due 11/01/2021	850,000	854,250
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022	500,000	508,750
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	125,000	126,875
Range Resources Corp. Company Guar. Notes 5.00% due 03/15/2023	875,000	888,125
Rice Energy, Inc. Company Guar. Notes 6.25% due 05/01/2022	1,050,000	1,055,250
Rice Energy, Inc. Company Guar. Notes 7.25% due 05/01/2023*	175,000	182,000
RSP Permian, Inc. Company Guar. Notes 6.63% due 10/01/2022*	650,000	674,700
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 03/15/2021	1,100,000	756,250
SandRidge Energy, Inc. Company Guar. Notes 8.13% due 10/15/2022	400,000	272,000
SM Energy Co. Senior Notes 5.00% due 01/15/2024	325,000	319,312
W&T Offshore, Inc. Company Guar. Notes 8.50% due 06/15/2019	1,125,000	804,375
Whiting Petroleum Corp. Company Guar. Notes 6.25% due 04/01/2023*	1,025,000	1,057,697

		40,258,598

Oil Companies-Integrated — 0.2%
BP Capital Markets America, Inc. Company Guar. Notes 4.20% due 06/15/2018	1,450,000	1,553,273

XTO Energy, Inc. Company Guar. Notes 6.38% due 06/15/2038	440,000	622,151
XTO Energy, Inc. Company Guar. Notes 6.75% due 08/01/2037	605,000	898,445

		3,073,869

Oil Refining & Marketing — 0.8%
CVR Refining LLC/Coffeyville Finance, Inc. Sec. Notes 6.50% due 11/01/2022	775,000	782,750
Marathon Petroleum Corp. Senior Notes 3.63% due 09/15/2024	1,850,000	1,882,978
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	730,000	892,541
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	2,490,000	2,705,502
Tesoro Corp. Company Guar. Notes 5.13% due 04/01/2024	1,450,000	1,486,250
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	1,000,000	1,012,421
Valero Energy Corp. Company Guar. Notes 7.50% due 04/15/2032	1,540,000	1,961,902
Valero Energy Corp. Company Guar. Notes 9.38% due 03/15/2019	3,568,000	4,458,933

		15,183,277

Oil-Field Services — 0.2%
FTS International, Inc. Company Guar. Notes 6.25% due 05/01/2022*	1,300,000	1,033,500
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 5.50% due 05/15/2022*	1,475,000	1,528,469
Western Refining Logistics LP/WNRL Finance Corp. Company Guar. Notes 7.50% due 02/15/2023	650,000	676,000

		3,237,969

Paper & Related Products — 0.5%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	700,000	689,500
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	1,150,000	1,170,125
International Paper Co. Senior Notes 7.30% due 11/15/2039	1,000,000	1,299,066
International Paper Co. Senior Notes 7.50% due 08/15/2021	2,020,000	2,529,563
Plum Creek Timberlands LP Company Guar. Notes 3.25% due 03/15/2023	1,370,000	1,342,366
Plum Creek Timberlands LP Company Guar. Notes 4.70% due 03/15/2021	1,200,000	1,297,949
Pope & Talbot, Inc. Debentures 8.38% due 06/01/2013†(1)(2)(5)(6)	250,000	25
Westvaco Corp. Company Guar. Notes 7.65% due 03/15/2027	450,000	495,574

		8,824,168

Pharmacy Services — 0.0%
Omnicare, Inc. Company Guar. Notes 4.75% due 12/01/2022	225,000	245,813
Omnicare, Inc. Senior Notes 5.00% due 12/01/2024	175,000	190,750

		436,563

Physicians Practice Management — 0.1%
Envision Healthcare Corp. Company Guar. Notes 5.13% due 07/01/2022*	1,850,000	1,905,500

Pipelines — 2.9%
Access Midstream Partners LP/ACMP Finance Corp Company Guar. Notes 4.88% due 03/15/2024	375,000	384,413
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	800,000	811,656
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	525,000	564,375
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023	375,000	380,156
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. Company Guar. Notes 6.00% due 12/15/2020	375,000	384,375
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. Company Guar. Notes 6.13% due 03/01/2022	450,000	464,625

Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. Company Guar. Notes 6.25% due 04/01/2023*	575,000	600,875
Energy Transfer Equity LP Senior Sec. Notes 5.88% due 01/15/2024	3,300,000	3,465,000
Energy Transfer Partners LP Senior Notes 4.90% due 02/01/2024	4,250,000	4,546,374
Energy Transfer Partners LP Senior Notes 5.15% due 03/15/2045	3,013,000	2,936,259
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 06/01/2015	900,000	901,831
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	3,300,000	3,364,746
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.50% due 03/01/2020	500,000	495,000
Kinder Morgan Energy Partners LP Senior Notes 3.95% due 09/01/2022	4,600,000	4,666,419
Kinder Morgan Energy Partners LP Senior Notes 5.80% due 03/15/2035	2,540,000	2,643,492
Kinder Morgan Energy Partners LP Senior Notes 6.38% due 03/01/2041	570,000	623,208
Kinder Morgan Energy Partners LP Senior Notes 6.55% due 09/15/2040	2,960,000	3,219,142
Kinder Morgan, Inc. Senior Notes 5.63% due 11/15/2023*	1,675,000	1,847,170
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	375,000	375,938
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.88% due 12/01/2024	1,050,000	1,086,120
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.75% due 11/01/2020	675,000	705,375
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 4.50% due 11/01/2023	250,000	256,875
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.00% due 10/01/2022	100,000	107,250
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.88% due 03/01/2022	275,000	307,313
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	1,325,000	1,325,000
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 02/01/2021	2,850,000	2,915,065
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023	100,000	101,000
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025*	825,000	829,579
Sabine Pass Liquefaction LLC Senior Sec. Notes 6.25% due 03/15/2022	250,000	262,500
Southeast Supply Header LLC Senior Notes 4.25% due 06/15/2024*	2,370,000	2,409,266
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.00% due 01/15/2018*	450,000	466,875
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Senior Notes 5.50% due 10/15/2019*	75,000	79,313
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	646,000	671,840
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	675,000	707,062
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Senior Notes 6.25% due 10/15/2022*	200,000	212,250
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	1,510,000	1,441,155
Williams Partners LP Senior Notes 4.90% due 01/15/2045	2,960,000	2,762,423
Williams Partners LP Senior Notes 5.25% due 03/15/2020	2,720,000	3,008,725

		52,330,040

Power Converter/Supply Equipment — 0.1%
Hubbell, Inc. Senior Notes 5.95% due 06/01/2018	2,160,000	2,428,261

Printing-Commercial — 0.2%
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	1,350,000	1,404,000
Mustang Merger Corp. Senior Notes 8.50% due 08/15/2021*	1,350,000	1,368,562

		2,772,562

Publishing-Newspapers — 0.1%
Gannett Co., Inc. Company Guar. Notes 4.88% due 09/15/2021*	150,000	154,125
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019	325,000	342,469
Gannett Co., Inc. Company Guar. Notes 5.50% due 09/15/2024*	175,000	182,000
Gannett Co., Inc. Company Guar. Notes 6.38% due 10/15/2023	1,425,000	1,542,562

		2,221,156

Publishing-Periodicals — 0.3%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	1,625,000	1,667,656
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 4.50% due 10/01/2020	1,300,000	1,322,750
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	1,500,000	1,508,250
Time, Inc. Company Guar. Notes 5.75% due 04/15/2022*	1,125,000	1,098,985

		5,597,641

Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	875,000	881,563

Racetracks — 0.2%
Churchill Downs, Inc. Company Guar. Notes 5.38% due 12/15/2021	975,000	994,500
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.88% due 11/01/2020	850,000	864,875
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 11/01/2023	725,000	754,000
Penn National Gaming, Inc. Senior Notes 5.88% due 11/01/2021	1,700,000	1,695,750

		4,309,125

Radio — 0.6%
Cumulus Media Holdings, Inc. Company Guar. Notes 7.75% due 05/01/2019	1,300,000	1,251,250
Entercom Radio LLC Company Guar. Notes 10.50% due 12/01/2019	950,000	1,030,750
Radio One, Inc. Senior Sec. Notes 7.38% due 04/15/2022*	1,050,000	1,060,500
Radio One, Inc. Senior Sub. Notes 9.25% due 02/15/2020*	1,100,000	1,039,500
Sirius XM Radio, Inc. Company Guar. Notes 4.63% due 05/15/2023*	1,100,000	1,067,000
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 04/15/2025*	1,300,000	1,306,500
Sirius XM Radio, Inc. Senior Notes 5.88% due 10/01/2020*	1,250,000	1,304,687
Sirius XM Radio, Inc. Company Guar. Notes 6.00% due 07/15/2024*	1,200,000	1,245,000
Townsquare Media, Inc. Senior Notes 6.50% due 04/01/2023*	1,100,000	1,105,500

		10,410,687

Real Estate Investment Trusts — 3.1%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 2.75% due 01/15/2020	1,000,000	1,000,115
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.90% due 06/15/2023	2,100,000	2,141,242
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.60% due 04/01/2022	1,100,000	1,176,593
American Tower Corp. Senior Notes 3.45% due 09/15/2021	3,100,000	3,141,940
American Tower Corp. Senior Notes 4.50% due 01/15/2018	900,000	963,029
American Tower Corp. Senior Notes 5.00% due 02/15/2024	2,400,000	2,593,418

Boston Properties LP Senior Notes 3.80% due 02/01/2024	1,400,000	1,463,500
Boston Properties LP Senior Notes 5.88% due 10/15/2019	3,000,000	3,469,473
Equity One, Inc. Company Guar. Notes 3.75% due 11/15/2022	3,900,000	3,928,337
Equity One, Inc. Company Guar. Notes 6.00% due 09/15/2017	910,000	992,894
Health Care REIT, Inc. Senior Notes 4.13% due 04/01/2019	200,000	213,610
Health Care REIT, Inc. Senior Notes 6.13% due 04/15/2020	1,750,000	2,030,696
Healthcare Trust of America Holdings LP Company Guar. Notes 3.70% due 04/15/2023	2,300,000	2,284,963
Iron Mountain, Inc. Company Guar. Notes 7.75% due 10/01/2019	850,000	901,000
Liberty Property LP Senior Notes 6.63% due 10/01/2017	1,300,000	1,442,827
Mid-America Apartments LP Senior Notes 3.75% due 06/15/2024	3,200,000	3,254,189
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	3,150,000	3,259,875
Prologis LP Company Guar. Notes 4.25% due 08/15/2023	5,200,000	5,532,322
ProLogis LP Company Guar. Notes 6.88% due 03/15/2020	339,000	402,235
RHP Hotel Properties LP/RHP Finance Corp. Senior Notes 5.00% due 04/15/2023*	225,000	227,813
Simon Property Group LP Senior Notes 6.13% due 05/30/2018	1,850,000	2,103,698
Tanger Properties LP Senior Notes 3.88% due 12/01/2023	2,100,000	2,166,282
Tanger Properties LP Senior Notes 6.13% due 06/01/2020	1,760,000	2,037,812
UDR, Inc. Company Guar. Notes 3.75% due 07/01/2024	500,000	512,733
UDR, Inc. Company Guar. Notes 4.63% due 01/10/2022	710,000	771,225
Weyerhaeuser Co. Senior Notes 7.38% due 10/01/2019	2,000,000	2,385,596
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	3,675,000	4,835,841

		55,233,258

Real Estate Management/Services — 0.1%
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	1,890,000	1,956,076

Real Estate Operations & Development — 0.2%
Post Apartment Homes LP Senior Notes 3.38% due 12/01/2022	2,270,000	2,269,832
Regency Centers LP Company Guar. Notes 4.80% due 04/15/2021	1,200,000	1,322,093
Susa Partnership LP Company Guar. Notes 8.20% due 06/01/2017	250,000	281,739

		3,873,664

Rental Auto/Equipment — 0.7%
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	750,000	740,173
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	4,090,000	4,725,030
ERAC USA Finance LLC Company Guar. Notes 6.38% due 10/15/2017*	3,005,000	3,352,363
Hertz Corp. Company Guar. Notes 5.88% due 10/15/2020	425,000	432,437
Hertz Corp. Company Guar. Notes 6.25% due 10/15/2022	1,350,000	1,397,250
Hertz Corp. Company Guar. Notes 6.75% due 04/15/2019	1,000,000	1,034,790
RSC Equipment Rental, Inc./RSC Holdings III LLC Senior Notes 8.25% due 02/01/2021	115,000	124,056
United Rentals North America, Inc. Senior Sec. Notes 4.63% due 07/15/2023	450,000	456,192
United Rentals North America, Inc. Company Guar. Notes 5.75% due 11/15/2024	450,000	462,375
United Rentals North America, Inc. Company Guar. Notes 6.13% due 06/15/2023	250,000	262,063

United Rentals North America, Inc. Company Guar. Notes 7.38% due 05/15/2020	75,000	80,872
United Rentals North America, Inc. Company Guar. Notes 7.63% due 04/15/2022	75,000	82,688

		13,150,289

Research & Development — 0.2%
Jaguar Holding Co. I Senior Notes 9.38% due 10/15/2017*(3)	2,100,000	2,147,250
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. Senior Notes 9.50% due 12/01/2019*	1,050,000	1,128,750

		3,276,000

Resorts/Theme Parks — 0.2%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. Company Guar. Notes 5.25% due 03/15/2021	575,000	596,563
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. Company Guar. Notes 5.38% due 06/01/2024*	425,000	438,813
HRP Myrtle Beach Operations LLC Escrow Notes 7.38/% due 04/01/2012†*(1)(2)	475,000	0
Six Flags Entertainment Corp. Company Guar. Notes 5.25% due 01/15/2021*	1,675,000	1,729,437

		2,764,813

Retail-Apparel/Shoe — 0.2%
L Brands, Inc. Company Guar. Notes 5.63% due 10/15/2023	325,000	362,984
Limited Brands, Inc. Company Guar. Notes 5.63% due 02/15/2022	900,000	987,750
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/2020	500,000	577,500
PVH Corp. Senior Notes 4.50% due 12/15/2022	1,125,000	1,147,500

		3,075,734

Retail-Arts & Crafts — 0.1%
Michaels FinCo., Holdings LLC/Michaels FinCo., Inc. Senior Notes 7.50% due 08/01/2018*(3)	373,000	380,460
Michaels Stores, Inc. Company Guar. Notes 5.88% due 12/15/2020*	2,150,000	2,230,625

		2,611,085

Retail-Auto Parts — 0.5%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 01/15/2022	840,000	895,525
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	3,750,000	3,975,431
AutoZone, Inc. Senior Notes 1.30% due 01/13/2017	1,420,000	1,424,543
O’Reilly Automotive, Inc. Company Guar. Notes 3.85% due 06/15/2023	800,000	828,800
O’Reilly Automotive, Inc. Company Guar. Notes 4.88% due 01/14/2021	1,040,000	1,159,184

		8,283,483

Retail-Bedding — 0.3%
Bed Bath & Beyond, Inc. Senior Notes 5.17% due 08/01/2044	2,790,000	2,965,438
Serta Simmons Holdings LLC Senior Notes 8.13% due 10/01/2020*	2,750,000	2,915,000

		5,880,438

Retail-Building Products — 0.2%
Hillman Group, Inc. Senior Notes 6.38% due 07/15/2022*	1,450,000	1,450,000
Home Depot, Inc. Senior Bonds 5.95% due 04/01/2041	1,510,000	1,961,618

		3,411,618

Retail-Discount — 0.0%
Family Tree Escrow LLC Senior Notes 5.25% due 03/01/2020*	150,000	157,125
Family Tree Escrow LLC Senior Notes 5.75% due 03/01/2023*	700,000	735,000

		892,125

Retail-Drug Store — 0.4%
CVS Caremark Corp. Senior Notes 2.25% due 12/05/2018	3,100,000	3,172,184
CVS Caremark Corp. Senior Notes 4.00% due 12/05/2023	2,240,000	2,404,810
CVS Pass-Through Trust Pass Through Certs. 5.30% due 01/11/2027*	491,378	541,165

Rite Aid Corp. Company Guar. Notes 6.13% due 04/01/2023*	825,000	854,906

		6,973,065

Retail-Fabric Store — 0.1%
Jo-Ann Stores Holdings, Inc. Senior Notes 9.75% due 10/15/2019*(3)	975,000	940,875
Jo-Ann Stores, Inc. Senior Notes 8.13% due 03/15/2019*	1,000,000	997,500

		1,938,375

Retail-Leisure Products — 0.2%
Party City Holdings, Inc. Company Guar. Notes 8.88% due 08/01/2020	925,000	1,000,156
PC Nextco Holdings LLC/PC Nextco Finance, Inc. Senior Notes 8.75% due 08/15/2019	2,275,000	2,320,500

		3,320,656

Retail-Major Department Stores — 0.1%
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.00% due 10/15/2021*	725,000	777,563
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.75% due 10/15/2021*(3)	975,000	1,048,125

		1,825,688

Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.50% due 11/01/2023	125,000	132,188
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.75% due 06/01/2022	300,000	318,750
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	675,000	713,812

		1,164,750

Retail-Pet Food & Supplies — 0.2%
Petco Animal Supplies, Inc. Company Guar. Notes 9.25% due 12/01/2018*	1,250,000	1,314,062
Petco Holdings, Inc. Senior Notes 8.50% due 10/15/2017*(3)	1,675,000	1,725,250

		3,039,312

Retail-Propane Distribution — 0.2%
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	1,075,000	1,091,125
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.75% due 01/15/2022	950,000	976,125
Suburban Propane Partners LP/Suburban Energy Finance Corp Senior Notes 5.50% due 06/01/2024	1,050,000	1,078,875
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 7.38% due 08/01/2021	1,016,000	1,092,200

		4,238,325

Retail-Restaurants — 0.1%
NPC International, Inc./NPC Operating Co. Company Guar. Notes 10.50% due 01/15/2020	1,275,000	1,345,125

Retail-Sporting Goods — 0.2%
Academy, Ltd./Academy Finance Corp. Company Guar. Notes 9.25% due 08/01/2019*	1,225,000	1,301,563
New Academy Finance Co. LLC/New Academy Finance Corp. Senior Notes 8.00% due 06/15/2018*(3)	1,925,000	1,939,437

		3,241,000

Rubber/Plastic Products — 0.1%
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.00% due 07/15/2022*	2,000,000	1,865,000

Schools — 0.2%
Boston University Senior Notes 7.63% due 07/15/2097	2,000,000	2,596,838
University of Southern California Senior Bonds 5.25% due 10/01/2111	850,000	1,083,437

		3,680,275

Semiconductor Equipment — 0.1%
Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*	1,675,000	1,750,375
Magnachip Semiconductor Corp. Senior Notes 6.63% due 07/15/2021	1,175,000	863,625

		2,614,000

Special Purpose Entities — 0.5%
Army Hawaii Family Housing Trust Company Guar. Bonds 5.52% due 06/15/2050*	790,000	896,350
Camp Pendleton & Quantico Housing LLC Sec. Bonds 5.57% due 10/01/2050*	1,595,000	1,781,487

General Electric Capital Corp./LJ VP Holdings LLC Senior Notes 3.80% due 06/18/2019*	1,340,000	1,430,371
Murray Street Investment Trust I Company Guar. Notes 4.65% due 03/09/2017	4,930,000	5,215,137

		9,323,345

Specified Purpose Acquisitions — 0.1%
Argos Merger Sub, Inc. Senior Notes 7.13% due 03/15/2023*	2,100,000	2,205,000

Steel Pipe & Tube — 0.3%
Valmont Industries, Inc. Company Guar. Notes 5.00% due 10/01/2044	500,000	481,303
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	2,600,000	2,463,396
Valmont Industries, Inc. Company Guar. Notes 6.63% due 04/20/2020	1,474,000	1,720,470

		4,665,169

Steel-Producers — 1.2%
Carpenter Technology Corp. Senior Notes 4.45% due 03/01/2023	2,920,000	2,977,182
Carpenter Technology Corp. Senior Notes 5.20% due 07/15/2021	2,600,000	2,814,651
Reliance Steel & Aluminum Co. Company Guar. Notes 4.50% due 04/15/2023	5,725,000	5,718,857
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021*	325,000	332,312
Steel Dynamics, Inc. Company Guar. Notes 5.25% due 04/15/2023	125,000	127,813
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024*	575,000	593,687
Worthington Industries, Inc. Senior Notes 4.55% due 04/15/2026	4,083,000	4,356,590
Worthington Industries, Inc. Senior Notes 6.50% due 04/15/2020	4,550,000	5,189,603

		22,110,695

Steel-Specialty — 0.2%
Allegheny Technologies, Inc. Senior Notes 9.38% due 06/01/2019	1,620,000	1,927,800
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. Senior Notes 6.38% due 05/01/2022*	2,325,000	2,325,000

		4,252,800

Telecom Services — 0.1%
Level 3 Communications, Inc. Senior Notes 5.75% due 12/01/2022	500,000	512,810
Level 3 Communications, Inc. Senior Notes 8.88% due 06/01/2019	350,000	366,625
Virgin Media Secured Finance PLC Senior Sec. Notes 5.25% due 01/15/2026*	900,000	895,500

		1,774,935

Telecommunication Equipment — 0.5%
CommScope Holding Co., Inc. Senior Notes 6.63% due 06/01/2020*(3)	1,675,000	1,714,865
CommScope, Inc. Company Guar. Notes 5.50% due 06/15/2024*	950,000	957,125
Harris Corp. Senior Notes 5.95% due 12/01/2017	5,000,000	5,643,565
Juniper Networks, Inc. Senior Notes 5.95% due 03/15/2041	500,000	521,568

		8,837,123

Telephone-Integrated — 2.8%
AT&T, Inc. Senior Notes 2.45% due 06/30/2020	4,000,000	3,995,516
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	3,600,000	3,561,973
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	1,485,000	1,451,790
CenturyLink, Inc. Senior Notes 6.45% due 06/15/2021	4,000,000	4,300,000
CenturyLink, Inc. Senior Notes 7.65% due 03/15/2042	3,000,000	3,015,000
Citizens Communications Co. Senior Notes 9.00% due 08/15/2031	900,000	947,250
Level 3 Financing, Inc. Company Guar. Notes 5.38% due 05/01/2025*	1,200,000	1,198,500
Level 3 Financing, Inc. Company Guar. Notes 6.13% due 01/15/2021	100,000	105,875

Level 3 Financing, Inc. Company Guar. Notes 7.00% due 06/01/2020	125,000	133,906
Level 3 Financing, Inc. Company Guar. Notes 8.13% due 07/01/2019	950,000	998,450
Level 3 Financing, Inc. Company Guar. Notes 8.63% due 07/15/2020	700,000	759,500
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	1,300,000	1,176,500
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/2019	1,200,000	1,235,796
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	14,950,000	16,873,363
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	8,550,000	10,697,888

		50,451,307

Television — 0.4%
AMC Networks, Inc. Company Guar. Notes 4.75% due 12/15/2022	525,000	534,844
AMC Networks, Inc. Company Guar. Notes 7.75% due 07/15/2021	850,000	926,500
CBS Corp Company Guar. Notes 4.90% due 08/15/2044	2,550,000	2,589,097
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	1,625,000	1,726,562
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	1,900,000	1,933,250

		7,710,253

Textile-Home Furnishings — 0.1%
Springs Industries, Inc. Senior Notes 6.25% due 06/01/2021	1,000,000	988,750

Theaters — 0.1%
Cinemark USA, Inc. Company Guar. Notes 5.13% due 12/15/2022	450,000	465,165
Cinemark USA, Inc. Company Guar. Notes 7.38% due 06/15/2021	150,000	160,500
Regal Entertainment Group Senior Notes 5.75% due 02/01/2025	950,000	947,625

		1,573,290

Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 4.00% due 01/31/2024	2,385,000	2,522,634
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	226,000	288,191
Lorillard Tobacco Co. Company Guar. Notes 6.88% due 05/01/2020	1,000,000	1,182,237
Lorillard Tobacco Co. Company Guar. Notes 7.00% due 08/04/2041	810,000	1,023,495

		5,016,557

Toys — 0.3%
Hasbro, Inc. Senior Notes 3.15% due 05/15/2021	3,100,000	3,159,554
Hasbro, Inc. Senior Notes 6.35% due 03/15/2040	1,240,000	1,429,838

		4,589,392

Transactional Software — 0.0%
ACI Worldwide, Inc. Company Guar. Notes 6.38% due 08/15/2020*	225,000	236,531

Transport-Air Freight — 0.1%
Air Medical Merger Sub Corp Senior Notes 6.38% due 05/15/2023*	1,125,000	1,092,656

Transport-Equipment & Leasing — 0.1%
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*	1,625,000	1,397,500

Transport-Rail — 0.5%
Burlington Northern and Santa Fe Railway Co. Pass Through Certs. Series 1992-2 7.57% due 01/02/2021	181,872	207,316
Burlington Northern Santa Fe LLC Senior Notes 3.00% due 04/01/2025	3,000,000	3,003,483
Burlington Northern Santa Fe LLC Senior Notes 3.45% due 09/15/2021	1,000,000	1,056,865
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	2,200,000	2,708,607
Union Pacific Corp. Senior Notes 3.75% due 03/15/2024	1,200,000	1,293,759
Union Pacific Corp. Senior Notes 3.88% due 02/01/2055	540,000	512,120

		8,782,150

Transport-Services — 0.3%
Ryder System, Inc. Senior Notes 2.45% due 11/15/2018	1,570,000	1,595,679
Ryder System, Inc. Senior Notes 2.50% due 03/01/2018	1,325,000	1,354,131
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	2,000,000	2,021,802
Ryder System, Inc. Senior Notes 3.50% due 06/01/2017	800,000	833,858

		5,805,470

Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	700,000	714,000

Trucking/Leasing — 0.4%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 06/15/2019*	2,400,000	2,398,788
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.75% due 05/11/2017*	4,020,000	4,190,183

		6,588,971

Wire & Cable Products — 0.3%
Anixter, Inc. Company Guar. Notes 5.13% due 10/01/2021	600,000	624,000
Anixter, Inc. Company Guar. Notes 5.63% due 05/01/2019	1,075,000	1,154,281
Belden, Inc. Company Guar. Notes 5.25% due 07/15/2024*	775,000	784,688
Belden, Inc. Company Guar. Notes 5.50% due 09/01/2022*	1,675,000	1,721,062
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022	400,000	366,000

		4,650,031

X-Ray Equipment — 0.0%
Hologic, Inc. Company Guar. Notes 6.25% due 08/01/2020	600,000	621,750

Total U.S. Corporate Bonds & Notes (cost $1,383,215,065)		1,448,917,465

FOREIGN CORPORATE BONDS & NOTES — 15.6%
Advertising Services — 0.5%
WPP Finance Company Guar. Notes 3.75% due 09/19/2024	3,300,000	3,421,249
WPP Finance 2010 Company Guar. Notes 5.13% due 09/07/2042	2,460,000	2,671,457
WPP Finance 2010 Company Guar. Notes 5.63% due 11/15/2043	1,700,000	1,963,134

		8,055,840

Aerospace/Defense — 0.2%
Embraer Overseas, Ltd. Company Guar. Notes 5.70% due 09/16/2023*	3,804,000	4,079,790

Aerospace/Defense-Equipment — 0.1%
Silver II Borrower/Silver II US Holdings LLC Company Guar. Notes 7.75% due 12/15/2020*	1,325,000	1,199,125

Agricultural Chemicals — 0.1%
Incitec Pivot, Ltd. Company Guar. Notes 4.00% due 12/07/2015*	1,270,000	1,291,045

Auto-Cars/Light Trucks — 0.5%
Hyundai Capital Services, Inc. Senior Notes 4.38% due 07/27/2016*	380,000	394,726
RCI Banque SA Senior Notes 3.50% due 04/03/2018*	3,825,000	3,997,068
RCI Banque SA Senior Notes 4.60% due 04/12/2016*	1,900,000	1,961,931
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*	3,150,000	3,217,649

		9,571,374

Auto/Truck Parts & Equipment-Original — 0.4%
International Automotive Components Group SL Sec. Notes 9.13% due 06/01/2018*	1,375,000	1,416,250
Schaeffler Finance BV Senior Notes 4.25% due 05/15/2021*	725,000	728,625
Schaeffler Finance BV Senior Sec. Notes 4.75% due 05/15/2021*	375,000	383,437
Schaeffler Holding Finance BV Senior Sec. Notes 6.75% due 11/15/2022*(3)	1,525,000	1,669,875
Schaeffler Holding Finance BV Senior Sec. Notes 6.88% due 08/15/2018*(3)	900,000	938,250

Stackpole International Senior Sec. Notes 7.75% due 10/15/2021*	1,325,000	1,318,375

		6,454,812

Banks-Commercial — 0.3%
Bank of Montreal Senior Notes 1.45% due 04/09/2018	1,900,000	1,904,558
Santander US Debt SA Unipersonal Company Guar. Notes 3.78% due 10/07/2015*	3,500,000	3,541,622

		5,446,180

Banks-Super Regional — 0.1%
Fifth Third Bancorp Senior Notes 3.63% due 01/25/2016	1,730,000	1,765,327

Beverages-Non-alcoholic — 0.2%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	2,850,000	2,906,202

Beverages-Wine/Spirits — 0.2%
Pernod-Ricard SA Senior Notes 4.25% due 07/15/2022*	2,950,000	3,148,346
Pernod-Ricard SA Senior Notes 5.75% due 04/07/2021*	950,000	1,095,628

		4,243,974

Broadcast Services/Program — 0.5%
Grupo Televisa SAB Senior Notes 5.00% due 05/13/2045	835,000	850,692
Grupo Televisa SAB Senior Notes 6.63% due 03/18/2025	7,015,000	8,733,675

		9,584,367

Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 5.63% due 03/15/2023*	325,000	339,625

Cable/Satellite TV — 0.6%
British Sky Broadcasting Group PLC Company Guar. Notes 3.75% due 09/16/2024*	4,875,000	4,969,151
Numericable Group SA Senior Sec. Notes 6.00% due 05/15/2022*	1,500,000	1,536,563
Numericable Group SA Senior Sec. Notes 6.25% due 05/15/2024*	800,000	822,008
Unitymedia Hessen GmbH & Co. KG Senior Notes 5.00% due 01/15/2025*	725,000	729,531
Unitymedia Hessen GmbH & Co. KG Senior Sec. Notes 5.50% due 01/15/2023*	1,025,000	1,072,406
Unitymedia KabelBW GmbH Company Guar. Notes 6.13% due 01/15/2025*	1,125,000	1,174,219
Ziggo Bond Finance BV Senior Notes 5.88% due 01/15/2025*	450,000	466,875

		10,770,753

Cellular Telecom — 0.2%
America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	1,200,000	1,215,672
Digicel Group, Ltd. Senior Notes 8.25% due 09/30/2020*	2,850,000	2,939,490

		4,155,162

Containers-Metal/Glass — 0.2%
Ardagh Packaging Finance PLC Company Guar. Notes 6.00% due 06/30/2021*	575,000	583,625
Ardagh Packaging Finance PLC Company Guar. Notes 9.13% due 10/15/2020*	1,925,000	2,069,375
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.25% due 01/31/2019*	200,000	204,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.75% due 01/31/2021*	650,000	674,375
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. Senior Notes 7.00% due 11/15/2020*	110,294	112,776

		3,644,151

Containers-Paper/Plastic — 0.0%
Beverage Packaging Holdings Luxembourg II SA Company Guar. Notes 6.00% due 06/15/2017*	375,000	379,688

Cruise Lines — 0.2%
Carnival Corp. Company Guar. Notes 3.95% due 10/15/2020	3,395,000	3,608,902

Distribution/Wholesale — 0.1%
Rexel SA Senior Notes 5.25% due 06/15/2020*	825,000	860,062
Rexel SA Senior Notes 6.13% due 12/15/2019*	1,350,000	1,400,625

		2,260,687

Diversified Banking Institutions — 0.4%
Deutsche Bank AG Senior Notes 3.25% due 01/11/2016	2,480,000	2,523,043
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	3,410,000	3,649,726
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	1,000,000	1,135,517

		7,308,286

Diversified Financial Services — 0.1%
Hyundai Capital Services, Inc. Senior Notes 6.00% due 05/05/2015*	2,380,000	2,380,000

Diversified Manufacturing Operations — 0.2%
Pentair, Inc. Company Guar. Notes 5.00% due 05/15/2021	3,540,000	3,904,701

Diversified Minerals — 0.2%
Anglo American Capital PLC Company Guar. Notes 2.63% due 04/03/2017*	2,000,000	2,026,768
Anglo American Capital PLC Company Guar. Notes 4.45% due 09/27/2020*	600,000	639,240

		2,666,008

Diversified Operations — 0.4%
DH Services Luxembourg Sarl Company Guar. Notes 7.75% due 12/15/2020*	1,725,000	1,815,562
Hutchison Whampoa International 11, Ltd. Company Guar. Notes 3.50% due 01/13/2017*	1,550,000	1,600,234
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.63% due 04/09/2019*	2,000,000	2,397,980
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.50% due 10/01/2021*	800,000	824,000

		6,637,776

E-Commerce/Products — 0.3%
Alibaba Group Holding, Ltd. Company Guar. Notes 2.50% due 11/28/2019*	3,760,000	3,748,273
Alibaba Group Holding, Ltd. Company Guar. Notes 3.60% due 11/28/2024*	1,620,000	1,612,723

		5,360,996

Electric-Integrated — 0.1%
Enersis SA Senior Notes 7.40% due 12/01/2016	600,000	651,668
PPL WEM Holdings, Ltd. Senior Notes 5.38% due 05/01/2021*	1,100,000	1,252,400

		1,904,068

Electronic Components-Misc. — 0.0%
Flextronics International, Ltd. Company Guar. Notes 5.00% due 02/15/2023	350,000	372,750

Enterprise Software/Service — 0.1%
Open Text Corp. Company Guar. Notes 5.63% due 01/15/2023*	1,025,000	1,063,438

Finance-Investment Banker/Broker — 0.2%
Macquarie Group, Ltd. Senior Notes 6.00% due 01/14/2020*	3,500,000	3,990,861

Food-Baking — 0.2%
Grupo Bimbo SAB de CV Company Guar. Notes 4.50% due 01/25/2022*	1,230,000	1,316,100
Grupo Bimbo SAB de CV Senior Notes 4.88% due 06/27/2044*	2,736,000	2,672,853

		3,988,953

Food-Misc./Diversified — 0.3%
Kerry Group Financial Services Company Guar. Notes 3.20% due 04/09/2023*	6,150,000	6,130,332

Gold Mining — 0.8%
AngloGold Ashanti Holdings PLC Company Guar. Notes 8.50% due 07/30/2020	4,000,000	4,400,000
AngloGold Holdings PLC Company Guar. Notes 5.13% due 08/01/2022	620,000	597,585
AngloGold Holdings PLC Company Guar. Notes 6.50% due 04/15/2040	750,000	700,176
Gold Fields Orogen Holdings BVI, Ltd. Company Guar. Notes 4.88% due 10/07/2020*	1,660,000	1,498,150
Goldcorp, Inc. Senior Notes 3.70% due 03/15/2023	5,500,000	5,416,477
Newcrest Finance Pty, Ltd. Company Guar. Notes 4.20% due 10/01/2022*	2,300,000	2,205,633

		14,818,021

Insurance-Multi-line — 0.3%
AXA SA Sub. Notes 8.60% due 12/15/2030	4,000,000	5,597,924

Medical Products — 0.0%
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 4.88% due 04/15/2020*	225,000	228,656
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.50% due 04/15/2025*	425,000	433,500

		662,156

Medical-Drugs — 0.4%
Grifols Worldwide Operations, Ltd. Senior Notes 5.25% due 04/01/2022*	1,375,000	1,405,937
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*	400,000	405,000
Valeant Pharmaceuticals International, Inc. Senior Notes 5.88% due 05/15/2023*	1,675,000	1,718,969
VPII Escrow Corp. Company Guar. Notes 7.50% due 07/15/2021*	2,675,000	2,902,375

		6,432,281

Medical-Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	955,000	971,264
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	890,000	899,590

		1,870,854

Metal-Diversified — 0.2%
Noranda, Inc. Company Guar. Notes 6.00% due 10/15/2015	1,750,000	1,787,429
Rio Tinto Finance USA PLC Company Guar. Notes 2.25% due 12/14/2018	1,600,000	1,621,534

		3,408,963

Multimedia — 0.3%
21st Century Fox America, Inc. Company Guar. Notes 3.70% due 09/15/2024	1,000,000	1,050,077
Pearson Funding Five PLC Company Guar. Notes 3.25% due 05/08/2023*	3,200,000	3,167,507
Pearson Funding Two PLC Company Guar. Notes 4.00% due 05/17/2016*	1,800,000	1,853,134

		6,070,718

Non-Ferrous Metals — 0.1%
Codelco, Inc. Senior Bonds 5.63% due 09/21/2035*	1,600,000	1,824,330

Oil & Gas Drilling — 0.0%
Noble Holding International, Ltd. Company Guar. Bonds 4.90% due 08/01/2020	840,000	846,008

Oil Companies-Exploration & Production — 0.5%
Canadian Natural Resources, Ltd. Senior Notes 3.80% due 04/15/2024	2,125,000	2,154,002
Canadian Natural Resources, Ltd. Senior Bonds 5.85% due 02/01/2035	4,960,000	5,618,683
CNPC HK Overseas Capital, Ltd. Company Guar. Notes 5.95% due 04/28/2041*	1,550,000	1,922,340
Lone Pine Resources Canada, Ltd. Escrow Notes 10.38% due 02/15/2017(1)(2)	75,000	2

		9,695,027

Oil Companies-Integrated — 2.0%
BP Capital Markets PLC Company Guar. Notes 1.38% due 05/10/2018	3,600,000	3,593,254
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/2015	1,000,000	1,010,911
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	5,100,000	5,729,569
Husky Energy, Inc. Senior Notes 3.95% due 04/15/2022	2,800,000	2,853,508
Husky Energy, Inc. Senior Notes 7.25% due 12/15/2019	3,000,000	3,567,513
Lukoil International Finance BV Company Guar. Notes 6.36% due 06/07/2017*	1,000,000	1,038,320
Petro-Canada Senior Notes 5.35% due 07/15/2033	2,650,000	2,930,868
Petrobras Global Finance BV Company Guar. Notes 4.38% due 05/20/2023	2,820,000	2,507,911
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041	2,000,000	1,844,880
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/18/2024	575,000	606,510
Petroleos Mexicanos Company Guar. Bonds 5.50% due 01/21/2021	7,070,000	7,759,325

Petroleos Mexicanos Company Guar. Notes 6.00% due 03/05/2020	1,600,000	1,814,400

		35,256,969

Oil Refining & Marketing — 0.0%
Reliance Industries, Ltd. Senior Notes 8.25% due 01/15/2027*(1)	500,000	660,451

Oil-Field Services — 0.2%
Weatherford International, Ltd. Company Guar. Notes 5.95% due 04/15/2042	150,000	136,726
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/2018	600,000	637,129
Weatherford International, Ltd. Company Guar. Notes 7.00% due 03/15/2038	3,100,000	3,016,833

		3,790,688

Pipelines — 0.2%
Enbridge, Inc. Senior Notes 5.60% due 04/01/2017	2,870,000	3,058,390
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.25% due 05/01/2023	225,000	229,500

		3,287,890

Real Estate Investment Trusts — 0.1%
Tanger Properties LP Senior Notes 3.75% due 12/01/2024	1,000,000	1,015,297

Rental Auto/Equipment — 0.1%
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	1,400,000	1,418,270

Retail-Restaurants — 0.2%
New Red Finance, Inc. Notes 6.00% due 04/01/2022*	2,675,000	2,761,937

Satellite Telecom — 0.3%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	1,150,000	1,082,437
Intelsat Jackson Holdings SA Company Guar. Notes 6.63% due 12/15/2022	2,425,000	2,394,687
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	1,125,000	1,168,594
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021	550,000	505,313
Intelsat Luxembourg SA Company Guar. Notes 8.13% due 06/01/2023	625,000	572,069

		5,723,100

Security Services — 0.1%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	2,075,000	2,064,625

Seismic Data Collection — 0.1%
CGG SA Company Guar. Notes 6.88% due 01/15/2022	1,125,000	916,875

Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 5.75% due 02/15/2021	775,000	823,438
NXP BV/NXP Funding LLC Company Guar. Notes 5.75% due 03/15/2023*	200,000	213,500

		1,036,938

Semiconductor Equipment — 0.1%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025	275,000	283,938
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*	900,000	960,750

		1,244,688

Steel-Producers — 0.9%
ArcelorMittal Senior Notes 5.25% due 02/25/2017	1,650,000	1,716,660
ArcelorMittal Senior Notes 6.00% due 08/05/2020	5,500,000	5,740,625
ArcelorMittal Senior Notes 6.13% due 06/01/2018	1,425,000	1,521,188
ArcelorMittal Senior Notes 7.50% due 03/01/2041	1,000,000	1,022,500
Gerdau Trade, Inc. Company Guar. Notes 5.75% due 01/30/2021*	3,570,000	3,721,725
Hyundai Steel Co. Senior Notes 4.63% due 04/21/2016*	2,130,000	2,184,121

		15,906,819

SupraNational Banks — 0.3%
Corporacion Andina de Fomento Senior Notes 3.75% due 01/15/2016	710,000	727,667

Corporacion Andina de Fomento Senior Notes 4.38% due 06/15/2022	825,000	905,531
Corporacion Andina de Fomento Senior Notes 8.13% due 06/04/2019	1,000,000	1,235,775
Inter-American Development Bank Notes 6.75% due 07/15/2027	1,200,000	1,706,686

		4,575,659

Telecom Services — 0.2%
Altice Financing SA Senior Sec. Notes 6.63% due 02/15/2023*	425,000	437,750
Altice SA Company Guar. Notes 7.63% due 02/15/2025*	1,025,000	1,036,583
Altice SA Senior Sec. Notes 7.75% due 05/15/2022*	1,425,000	1,439,264
Digicel, Ltd. Senior Notes 6.00% due 04/15/2021*	375,000	364,016

		3,277,613

Telephone-Integrated — 0.6%
Lynx II Corp. Company Guar. Notes 6.38% due 04/15/2023*	1,275,000	1,341,938
Telefonica Emisiones SAU Company Guar. Notes 3.19% due 04/27/2018	2,200,000	2,287,179
Telefonica Emisiones SAU Company Guar. Notes 4.57% due 04/27/2023	1,500,000	1,636,405
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/2021	2,500,000	2,838,125
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	1,575,000	2,083,842
Virgin Media Finance PLC Company Guar. Notes 6.00% due 10/15/2024*	350,000	362,031

		10,549,520

Transport-Rail — 0.3%
Canadian Pacific Railway Co. Senior Bonds 7.13% due 10/15/2031	2,950,000	3,983,854
Kansas City Southern de Mexico SA de CV Senior Notes 3.00% due 05/15/2023	1,935,000	1,898,918

		5,882,772

Wireless Equipment — 0.2%
Telefonaktiebolaget LM Ericsson Senior Notes 4.13% due 05/15/2022	4,000,000	4,273,824

Total Foreign Corporate Bonds & Notes (cost $268,513,286)		280,335,390

U.S. GOVERNMENT AGENCIES — 0.0%
Resolution Funding Corp — 0.0%
Resolution Funding Corp. STRIPS Bonds zero coupon due 01/15/2021 (cost $408,458)	640,000	573,605

U.S. GOVERNMENT TREASURIES — 0.4%
United States Treasury Notes — 0.4%
1.50% due 12/31/2018 (cost $6,945,062)	7,000,000	7,085,862

MUNICIPAL BONDS & NOTES — 0.2%
City of Chicago, IL General Obligation Bonds Series B (cost $3,520,000)	3,520,000	3,049,798

FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Sovereign — 0.2%
Republic of Colombia Senior Notes 4.38% due 07/12/2021	855,000	907,155
State Of Qatar Senior Notes 5.25% due 01/20/2020*	2,185,000	2,479,975

Total Foreign Government Obligations (cost $3,034,897)		3,387,130

COMMON STOCKS — 0.0%
Auto-Cars/Light Trucks — 0.0%
General Motors Co.	5,518	193,461
Motors Liquidation Co. GUC Trust	1,280	25,600

		219,061

Oil Companies-Exploration & Production — 0.0%
Lone Pine Resources Canada, Ltd.†(2)	9,354	8,185
Lone Pine Resources, Inc.,†(1)(2)	9,354	468

		8,653

Total Common Stocks (cost $561,369)		227,714

PREFERRED SECURITIES — 0.1%
Finance-Auto Loans — 0.0%
Ally Financial, Inc. Series G, 7.00%*	108	110,038

Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Class D, 5.67%(2)	30,000	300

Real Estate Investment Trusts — 0.1%
Prologis, Inc. Series Q, 8.54%	20,000	1,300,000

Total Preferred Securities (cost $2,353, 479)		1,410,338

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.7%
Electric-Generation — 0.3%
Electricite de France SA VRS 5.63% due 01/22/2024*(7)	5,000,000	5,302,500

Finance-Commercial — 0.1%
Textron Financial Corp. FRS 6.00% due 02/15/2067*	2,400,000	2,148,000

Insurance-Multi-line — 0.1%
MetLife, Inc 10.75% due 08/01/2069	900,000	1,507,500
USF&G Capital III 8.31% due 07/01/2046*	250,000	377,128

		1,884,628

Special Purpose Entity — 0.2%
Goldman Sachs Capital I 6.35% due 02/15/2034	2,500,000	3,010,560

Total Preferred Securities/Capital Securities (cost $10,967,936)		12,345,688

WARRANTS† — 0.0%
Auto-Cars/Light Trucks — 0.0%
General Motors Co. Expires 07/10/16 (Strike price $10.00)	5,014	128,409
General Motors Co. Expires 07/10/19 (Strike price $18.33)	5,014	87,043

Total Warrents (cost $554,110)		215,452

Total Long-Term Investment Securities (cost $1,680,073,662)		1,757,548,442

SHORT-TERM INVESTMENT SECURITIES — 1.6%
Time Deposits — 1.6%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 05/01/2015 (cost $29,217,000)	29,217,000	29,217,000

TOTAL INVESTMENTS (cost $1,709,290,662)(8)	99.3%	1,786,765,442
Other assets less liabilities	0.7	11,935,417

NET ASSETS	100.0%	$1,798,700,859

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2015, the aggregate value of these securities was $426,948,887 representing 23.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

†	Non-income producing security

(1)	Illiquid security. At April 30, 2015, the aggregate value of these securities was $5,969,710 representing 0.3% of net assets.

(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(3)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer.

(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2015, the Corporate Bond Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets

U.S. Corporate Bonds & Notes
FPL Energy National Wind Portfolio LLC 6.13% due 03/25/2019	6/19/2005	$2,826	$2,826
	5/27/2009	18,256	18,077

		21,082	20,903	$21,082	$84.77	0.00%

(5)	Company has filed for Chapter 11 bankruptcy protection.

(6)	Security in default of interest and principal at maturity.

(7)	Perpetual maturity — maturity date reflects the next call date.

(8)	See Note 4 for cost of investments on a tax basis.

FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at April 30, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of April 30, 2015	Unrealized Appreciation (Depreciation)
200	Long	U.S. Long Bonds	June 2015	$32,081,700	$31,918,750	$(162,950)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2015 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes:
Auto-Cars/Light Trucks	$—	$46,809,357	$0	$46,809,357
Paper & Related Products	—	8,824,143	25	8,824,168
Resorts/Theme Parks	—	2,764,813	0	2,764,813
Other Industries	—	1,390,519,127	—	1,390,519,127
Foreign Corporate Bonds & Notes:
Oil Companies-Exploration & Production	—	9,695,025	2	9,695,027
Other Industries	—	270,640,363	—	270,640,363
U.S. Government Agencies	—	573,605	—	573,605
U.S. Government Treasuries	—	7,085,862	—	7,085,862
Municipal Bonds & Notes	—	3,049,798	—	3,049,798
Foreign Government Obligations	—	3,387,130	—	3,387,130
Common Stocks:
Auto-Cars/Light Trucks	219,061	—	—	219,061
Oil Companies-Exploration & Production	—	—	8,653	8,653
Preferred Securities:
Finance-Auto Loans	—	110,038	—	110,038
Finance-Investment Banker/Broker	—	—	300	300
Real Estate Investment Trusts	1,300,000		—	1,300,000
Preferred Securities/Capital Securities	—	12,345,688	—	12,345,688
Warrants	215,452	—	—	215,452
Short-Term Investment Securities	—	29,217,000	—	29,217,000

Total Investments at Value	$1,734,513	$1,785,021,949	$8,980	$1,786,765,442

LIABILITIES:
Other Financial Instruments:+
Open Futures Contracts	$162,950	$—	$—	$162,950

*	For a detailed presentation of investments, please refer to the Portfolio of Invesments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2015 —

(unaudited)

Security Description		Shares/ Principal Amount**	Value (Note 1)
ASSET BACKED SECURITIES — 8.7%
Cayman Islands — 4.9%
Aberdeen Loan Funding, Ltd. FRS Series 2008-1A, Class A 0.90% due 11/01/2018*(1)		$2,234,136	$2,215,370
Acis CLO, Ltd. FRS Series 2013-2A, Class A 0.78% due 10/14/2022*(1)		450,000	444,735
Acis CLO, Ltd. FRS Series 2013-2A, Class ACOM 1.17% due 10/14/2022*(1)		3,000,000	2,923,200
Acis CLO, Ltd. FRS Series 2013-1A, Class ACOM 1.50% due 04/18/2024*(1)		2,450,000	2,361,310
Brentwood CLO Corp. FRS Series 2006-1A, Class A1B 0.52% due 02/01/2022*(1)		1,422,185	1,405,261
OCP CLO, Ltd. FRS Series 2014-5A, Class ACOM 0.28% due 04/26/2026*(1)		2,700,000	2,615,220
OCP CLO, Ltd. FRS Series 2012-2A, Class ACOM 1.50% due 11/22/2023*(1)		2,150,000	2,111,730
OFSI Fund V, Ltd. FRS Series 2013-5A, Class ACOM 1.58% due 04/17/2025*(1)		1,600,000	1,557,120
OFSI Fund VI, Ltd. FRS Series 2014-6A, Class ACOM 1.46% due 03/20/2025*(1)(2)		2,900,000	2,798,790
Red River CLO, Ltd. FRS Series 1X, Class A 0.52% due 07/27/2018(1)		801,630	796,579
Red River CLO, Ltd. FRS Series 1A, Class A 0.52% due 07/27/2018*(1)		276,424	274,682
Trinitas CLO II, Ltd. FRS Series 2014-2A, Class ACOM 1.63% due 07/15/2026*(1)		1,400,000	1,344,980
Trinitas CLO, Ltd. FRS Series 2014-1A, Class A1 1.81% due 04/15/2026*(1)		2,200,000	2,189,660
Trinitas CLO, Ltd. FRS Series 2014-1A, Class B1 2.18% due 04/15/2026*(1)		550,000	532,785

			23,571,422

Italy — 0.1%
Quadrivio Finance SRL FRS Series 2011-1, Class A1 0.50% due 07/25/2060(3)	EUR	478,186	536,863

United Kingdom — 2.7%
Aire Valley Mortgages PLC FRS Series 2006-1X, Class 2A1 0.33% due 09/20/2066(3)	EUR	1,783,048	1,961,861
Aire Valley Mortgages PLC FRS Series 2005-1X, Class 2A2 0.39% due 09/20/2066(3)	EUR	473,323	521,745
Aire Valley Mortgages PLC FRS Series 2004-1X, Class 3A2 0.45% due 09/20/2066(3)	EUR	1,093,437	1,208,981
Aire Valley Mortgages PLC FRS Series 2006-1A, Class 1A 0.49% due 09/20/2066*(3)		1,528,440	1,480,753
Aire Valley Mortgages PLC FRS Series 2007-1A, Class 2A1 0.51% due 09/20/2066*(3)		1,219,389	1,182,564
EMF-UK PLC FRS Series 1X, Class A1A 1.54% due 03/13/2046(3)	GBP	1,132,105	1,725,055
Eurosail PLC FRS Series 2007-PR1X, Class A1 0.96% due 09/13/2045(3)	GBP	925,132	1,358,763
Granite Master Issuer PLC FRS Series 2006-1X, Class A6 0.17% due 12/20/2054(3)	EUR	1,325,576	1,485,148
Granite Master Issuer PLC FRS Series 2007-2, Class 2B1 0.42% due 12/17/2054(3)		800,000	790,720
Leek Finance Number Eighteen PLC FRS Series 18X, Class A2C 0.28% due 09/21/2038(3)	EUR	46,331	54,409
Leek Finance Number Eighteen PLC FRS Series 18X, Class A2B 0.52% due 09/21/2038(3)		648,634	678,429
Leek Finance Number Seventeen PLC FRS Series 17X, Class A2C 0.30% due 12/21/2037(3)	EUR	152,890	181,581
Leek Finance Number Seventeen PLC FRS Series 17X, Class A2A 0.84% due 12/21/2037(3)	GBP	91,734	148,867
Thrones PLC FRS Series 2013-1, Class A 2.07% due 07/20/2044(3)	GBP	255,234	395,613

			13,174,489

United States — 1.0%
Countrywide Alternative Loan Trust FRS Series 2006-OA1, Class 2A1 0.39% due 03/20/2046(3)		807,272	637,846
Countrywide Alternative Loan Trust FRS Series 2005-82, Class A1 0.45% due 02/25/2036(3)		873,575	717,692
Home Equity Loan Trust FRS Series 2007-FRE1, Class 2AV3 0.41% due 04/25/2037		750,000	500,572
Lehman XS Trust FRS Series 2007-7N Class 1A2 0.42% due 06/25/2047(3)		842,822	565,799
NCUA Guaranteed Notes Trust Series 2010-C1, Class A2 2.90% due 10/29/2020(4)		1,000,000	1,023,449
Sequoia Mtg. Trust FRS Series 2004-10, Class A3A 1.06% due 11/20/2034(3)		93,017	88,362

Washington Mutual Mtg. Pass Through Certs. FRS Series-AR5 Class 4A 1.13% due 06/25/2046(3)		537,076	384,781
Wells Fargo Alternative Loan Trust FRS Series 2007-PA6, Class A1 2.57% due 12/28/2037(3)		757,572	651,321

			4,569,822

Total Asset Backed Securities (cost $43,657,764)			41,852,596

CORPORATE BONDS & NOTES — 14.5%
France — 1.1%
Dexia Credit Local SA NY Government Guar. Notes 1.50% due 10/07/2017*		1,900,000	1,909,876
Pernod-Ricard SA Senior Notes 5.75% due 04/07/2021*		350,000	403,652
Total Capital International SA Company Guar. Notes 2.88% due 02/17/2022		450,000	455,236
Total Capital SA Company Guar. Notes 2.13% due 08/10/2018		2,350,000	2,403,110

			5,171,874

Germany — 1.0%
FMS Wertmanagement AoeR Government Guar. Notes 1.63% due 02/22/2017	EUR	900,000	1,041,452
KfW Group Government Guar. Notes 0.05% due 11/30/2017	EUR	1,700,000	1,915,173
KfW Group Government Guar. Notes 1.13% due 10/16/2018	EUR	800,000	934,042
KfW Group Government Guar. Bonds 5.00% due 12/01/2020	SEK	2,000,000	296,895
KfW Group Government Guar. Bonds 6.00% due 08/20/2020	AUD	800,000	734,120

			4,921,682

Ireland — 0.1%
Caterpillar International Finance, Ltd. Company Guar. Notes 1.38% due 05/18/2015	EUR	400,000	449,320

Italy — 1.7%
Banca Monte dei Paschi di Siena SpA Government Guar. Notes 3.50% due 03/20/2017	EUR	5,200,000	6,137,848
Intesa Sanpaolo SpA Sub. Notes 5.02% due 06/26/2024*		450,000	453,292
Intesa Sanpaolo SpA Company Guar. Notes 5.25% due 01/12/2024		1,400,000	1,557,028
Intesa Sanpaolo SpA Notes 6.63% due 09/13/2023	EUR	150,000	212,099

			8,360,267

Japan — 2.2%
Japan Finance Organization for Municipalities Government Guar. Bonds 1.90% due 06/22/2018	JPY	860,000,000	7,626,018
Japan Tobacco, Inc. Senior Notes 2.10% due 07/23/2018*		1,550,000	1,572,542
Sumitomo Mitsui Financial Group, Inc. Sub. Notes 4.44% due 04/02/2024*		1,350,000	1,435,761

			10,634,321

Luxembourg — 0.4%
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020		200,000	203,406
Actavis Funding SCS Company Guar. Notes 3.45% due 03/15/2022		250,000	254,018
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025		350,000	353,772
Actavis Funding SCS Company Guar. Notes 4.55% due 03/15/2035		100,000	100,370
Actavis Funding SCS Company Guar. Notes 4.75% due 03/15/2045		100,000	101,094
Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044		250,000	254,440
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023		500,000	470,625
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 04/01/2019		200,000	207,250

			1,944,975

Mexico — 0.1%
America Movil SAB de CV Senior Notes 6.00% due 06/09/2019	MXN	4,310,000	280,113

Netherlands — 0.8%
ABN AMRO Bank NV VRS Sub. Notes 6.25% due 09/13/2022		300,000	325,500

EDP Finance BV Senior Notes 2.63% due 01/18/2022	EUR	450,000	532,740
EDP Finance BV Senior Notes 4.13% due 01/20/2021	EUR	400,000	509,076
EDP Finance BV Senior Notes 4.88% due 09/14/2020	EUR	200,000	262,410
EDP Finance BV Senior Notes 5.75% due 09/21/2017	EUR	800,000	1,002,525
Enel Finance International NV Company Guar. Notes 5.75% due 09/14/2040	GBP	50,000	92,377
ING Bank NV Senior Notes 2.00% due 09/25/2015*		1,300,000	1,306,816

			4,031,444

United Kingdom — 0.2%
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015		525,000	528,055
Royal Bank of Scotland PLC VRS Sub. Notes 9.50% due 03/16/2022		400,000	448,985

			977,040

United States — 6.9%
21st Century Fox America, Inc. Company Guar. Notes 3.70% due 09/15/2024		450,000	472,535
AECOM Technology Corp. Company Guar. Notes 5.88% due 10/15/2024*		500,000	517,945
Apple, Inc. Senior Notes 2.40% due 05/03/2023		1,250,000	1,217,400
Caterpillar Financial Services Corp. Senior Notes 2.05% due 08/01/2016		750,000	764,075
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.00% due 01/15/2019		29,000	30,124
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.00% due 06/15/2019		400,000	419,020
CHS/Community Health Systems, Inc. Company Guar. Notes 8.00% due 11/15/2019		100,000	106,000
Crown Castle International Corp. Senior Notes 5.25% due 01/15/2023		75,000	79,170
CVS Caremark Corp. Senior Notes 4.00% due 12/05/2023		300,000	322,073
CVS Health Corp. Senior Notes 3.38% due 08/12/2024		50,000	51,528
Discover Financial Services Senior Notes 3.75% due 03/04/2025		700,000	699,924
Forest Laboratories, Inc. Company Guar. Notes 4.38% due 02/01/2019*		650,000	694,119
Forest Laboratories, Inc. Company Guar. Notes 5.00% due 12/15/2021*		850,000	939,650
General Electric Capital Corp. Company Guar. Notes 8.50% due 04/06/2018	MXN	2,000,000	143,136
General Motors Financial Co., Inc. Company Guar. Notes 3.25% due 05/15/2018		1,350,000	1,380,672
General Motors Financial Co., Inc. Company Guar. Notes 3.45% due 04/10/2022		950,000	943,362
HCA ,Inc. Senior Notes 5.25% due 04/15/2025		550,000	596,063
HCA Holdings, Inc. Senior Notes 7.75% due 05/15/2021		100,000	106,500
HCP, Inc. Senior Notes 4.25% due 11/15/2023		3,000,000	3,128,583
Hewlett-Packard Co. Senior Notes 2.60% due 09/15/2017		900,000	921,859
Humana, Inc. Senior Notes 3.85% due 10/01/2024		150,000	155,922
John Deere Capital Corp. Senior Notes 1.40% due 03/15/2017		750,000	758,252
Kinder Morgan, Inc. Company Guar. Notes 3.05% due 12/01/2019		350,000	353,480
Microsoft Corp. Senior Notes 3.75% due 02/12/2045		1,000,000	947,389
Morgan Stanley Senior Notes 3.75% due 09/21/2017	EUR	600,000	726,485
Morgan Stanley Sub. Notes 3.95% due 04/23/2027		1,550,000	1,521,570
Morgan Stanley Senior Notes 4.30% due 01/27/2045		350,000	344,167
Mosaic Co. Senior Notes 4.25% due 11/15/2023		200,000	212,911

NBCUniversal Enterprise, Inc. FRS Company Guar. Notes 0.96% due 04/15/2018*		1,900,000	1,913,566
NBCUniversal Media LLC Company Guar. Notes 4.38% due 04/01/2021		600,000	667,227
New York Life Global Funding Sec. Notes 0.75% due 07/24/2015*		1,650,000	1,651,633
Prologis LP Company Guar. Notes 3.00% due 01/18/2022	EUR	200,000	247,254
Prologis LP Company Guar. Notes 3.38% due 02/20/2024	EUR	300,000	382,243
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023		400,000	401,500
Synchrony Financial Senior Notes 2.70% due 02/03/2020		1,600,000	1,603,282
Synchrony Financial Senior Notes 3.00% due 08/15/2019		600,000	612,045
Sysco Corp. Company Guar. Notes 3.50% due 10/02/2024		250,000	256,999
Verizon Communications, Inc. Senior Notes 2.63% due 02/21/2020		1,075,000	1,087,204
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020		2,950,000	3,226,757
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055*		693,000	648,673
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023		100,000	112,865
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043		72,000	90,087
W.R. Grace & Co. Company Guar. Notes 5.63% due 10/01/2024*		500,000	537,500
Walgreen Co. Senior Notes 3.10% due 09/15/2022		250,000	249,817
Walgreens Boots Alliance, Inc. Senior Notes 3.80% due 11/18/2024		1,000,000	1,025,158

			33,267,724

Venezuela — 0.0%
Petroleos de Venezuela SA Company Guar. Notes 5.38% due 04/12/2027		50,000	20,370
Petroleos de Venezuela SA Company Guar. Notes 5.50% due 04/12/2037		10,000	4,050
Petroleos de Venezuela SA Company Guar. Notes 6.00% due 05/16/2024		170,000	71,825
Petroleos de Venezuela SA Company Guar. Notes 6.00% due 11/15/2026		130,000	53,950

			150,195

Total Corporate Bonds & Notes (cost $71,665,919)			70,188,955

FOREIGN GOVERNMENT OBLIGATIONS — 44.1%
Australia — 0.6%
Commonwealth of Australia Senior Bonds 4.50% due 04/21/2033	AUD	1,100,000	1,046,488
Commonwealth of Australia Senior Bonds 5.50% due 04/21/2023	AUD	2,200,000	2,116,237

			3,162,725

Belgium — 0.9%
Kingdom of Belgium Bonds 2.25% due 06/22/2023	EUR	1,500,000	1,929,485
Kingdom of Belgium Bonds 3.75% due 09/28/2020*	EUR	245,000	328,907
Kingdom of Belgium Bonds 4.00% due 03/28/2032	EUR	800,000	1,315,944
Kingdom of Belgium Senior Bonds 4.25% due 09/28/2022	EUR	490,000	707,641

			4,281,977

Brazil — 0.5%
Brazil Letras do Tesouro Nacional Bills zero coupon due 01/01/2016	BRL	219,000	66,660
Brazil Notas do Tesouro Nacional Notes 6.00% due 08/15/2050(5)	BRL	6,980,544	2,323,568

			2,390,228

Canada — 2.3%
Government of Canada Bonds 1.50% due 09/01/2017	CAD	5,200,000	4,391,360
Government of Canada Bonds 2.50% due 06/01/2015(8)	CAD	2,460,000	2,041,831
Government of Canada Bonds 2.75% due 06/01/2022	CAD	2,100,000	1,912,245

Government of Canada Bonds 4.00% due 06/01/2041	CAD	1,200,000	1,344,885
Government of Canada Bonds 5.75% due 06/01/2029	CAD	1,000,000	1,221,583

			10,911,904

Croatia — 0.1%
Republic of Croatia Senior Bonds 5.50% due 04/04/2023		270,000	286,618

Denmark — 0.4%
Kingdom of Denmark Bonds 4.00% due 11/15/2017	DKK	7,600,000	1,268,337
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	2,500,000	673,821

			1,942,158

Dominican Republic — 0.1%
Dominican Republic Senior Bonds 5.50% due 01/27/2025*		200,000	206,500
Dominican Republic Senior Bonds 6.60% due 01/28/2024		300,000	328,500

			535,000

France — 5.0%
Government of France Bonds 0.50% due 05/25/2025	EUR	3,600,000	3,987,802
Government of France Bonds 1.00% due 05/25/2018	EUR	3,790,000	4,394,759
Government of France Bonds 2.25% due 10/25/2022	EUR	2,410,000	3,085,459
Government of France Bonds 4.00% due 10/25/2038	EUR	740,000	1,308,449
Government of France Bonds 4.25% due 10/25/2017	EUR	4,700,000	5,849,997
Government of France Bonds 4.25% due 10/25/2023	EUR	340,000	502,943
Government of France Bonds 4.50% due 04/25/2041	EUR	1,930,000	3,739,011
Government of France Bonds 4.75% due 04/25/2035	EUR	700,000	1,301,521

			24,169,941

Germany — 4.3%
Federal Republic of Germany Bonds 1.00% due 08/15/2024	EUR	5,490,000	6,539,971
Federal Republic of Germany Bonds 1.50% due 05/15/2023	EUR	980,000	1,212,711
Federal Republic of Germany Bonds 2.00% due 08/15/2023	EUR	2,850,000	3,663,276
Federal Republic of Germany Bonds 2.50% due 07/04/2044	EUR	290,000	465,170
Federal Republic of Germany Bonds 3.25% due 07/04/2042	EUR	1,640,000	2,924,920
Federal Republic of Germany Bonds 4.00% due 01/04/2037	EUR	3,150,000	5,818,370

			20,624,418

Israel — 0.1%
Israel Government AID Govt. Guar. Bonds 5.50% due 09/18/2023		300,000	370,747

Italy — 7.0%
Republic of Italy Senior Bonds 3.50% due 03/01/2030*	EUR	880,000	1,185,176
Republic of Italy Bonds 3.75% due 08/01/2021	EUR	1,130,000	1,483,116
Republic of Italy Bonds 4.50% due 08/01/2018	EUR	2,820,000	3,591,062
Republic of Italy Bonds 5.00% due 03/01/2022	EUR	6,290,000	8,890,559
Republic of Italy Bonds 5.00% due 08/01/2034	EUR	1,630,000	2,622,742
Republic of Italy Senior Bonds 5.00% due 08/01/2039	EUR	760,000	1,255,813
Republic of Italy Bonds 5.00% due 09/01/2040	EUR	170,000	282,318
Republic of Italy Bonds 5.50% due 11/01/2022	EUR	3,610,000	5,305,392
Republic of Italy Bonds 5.75% due 02/01/2033	EUR	173,000	298,241
Republic of Italy Bonds 6.50% due 11/01/2027	EUR	760,000	1,304,540
Republic of Italy Inflation Indexed Treasury Bonds 2.15% due 11/12/2017(5)	EUR	6,376,347	7,517,329

			33,736,288

Japan — 10.8%
Government of Japan Senior Notes 0.20% due 09/20/2017	JPY	37,400,000	314,562
Government of Japan Senior Notes 0.30% due 03/20/2018	JPY	1,915,600,000	16,173,536
Government of Japan Senior Notes 0.80% due 09/20/2022	JPY	301,600,000	2,643,966
Government of Japan Senior Bonds 1.40% due 09/20/2034	JPY	2,266,800,000	20,099,074
Government of Japan Senior Bonds 1.70% due 06/20/2033	JPY	38,400,000	360,507
Government of Japan Senior Bonds 1.90% due 03/20/2025	JPY	271,600,000	2,621,252
Government of Japan Senior Bonds 2.00% due 09/20/2041	JPY	260,000,000	2,518,176
Government of Japan Senior Bonds 2.00% due 03/20/2052	JPY	203,500,000	1,965,629
Government of Japan Senior Bonds 2.30% due 03/20/2039	JPY	514,400,000	5,240,655

			51,937,357

Mexico — 0.2%
United Mexican States Bonds 3.50% due 12/14/2017(5)	MXN	3,241,306	222,159
United Mexican States Bonds 7.50% due 06/03/2027	MXN	6,187,300	448,471
United Mexican States Bonds 10.00% due 11/20/2036	MXN	1,727,600	159,468

			830,098

Netherlands — 1.6%
Government of Netherlands Bonds 1.75% due 07/15/2023*	EUR	1,500,000	1,874,797
Government of Netherlands Bonds 2.00% due 07/15/2024	EUR	740,000	949,295
Government of Netherlands Bonds 2.50% due 01/15/2033*	EUR	900,000	1,312,324
Government of Netherlands Bonds 4.00% due 07/15/2019*	EUR	630,000	825,516
Government of Netherlands Bonds 4.50% due 07/15/2017*	EUR	2,380,000	2,946,045

			7,907,977

Spain — 3.3%
Kingdom of Spain Bonds 3.75% due 10/31/2015	EUR	960,000	1,097,546
Kingdom of Spain Bonds 3.80% due 04/30/2024*	EUR	5,160,000	6,963,278
Kingdom of Spain Bonds 4.50% due 01/31/2018	EUR	360,000	451,730
Kingdom of Spain Bonds 5.15% due 10/31/2044*	EUR	520,000	911,200
Kingdom of Spain Bonds 5.40% due 01/31/2023*	EUR	1,050,000	1,545,081
Kingdom of Spain Senior Bonds 5.50% due 04/30/2021*	EUR	1,150,000	1,639,452
Kingdom of Spain Senior Bonds 5.90% due 07/30/2026*	EUR	1,970,000	3,174,506

			15,782,793

SupraNational — 0.9%
Asian Development Bank Senior Notes 2.35% due 06/21/2027	JPY	40,000,000	413,317
European Financial Stability Facility Government Guar. Notes 0.88% due 04/16/2018	EUR	300,000	345,737
European Financial Stability Facility Government Guar. Notes 1.25% due 07/31/2018	EUR	1,900,000	2,219,810
European Investment Bank Senior Notes 5.00% due 12/01/2020	SEK	2,950,000	439,384
Inter-American Development Bank Senior Notes 7.00% due 06/15/2025		850,000	1,184,538

			4,602,786

United Kingdom — 6.0%
United Kingdom Gilt Treasury Bonds 1.25% due 07/22/2018	GBP	3,170,000	4,911,377
United Kingdom Gilt Treasury Bonds 1.75% due 09/07/2022	GBP	3,020,000	4,676,720
United Kingdom Gilt Treasury Bonds 2.00% due 07/22/2020	GBP	3,060,000	4,844,804

United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	3,130,000	5,491,368
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	1,730,000	3,190,356
United Kingdom Gilt Treasury Bonds 3.50% due 07/22/2068	GBP	170,000	338,817
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	2,810,000	5,719,578

			29,173,020

Venezuela — 0.0%
Republic of Venezuela Senior Bonds 6.00% due 12/09/2020		40,000	17,000
Republic of Venezuela Senior Bonds 7.00% due 03/31/2038		10,000	4,075
Republic of Venezuela Senior Bonds 7.65% due 04/21/2025		30,000	12,825
Republic of Venezuela Senior Bonds 8.25% due 10/13/2024		220,000	96,250
Republic of Venezuela Senior Bonds 9.00% due 05/07/2023		30,000	13,650
Republic of Venezuela Senior Bonds 9.25% due 05/07/2028		120,000	53,100
Republic of Venezuela Senior Bonds 9.38% due 01/13/2034		30,000	13,575

			210,475

Total Foreign Government Obligations (cost $218,130,683)			212,856,510

U.S. GOVERNMENT AGENCIES — 6.9%
United States — 6.9%
Federal Farm Credit Bank 3.50% due 12/20/2023		1,100,000	1,202,911
Federal Home Loan Mtg. Corp. 5.00% due 07/01/2035		1,264,040	1,416,588
5.00% due 11/01/2038		270,779	300,643
5.00% due 01/01/2039		84,985	94,358
5.00% due 09/01/2039		198,310	220,181
5.00% due 05/01/2041		647,570	722,120
7.00% due 02/01/2039		1,008,749	1,182,435
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K710, Class A2 1.88% due 05/25/2019(4)		3,300,000	3,340,847
Series K709, Class A2 2.09% due 03/25/2019(4)		3,000,000	3,062,109
Series K030, Class A1 2.78% due 09/25/2022(4)		1,013,453	1,055,093
Series K030, Class A2 3.25% due 04/25/2023 VRS(4)		3,000,000	3,191,547
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2015-DNA-1, Class M3 3.48% due 10/25/2027(3)		280,000	280,400
Series 2015-HQ1, Class M3 3.98% due 03/25/2025(3)		300,000	304,722
Federal National Mtg. Assoc. Series 2012-M8, Class ASQ2 1.52% due 12/25/2019(4)		497,795	501,546
Series 2012-M8, Class ASQ3 1.80% due 12/25/2019(4)		800,000	806,015
3.42% due 10/01/2020		370,629	397,429
3.62% due 12/01/2020		265,703	287,937
3.75% due 03/01/2018		955,780	1,016,464
3.84% due 05/01/2018		530,000	568,356
4.38% due 06/01/2021		925,853	1,035,285
4.50% due 02/01/2040		13,430	14,629
4.50% due 08/01/2041		294,798	322,278
5.00% due 12/01/2033		419,244	469,210
5.00% due 08/01/2041		44,621	49,747
6.00% due 10/01/2034		722,483	834,452
6.00% due 11/01/2034		104,020	119,541
6.00% due 05/01/2036		49,446	56,643
6.00% due 07/01/2036		293,307	335,959
6.00% due 11/01/2036		1,520,052	1,738,558
6.00% due 01/01/2037		115,498	132,122
6.00% due 03/01/2037		91,708	105,531
6.00% due 07/01/2037		103,777	118,743
6.00% due 08/01/2037		699,418	800,694
6.00% due 10/01/2037		668,909	765,002
6.00% due 08/01/2038		200,725	231,284
6.00% due 06/01/2039		9,872	11,265
6.00% due 10/01/2040		769,660	880,813
6.00% due 04/01/2041		1,849,586	2,115,056
6.00% due 05/01/2041		693,078	793,264
6.00% due 10/01/2041		161,916	184,948
7.00% due 03/01/2039		589,480	705,431
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2015-C01, Class 2M1 1.68% due 02/25/2025(3)		114,814	114,998
Federal National Mtg. Assoc. REMIC Series 2012-153, Class B 7.00% due 07/25/2042(3)		1,028,720	1,193,403
Series 2012-111, Class B 7.00% due 10/25/2042(3)		312,554	364,447

Total U.S. Government Agencies (cost $32,422,962)			33,445,004

U.S. GOVERNMENT TREASURIES — 22.1%
United States — 22.1%
United States Treasury Bonds 1.38% due 02/15/2044 TIPS(5)		1,772,303	2,058,779
United States Treasury Notes 0.38% due 07/15/2023 TIPS(5)		1,432,027	1,475,100

0.63% due 05/31/2017		24,900,000	24,894,173
0.63% due 01/15/2024 TIPS(5)		5,029,100	5,267,198
1.13% due 01/15/2021 TIPS(5)		1,609,275	1,731,480
1.25% due 10/31/2018		9,300,000	9,346,500
1.25% due 11/30/2018		7,630,000	7,662,786
1.25% due 01/31/2020		9,000,000	8,931,798
1.50% due 06/30/2016		19,060,000	19,316,128
1.63% due 03/31/2019		1,000,000	1,015,391
1.63% due 06/30/2019		2,070,000	2,098,140
1.63% due 07/31/2019		2,000,000	2,025,624
1.75% due 10/31/2020		7,500,000	7,570,898
2.00% due 09/30/2020		5,500,000	5,630,196
2.13% due 08/31/2020(8)		5,700,000	5,872,778
2.13% due 06/30/2021		1,530,000	1,567,773

Total U.S. Government Treasuries (cost $105,381,045)			106,464,742

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.6%
France — 0.3%
Electricite de France SA VRS 4.13% due 01/22/2022(6)	EUR	700,000	846,910
Electricite de France SA VRS 5.00% due 01/22/2026(6)	EUR	300,000	384,015
Electricite de France SA VRS 5.38% due 01/29/2025(6)	EUR	300,000	396,184

			1,627,109

Italy — 0.2%
Enel SpA VRS 5.00% due 01/15/2075	EUR	200,000	242,839
Enel SpA VRS 7.75% due 09/10/2075	GBP	450,000	780,531

			1,023,370

United States — 0.1%
Prudential Financial, Inc. FRS 5.63% due 06/15/2043		250,000	266,875

Total Preferred Securities/Capital Securities (cost $2,874,859)			2,917,354

Total Long-Term Investment Securities (cost $474,133,232)			467,725,161

SHORT-TERM INVESTMENT SECURITIES — 2.5%
Registered Investment Companies — 2.5%
SSgA U.S. Government Money Market Fund ($12,130,533)		12,130,533	12,130,533
TOTAL INVESTMENTS — (cost $486,263,765)(7)		99.4%	479,855,694
Other assets less liabilities		0.6	2,729,699

NET ASSETS —		100.0%	$482,585,393

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2015, the aggregate value of these securities was $62,335,967 representing 12.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

**	In United States Dollars unless otherwise indicated.

(1)	Collateralized Loan Obligation

(2)	Illiquid security. At April 30, 2015, the aggregate value of these securities was $2,798,790 representing 0.6% of net assets.

(3)	Collateralized Mortgage Obligation

(4)	Commercial Mortgage Backed Security

(5)	Principal amount of security is adjusted for inflation.

(6)	Perpetual maturity - maturity date reflects the next call date.

(7)	See Note 4 for cost of investments on a tax basis.

(8)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

MXN	Mexican Peso

SEK	Swedish Krona

REMIC	— Real Estate Mortgage Investment Conduit

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at April 30, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of April 30, 2015	Unrealized Appreciation (Depreciation)
8	Short	Canadian 10 Year Bonds	June 2015	$933,933	$929,830	$4,103
114	Long	Euro-BOBL	June 2015	16,540,791	16,487,029	(53,762)
33	Long	Euro-BTP	June 2015	5,196,403	5,127,539	(68,864)
19	Short	Euro-Bund	June 2015	3,355,738	3,343,061	12,677
36	Short	Euro-Oat	June 2015	6,318,276	6,234,377	83,899
7	Long	Japanese 10 Year Bonds	June 2015	8,627,471	8,670,268	42,797
27	Long	Life Long Gilt	June 2015	4,908,744	4,895,482	(13,262)
116	Long	U.S. Treasury 10 Year Notes	June 2015	15,039,431	14,891,500	(147,931)
67	Long	U.S. Treasury 5 Year Notes	June 2015	8,054,179	8,048,898	(5,281)
17	Short	U.S. Treasury Long Bonds	June 2015	2,727,505	2,713,094	14,411
194	Long	U.S. Treasury Ultra Long Bonds	June 2015	32,393,787	31,913,000	(480,787)

						$(612,000)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America N.A.	AUD	3,300,850	USD	2,538,117	06/17/2015	$—	$(67,703)
	CAD	1,047,449	USD	823,000	06/17/2015	—	(44,615)
	EUR	270,045	HUF	83,445,930	06/17/2015	4,720	—
	EUR	383,000	PLN	1,571,824	06/17/2015	5,711	—
	EUR	1,797,000	USD	1,919,295	06/17/2015	—	(99,595)
	JPY	101,466,873	USD	847,000	06/17/2015	—	(3,164)
	PLN	3,190,148	EUR	779,000	06/17/2015	—	(9,714)
	USD	835,979	AUD	1,091,000	06/17/2015	25,299	—
	USD	430,374	CAD	515,752	06/17/2015	—	(3,170)
	USD	4,203,605	EUR	3,886,000	06/17/2015	162,230	—
	USD	1,291,245	MXN	20,071,108	06/17/2015	13,013	—

						210,973	(227,961)

Barclays Bank PLC	AUD	1,081,000	USD	817,193	06/17/2015	—	(36,191)
	EUR	1,153,000	GBP	844,559	06/17/2015	636	—
	EUR	891,978	HUF	266,461,231	06/17/2015	—	(18,255)
	EUR	383,000	PLN	1,580,641	06/17/2015	8,156	—
	EUR	4,152,636	USD	4,464,329	06/17/2015	—	(201,065)
	GBP	557,304	EUR	776,000	06/17/2015	16,616	—
	KRW	2,155,393,039	USD	1,994,829	06/11/2015	—	(4,234)
	MYR	3,076,434	USD	850,454	05/20/2015	—	(10,207)
	USD	847,000	MYR	3,146,768	05/05/2015	36,551	—
	USD	721,710	INR	45,229,565	05/18/2015	—	(12,394)
	USD	427,384	KRW	461,400,823	05/28/2015	727	—
	USD	859,827	AUD	1,069,000	06/17/2015	—	(15,916)
	USD	1,509,046	EUR	1,394,000	06/17/2015	57,083	—
	USD	837,560	GBP	557,248	06/17/2015	17,556	—

						137,325	(298,262)

BNP Paribas SA	EUR	777,000	GBP	548,937	06/17/2015	—	(30,579)
	EUR	1,927,037	USD	2,092,785	06/17/2015	—	(72,198)
	PLN	1,587,492	EUR	397,000	06/17/2015	5,672	—
	RUB	22,238,666	USD	428,000	05/13/2015	—	(2,635)
	USD	855,354	EUR	799,000	06/17/2015	42,305	—
	USD	840,000	JPY	100,099,860	06/17/2015	—	(1,290)

						47,977	(106,702)

Citibank N.A. London	AUD	1,076,000	USD	818,341	06/17/2015	—	(31,095)
	CAD	2,605,896	USD	2,069,000	06/17/2015	—	(89,497)
	EUR	3,703,600	USD	3,973,769	06/17/2015	—	(187,143)
	GBP	279,228	EUR	387,000	06/17/2015	6,300	—
	IDR	5,571,148,000	USD	424,000	05/15/2015	—	(4,414)
	KRW	927,765,720	USD	860,437	05/29/2015	—	(365)
	MYR	1,547,658	USD	418,000	05/05/2015	—	(16,552)
	MYR	1,533,375	USD	429,000	05/29/2015	294	—
	SEK	7,401,719	EUR	789,000	06/17/2015	—	(2,522)
	TRY	2,204,180	USD	832,000	06/17/2015	17,796	—
	TWD	26,228,247	USD	839,000	05/04/2015	—	(17,405)
	TWD	12,968,189	USD	417,521	05/21/2015	—	(5,887)
	USD	417,386	TWD	12,968,189	05/04/2015	6,051	—
	USD	322,977	INR	20,274,867	05/21/2015	—	(5,239)
	USD	1,899,869	AUD	2,517,000	05/28/2015	89,324	—
	USD	2,903,829	GBP	1,964,795	05/29/2015	111,605	—
	USD	859,000	INR	55,036,989	05/29/2015	1,895	—
	USD	845,102	AUD	1,116,000	06/17/2015	35,912	—
	USD	420,000	CAD	528,457	06/17/2015	17,727	—
	USD	824,000	MXN	12,924,605	06/17/2015	15,865	—
	USD	864,090	TRY	2,271,240	06/17/2015	—	(25,115)

						302,769	(385,234)

Credit Suisse International	JPY	149,868,340	USD	1,238,000	06/17/2015	—	(17,707)
	USD	429,448	CLP	262,689,581	05/29/2015	—	(980)
	USD	237,000	IDR	3,114,891,000	05/29/2015	1,664	—

						1,664	(18,687)

Deutsche Bank AG London	CAD	5,479,000	USD	4,384,726	05/12/2015	—	(155,813)
	COP	445,547,566	USD	183,052	05/29/2015	—	(3,549)
	EUR	753,000	HUF	230,579,895	06/17/2015	5,398	—
	EUR	389,000	PLN	1,622,042	06/17/2015	12,900	—
	EUR	3,302,465	USD	3,647,313	06/17/2015	—	(62,934)
	INR	27,348,750	USD	429,000	06/05/2015	1,909	—
	JPY	198,708,477	USD	1,653,000	06/17/2015	—	(11,926)
	KRW	933,796,400	USD	848,000	05/15/2015	—	(18,744)
	MYR	3,123,429	USD	839,000	05/05/2015	—	(37,998)

	SGD	3,443,762	USD	2,517,000	06/17/2015	—	(83,482)
	THB	19,070,162	USD	584,302	05/18/2015	6,003	—
	USD	1,277,000	MYR	4,688,889	05/20/2015	34,761	—
	USD	427,000	INR	27,302,380	05/28/2015	167	—
	USD	44,911,625	JPY	5,352,828,000	06/09/2015	—	(67,272)
	USD	412,000	CAD	527,580	06/17/2015	25,001	—
	USD	1,262,500	MXN	19,333,883	06/17/2015	—	(6,148)
	USD	1,633,081	NZD	2,229,000	06/17/2015	60,971	—
	ZAR	5,176,887	USD	412,000	06/17/2015	—	(20,108)

						147,110	(467,974)

HSBC Bank PLC	BRL	2,574,650	USD	854,000	05/05/2015	—	(528)
	BRL	7,523,000	USD	2,376,860	07/02/2015	—	(71,613)
	CNH	24,841,186	USD	3,927,000	06/17/2015	—	(58,705)
	EUR	394,000	AUD	568,639	06/17/2015	6,255	—
	EUR	1,583,887	NOK	13,332,150	06/17/2015	—	(11,012)
	EUR	756,000	SEK	6,949,567	06/17/2015	—	(14,707)
	EUR	774,969	USD	859,945	06/17/2015	—	(10,716)
	GBP	1,112,678	EUR	1,553,000	06/17/2015	37,317	—
	JPY	100,131,532	USD	830,000	06/17/2015	—	(8,976)
	NOK	6,735,511	EUR	776,000	06/17/2015	—	(21,617)
	SEK	7,025,639	EUR	772,010	06/17/2015	23,558	—
	TWD	31,340,450	USD	1,001,548	05/08/2015	—	(21,723)
	USD	423,000	BRL	1,307,705	05/05/2015	11,028	—
	USD	1,707,299	TWD	53,147,365	05/08/2015	27,971	—
	USD	432,000	BRL	1,312,848	06/02/2015	—	(545)
	USD	985,887	EUR	928,814	06/17/2015	57,615	—
	USD	840,000	JPY	100,332,456	06/17/2015	659	—
	USD	419,930	TRY	1,107,449	06/17/2015	—	(10,849)

						164,403	(230,991)

JPMorgan Chase Bank N.A. London	BRL	1,725,806	USD	564,000	05/05/2015	—	(8,796)
	CAD	2,086,365	USD	1,659,000	06/17/2015	—	(69,163)
	CNH	6,786,000	USD	1,067,972	06/17/2015	—	(20,825)
	COP	693,587,862	USD	280,578	05/29/2015	—	(9,906)
	EUR	1,123,165	USD	1,228,770	06/15/2015	—	(33,047)
	EUR	1,554,255	SEK	14,281,513	06/17/2015	—	(30,963)
	EUR	1,158,000	USD	1,293,887	06/17/2015	—	(7,101)
	JPY	449,997,422	USD	3,722,413	06/17/2015	—	(47,997)
	MXN	13,262,670	USD	863,000	06/17/2015	1,167	—
	MYR	1,550,363	USD	426,000	05/27/2015	—	(7,516)
	MYR	1,538,670	USD	431,000	06/05/2015	1,024	—
	NOK	6,777,522	EUR	777,000	06/17/2015	—	(26,066)
	SEK	7,134,573	EUR	779,000	06/17/2015	18,328	—
	TRY	1,144,266	USD	424,000	06/17/2015	1,319	—
	TWD	20,940,733	USD	671,823	05/08/2015	—	(11,895)
	USD	426,774	RUB	22,867,819	05/13/2015	16,045	—
	USD	944,724	SEK	7,970,160	05/13/2015	11,834	—
	USD	429,000	IDR	5,583,074,640	05/15/2015	331	—
	USD	320,340	INR	20,104,559	05/21/2015	—	(5,271)
	USD	1,280,476	TWD	39,664,666	05/21/2015	14,565	—
	USD	834,000	CAD	1,061,670	06/17/2015	45,395	—
	USD	2,390,890	EUR	2,186,000	06/17/2015	65,033	—
	USD	840,000	JPY	100,420,068	06/17/2015	1,393	—
	USD	1,290,681	MXN	19,976,767	06/17/2015	7,447	—
	USD	418,000	TRY	1,096,255	06/17/2015	—	(13,053)

						183,881	(291,599)

Morgan Stanley & Co. International PLC	BRL	2,651,862	USD	856,000	05/05/2015	—	(24,155)
	BRL	3,870,775	USD	1,300,539	06/02/2015	28,446	—
	USD	1,856,280	BRL	5,644,614	05/05/2015	17,171	—
	USD	1,152,838	INR	73,130,289	06/05/2015	—	(10,802)
	USD	743,152	JPY	88,281,337	06/09/2015	—	(3,558)
	USD	2,472,667	EUR	2,331,000	06/17/2015	146,160	—
	USD	1,224,390	TRY	3,302,171	06/17/2015	—	(4,598)
	USD	831,215	ZAR	9,967,094	06/17/2015	726	—
	ZAR	5,108,821	USD	412,000	06/17/2015	—	(14,427)

						192,503	(57,540)

Royal Bank of Canada	BRL	2,565,983	USD	855,000	06/02/2015	11,714	—
	CAD	2,095,113	USD	1,678,000	06/17/2015	—	(57,409)
	GBP	416,951	USD	611,257	05/29/2015	—	(28,651)
	JPY	199,071,975	USD	1,642,000	06/17/2015	—	(25,972)
	MYR	4,642,306	USD	1,271,800	05/20/2015	—	(26,929)
	USD	3,756,000	CAD	4,752,024	06/17/2015	180,163	—

						191,877	(138,961)

Royal Bank of Scotland PLC	CAD	1,043,720	USD	824,000	06/17/2015	—	(40,526)
	GBP	581,000	USD	847,330	06/17/2015	—	(44,235)

	KRW	337,554,821	USD	307,915	05/19/2015	—	(5,365)
	TRY	8,953,100	USD	3,332,856	06/17/2015	25,663	—
	USD	427,676	CLP	264,218,050	05/29/2015	3,286	—
	USD	2,927,836	AUD	3,861,000	06/17/2015	120,188	—
	USD	3,164,478	MXN	47,904,496	06/17/2015	—	(51,555)
	USD	1,674,000	TRY	4,538,939	06/17/2015	2,642	—
	USD	406,851	ZAR	4,870,536	06/17/2015	—	(314)
	USD	482,621	DKK	3,343,165	06/18/2015	20,927	—

						172,706	(141,995)

Standard Chartered Bank	AUD	1,131,289	EUR	790,000	06/17/2015	—	(5,537)
	COP	1,074,399,040	USD	422,327	05/11/2015	—	(28,447)
	EUR	2,360,000	USD	2,498,870	06/17/2015	—	(152,537)
	NZD	2,275,000	USD	1,695,808	06/17/2015	—	(33,205)
	USD	427,000	TWD	13,260,058	05/04/2015	5,967	—
	USD	233,117	INR	14,593,101	05/18/2015	—	(4,259)
	USD	853,825	KRW	919,741,629	05/19/2015	—	(225)
	USD	853,852	KRW	922,196,130	05/28/2015	1,807	—
	USD	837,777	EUR	776,000	06/17/2015	34,041	—
	USD	1,293,007	JPY	153,642,175	06/17/2015	—	(5,679)
	USD	823,000	SGD	1,139,550	06/17/2015	37,507	—
	USD	846,000	ZAR	10,228,217	06/17/2015	7,736	—
	ZAR	24,836,929	USD	2,003,207	06/17/2015	—	(69,900)

						87,058	(299,789)

State Street Bank London	JPY	101,812,152	USD	848,000	06/17/2015	—	(5,057)
	MXN	12,756,127	USD	828,000	06/17/2015	—	(917)
	NZD	2,211,016	USD	1,612,384	06/17/2015	—	(68,001)
	USD	1,262,851	CAD	1,558,850	06/17/2015	28,364	—
	USD	1,654,000	JPY	195,673,162	06/17/2015	—	(14,506)
	USD	1,810,760	MXN	28,157,703	06/17/2015	18,980	—
	USD	830,337	NZD	1,116,000	06/17/2015	17,829	—
	USD	824,723	ZAR	9,878,116	06/17/2015	—	(209)

						65,173	(88,690)

UBS AG London	AUD	1,089,039	USD	822,803	06/17/2015	—	(36,927)
	CAD	1,052,880	USD	823,000	06/17/2015	—	(49,114)
	EUR	392,725	PLN	1,581,432	06/17/2015	—	(2,550)
	IDR	7,872,293,600	USD	598,290	05/29/2015	—	(4,888)
	KRW	337,032,360	USD	307,469	05/19/2015	—	(5,326)
	MXN	20,100,601	USD	1,298,337	06/12/2015	—	(8,303)
	MYR	1,524,319	USD	424,767	06/12/2015	—	(997)
	SGD	707,720	USD	512,971	06/17/2015	—	(21,449)
	TWD	26,045,734	USD	841,270	05/21/2015	—	(9,116)
	USD	425,787	MYR	1,524,319	05/05/2015	2,212	—
	USD	887,275	INR	55,618,821	05/13/2015	—	(14,001)
	USD	1,747,754	INR	111,034,789	06/05/2015	—	(13,783)
	USD	845,714	AUD	1,121,000	06/17/2015	39,247	—
	USD	3,315,181	EUR	3,117,000	06/17/2015	186,700	—
	USD	830,000	JPY	100,393,065	06/17/2015	11,167	—

						239,326	(166,454)

Westpac Banking Corp.	AUD	3,278,000	USD	2,517,069	06/17/2015	—	(70,712)
	CHF	612,624	CAD	794,461	06/17/2015	390	—
	NZD	630,000	SEK	4,009,585	06/17/2015	2,747	—
	NZD	1,734,000	USD	1,298,754	06/17/2015	—	(19,096)
	SGD	1,612,641	USD	1,174,375	06/17/2015	—	(43,375)
	USD	836,472	AUD	1,065,000	06/17/2015	4,280	—
	USD	824,000	JPY	99,864,680	06/17/2015	12,740	—
	USD	1,717,356	NZD	2,266,000	06/17/2015	4,817	—

						24,974	(133,183)

Net Unrealized Appreciation/(Depreciation)						$2,169,719	$(3,054,022)

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

CNH — Yuan Renminbi Offshore

COP — Colombian Peso

DKK — Danish Krone

EUR — Euro Currency

GBP — Pound Sterling

HUF — Hungarian Forint

IDR — Indonesian Rupiah

INR — Indian Rupee

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

RUB — New Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

THB — Thailand Baht

TRY — Turkish Lira

TWD — New Taiwan Dollar

USD — United States Dollar

ZAR — South African Rand

Over the Counter Interest Rate Swap Contracts@

				Rates Exchanged
Swap Counterparty		Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation
Banque Nationale de Paris	BRL	27,060	1/2/2017	1 month LIBOR	12.110%	$—	$136,295
Citibank, N.A.	KRW	1,795,920	10/14/2017	2.240%	3 month KWCDC	—	16,373
Morgan Stanley & Co. International PLC	KRW	1,647,210	10/14/2017	2.245%	3 month KWCDC	—	15,204
	KRW	1,647,210	10/14/2017	2.250%	3 month KWCDC	—	15,391

							$183,263

				Rates Exchanged
Swap Counterparty		Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
Citibank, N.A.	MYR	4,810	11/21/2018	3 month LIBOR	3.960%	$—	$(12,501)
	KRW	483,870	12/23/2023	3 month KSDA	3.465%	—	(45,256)
	KRW	360,320	1/7/2024	3 month KSDA	3.472%	—	(33,977)
Credit Suisse International	BRL	1,440	1/4/2021	11.040%	less than 1 month BZDIOVRA	—	(21,511)
Deutsche Bank AG	MYR	2,320	3/12/2019	3 month KLIBOR	4.027%	—	(7,573)
	KRW	2,627,290	11/22/2023	3 month LIBOR	3.473%	—	(245,232)
JPMorgan Chase Bank, N.A.	MYR	3,160	12/11/2018	3 month KLIBOR	3.972%	—	(8,540)

							(374,590)

Total						$—	$(191,327)

Centrally Cleared Interest Rate Swap Contracts@

			Rates Exchanged
	Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation
SEK	100,560	6/17/2020	3 month STIBOR	0.500%	$(49,045)	$26,407
EUR	1,500	6/17/2022	6 month EURIBOR	1.000%	(68,312)	6,020
JPY	1,279,525	12/19/2023	1.250%	6 month JYOR	255,383	39,466
USD	6,710	12/19/2023	4.500%	3 month LIBOR	493,813	81,678
CHF	3,000	12/18/2024	6 month LIBOR	1.500%	(169,432)	35,378
EUR	21,260	12/18/2024	6 month EURIBOR	1.500%	(609,665)	5,260
NOK	30,685	12/18/2024	6 month LIBOR	3.500%	(193,033)	19,388
EUR	2,740	2/20/2025	1.100%	6 month EURIBOR	11,422	3,104
EUR	10,830	2/27/2025	1.150%	6 month EURIBOR	59,440	26,467
JPY	1,097,810	6/17/2025	0.750%	6 month JYOR	83,816	85,303
NZD	290	6/17/2025	3.750%	3 month NDBB	(2,564)	444
JPY	463,060	2/20/2030	1.700%	6 month JYOR	10,020	18,546
EUR	2,870	2/27/2035	1.400%	6 month EURIBOR	49,671	42,967
JPY	828,910	2/3/2045	1.750%	6 month JYOR	(141,305)	46,423
USD	2,400	2/3/2045	3 month LIBOR	2.500%	33,029	66,236
EUR	760	6/17/2045	2.000%	6 month EURIBOR	182,577	41,978
GBP	3,400	6/17/2045	6 month LIBOR	2.000%	100,356	135,522
JPY	453,260	6/17/2045	1.500%	6 month JYOR	53,754	80,092
USD	3,120	6/17/2045	3.250%	3 month LIBOR	411,889	71,265

						$831,944

			Rates Exchanged
	Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
CAD	48,135	4/21/2017	1.000%	3 month CDOR	$(22,485)	$(23,815)
NOK	121,410	5/11/2017	1.000%	6 month NIBOR	(32,166)	(82,032)
GBP	1,260	6/17/2017	1.750%	6 month LIBOR	29,420	(2,744)
USD	13,220	6/17/2017	3 month LIBOR	1.250%	(76,851)	(14,626)
USD	1,530	6/17/2018	3 month LIBOR	1.750%	(23,244)	(1,160)
USD	12,650	5/5/2020	2.175%	3 month LIBOR	4,184	(0)
EUR	13,460	6/17/2020	0.750%	6 month EURIBOR	360,804	(30,045)
GBP	1,640	6/17/2020	6 month LIBOR	1.250%	54,083	(17,167)
JPY	821,580	6/17/2020	0.250%	6 month JYOR	(3,081)	(3,492)
NZD	4,900	6/17/2020	3.500%	3 month NDBB	(15,684)	(7,487)
USD	21,260	6/17/2020	3 month LIBOR	2.250%	(427,621)	(201,403)
JPY	869,030	6/17/2022	0.500%	6 month JYOR	57,601	(2,154)
USD	14,010	6/17/2022	3 month LIBOR	2.500%	(390,112)	(154,095)
CAD	11,680	12/18/2024	2.500%	3 month CDOR	(49,237)	(10,949)
GBP	2,180	12/18/2024	2.250%	6 month LIBOR	13,361	(17,267)
JPY	357,670	2/20/2025	6 month JYOR	0.900%	(5,549)	(5,053)
AUD	670	6/17/2025	6 month BBSW	3.000%	3,646	(5,188)
CAD	1,300	6/17/2025	2.750%	3 month CDOR	90,471	(22,144)
EUR	8,020	6/17/2025	6 month EURIBOR	1.500%	(730,367)	(7,110)
GBP	4,070	6/17/2025	1.500%	6 month LIBOR	(175,902)	(63,907)
USD	1,920	6/17/2025	2.750%	3 month LIBOR	126,358	(22,121)
USD	4,120	5/5/2027	3 month LIBOR	2.606%	(3,066)	(0)
EUR	3,590	2/20/2030	6 month EURIBOR	1.500%	(17,579)	(18,920)
EUR	10,080	2/27/2030	6 month EURIBOR	1.350%	(128,439)	(85,622)
USD	9,150	6/17/2030	3 month LIBOR	2.250%	301,379	(156,578)
USD	2,020	6/17/2035	3 month LIBOR	2.250%	110,106	(37,351)
EUR	3,100	2/3/2045	6 month EURIBOR	1.500%	(34,683)	(127,744)

						$(1,120,174)

Total					$(472,839)	$(288,230)

@	Illiquid security. At April 30, 2015, the aggregate value of these securities was ($479,557) representing (0.1%) of net assets.

BBSW—Bank Bill Swap Reference Rate

BZDIOVRA—Brazil Interbank Deposit Rate

CDOR—Canadian Dollar Offered Rate

EURIBOR—Euro Interbank Offered Rate

JYOR—Japanese Yen Offered Rate

KLIBOR—Kuala Lumpur Interbank Offered Rate

KSDA—Korea Securities Dealers Association Benchmark Yields

KWCDC—South Korean Won 3 Month Certificate of Deposit Rates

LIBOR—London Interbank Offered Rate

NDBB—New Zealand Dollar Bank Bill

NIBOR—Norwegian Interbank Offered Rate

STIBOR—Stockholm Interbank Offered Rate

Over the Counter Credit Default Swaps on Credit Indicies — Sell Protection@ (1)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Counterparty	Implied Credit Spread at April 30, 2015 (2)	Notional Amount (3)	Value at April 30, 2015 (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade Index	1.000%	6/20/2016	Bank of America, N.A.	0.1408%	$2,100,000	$20,782	$683	$20,099
CDX North American Investment Grade Index	1.000%	6/20/2016	Morgan Stanley & Co. International PLC	0.1408%	1,100,000	10,886	342	10,544

Total						$31,668	$1,025	$30,643

Centrally Cleared Credit Default Swaps on Credit Indicies — Sell Protection@ (1)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Implied Credit Spread at April 30, 2015 (2)	Notional Amount (3)	Value at April 30, 2015 (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade Index	1.000%	12/20/2019	0.6355%	$8,650,000	$140,685	$125,903	$14,782

@     Illiquid security. At April 30, 2015, the aggregate value of these securities was $45,425 representing 0.0% of net assets.

(1)    If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)    Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)    The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)    The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Industry Allocation*
Sovereign	43.2%
United States Treasury Notes	21.7
Diversified Financial Services	8.0
Federal National Mtg. Assoc.	3.4
Federal Home Loan Mtg. Corp.	3.1
Banks-Commercial	2.6
Registered Investment Companies	2.5
Sovereign Agency	2.1
Telephone-Integrated	1.0
Real Estate Investment Trusts	0.9
Banks-Special Purpose	0.8
Diversified Banking Institutions	0.8
Electric-Integrated	0.7
Multimedia	0.6
Oil Companies-Integrated	0.6
Asset Backed Securities	0.5
Computers	0.5
Finance-Consumer Loans	0.4
United States Treasury Bonds	0.4
SupraNational Banks	0.4
Retail-Drug Store	0.4
Insurance-Mutual	0.3
Medical-Drugs	0.3
Electric-Generation	0.3
Tobacco	0.3
Finance-Auto Loans	0.3
Auto-Cars/Light Trucks	0.3
Medical-Generic Drugs	0.3
Federal Farm Credit Bank	0.3
Collateralized Mortgage Obligation - Mezzanine	0.3
Winding-Up Agency	0.2
Applications Software	0.2
Machinery-Construction & Mining	0.2
Machinery-Farming	0.2
Cellular Telecom	0.2
Medical-Hospitals	0.1
Finance-Credit Card	0.1
Satellite Telecom	0.1
Chemicals-Specialty	0.1
Engineering/R&D Services	0.1
Finance-Commercial	0.1
Beverages-Wine/Spirits	0.1
Pipelines	0.1
Banks-Money Center	0.1
Insurance-Life/Health	0.1
Food-Wholesale/Distribution	0.1

99.4%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$41,852,596	$—	$41,852,596
Corporate Bonds & Notes	—	70,188,955	—	70,188,955
Foreign Government Obligations	—	212,856,510	—	212,856,510
U.S. Government Agencies	—	33,445,004	—	33,445,004
U.S. Government Treasuries	—	106,464,742	—	106,464,742
Preferred Securities/Capital Securities	—	2,917,354	—	2,917,354
Short-Term Investment Securities	12,130,533	—	—	12,130,533

Total Investments at Value	$12,130,533	$467,725,161	$—	$479,855,694

Other Financial Instruments: +
Open Futures Contracts	157,887	—	—	157,887
Open Forward Foreign Currency Contracts	—	2,169,719	—	2,169,719
Over the Counter Interest Rate Swap Contracts	—	183,263	—	183,263
Centrally Cleared Interest Rate Swap Contracts	—	831,944	—	831,944
Over the Counter Credit Default Swaps on Credit Indices - Sell Protection	—	30,643	—	30,643
Centrally Cleared Credit Default Swaps on Credit Indicies - Sell Protection	—	14,782	—	14,782

Total Other Financial Instruments	$157,887	$3,230,351	$—	$3,388,238

LIABILITIES:
Other Financial Instruments:+
Open Futures Contracts	769,887	—	—	769,887
Open Forward Foreign Currency Contracts	—	3,054,022	—	3,054,022
Over the Counter Interest Rate Swap Contracts	—	374,590	—	374,590
Centrally Cleared Interest Rate Swap Contracts	—	1,120,174	—	1,120,174

Total Other Financial Instruments	$769,887	$4,548,786	$—	$5,318,673

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2015 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

U.S. CORPORATE BONDS & NOTES — 78.4%
Advertising Services — 0.4%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	$2,327,000	$2,030,308

Aerospace/Defense-Equipment — 1.0%
Alliant Techsystems, Inc. Company Guar. Notes 5.25% due 10/01/2021*	2,504,000	2,591,640
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	2,389,000	2,472,615

		5,064,255

Airlines — 1.2%
Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019	2,600,000	2,678,000
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016(1)	147,118	149,325
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/2017	158,540	170,827
United Airlines Pass Through Trust Pass Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	1,900,000	1,957,000
United Airlines Pass Through Trust Pass Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	1,300,742	1,362,528

		6,317,680

Alternative Waste Technology — 0.5%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	2,451,000	2,591,933

Apparel Manufacturers — 0.2%
Quiksilver, Inc./QS Wholesale, Inc. Company Guar. Notes 10.00% due 08/01/2020	1,868,000	1,260,900

Auto-Heavy Duty Trucks — 0.5%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	2,170,000	2,354,450

Auto/Truck Parts & Equipment-Original — 0.9%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	2,415,000	2,511,600
ZF North America Capital, Inc. Company Guar. Notes 4.50% due 04/29/2022*	2,085,000	2,081,091

		4,592,691

Banks-Commercial — 0.2%
CIT Group, Inc. Senior Notes 3.88% due 02/19/2019	980,000	971,425

Batteries/Battery Systems — 0.1%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	363,000	367,538

Building & Construction-Misc. — 0.4%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	2,412,000	2,315,520

Building Products-Cement — 0.7%
Cemex Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*	3,825,000	3,922,920

Building-Residential/Commercial — 0.4%
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	1,975,000	2,113,250

Cable/Satellite TV — 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	2,110,000	2,192,554
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	1,599,000	1,515,052
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	1,071,000	1,054,935

		4,762,541

Casino Hotels — 2.4%
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020	1,938,000	1,938,000
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021	3,959,000	3,543,305
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	2,196,000	2,064,240
Golden Nugget Escrow, Inc. Senior Notes 8.50% due 12/01/2021*	2,351,000	2,480,305
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	2,750,000	2,777,500

		12,803,350

Casino Services — 0.8%
Scientific Games International, Inc. Senior Sec. Notes 7.00% due 01/01/2022*	1,467,000	1,529,348
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022*	2,836,000	2,630,390

		4,159,738

Cellular Telecom — 2.2%
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	3,633,000	3,492,221
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	2,667,000	2,677,001
Sprint Nextel Corp. Senior Notes 6.00% due 11/15/2022	1,750,000	1,653,750
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	1,000,000	1,026,990
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	2,600,000	2,713,750

		11,563,712

Chemicals-Diversified — 0.9%
Celanese US Holdings LLC Company Guar. Notes 4.63% due 11/15/2022	2,400,000	2,454,000
Eco Services Operations LLC/Eco Finance Corp. Senior Notes 8.50% due 11/01/2022*	2,403,000	2,451,060

		4,905,060

Chemicals-Plastics — 0.4%
PolyOne Corp. Senior Notes 5.25% due 03/15/2023	1,873,000	1,952,603

Chemicals-Specialty — 1.1%
Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	2,525,000	2,610,219
Evolution Escrow Issuer LLC Company Guar. Notes 7.50% due 03/15/2022*	1,270,000	1,285,875
W.R. Grace & Co. Company Guar. Notes 5.13% due 10/01/2021*	1,581,000	1,648,192

		5,544,286

Coal — 0.8%
Murray Energy Corp. Senior Sec. Notes 11.25% due 04/15/2021*	2,080,000	2,116,400
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	2,095,000	2,152,613

		4,269,013

Commercial Services-Finance — 0.9%
Global Cash Access, Inc. Senior Notes 10.00% due 01/15/2022*	478,000	437,164
Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*	1,330,000	1,349,950
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	3,179,000	3,099,525
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	1,000	1,059

		4,887,698

Computer Services — 0.3%
Compiler Finance Sub, Inc. Senior Notes 7.00% due 05/01/2021*	1,834,000	1,375,500

Computers — 0.7%
Dell, Inc. Notes 4.63% due 04/01/2021	2,622,000	2,648,220
Dell, Inc. Debentures 7.10% due 04/15/2028	1,146,000	1,266,330

		3,914,550

Consulting Services — 0.6%
FTI Consulting, Inc. Company Guar. Notes 6.00% due 11/15/2022	1,400,000	1,491,000
FTI Consulting, Inc. Company Guar. Notes 6.75% due 10/01/2020	1,530,000	1,610,019

		3,101,019

Containers-Metal/Glass — 1.0%
Ball Corp. Company Guar. Notes 5.00% due 03/15/2022	831,000	866,317
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	3,891,000	4,474,650

		5,340,967

Containers-Paper/Plastic — 1.2%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	3,343,000	2,908,410
Graphic Packaging International, Inc. Company Guar. Notes 4.88% due 11/15/2022	1,220,000	1,262,700
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	1,788,000	1,868,460

		6,039,570

Cosmetics & Toiletries — 0.4%
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	2,000,000	1,880,000

Decision Support Software — 0.3%
MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*	1,356,000	1,410,240

Dialysis Centers — 0.2%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.00% due 05/01/2025	1,130,000	1,127,881

Distribution/Wholesale — 0.9%
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	2,910,000	3,048,225
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023	1,928,000	1,899,080

		4,947,305

E-Commerce/Services — 0.5%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021	2,703,000	2,824,635

Electric-Generation — 0.5%
AES Corp. Senior Notes 5.50% due 03/15/2024	2,391,000	2,391,000
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs. 9.24% due 07/02/2017	455,426	482,752

		2,873,752

Electric-Integrated — 0.1%
Mirant Mid Atlantic LLC Pass Through Trust Pass Through Certs. 9.13% due 06/30/2017	259,337	275,546

Electronic Components-Semiconductors — 0.7%
Amkor Technology, Inc. Senior Notes 6.63% due 06/01/2021	2,226,000	2,298,345
Micron Technology, Inc. Senior Notes 5.63% due 01/15/2026*	1,600,000	1,580,000

		3,878,345

Energy-Alternate Sources — 0.3%
TerraForm Power Operating LLC Company Guar. Notes 5.88% due 02/01/2023*	1,655,000	1,725,338

Enterprise Software/Service — 0.4%
Epicor Software Corp. Company Guar. Notes 8.63% due 05/01/2019	1,826,000	1,908,170

Finance-Auto Loans — 1.2%
Ally Financial, Inc. Company Guar. Notes 3.50% due 01/27/2019	972,000	964,710
Ally Financial, Inc. Senior Notes 4.13% due 03/30/2020	2,516,000	2,528,580
Ally Financial, Inc. Senior Notes 5.13% due 09/30/2024	1,180,000	1,224,250
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023*	1,500,000	1,492,500

		6,210,040

Finance-Commercial — 0.5%
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 6.88% due 04/15/2022*	1,980,000	1,890,900
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	677,000	668,538

		2,559,438

Finance-Consumer Loans — 1.2%
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021	3,683,000	3,609,340
OneMain Financial Holdings, Inc. Company Guar. Notes 6.75% due 12/15/2019*	2,455,000	2,583,887

		6,193,227

Finance-Leasing Companies — 0.5%
Air Lease Corp. Senior Notes 4.75% due 03/01/2020	2,500,000	2,681,250

Firearms & Ammunition — 0.3%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	1,900,000	1,596,000

Food-Dairy Products — 0.6%
Dean Foods Co. Senior Notes 6.50% due 03/15/2023*	3,000,000	3,090,000

Food-Meat Products — 0.4%
JBS USA LLC/JBS USA Finance, Inc. Senior Notes 5.88% due 07/15/2024*	2,017,000	2,057,340

Food-Misc./Diversified — 0.4%
Darling Ingredients, Inc. Company Guar. Notes 5.38% due 01/15/2022	2,079,000	2,115,383

Food-Retail — 0.6%
Albertson’s Holdings LLC/Saturn Acquisition Merger Sub, Inc. Senior Sec. Notes 7.75% due 10/15/2022*	1,233,000	1,343,970
SUPERVALU, Inc. Senior Notes 7.75% due 11/15/2022	1,433,000	1,540,475

		2,884,445

Food-Wholesale/Distribution — 0.3%
C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	1,504,000	1,492,720

Gambling (Non-Hotel) — 0.0%
Waterford Gaming LLC/Waterford Gaming Financial Corp. Senior Notes 8.63% due 09/15/2014†*(1)(2)(3)	569,536	5,581

Hotels/Motels — 0.3%
Interval Acquisition Corp. Company Guar. Notes 5.63% due 04/15/2023*	1,790,000	1,812,375

Independent Power Producers — 1.9%
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	1,234,000	1,304,955
Calpine Corp. Senior Sec. Notes 7.88% due 01/15/2023*	814,000	895,400
Dynegy, Inc. Company Guar. Notes 7.38% due 11/01/2022*	2,275,000	2,422,875
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	2,164,000	2,245,150
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022	1,289,000	1,337,338
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018	1,635,000	1,810,762

		10,016,480

Insurance Brokers — 0.3%
USI, Inc. Senior Notes 7.75% due 01/15/2021*	1,539,000	1,577,475

Insurance-Life/Health — 0.3%
American Equity Investment Life Holding Co. Senior Notes 6.63% due 07/15/2021	1,600,000	1,712,000

Insurance-Multi-line — 0.2%
Genworth Financial, Inc. Senior Notes 7.63% due 09/24/2021	1,214,000	1,286,840

Internet Connectivity Services — 1.4%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	3,329,000	3,337,322
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.00% due 04/01/2023*	4,163,000	4,183,815

		7,521,137

Investment Management/Advisor Services — 0.9%
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance Senior Notes 5.00% due 08/01/2021*	2,646,000	2,652,615
National Financial Partners Corp. Senior Notes 9.00% due 07/15/2021*	1,933,000	1,981,325

		4,633,940

Machinery-Construction & Mining — 0.4%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2022	1,675,000	1,746,187
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025*	533,000	552,988

		2,299,175

Medical Products — 0.7%
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	4,228,000	3,710,070

Medical-Drugs — 0.4%
Endo Finance LLC Company Guar. Notes 5.75% due 01/15/2022*	2,296,000	2,324,700

Medical-Hospitals — 4.4%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	4,017,000	4,137,510
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	1,100,000	1,133,000
HCA, Inc. Senior Notes 4.75% due 05/01/2023	1,370,000	1,438,500
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	572,000	600,600
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	1,372,000	1,534,925
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	1,701,000	1,839,206

HCA, Inc. Company Guar. Notes 7.19% due 11/15/2015	675,000	693,563
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	3,639,000	3,548,025
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	3,575,000	3,709,062
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	3,099,000	3,145,485
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031	1,442,000	1,348,270

		23,128,146

Music — 1.0%
Gibson Brands, Inc. Senior Sec. Notes 8.88% due 08/01/2018*	1,620,000	1,656,450
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	1,183,000	1,215,532
WMG Acquisition Corp. Company Guar. Notes 6.75% due 04/15/2022*	2,597,000	2,467,150

		5,339,132

Oil & Gas Drilling — 0.2%
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	1,000,000	955,000

Oil Companies-Exploration & Production — 7.6%
American Energy-Permian Basin LLC/AEPB Finance Corp. Senior Notes 7.38% due 11/01/2021*	1,669,000	1,230,887
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021	2,340,000	1,813,500
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	1,600,000	1,624,000
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	790,000	632,000
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/2021	1,105,000	895,050
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022	2,650,000	2,510,875
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	2,900,000	3,045,000
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	2,160,000	2,073,600
Halcon Resources Corp. Sec. Notes 8.63% due 02/01/2020*	1,552,000	1,615,050
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020	1,805,000	1,480,100
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	3,259,000	3,161,230
Legacy Reserves LP/Legacy Reserves Finance Corp. Company Guar. Notes 6.63% due 12/01/2021	1,807,000	1,517,880
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	1,940,000	1,896,350
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	2,567,000	2,669,680
Northern Oil and Gas, Inc. Senior Notes 8.00% due 06/01/2020	2,774,000	2,659,572
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	3,810,000	3,562,350
Rex Energy Corp. Company Guar. Notes 6.25% due 08/01/2022*	1,645,000	1,250,200
Rex Energy Corp. Company Guar. Notes 8.88% due 12/01/2020	312,000	268,320
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	2,460,000	2,463,075
Rosetta Resources, Inc. Company Guar. Notes 5.88% due 06/01/2024	1,055,000	1,047,088
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023	2,206,000	2,161,880

		39,577,687

Oil Refining & Marketing — 1.0%
Calumet Specialty Products Partner LP/ Calumet Finance Corp. Company Guar. Notes 6.50% due 04/15/2021	2,240,000	2,228,800

Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023	2,636,000	2,823,156

		5,051,956

Oil-Field Services — 0.5%
Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022	1,102,000	1,079,960
Exterran Partners LP/EXLP Finance Corp. Company Guar. Notes 6.00% due 04/01/2021	1,350,000	1,323,000

		2,402,960

Paper & Related Products — 0.8%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	1,800,000	1,773,000
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	2,126,000	2,173,835

		3,946,835

Pipelines — 3.3%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	1,500,000	1,521,855
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	1,830,000	1,967,250
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,425,000	1,603,125
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	1,674,000	1,615,410
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.75% due 02/15/2021	1,300,000	1,290,250
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 7.25% due 10/01/2020*	975,000	1,057,875
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	1,894,000	1,894,000
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023	1,125,000	1,136,250
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025*	1,490,000	1,498,269
Sabine Pass Liquefaction LLC Senior Sec. Notes 6.25% due 03/15/2022	999,000	1,048,950
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	1,860,000	1,934,400
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	614,000	643,165

		17,210,799

Poultry — 0.3%
Pilgrim’s Pride Corp. Company Guar. Notes 5.75% due 03/15/2025*	1,328,000	1,361,200

Printing-Commercial — 1.3%
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	2,809,000	2,921,360
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022	4,150,000	3,996,865

		6,918,225

Publishing-Newspapers — 1.1%
Lee Enterprises, Inc. Senior Sec. Notes 9.50% due 03/15/2022*	2,254,000	2,310,350
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	3,760,000	3,647,200

		5,957,550

Publishing-Periodicals — 1.5%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	4,003,000	4,108,078
Time, Inc. Company Guar. Notes 5.75% due 04/15/2022*	3,650,000	3,565,594

		7,673,672

Radio — 0.5%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 04/15/2025*	2,580,000	2,592,900

Real Estate Investment Trusts — 2.6%
Communications Sales & Leasing, Inc. Company Guar. Notes 8.25% due 10/15/2023*	2,089,000	2,143,836
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.88% due 06/01/2021	2,834,000	2,919,020
Geo Group, Inc. Company Guar. Notes 5.13% due 04/01/2023	2,598,000	2,675,940

iStar Financial, Inc. Senior Notes 5.00% due 07/01/2019	2,424,000	2,414,910
RHP Hotel Properties LP/RHP Finance Corp. Senior Notes 5.00% due 04/15/2023*	1,343,000	1,359,788
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 5.50% due 02/01/2021	1,915,000	2,034,687

		13,548,181

Real Estate Management/Services — 0.5%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	2,430,000	2,460,618

Real Estate Operations & Development — 0.5%
Greystar Real Estate Partners LLC Senior Sec. Notes 8.25% due 12/01/2022*	2,276,000	2,406,870

Rental Auto/Equipment — 0.4%
United Rentals North America, Inc. Senior Sec. Notes 4.63% due 07/15/2023	1,703,000	1,726,433
United Rentals North America, Inc. Company Guar. Notes 6.13% due 06/15/2023	538,000	563,959

		2,290,392

Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021	615,000	704,175

Retail-Appliances — 0.6%
Conn’s, Inc. Senior Notes 7.25% due 07/15/2022*	3,777,000	3,389,858

Retail-Computer Equipment — 0.4%
GameStop Corp. Company Guar. Notes 5.50% due 10/01/2019*	2,282,000	2,353,313

Retail-Music Store — 0.3%
Guitar Center, Inc. Senior Sec. Notes 6.50% due 04/15/2019*	1,567,000	1,378,960

Retail-Regional Department Stores — 0.8%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	4,830,000	4,033,050

Retail-Restaurants — 1.1%
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	2,167,000	2,318,690
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	3,185,000	3,288,512

		5,607,202

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(1)(2)(3)(4)	750,000	0

Semiconductor Equipment — 0.5%
Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*	2,433,000	2,542,485

Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc. Company Guar. Notes 5.00% due 12/15/2021*	1,479,000	1,528,916

Specified Purpose Acquisitions — 0.9%
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	4,550,000	4,595,500

Steel-Producers — 0.8%
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	2,681,000	2,305,660
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021*	1,989,000	2,033,752

		4,339,412

Storage/Warehousing — 0.4%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	2,082,000	2,186,100

Telecom Services — 0.6%
Consolidated Communications, Inc. Company Guar. Notes 6.50% due 10/01/2022*	1,634,000	1,666,680
Consolidated Communications, Inc. Company Guar. Notes 10.88% due 06/01/2020	1,375,000	1,550,313

		3,216,993

Telephone-Integrated — 2.6%
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2025*	2,550,000	2,546,812
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	2,231,000	2,314,663
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	1,025,000	1,089,063
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018	1,105,000	1,244,506
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	1,824,000	2,072,520
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	4,450,000	4,561,250

		13,828,814

Theaters — 0.4%
National CineMedia LLC Senior Sec. Notes 6.00% due 04/15/2022	1,912,000	1,978,920

Transport-Equipment & Leasing — 0.5%
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*	3,245,000	2,790,700

Transport-Services — 0.3%
Era Group, Inc. Company Guar. Notes 7.75% due 12/15/2022	1,565,000	1,533,700

Travel Services — 0.5%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	2,412,000	2,460,240

Web Hosting/Design — 0.7%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	2,250,000	2,323,125
Equinix, Inc. Senior Notes 5.38% due 01/01/2022	1,141,000	1,183,788

		3,506,913

Wire & Cable Products — 0.9%
Anixter, Inc. Company Guar. Notes 5.13% due 10/01/2021	1,782,000	1,853,280
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022	2,900,000	2,653,500

		4,506,780

X-Ray Equipment — 0.4%
Hologic, Inc. Company Guar. Notes 6.25% due 08/01/2020	2,167,000	2,245,554

Total U.S. Corporate Bonds & Notes (cost $412,621,818)		410,703,013

FOREIGN CORPORATE BONDS & NOTES — 13.2%
Agricultural Chemicals — 0.7%
Consolidated Energy Finance SA Company Guar. Notes 6.75% due 10/15/2019*	3,390,000	3,457,800

Airlines — 0.6%
Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	3,033,000	3,245,310

Cable/Satellite TV — 0.7%
Numericable Group SA Senior Sec. Notes 6.00% due 05/15/2022*	2,104,000	2,155,285
Unitymedia Hessen GmbH & Co. KG Senior Notes 5.00% due 01/15/2025*	1,400,000	1,408,750

		3,564,035

Chemicals-Diversified — 0.5%
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*	2,300,000	2,423,625

Cruise Lines — 0.9%
NCL Corp, Ltd. Senior Notes 5.25% due 11/15/2019*	2,291,000	2,359,730
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	1,200,000	1,277,250
Royal Caribbean Cruises, Ltd. Senior Notes 7.50% due 10/15/2027	1,007,000	1,190,777

		4,827,757

Diversified Minerals — 0.4%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	1,911,000	1,447,582
FMG Resources August 2006 Pty, Ltd. Senior Sec. Notes 9.75% due 03/01/2022*	886,000	913,134

		2,360,716

Finance-Leasing Companies — 1.5%
Aircastle, Ltd. Senior Notes 4.63% due 12/15/2018	441,000	460,845
Aircastle Ltd. Senior Notes 5.50% due 02/15/2022	1,539,000	1,642,882
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	2,065,000	2,279,244
Fly Leasing, Ltd. Senior Notes 6.75% due 12/15/2020	3,440,000	3,526,000

		7,908,971

Medical-Drugs — 1.6%
Grifols Worldwide Operations, Ltd. Senior Notes 5.25% due 04/01/2022*	3,483,000	3,561,367
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	913,000	935,825
Valeant Pharmaceuticals International, Inc. Senior Notes 5.88% due 05/15/2023*	3,534,000	3,626,767

		8,123,959

Metal-Copper — 0.2%
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 05/15/2022*	1,079,000	1,006,168

Mining Services — 0.2%
Consolidated Minerals, Ltd. Senior Sec. Notes 8.00% due 05/15/2020*	1,801,000	1,148,138

Oil & Gas Drilling — 0.6%
CHC Helicopter SA Senior Sec. Notes 9.25% due 10/15/2020	1,820,700	1,589,107
Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*	1,982,000	1,679,745

		3,268,852

Oil Companies-Exploration & Production — 1.2%
Baytex Energy Corp. Company Guar. Notes 5.13% due 06/01/2021*	1,878,000	1,831,050
Baytex Energy Corp. Company Guar. Notes 5.63% due 06/01/2024*	1,260,000	1,219,050
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	1,239,000	1,208,025
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	2,000,000	1,975,000

		6,233,125

Printing-Commercial — 0.5%
Cimpress NV Senior Notes 7.00% due 04/01/2022*	2,550,000	2,613,750

Real Estate Operations & Development — 0.4%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	2,250,000	2,205,000

Satellite Telecom — 0.7%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	4,050,000	3,812,062

Security Services — 0.5%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	2,690,000	2,676,550

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II SCA FRS Sub. Notes 6.03% due 01/15/2015†*(1)(2)(3)(5)	1,210,000	0

Steel-Producers — 0.4%
ArcelorMittal Senior Notes 7.00% due 02/25/2022	1,000,000	1,086,250
ArcelorMittal Senior Notes 7.50% due 03/01/2041	905,000	925,363

		2,011,613

Telecom Services — 1.6%
Altice Financing SA Senior Sec. Notes 6.50% due 01/15/2022*	2,653,000	2,706,060
Altice Financing SA Senior Sec. Notes 6.63% due 02/15/2023*	1,214,000	1,250,420
Altice SA Senior Sec. Notes 7.75% due 05/15/2022*	2,748,000	2,775,507
Virgin Media Secured Finance PLC Senior Sec. Notes 5.25% due 01/15/2021	287,000	306,373
Virgin Media Secured Finance PLC Senior Sec. Notes 5.50% due 01/15/2025*	1,087,000	1,108,740

		8,147,100

Total Foreign Corporate Bonds & Notes (cost $71,257,597)		69,034,531

LOANS(10)(11) — 2.2%
Aerospace/Defense — 0.3%
SI Organization, Inc. FRS 1st Lien 5.75% due 11/23/2019	1,451,563	1,458,820
SI Organization, Inc. FRS Delayed Draw 5.75% due 11/23/2019	96,728	97,212

		1,556,032

Beverages-Non-alcoholic — 0.0%
Le-Natures, Inc. Escrow Loans 7.00% due 03/01/2011†(1)(2)	1,200,000	0

Building-Residential/Commercial — 0.0%
TOUSA, Inc. Escrow Loans 12.25% due 08/15/2013†(1)(2)	2,037,810	0

Computer Services — 0.3%
Sungard Availability Services Capital, Inc. FRS BTL-B 6.00% due 03/31/2019	2,051,351	1,892,372

Electric-Distribution — 0.3%
Cedar Bay Generating Co. LP FRS BTL 6.25% due 04/23/2020	1,489,074	1,494,658

Medical-Hospitals — 0.4%
Ardent Medical Services, Inc. FRS BTL-B 6.75% due 07/02/2018	2,194,398	2,197,141

Oil Companies-Exploration & Production — 0.1%
American Energy-Marcellus LLC FRS 2nd Lien 8.50% due 08/04/2021	597,386	429,745

Publishing-Books — 0.5%
Cengage Learning Acquisitions, Inc. FRS 1st Lien 7.00% due 03/31/2020	2,493,703	2,507,211

Semiconductor Components-Integrated Circuits — 0.3%
SunEdison Semiconductor, Ltd. FRS 1st Lien 6.50% due 05/27/2019	1,659,930	1,655,781

Total Loans (cost $12,892,821)		11,732,940

COMMON STOCKS — 0.2%
Power Converter/Supply Equipment — 0.1%
TPT Acquisition, Inc†(1)(2)	21,500	322,500

Television — 0.1%
ION Media Networks, Inc.†(1)(2)(6)	822	521,575

Total Common Stocks (cost $322,508)		844,075

PREFERRED SECURITIES/CAPITAL SECURITIES — 2.0%
Diversified Banking Institutions — 0.8%
Citigroup, Inc. FRS 5.95% due 05/15/2025(7)	2,000,000	1,989,374
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(7)	2,263,000	2,360,309

		4,349,683

Financial Guarantee Insurance — 0.6%
Assured Guaranty Municipal Holdings, Inc. FRS 6.40% due 12/15/2066*	3,314,000	2,783,760

Food-Dairy Products — 0.6%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	2,850,000	3,085,125

Total Preferred Securities/Capital Securities (cost $9,481,140)		10,218,568

Total Long-Term Investment Securities (cost $506,575,884)		502,533,127

REPURCHASE AGREEMENTS — 3.6%
State Street Bank & Trust Co. Joint Repurchase Agreement(8) (cost $18,936,000)	$18,936,000	18,936,000

TOTAL INVESTMENTS (cost $525,511,884)(9)	99.6%	521,469,127
Other assets less liabilities	0.4	2,183,004

NET ASSETS	100.0%	$523,652,131

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2015, the aggregate value of these securities was $215,988,944 representing 41.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At April 30, 2015, the aggregate value of these securities was $849,656 representing 0.2% of net assets.
(3)	Security in default of interest and principal at maturity.
(4)	Company has filed for Chapter 7 bankruptcy.
(5)	Company has filed for bankruptcy protection in country of issuance.
(6)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2015, the High-Yield Bond Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc	03/05/2014	822	$8	$521,575	$634.52	0.10%

(7)	Perpetual maturity - maturity date reflects the next call date.
(8)	See Note 2 for details of Joint Repurchase Agreements.
(9)	See Note 4 for cost of investments on a tax basis.
(10)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(11)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

BTL	— Bank Term Loan
FRS	— Floating Rate Security

The rates shown on FRS are the current interest rates at April 30, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30,, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S.Corporate Bonds & Notes:
Airlines	$—	$6,168,055	$149,325	$6,317,380
Gambling (Non-Hotel)	—	—	5,581	5,581
Rubber/Plastic Products	—	—	0	0
Other Industries	—	404,380,052	—	404,380,052
Foreign Corporate Bonds & Notes:
Special Purpose Entities	—	—	0	0
Other Industries	—	69,034,531	—	69,034,531
Loans:
Beverages-Non-alcoholic	—	—	0	0
Building-Residential/Commercial	—	—	0	0
Other Industries	—	11,732,940	—	11,732,940
Common Stocks		—	844,075	844,075
Preferred Securities/Capital Securities	—	10,218,568	—	10,218,568
Repurchase Agreements	—	18,936,000	—	18,936,000

Total Investments at Value	$—	$520,470,146	$998,981	$521,469,127

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2015 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES — 9.4%
Diversified Financial Services — 9.4%
A10 Securitization LLC
Series 2015-1, Class A1
2.10% due 04/15/2034*(1)	$1,092,000	$1,091,884
A10 Securitization LLC
Series 2013-1, Class A
2.40% due 11/15/2025*(1)	446,657	447,828
A10 Securitization LLC
Series 2015-1, Class A2
3.13% due 04/15/2034*(1)	431,000	430,993
A10 Securitization LLC
Series 2012-1, Class A
3.49% due 04/15/2024*(1)	286,269	286,275
Academic Loan Funding Trust FRS
Series 2013-1A, Class A
0.98% due 12/26/2044*	471,098	469,935
Ally Auto Receivables Trust
Series 2014-1, Class A2
0.48% due 02/15/2017	1,380,846	1,379,955
ALM XIV, Ltd. FRS
Series 2014-14A, Class A1
1.69% due 07/28/2026*(2)	5,000,000	4,995,500
American Credit Acceptance Receivables Trust
Series 2014-4, Class A
1.33% due 07/10/2018*	559,961	560,510
American Credit Acceptance Receivables Trust
Series 2015-1, Class A
1.43% due 08/12/2019*	823,852	824,498
American Homes 4 Rent Trust
Series 2015-SFR1, Class A
3.47% due 04/17/2052*	1,000,000	1,023,724
American Homes 4 Rent Trust
Series 2014-SFR3, Class A
3.68% due 12/17/2036*	1,491,276	1,549,709
American Homes 4 Rent Trust
Series 2014-SFR3, Class C
4.60% due 12/17/2036*	150,000	159,629
American Homes 4 Rent Trust
Series 2015-SFR1, Class E
5.64% due 04/17/2052*	270,000	279,750
American Homes 4 Rent Trust
Series 2014-SFR2, Class E
6.23% due 10/17/2036*	150,000	162,206
American Homes 4 Rent Trust
Series 2014-SFR3, Class E
6.42% due 12/17/2036*	275,000	301,319
AmeriCredit Automobile Receivables Trust
Series 2013-4, Class A2
0.74% due 11/08/2016	47,135	47,134
AmeriCredit Automobile Receivables Trust
Series 2013-4, Class A3
0.96% due 04/09/2018	500,000	500,658
Ameriquest Mtg. Securities, Inc. FRS
Series 2005-R11, Class M1
0.63% due 01/25/2036	1,200,000	1,091,473
ARI Fleet Lease Trust
Series 2015-A, Class A2
1.11% due 11/15/2018*(2)	1,802,000	1,800,867
Axis Equipment Finance Receivables III LLC
Series 2015-1A, Class A2
1.90% due 03/20/2020*	697,000	696,606
B2R Mtg. Trust
Series 2015-1, Class A1
2.52% due 05/15/2048*	671,000	669,788
Banc of America Commercial Mtg. Trust
Series 2007-3, Class A5
5.38% due 06/10/2049(1)	700,000	750,498
BCAP LLC VRS
Series 2015-RR4, Class 1A1
1.18% due 09/11/2038*(3)	491,647	460,429
Bear Stearns ARM Trust FRS
Series 2003-5, Class 2A1
2.44% due 08/25/2033(3)	544,418	542,958
Blue Elephant Loan Trust
Series 2015-1, Class A
3.12% due 12/15/2022*	1,607,621	1,603,626
Capital Auto Receivables Asset Trust
Series 2013-4, Class A2
0.85% due 02/21/2017	900,000	900,602
CarFinance Capital Auto Trust
Series 2015-1A, Class A
1.75% due 06/15/2021*	794,827	795,649
Cent CLO 16 LP FRS
Series 2014-16AR, Class A1AR
1.50% due 08/01/2024*(2)	4,000,000	3,998,000
Chesapeake Funding LLC FRS
Series 2013-1A, Class A
0.63% due 01/07/2025*	2,391,500	2,392,546
Citigroup Commercial Mtg. Trust
Series 2015-GC27, Class A5
3.14% due 02/10/2048(1)	5,325,000	5,420,158
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS
Series 2007-CD4, Class AMFX
5.37% due 12/11/2049(1)	2,600,000	2,711,342
COBALT Commercial Mtg. Trust VRS
Series 2007-C3, Class A4
5.96% due 05/15/2046(1)	1,671,089	1,794,063
Colony American Homes FRS
Series 2014-2A, Class A
1.13% due 07/17/2031*	1,489,319	1,478,950
Commercial Mtg. Trust
Series 2015-LC19, Class A4
3.18% due 02/10/2048(1)	5,000,000	5,128,520
Commercial Mtg. Trust
Series 2015-DC1, Class A5
3.35% due 02/10/2048(1)	5,000,000	5,168,595
Commercial Mtg. Trust
Series 2014-UBS4, Class A5
3.69% due 08/10/2047(1)	5,331,000	5,660,429
Commercial Mtg. Trust
Series 2014-CR19, Class A5
3.80% due 08/10/2047(1)	5,000,000	5,366,785
Consumer Credit Origination Loan Trust
Series 2015-1, Class A
2.82% due 03/15/2021*	487,267	490,017

CPS Auto Receivables Trust
Series 2015-A, Class A
1.53% due 07/15/2019*	1,041,074	1,041,643
CPS Auto Receivables Trust
Series 2014-C, Class C
3.77% due 08/17/2020*	720,000	720,249
CPS Auto Receivables Trust
Series 2015-A, Class C
4.00% due 02/16/2021*	223,000	223,310
Credit Acceptance Auto Loan Trust
Series 2013-1A, Class A
1.21% due 10/15/2020*	2,000,000	2,000,938
Credit Acceptance Auto Loan Trust
Series 2012-2A, Class A
1.52% due 03/16/2020*	192,002	192,384
Credit Acceptance Auto Loan Trust
Series 2015-1A, Class A
2.00% due 07/15/2022*	250,000	250,156
Credit Suisse Commercial Mtg. Trust VRS
Series 2006-C2, Class A1A
5.86% due 03/15/2039(1)	958,979	986,068
Credit Suisse First Boston Mtg. Securities Corp. FRS
Series 2004-AR2, Class 2A1
2.54% due 03/25/2034(3)	1,955,466	1,961,309
Drive Auto Receivables Trust
Series 2015-AA, Class A2
1.01% due 11/15/2017*(2)	1,213,000	1,213,173
Drive Auto Receivables Trust
Series 2015-AA, Class D
4.12% due 06/15/2022*(2)	736,000	740,126
DSLA Mtg. Loan Trust FRS
Series 2004-AR3, Class 2A2A
0.55% due 07/19/2044(3)	2,004,884	1,938,724
DT Auto Owner Trust
Series 2014-1A, Class A
0.66% due 07/17/2017*	219,473	219,447
DT Auto Owner Trust
Series 2015-1A, Class A
1.06% due 09/17/2018*	835,114	835,262
Exeter Automobile Receivables Trust
Series 2014-3A, Class A
1.32% due 01/15/2019*	747,197	746,736
Exeter Automobile Receivables Trust
Series 2015-1A, Class A
1.60% due 06/17/2019*	1,501,364	1,505,473
Exeter Automobile Receivables Trust
Series 2015-1A, Class B
2.84% due 03/16/2020*	560,000	563,298
First Investors Auto Owner Trust
Series 2013-1A, Class A2
0.90% due 10/15/2018*	681,575	681,287
First Investors Auto Owner Trust
Series 2015-1A, Class A2
1.21% due 04/15/2019*	1,098,000	1,097,890
FirstKey Lending Trust
Series 2015-SFR1, Class A
2.55% due 09/09/2031*	2,004,000	2,011,086
FirstKey Lending Trust
Series 2015-SFR1, Class B
3.42% due 09/09/2031*	481,000	485,712
Flagship Credit Auto Trust
Series 2015-1, Class A
1.63% due 06/15/2020*	1,346,914	1,347,989
Ford Credit Auto Owner Trust
Series 2014-C, Class A3
1.06% due 05/15/2019	720,000	720,903
Ford Credit Auto Owner Trust
Series 2014-1, Class A
2.26% due 11/15/2025*	1,800,000	1,831,903
Ford Credit Auto Owner Trust
Series 2014-2, Class A
2.31% due 04/15/2026*	1,800,000	1,831,801
GE Equipment Transportation LLC
Series 2015-1, Class A2
0.89% due 11/24/2017	1,218,000	1,218,352
GS Mtg. Securities Trust VRS
Series 2007-GG10, Class A4
5.99% due 08/10/2045(1)	4,133,035	4,448,820
GSR Mtg. Loan Trust FRS
Series 2005-7F, Class 3A1
0.68% due 09/25/2035(3)	20,631	19,053
Hertz Fleet Lease Funding LP FRS
Series 2013-3, Class A
0.73% due 12/10/2027*	1,449,997	1,450,225
IndyMac INDX Mtg. Loan Trust FRS
Series 2005-AR1, Class 1A1
2.55% due 03/25/2035(3)	383,289	376,610
ING Investment Management CLO, Ltd. FRS
Series 2013-2A, Class A1
1.43% due 04/25/2025*(2)	5,000,000	4,942,000
John Deere Owner Trust
Series 2012-B, Class A4
0.69% due 01/15/2019	720,000	719,870
JPMBB Commercial Mtg. Securities Trust
Series 2015-C28, Class A4
3.23% due 10/15/2048(1)	764,676	781,824
JPMBB Commercial Mtg. Securities Trust
Series 2014-C26, Class A4
3.49% due 01/15/2048(1)	5,000,000	5,236,095
JPMorgan Chase Commercial Mtg. Securities Trust VRS
Series 2007-LD11, Class AM
5.96% due 06/15/2049(1)	4,300,000	4,516,634
JPMorgan Chase Commercial Mtg. Securities Trust VRS
Series 2007-LD11, Class A4
5.96% due 06/15/2049(1)	2,100,000	2,238,970
Merrill Lynch Mtg. Investors Trust FRS
Series 2003-F, Class A1
0.82% due 10/25/2028(3)	1,119,390	1,092,177

Merrill Lynch Mtg. Investors Trust FRS
Series 2003-G, Class A2
1.01% due 01/25/2029(3)	2,280,069	2,133,579
Morgan Stanley Bank of America Merrill Lynch Trust
Series BH3-C21, Class A4
3.34% due 03/15/2048(1)	1,207,415	1,248,163
Morgan Stanley Capital I Trust VRS
Series 2007-IQ14, Class AM
5.87% due 04/15/2049(1)	6,750,000	7,081,162
MOTOR 2015-1 PLC FRS
Series BH3-1A, Class A1
0.80% due 06/25/2022*	1,513,000	1,513,286
NRPL Trust
Series BH3-1A, Class A1
3.88% due 11/01/2054*	1,478,278	1,479,570
Oak Hill Advisors Residential Loan Trust
Series 2015-NPL1, Class A1
3.47% due 01/25/2055*	2,196,901	2,198,224
Oak Hill Advisors Residential Loan Trust
Series 2015-NPL1, Class A2
4.00% due 01/25/2055*	779,000	754,486
OneMain Financial Issuance Trust
Series 2014-1A, Class A
2.43% due 06/18/2024*	1,120,000	1,122,681
OneMain Financial Issuance Trust
Series 2014-2A, Class A
2.47% due 09/18/2024*	1,350,000	1,349,325
OneMain Financial Issuance Trust
Series 2014-2A, Class B
3.02% due 09/18/2024*	720,000	721,642
OneMain Financial Issuance Trust
Series 2014-1A, Class B
3.24% due 06/18/2024*	720,000	722,863
OneMain Financial Issuance Trust
Series BH3-1A, Class B
3.85% due 03/18/2026*	125,000	127,866
Prestige Auto Receivables Trust
Series BH3-1A, Class A2
0.97% due 03/15/2018*	754,839	755,295
Progreso Receivables Funding III LLC
Series 2015-A, Class A
3.63% due 02/08/2020*(4)	1,083,000	1,083,000
Santander Drive Auto Receivables Trust
Series 2014-2, Class A3
0.80% due 04/16/2018	1,200,000	1,199,534
Santander Drive Auto Receivables Trust
Series BH3-A, Class A3
1.02% due 01/16/2018*	814,526	815,089
Santander Drive Auto Receivables Trust
Series BH3-3, Class B
1.19% due 05/15/2018	500,000	500,858
Santander Drive Auto Receivables Trust
Series BH3-2, Class B
1.33% due 03/15/2018	700,000	700,645
Santander Drive Auto Receivables Trust
Series 2013-5, Class B
1.55% due 10/15/2018	200,000	200,841
Selene Non-Performing Loans LLC
Series BH3-1A, Class A
2.98% due 05/25/2054*(2)	895,850	887,245
Sequoia Mtg. Trust FRS
Series 2004-9, Class A1
0.86% due 10/20/2034(3)	2,342,031	2,232,018
Sequoia Mtg. Trust FRS
Series 2003-1, Class 1A
0.94% due 04/20/2033(3)	2,525,666	2,417,931
SpringCastle America Funding LLC
Series 2014-A, Class AA
2.70% due 05/25/2023*(2)	862,912	867,276
SpringCastle America Funding LLC
Series 2014-AA, Class B
4.61% due 10/25/2027*(2)	1,080,000	1,099,158
Springleaf Funding Trust
Series BH3-AA, Class A
3.16% due 11/15/2024*(2)	2,689,000	2,714,110
Springleaf Funding Trust
Series BH3-AA, Class B
3.62% due 11/15/2024*(2)	544,000	548,869
Structured Asset Mtg. Investments II Trust FRS
Series 2005-AR5, Class A3
0.43% due 07/19/2035(3)	1,099,138	1,036,724
Sunset Mtg. Loan Co.
Series 2014-NPL2, Class A
3.72% due 11/16/2044*(2)	171,013	170,293
Thornburg Mtg. Securities Trust FRS
Series 2004-4, Class 3A
1.95% due 12/25/2044(3)	363,416	361,068
Trafigura Securitisation Finance PLC FRS
Series 2014-1A, Class A
1.13% due 10/15/2021*(2)	200,000	200,081
Tricon American Homes
Series 2015-SFRI, Class A
1.43% due 05/17/2032(2)(4)	559,000	559,000
US Residential Opportunity Fund I Trust
Series BH3-1II, Class A
3.63% due 02/27/2035*(2)	1,463,694	1,462,501
US Residential Opportunity Fund III Trust
Series BH3-1III, Class A
3.72% due 01/27/2035*(2)	2,879,206	2,889,868
Vericrest Opportunity Loan Trust
Series BH3-NPL3, Class A1
3.38% due 10/25/2058*(2)	3,470,102	3,464,039

Volkswagen Auto Loan Enhanced Trust
Series 2014-1, Class A2
0.42% due 03/20/2017	1,326,991	1,326,811
VOLT XXII LLC
Series BH3-NPL4, Class A1
3.50% due 02/25/2055*(2)	2,577,263	2,578,152
VOLT XXII LLC
Series 2015-NPL4, Class A2
4.75% due 02/25/2055*(2)	500,000	492,391
VOLT XXIV LLC
Series 2015-NPL6, Class A1
3.50% due 02/25/2055*(2)	2,929,099	2,926,456
VOLT XXXIII LLC
Series 2015-NPL5, Class A1
3.50% due 03/25/2055*(2)	2,468,834	2,466,399
Wachovia Bank Commercial Mtg. Trust VRS
Series BH3-C23, Class A5
5.42% due 01/15/2045(1)	300,000	306,624
Wachovia Bank Commercial Mtg. Trust VRS
Series 2007, Class A3
5.90% due 06/15/2049(1)	4,200,000	4,481,929
WaMu Mtg. Pass Through Certs. FRS
Series 2005-AR6, Class 2A1A
0.41% due 04/25/2045(3)	113,120	106,625
Wells Fargo Commercial Mtg. Trust
Series 2014-LC16, Class A5
3.82% due 08/15/2050(1)	5,000,000	5,362,995
Wells Fargo Mtg. Backed Securities Trust FRS
Series 2004-S, Class A1
2.62% due 09/25/2034(3)	2,052,651	2,097,251
Wells Fargo Mtg. Backed Securities Trust FRS
Series 2005-AR10, Class 2A16
2.63% due 06/25/2035(3)	1,272,641	1,274,543
Westgate Resorts
Series ABS-2015, Class 1A
2.75% due 05/20/2027*(2)	376,908	377,362

Total Asset Backed Securities (cost $186,245,311)		186,036,733

U.S. CORPORATE BONDS & NOTES — 22.8%
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc.
Company Guar. Notes
6.38% due 06/01/2019*	1,900,000	2,198,281
Northrop Grumman Corp.
Senior Notes
3.85% due 04/15/2045	51,000	48,377
Raytheon Co.
Senior Notes
3.15% due 12/15/2024	180,000	185,144

		2,431,802

Aerospace/Defense-Equipment — 0.0%
United Technologies Corp.
Senior Notes
4.15% due 05/15/2045	296,000	297,992

Agricultural Chemicals — 0.2%
CF Industries, Inc.
Company Guar. Notes
5.38% due 03/15/2044	1,200,000	1,308,956
CF Industries, Inc.
Company Guar. Notes
7.13% due 05/01/2020	450,000	541,015
Monsanto Co.
Senior Notes
2.75% due 07/15/2021	180,000	183,575
Monsanto Co.
Senior Notes
3.38% due 07/15/2024	180,000	185,748
Monsanto Co.
Senior Notes
3.95% due 04/15/2045	75,000	71,565
Monsanto Co.
Senior Notes
4.20% due 07/15/2034	180,000	187,338
Mosaic Co.
Senior Notes
3.75% due 11/15/2021	270,000	284,795
Mosaic Co.
Senior Notes
4.25% due 11/15/2023	540,000	574,860
Mosaic Co.
Senior Notes
5.63% due 11/15/2043	120,000	138,622

		3,476,474

Applications Software — 0.0%
Intuit, Inc.
Senior Notes
5.75% due 03/15/2017	161,000	173,825
Microsoft Corp.
Senior Notes
2.38% due 02/12/2022	350,000	349,389
Microsoft Corp.
Senior Notes
3.50% due 02/12/2035	137,000	130,570
Microsoft Corp.
Senior Notes
4.00% due 02/12/2055	143,000	134,705

		788,489

Auto-Cars/Light Trucks — 0.6%
American Honda Finance Corp.
Senior Notes
1.60% due 02/16/2018*	360,000	362,163
Daimler Finance North America LLC
Company Guar. Notes
1.88% due 01/11/2018*(2)	600,000	607,258
Daimler Finance North America LLC
Company Guar. Notes
2.25% due 07/31/2019*	1,080,000	1,091,221

Ford Motor Credit Co. LLC FRS
Senior Notes
0.78% due 09/08/2017	800,000	796,106
Ford Motor Credit Co. LLC
Senior Notes
4.38% due 08/06/2023	1,170,000	1,254,846
General Motors Co.
Senior Notes
4.88% due 10/02/2023	1,200,000	1,299,624
General Motors Co.
Senior Notes
5.20% due 04/01/2045	1,200,000	1,269,673
General Motors Financial Co., Inc.
Company Guar. Notes
3.45% due 04/10/2022	1,931,000	1,917,508
Hyundai Capital America
Senior Notes
2.60% due 03/19/2020*	2,169,000	2,197,531
Toyota Motor Credit Corp.
Senior Notes
2.13% due 07/18/2019	360,000	364,819

		11,160,749

Banks-Commercial — 0.7%
BB&T Corp.
Senior Notes
2.25% due 02/01/2019	270,000	273,202
BB&T Corp.
Senior Notes
2.45% due 01/15/2020	450,000	455,044
CIT Group, Inc.
Senior Notes
5.50% due 02/15/2019*	2,100,000	2,197,125
Discover Bank
Sub. Notes
7.00% due 04/15/2020	2,600,000	3,069,947
Fifth Third Bank
Senior Notes
2.88% due 10/01/2021	450,000	454,233
HSBC USA, Inc.
Senior Notes
2.35% due 03/05/2020	180,000	180,385
PNC Bank NA
Senior Notes
2.20% due 01/28/2019	450,000	454,769
PNC Bank NA
Sub. Notes
3.80% due 07/25/2023	2,500,000	2,625,745
Regions Financial Corp.
Senior Notes
2.00% due 05/15/2018	2,200,000	2,192,692
US Bank NA
Senior Notes
2.80% due 01/27/2025	1,000,000	988,551

		12,891,693

Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp.
Senior Notes
2.15% due 02/24/2020	52,000	52,203
Bank of New York Mellon Corp.
Senior Notes
3.00% due 02/24/2025	180,000	180,589
Bank of New York Mellon Corp.
Senior Notes
3.40% due 05/15/2024	2,640,000	2,733,691
State Street Corp.
Sub. Notes
3.10% due 05/15/2023	540,000	543,215

		3,509,698

Banks-Super Regional — 1.0%
Capital One Financial Corp.
Senior Notes
2.45% due 04/24/2019	270,000	272,576
Capital One Financial Corp.
Senior Notes
3.50% due 06/15/2023	630,000	641,322
Capital One Financial Corp.
Senior Notes
4.75% due 07/15/2021	540,000	601,346
Capital One Financial Corp.
Sub. Notes
6.15% due 09/01/2016	3,300,000	3,500,607
Comerica, Inc.
Sub. Notes
3.80% due 07/22/2026	360,000	359,142
Huntington National Bank
Senior Notes
2.40% due 04/01/2020	1,512,000	1,516,581
KeyCorp
Senior Notes
5.10% due 03/24/2021	450,000	508,853
US Bancorp
Senior Notes
2.20% due 04/25/2019	360,000	366,166
Wells Fargo & Co.
Senior Notes
2.13% due 04/22/2019	900,000	909,495
Wells Fargo & Co.
Senior Notes
2.15% due 01/30/2020	900,000	899,880
Wells Fargo & Co.
Senior Notes
3.00% due 02/19/2025	8,000,000	7,888,832
Wells Fargo & Co.
Senior Notes
3.30% due 09/09/2024	1,440,000	1,461,316
Wells Fargo & Co.
Sub. Notes
4.10% due 06/03/2026	450,000	466,399
Wells Fargo & Co.
Sub. Notes
4.65% due 11/04/2044	450,000	459,428

		19,851,943

Brewery — 0.1%
Anheuser-Busch InBev Finance, Inc.
Company Guar. Notes
2.63% due 01/17/2023	1,150,000	1,130,566
SABMiller Holdings, Inc.
Company Guar. Notes
3.75% due 01/15/2022*	450,000	474,347

		1,604,913

Broadcast Services/Program — 0.1%
Discovery Communications LLC
Company Guar. Notes
3.45% due 03/15/2025	259,000	254,186
Discovery Communications LLC
Company Guar. Notes
4.95% due 05/15/2042	2,450,000	2,490,096

		2,744,282

Building & Construction Products-Misc. — 0.1%
Building Materials Corp. of America
Senior Notes
6.75% due 05/01/2021*	2,140,000	2,273,750

Building Products-Cement — 0.3%
Cemex Finance LLC
Senior Sec. Notes
9.38% due 10/12/2022	2,000,000	2,277,000
Martin Marietta Materials, Inc.
Senior Notes
4.25% due 07/02/2024	3,000,000	3,109,038

		5,386,038

Cable/Satellite TV — 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp.
Company Guar. Notes
5.75% due 01/15/2024	280,000	283,500
CCO Holdings LLC/CCO Holdings Capital Corp.
Company Guar. Notes
6.50% due 04/30/2021	2,100,000	2,182,162
Comcast Corp.
Company Guar. Notes
3.13% due 07/15/2022	900,000	929,255
Comcast Corp.
Company Guar. Notes
4.20% due 08/15/2034	630,000	653,201
Cox Communications, Inc.
Senior Notes
2.95% due 06/30/2023*	450,000	434,401
Cox Communications, Inc.
Senior Notes
4.80% due 02/01/2035*	360,000	362,169
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
Company Guar. Notes
3.80% due 03/15/2022	300,000	309,956
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
Company Guar. Notes
3.95% due 01/15/2025	180,000	183,037
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
Company Guar. Notes
4.60% due 02/15/2021	630,000	681,736
Time Warner Cable, Inc.
Company Guar. Notes
4.50% due 09/15/2042	5,377,000	4,573,026
Time Warner Cable, Inc.
Company Guar. Notes
5.00% due 02/01/2020	720,000	760,378

		11,352,821

Cellular Telecom — 0.1%
Crown Castle Towers LLC
Senior Sec. Bonds
3.22% due 03/15/2022*	208,000	208,000
Crown Castle Towers LLC
Senior Sec. Bonds
4.88% due 08/15/2040*	2,000,000	2,189,572

		2,397,572

Chemicals-Diversified — 0.3%
Celanese US Holdings LLC
Company Guar. Notes
4.63% due 11/15/2022	2,310,000	2,361,975
Dow Chemical Co.
Senior Notes
4.13% due 11/15/2021	540,000	583,764
Dow Chemical Co.
Senior Notes
8.55% due 05/15/2019	1,800,000	2,234,889

		5,180,628

Chemicals-Specialty — 0.1%
Ecolab, Inc.
Senior Notes
1.45% due 12/08/2017	360,000	359,515
Tronox Finance LLC
Company Guar. Notes
6.38% due 08/15/2020	2,220,000	2,175,600

		2,535,115

Commercial Services-Finance — 0.0%
Western Union Co.
Senior Notes
2.38% due 12/10/2015	500,000	504,186

Computer Services — 0.0%
International Business Machines Corp.
Senior Notes
3.38% due 08/01/2023	360,000	374,161

Computers — 0.1%
Apple, Inc.
Senior Notes
2.15% due 02/09/2022	327,000	321,427

Apple, Inc.
Senior Notes
2.85% due 05/06/2021	700,000	724,550
Apple, Inc.
Senior Notes
3.45% due 02/09/2045	519,000	464,105

		1,510,082

Computers-Memory Devices — 0.1%
EMC Corp.
Senior Notes
3.38% due 06/01/2023	830,000	857,079

Containers-Metal/Glass — 0.1%
Ball Corp.
Company Guar. Notes
4.00% due 11/15/2023	1,540,000	1,509,200
Ball Corp.
Company Guar. Notes
5.00% due 03/15/2022	765,000	797,513

		2,306,713

Containers-Paper/Plastic — 0.3%
Packaging Corp. of America
Senior Notes
3.65% due 09/15/2024	3,100,000	3,124,943
Sealed Air Corp.
Senior Notes
5.13% due 12/01/2024*	2,250,000	2,345,625

		5,470,568

Diagnostic Equipment — 0.1%
Life Technologies Corp.
Senior Notes
5.00% due 01/15/2021	2,000,000	2,224,174

Diversified Banking Institutions — 3.0%
Bank of America Corp.
Senior Notes
2.00% due 01/11/2018	1,080,000	1,087,072
Bank of America Corp.
Senior Notes
2.65% due 04/01/2019	720,000	732,388
Bank of America Corp.
Senior Notes
3.30% due 01/11/2023	6,700,000	6,715,229
Bank of America Corp.
Senior Notes
3.88% due 03/22/2017	300,000	313,570
Bank of America Corp.
Sub. Notes
3.95% due 04/21/2025	2,786,000	2,744,037
Bank of America Corp.
Senior Notes
4.00% due 04/01/2024	720,000	754,016
Bank of America Corp.
Sub. Notes
4.25% due 10/22/2026	270,000	270,584
Bank of America Corp.
Senior Notes
4.75% due 08/01/2015	700,000	706,647
Bank of America Corp.
Senior Notes
5.00% due 05/13/2021	810,000	907,517
Bank of America Corp.
Senior Notes
5.65% due 05/01/2018	700,000	774,118
Bank of America Corp.
Senior Notes
5.70% due 01/24/2022	360,000	417,237
Bank of America Corp.
Senior Notes
5.75% due 12/01/2017	700,000	768,851
Bank of America Corp.
Senior Notes
5.88% due 01/05/2021	1,100,000	1,277,768
Citigroup, Inc. FRS
Senior Notes
0.80% due 03/10/2017	400,000	399,692
Citigroup, Inc. FRS
Senior Notes
1.06% due 04/01/2016	500,000	501,489
Citigroup, Inc.
Senior Notes
1.75% due 05/01/2018	1,080,000	1,077,381
Citigroup, Inc.
Senior Notes
2.55% due 04/08/2019	720,000	731,522
Citigroup, Inc.
Sub. Notes
3.50% due 05/15/2023	450,000	444,847
Citigroup, Inc.
Senior Notes
3.75% due 06/16/2024	180,000	185,955
Citigroup, Inc.
Sub. Notes
4.30% due 11/20/2026	540,000	546,576
Citigroup, Inc.
Senior Notes
6.13% due 11/21/2017	700,000	776,289
Citigroup, Inc.
Senior Notes
8.50% due 05/22/2019	1,500,000	1,855,930
Goldman Sachs Group, Inc. FRS
Senior Notes
1.36% due 11/15/2018	500,000	505,528
Goldman Sachs Group, Inc.
Senior Notes
2.38% due 01/22/2018	3,500,000	3,562,009
Goldman Sachs Group, Inc.
Senior Notes
2.60% due 04/23/2020	1,800,000	1,807,603
Goldman Sachs Group, Inc.
Senior Notes
2.63% due 01/31/2019	900,000	916,466
Goldman Sachs Group, Inc.
Senior Notes
3.63% due 01/22/2023	4,400,000	4,518,936

Goldman Sachs Group, Inc.
Senior Notes
6.15% due 04/01/2018	600,000	671,852
Goldman Sachs Group, Inc.
Senior Notes
6.25% due 09/01/2017	300,000	331,428
JPMorgan Chase & Co.
Senior Notes
3.13% due 01/23/2025	5,000,000	4,933,405
JPMorgan Chase & Co.
Senior Notes
3.20% due 01/25/2023	4,400,000	4,423,602
Merrill Lynch & Co., Inc.
Senior Notes
6.88% due 04/25/2018	700,000	798,344
Morgan Stanley FRS
Senior Notes
0.73% due 10/18/2016	500,000	499,641
Morgan Stanley FRS
Senior Notes
0.76% due 10/15/2015	100,000	100,120
Morgan Stanley
Senior Notes
2.38% due 07/23/2019	540,000	541,769
Morgan Stanley
Sub. Notes
3.95% due 04/23/2027	228,000	223,818
Morgan Stanley
Senior Notes
4.30% due 01/27/2045	1,000,000	983,333
Morgan Stanley
Sub. Notes
4.35% due 09/08/2026	75,000	76,405
Morgan Stanley
Senior Notes
5.50% due 07/24/2020	3,800,000	4,327,957
Morgan Stanley
Senior Notes
5.50% due 07/28/2021	3,800,000	4,379,720
Morgan Stanley
Senior Notes
5.75% due 01/25/2021	1,440,000	1,669,896
Morgan Stanley
Senior Notes
6.63% due 04/01/2018	800,000	906,253

		60,166,800

Diversified Financial Services — 0.2%
General Electric Capital Corp.
Company Guar. Notes
3.10% due 01/09/2023	2,250,000	2,330,039
General Electric Capital Corp.
Senior Notes
4.63% due 01/07/2021	450,000	505,386
General Electric Capital Corp.
Senior Notes
5.63% due 05/01/2018	1,620,000	1,820,999

		4,656,424

Diversified Manufacturing Operations — 0.0%
Eaton Corp.
Senior Notes
5.80% due 03/15/2037	300,000	359,488
Parker-Hannifin Corp.
Senior Notes
3.30% due 11/21/2024	180,000	186,839
Parker-Hannifin Corp.
Senior Notes
4.45% due 11/21/2044	180,000	193,491

		739,818

Diversified Operations — 0.0%
MUFG Americas Holdings Corp.
Senior Notes
2.25% due 02/10/2020	180,000	180,057

E-Commerce/Products — 0.1%
Amazon.com, Inc.
Senior Notes
3.30% due 12/05/2021	270,000	280,171
Amazon.com, Inc.
Senior Notes
4.80% due 12/05/2034	270,000	286,694
eBay, Inc.
Senior Notes
2.60% due 07/15/2022	730,000	698,360
eBay, Inc.
Senior Notes
2.88% due 08/01/2021	180,000	180,421

		1,445,646

E-Commerce/Services — 0.1%
Priceline Group, Inc.
Senior Notes
3.65% due 03/15/2025	2,307,000	2,350,928

Electric-Integrated — 1.2%
Alabama Power Co.
Senior Bonds
3.75% due 03/01/2045	113,000	111,582
Baltimore Gas & Electric Co.
Senior Notes
2.80% due 08/15/2022	450,000	454,420
Berkshire Hathaway Energy Co.
Senior Notes
3.50% due 02/01/2025	180,000	186,835
Berkshire Hathaway Energy Co.
Senior Notes
4.50% due 02/01/2045	180,000	192,476
Berkshire Hathaway Energy Co.
Senior Notes
5.15% due 11/15/2043	1,800,000	2,106,257
Constellation Energy Group, Inc.
Senior Notes
5.15% due 12/01/2020	1,200,000	1,339,966

Dominion Resources, Inc.
Senior Notes
3.63% due 12/01/2024	4,300,000	4,426,781
DTE Electric Co.
General Refunding Mtg.
3.70% due 03/15/2045	111,000	109,891
DTE Energy Co.
Senior Notes
3.50% due 06/01/2024	360,000	369,200
Duke Energy Carolinas LLC
Senior Notes
6.00% due 12/01/2028	200,000	251,029
Duke Energy Corp.
Senior Notes
3.75% due 04/15/2024	180,000	191,460
Duke Energy Progress, Inc.
1st Mtg. Notes
4.15% due 12/01/2044	180,000	191,001
Exelon Generation Co. LLC
Senior Notes
4.25% due 06/15/2022	1,971,000	2,065,896
Florida Power & Light Co.
Notes
3.25% due 06/01/2024	450,000	470,020
Florida Power & Light Co.
Bonds
4.05% due 10/01/2044	2,000,000	2,115,970
MidAmerican Energy Co.
Notes
3.50% due 10/15/2024	540,000	571,547
Nevada Power Co.
General Refunding Mtg.
7.13% due 03/15/2019	720,000	856,958
NextEra Energy Capital Holdings, Inc.
Company Guar. Notes
2.40% due 09/15/2019	270,000	273,045
Niagara Mohawk Power Corp.
Senior Notes
3.51% due 10/01/2024*	360,000	374,230
Ohio Power Co.
Senior Notes
6.05% due 05/01/2018	360,000	404,654
Pacific Gas & Electric Co.
Senior Notes
3.40% due 08/15/2024	450,000	464,289
PPL Capital Funding, Inc.
Company Guar. Notes
3.50% due 12/01/2022	2,200,000	2,281,264
PPL Capital Funding, Inc.
Company Guar. Notes
5.00% due 03/15/2044	1,100,000	1,256,829
PPL Electric Utilities Corp.
1st Mtg. Bonds
4.13% due 06/15/2044	270,000	287,139
Public Service Co. of Oklahoma
Senior Notes
Series G
6.63% due 11/15/2037	450,000	601,520
Southern Co.
Senior Notes
2.15% due 09/01/2019	450,000	453,411
Virginia Electric & Power Co.
Senior Notes
4.45% due 02/15/2044	180,000	196,673
Virginia Electric & Power Co.
Senior Notes
8.88% due 11/15/2038	360,000	587,837

		23,192,180

Electronic Components-Semiconductors — 0.0%
Intel Corp.
Senior Notes
4.00% due 12/15/2032	300,000	305,680

Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc.
Senior Notes
3.50% due 04/01/2022	200,000	199,859
Arrow Electronics, Inc.
Senior Notes
7.50% due 01/15/2027	500,000	609,831

		809,690

Engineering/R&D Services — 0.0%
Fluor Corp.
Senior Notes
3.38% due 09/15/2021	450,000	471,456

Enterprise Software/Service — 0.1%
Oracle Corp.
Senior Notes
2.50% due 10/15/2022	450,000	444,387
Oracle Corp.
Senior Notes
2.80% due 07/08/2021	360,000	369,064
Oracle Corp.
Senior Notes
2.95% due 05/15/2025	400,000	396,023
Oracle Corp.
Senior Notes
4.30% due 07/08/2034	540,000	561,093
Oracle Corp.
Senior Notes
4.38% due 05/15/2055	200,000	194,268

		1,964,835

Finance-Auto Loans — 0.9%
Ally Financial, Inc.
Senior Notes
2.50% due 03/15/2017(2)(4)	18,900,000	18,546,794

Finance-Consumer Loans — 0.1%
SLM Corp.
Notes
4.63% due 09/25/2017	2,200,000	2,238,500

Finance-Credit Card — 0.1%
American Express Credit Corp.
Senior Notes
2.25% due 08/15/2019	360,000	364,516
Capital One Bank USA NA
Sub. Notes
3.38% due 02/15/2023	900,000	904,821
Discover Financial Services
Senior Notes
3.75% due 03/04/2025	454,000	453,951

		1,723,288

Finance-Investment Banker/Broker — 0.1%
Jefferies Group LLC
Senior Notes
6.88% due 04/15/2021	630,000	716,308
TD Ameritrade Holding Corp.
Senior Notes
2.95% due 04/01/2022	1,789,000	1,808,577

		2,524,885

Finance-Other Services — 0.1%
CME Group, Inc.
Senior Notes
3.00% due 03/15/2025	2,283,000	2,294,219

Food-Confectionery — 0.3%
JM Smucker Co.
Company Guar. Notes
3.00% due 03/15/2022*(2)	2,816,000	2,826,276
JM Smucker Co.
Company Guar. Notes
4.25% due 03/15/2035*	1,132,000	1,124,346
WM Wrigley Jr. Co.
Senior Notes
3.38% due 10/21/2020*	2,600,000	2,717,109

		6,667,731

Food-Meat Products — 0.4%
Smithfield Foods, Inc.
Senior Notes
6.63% due 08/15/2022	2,225,000	2,397,438
Tyson Foods, Inc.
Company Guar. Notes
3.95% due 08/15/2024	4,250,000	4,431,755

		6,829,193

Food-Misc./Diversified — 0.1%
Kellogg Co.
Senior Notes
4.00% due 12/15/2020	360,000	388,439
Kraft Foods Group, Inc.
Senior Notes
1.63% due 06/04/2015	200,000	200,172
Kraft Foods Group, Inc.
Senior Notes
3.50% due 06/06/2022	300,000	306,696
Kraft Foods Group, Inc.
Senior Notes
5.00% due 06/04/2042	1,600,000	1,709,907

		2,605,214

Food-Retail — 0.1%
Kroger Co. FRS
Senior Notes
0.80% due 10/17/2016	300,000	300,720
Kroger Co.
Senior Notes
3.30% due 01/15/2021	540,000	558,566
Kroger Co.
Senior Notes
3.85% due 08/01/2023	1,300,000	1,377,888
Kroger Co.
Company Guar. Notes
7.50% due 04/01/2031	450,000	606,753

		2,843,927

Food-Wholesale/Distribution — 0.0%
Sysco Corp.
Company Guar. Notes
3.00% due 10/02/2021	270,000	277,874

Gas-Distribution — 0.1%
Atmos Energy Corp.
Senior Notes
4.13% due 10/15/2044	270,000	278,541
CenterPoint Energy Resources Corp.
Senior Notes
4.50% due 01/15/2021	540,000	593,423
Sempra Energy
Senior Notes
2.88% due 10/01/2022	630,000	627,455

		1,499,419

Gold Mining — 0.1%
Barrick North America Finance LLC
Company Guar. Notes
5.75% due 05/01/2043	2,300,000	2,330,279

Home Decoration Products — 0.2%
Newell Rubbermaid, Inc.
Senior Notes
4.00% due 12/01/2024	3,400,000	3,549,158

Instruments-Scientific — 0.1%
Thermo Fisher Scientific, Inc.
Senior Notes
4.15% due 02/01/2024	900,000	962,015

Insurance Brokers — 0.2%
Marsh & McLennan Cos., Inc.
Senior Notes
2.35% due 03/06/2020	294,000	295,546
Marsh & McLennan Cos., Inc.
Senior Notes
3.50% due 03/10/2025	270,000	276,628
Marsh & McLennan Cos., Inc.
Senior Notes
4.05% due 10/15/2023	2,500,000	2,669,652

		3,241,826

Insurance-Life/Health — 0.5%
Five Corners Funding Trust
Senior Notes
4.42% due 11/15/2023*	2,900,000	3,094,816
Lincoln National Corp.
Senior Notes
4.85% due 06/24/2021	450,000	501,770
Pacific LifeCorp
Senior Notes
5.13% due 01/30/2043*	1,900,000	2,077,158
Pricoa Global Funding I
Senior Sec. Notes
1.60% due 05/29/2018*	450,000	450,284
Prudential Financial, Inc.
Senior Notes
2.35% due 08/15/2019	450,000	454,800
Unum Group
Senior Notes
4.00% due 03/15/2024	3,000,000	3,123,588

		9,702,416

Insurance-Multi-line — 0.2%
CNA Financial Corp.
Senior Notes
5.88% due 08/15/2020	1,500,000	1,722,973
MetLife, Inc.
Senior Notes
3.00% due 03/01/2025	455,000	451,320
Metropolitan Life Global Funding I
Sec. Notes
2.00% due 04/14/2020*	326,000	324,587
Metropolitan Life Global Funding I
Sec. Notes
2.30% due 04/10/2019*	540,000	548,291

		3,047,171

Insurance-Mutual — 0.3%
Liberty Mutual Group, Inc.
Company Guar. Notes
4.25% due 06/15/2023*	3,400,000	3,599,342
Liberty Mutual Group, Inc.
Company Guar. Notes
4.95% due 05/01/2022*	450,000	495,242
Massachusetts Mutual Life Insurance Co.
Sub. Notes
4.50% due 04/15/2065*	350,000	335,220
New York Life Global Funding
Sec. Notes
1.30% due 04/27/2018*	550,000	549,779
New York Life Global Funding
Sec. Notes
1.95% due 02/11/2020*	258,000	257,382

		5,236,965

Insurance-Property/Casualty — 0.2%
ACE INA Holdings, Inc.
Company Guar. Notes
3.15% due 03/15/2025	2,775,000	2,823,116
ACE INA Holdings, Inc.
Company Guar. Notes
3.35% due 05/15/2024	630,000	654,616

		3,477,732

Insurance-Reinsurance — 0.0%
Berkshire Hathaway, Inc.
Senior Notes
3.40% due 01/31/2022	540,000	574,598

Internet Security — 0.1%
VeriSign, Inc.
Company Guar. Notes
4.63% due 05/01/2023	2,300,000	2,298,850

Investment Management/Advisor Services — 0.0%
Ameriprise Financial, Inc.
Senior Notes
3.70% due 10/15/2024	630,000	664,655
Blackstone Holdings Finance Co. LLC
Company Guar. Notes
4.45% due 07/15/2045*	110,000	107,643

		772,298

Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp.
Senior Notes
2.75% due 08/20/2021	720,000	736,054
Caterpillar Financial Services Corp.
Notes
3.25% due 12/01/2024	180,000	184,384

		920,438

Machinery-Farming — 0.0%
John Deere Capital Corp.
Senior Notes
1.55% due 12/15/2017	360,000	363,756
John Deere Capital Corp.
Senior Notes
3.35% due 06/12/2024	450,000	468,990

		832,746

Medical Instruments — 0.1%
Medtronic, Inc.
Senior Notes
3.15% due 03/15/2022*	180,000	185,932
Medtronic, Inc.
Company Guar. Notes
4.38% due 03/15/2035*	270,000	285,271
Medtronic, Inc.
Company Guar. Notes
4.63% due 03/15/2045*	2,000,000	2,154,248

		2,625,451

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings
Senior Notes
4.70% due 02/01/2045	2,462,000	2,477,195

Medical Products — 0.4%
Becton Dickinson and Co.
Senior Notes
2.68% due 12/15/2019	180,000	183,547

Becton Dickinson and Co.
Senior Notes
3.73% due 12/15/2024	180,000	185,869
Becton Dickinson and Co.
Senior Notes
4.69% due 12/15/2044	2,000,000	2,096,108
Zimmer Holdings, Inc.
Senior Notes
2.70% due 04/01/2020	4,671,000	4,716,818

		7,182,342

Medical-Biomedical/Gene — 0.3%
Amgen, Inc.
Senior Notes
3.13% due 05/01/2025	320,000	316,184
Amgen, Inc.
Senior Notes
3.63% due 05/15/2022	720,000	755,053
Celgene Corp.
Senior Notes
1.90% due 08/15/2017	2,200,000	2,224,656
Celgene Corp.
Senior Notes
3.63% due 05/15/2024	180,000	186,294
Gilead Sciences, Inc.
Senior Notes
3.50% due 02/01/2025	180,000	186,682
Gilead Sciences, Inc.
Senior Notes
4.80% due 04/01/2044	1,900,000	2,087,775

		5,756,644

Medical-Drugs — 0.5%
Bayer US Finance LLC
Company Guar. Notes
3.38% due 10/08/2024*	2,100,000	2,164,926
Forest Laboratories, Inc.
Company Guar. Notes
4.88% due 02/15/2021*	6,100,000	6,684,472
Forest Laboratories, Inc.
Senior Notes
5.00% due 12/15/2021*	450,000	497,462
Merck & Co., Inc.
Senior Notes
2.35% due 02/10/2022	131,000	130,314
Merck & Co., Inc.
Senior Notes
3.70% due 02/10/2045	34,000	32,861

		9,510,035

Medical-Generic Drugs — 0.1%
Mylan, Inc.
Senior Notes
1.35% due 11/29/2016	630,000	628,269
Mylan, Inc.
Company Guar. Notes
1.80% due 06/24/2016	360,000	362,192

		990,461

Medical-HMO — 0.0%
Anthem, Inc.
Senior Notes
3.50% due 08/15/2024	540,000	552,362
Anthem, Inc.
Senior Notes
4.65% due 08/15/2044	180,000	189,475

		741,837

Medical-Hospitals — 0.0%
Texas Health Resources
Senior Notes
4.33% due 11/15/2055	400,000	397,188

Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.
Company Guar. Notes
3.88% due 03/15/2023	1,720,000	1,618,278
Freeport-McMoRan, Inc.
Company Guar. Notes
2.30% due 11/14/2017	270,000	271,201

		1,889,479

Multimedia — 0.2%
21st Century Fox America, Inc.
Company Guar. Notes
3.00% due 09/15/2022	540,000	546,558
Time Warner, Inc.
Company Guar. Notes
3.15% due 07/15/2015	500,000	502,710
Time Warner, Inc.
Company Guar. Notes
3.55% due 06/01/2024	630,000	644,117
Time Warner, Inc.
Company Guar. Notes
4.00% due 01/15/2022	630,000	667,961
Viacom, Inc.
Senior Notes
2.75% due 12/15/2019	180,000	182,589
Viacom, Inc.
Senior Notes
4.25% due 09/01/2023	270,000	281,508
Viacom, Inc.
Senior Notes
4.85% due 12/15/2034	180,000	177,955
Walt Disney Co.
Senior Notes
1.85% due 05/30/2019	450,000	454,277

		3,457,675

Networking Products — 0.0%
Cisco Systems, Inc.
Senior Notes
2.90% due 03/04/2021	360,000	376,272
Cisco Systems, Inc.
Senior Notes
3.63% due 03/04/2024	360,000	381,756

		758,028

Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc.
Company Guar. Notes
5.00% due 03/01/2020	450,000	501,169
Waste Management, Inc.
Company Guar. Notes
3.13% due 03/01/2025	116,000	115,793
Waste Management, Inc.
Company Guar. Notes
3.90% due 03/01/2035	42,000	41,821

		658,783

Office Automation & Equipment — 0.0%
Xerox Corp.
Senior Notes
2.75% due 09/01/2020	359,000	359,564

Oil & Gas Drilling — 0.0%
Diamond Offshore Drilling, Inc.
Senior Notes
4.88% due 11/01/2043	180,000	152,713
Nabors Industries, Inc.
Company Guar. Notes
5.00% due 09/15/2020	540,000	550,318

		703,031

Oil Companies-Exploration & Production — 0.4%
Anadarko Holding Co.
Senior Notes
7.15% due 05/15/2028	308,000	399,685
Anadarko Petroleum Corp.
Senior Notes
4.50% due 07/15/2044	2,200,000	2,208,461
Anadarko Petroleum Corp.
Senior Notes
8.70% due 03/15/2019	360,000	441,756
Apache Corp.
Senior Notes
5.10% due 09/01/2040	270,000	282,971
Apache Corp.
Notes
6.00% due 01/15/2037	360,000	420,454
Chesapeake Energy Corp.
Company Guar. Notes
5.75% due 03/15/2023	2,410,000	2,355,775
CNOOC Finance 2015 USA LLC
Company Guar. Notes
3.50% due 05/05/2025	436,000	430,711
Devon Energy Corp.
Senior Notes
3.25% due 05/15/2022	360,000	364,146
Devon Financing Corp. LLC
Company Guar. Bonds
7.88% due 09/30/2031	200,000	272,574
Noble Energy, Inc.
Senior Notes
4.15% due 12/15/2021	450,000	477,963
Noble Energy, Inc.
Senior Notes
5.05% due 11/15/2044	180,000	187,041

		7,841,537

Oil Companies-Integrated — 0.1%
ConocoPhillips Co.
Company Guar. Notes
2.40% due 12/15/2022	540,000	531,628
Exxon Mobil Corp.
Senior Notes
2.40% due 03/06/2022	450,000	453,349
Marathon Oil Corp.
Senior Notes
2.80% due 11/01/2022	450,000	437,632

		1,422,609

Oil Refining & Marketing — 0.1%
Phillips 66
Company Guar. Notes
4.30% due 04/01/2022	500,000	543,274
Valero Energy Corp.
Senior Notes
4.90% due 03/15/2045	1,545,000	1,564,190

		2,107,464

Oil-Field Services — 0.2%
Plains Exploration & Production Co.
Company Guar. Notes
6.88% due 02/15/2023	2,800,000	3,010,000

Paper & Related Products — 0.2%
Georgia-Pacific LLC
Company Guar. Notes
5.40% due 11/01/2020*	2,700,000	3,066,239

Pharmacy Services — 0.0%
Express Scripts Holding Co.
Company Guar. Notes
3.50% due 06/15/2024	180,000	182,529
Express Scripts Holding Co.
Company Guar. Notes
3.90% due 02/15/2022	540,000	569,050

		751,579

Pipelines — 1.9%
Boardwalk Pipelines LP
Company Guar. Notes
4.95% due 12/15/2024	180,000	180,386
Buckeye Partners LP
Senior Notes
2.65% due 11/15/2018	150,000	149,830
Buckeye Partners LP
Senior Notes
4.88% due 02/01/2021	250,000	261,787
Buckeye Partners LP
Senior Notes
5.85% due 11/15/2043	260,000	261,759
Duke Capital Corp.
Company Guar. Notes
8.00% due 10/01/2019	1,800,000	2,173,491

Energy Transfer Partners LP
Senior Notes
3.60% due 02/01/2023	179,000	177,743
Energy Transfer Partners LP
Senior Notes
5.15% due 02/01/2043	3,000,000	2,934,441
Energy Transfer Partners LP
Senior Notes
5.15% due 03/15/2045	2,256,000	2,198,540
EnLink Midstream Partners LP
Senior Notes
2.70% due 04/01/2019	187,000	186,841
Enterprise Products Operating LLC
Company Guar. Notes
3.75% due 02/15/2025	1,870,000	1,906,689
Enterprise Products Operating LLC
Company Guar. Notes
3.90% due 02/15/2024	2,820,000	2,907,592
Enterprise Products Operating LLC
Company Guar. Notes
4.95% due 10/15/2054	180,000	181,845
Gulf South Pipeline Co. LP
Senior Notes
4.00% due 06/15/2022	745,000	720,496
Kinder Morgan Energy Partners LP
Senior Notes
5.40% due 09/01/2044	4,700,000	4,624,372
Magellan Midstream Partners LP
Senior Notes
3.20% due 03/15/2025	103,000	101,829
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
Company Guar. Notes
4.88% due 12/01/2024	3,400,000	3,516,960
ONEOK Partners LP
Company Guar. Notes
3.80% due 03/15/2020	270,000	278,300
ONEOK Partners LP
Company Guar. Notes
4.90% due 03/15/2025	650,000	660,925
ONEOK Partners LP
Company Guar. Notes
6.65% due 10/01/2036	240,000	260,300
Plains All American Pipeline LP/PAA Finance Corp.
Senior Notes
2.85% due 01/31/2023	630,000	609,262
Plains All American Pipeline LP/PAA Finance Corp.
Senior Notes
3.60% due 11/01/2024	180,000	180,344
Plains All American Pipeline LP/PAA Finance Corp.
Senior Notes
4.90% due 02/15/2045	270,000	274,997
Sabine Pass Liquefaction LLC
Senior Sec. Notes
5.63% due 02/01/2021	2,300,000	2,352,509
Spectra Energy Capital LLC
Company Guar. Notes
3.30% due 03/15/2023	540,000	506,145
Spectra Energy Capital LLC
Senior Notes
7.50% due 09/15/2038	370,000	441,281
Spectra Energy Partners LP
Senior Notes
3.50% due 03/15/2025	313,000	312,968
Sunoco Logistics Partners Operations LP
Company Guar. Notes
4.25% due 04/01/2024	2,380,000	2,442,320
Sunoco Logistics Partners Operations LP
Company Guar. Notes
4.95% due 01/15/2043	567,000	543,012
Western Gas Partners LP
Senior Notes
5.38% due 06/01/2021	99,000	110,176
Western Gas Partners LP
Senior Notes
5.45% due 04/01/2044	181,000	191,548
Williams Cos., Inc.
Senior Notes
3.70% due 01/15/2023	3,000,000	2,836,635
Williams Cos., Inc.
Senior Notes
5.75% due 06/24/2044	2,600,000	2,446,015

		36,931,338

Radio — 0.1%
Sirius XM Radio, Inc.
Company Guar. Notes
4.25% due 05/15/2020*	2,515,000	2,502,425

Real Estate Investment Trusts — 0.9%
American Tower Corp.
Senior Notes
5.00% due 02/15/2024	2,900,000	3,133,714
Boston Properties LP
Senior Notes
3.80% due 02/01/2024	2,100,000	2,195,250
DDR Corp.
Senior Notes
3.38% due 05/15/2023	2,500,000	2,482,450
Duke Realty LP
Senior Notes
3.88% due 02/15/2021	270,000	284,647
ERP Operating LP
Senior Notes
2.38% due 07/01/2019	270,000	273,065
ERP Operating LP
Senior Notes
4.75% due 07/15/2020	270,000	301,054
HCP, Inc.
Senior Notes
3.88% due 08/15/2024	2,870,000	2,915,774

HCP, Inc.
Senior Notes
5.38% due 02/01/2021	630,000	708,502
Health Care REIT, Inc.
Senior Notes
5.25% due 01/15/2022	540,000	603,162
Mid-America Apartments LP
Senior Notes
4.30% due 10/15/2023	2,500,000	2,645,870
Simon Property Group LP
Senior Notes
2.75% due 02/01/2023	360,000	355,143
Simon Property Group LP
Senior Notes
3.38% due 10/01/2024	270,000	276,729
Ventas Realty LP/Ventas Capital Corp.
Company Guar. Notes
3.25% due 08/15/2022	250,000	249,440
Ventas Realty LP/Ventas Capital Corp.
Company Guar. Notes
4.25% due 03/01/2022	630,000	673,319

		17,098,119

Rental Auto/Equipment — 0.3%
ERAC USA Finance LLC
Company Guar. Notes
4.50% due 02/15/2045*	685,000	676,025
ERAC USA Finance LLC
Company Guar. Notes
7.00% due 10/15/2037*	1,000,000	1,310,032
United Rentals North America, Inc.
Company Guar. Notes
6.13% due 06/15/2023	820,000	859,565
United Rentals North America, Inc.
Company Guar. Notes
7.38% due 05/15/2020	2,100,000	2,264,409

		5,110,031

Retail-Apparel/Shoe — 0.2%
Gap, Inc.
Senior Notes
5.95% due 04/12/2021	1,900,000	2,195,100
PVH Corp.
Senior Notes
4.50% due 12/15/2022	2,300,000	2,346,000

		4,541,100

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.
Senior Notes
4.92% due 08/01/2034	270,000	281,599
Bed Bath & Beyond, Inc.
Senior Notes
5.17% due 08/01/2044	2,000,000	2,125,762

		2,407,361

Retail-Building Products — 0.0%
Home Depot, Inc.
Senior Notes
4.40% due 03/15/2045	180,000	198,132
Lowe’s Cos., Inc.
Senior Notes
3.13% due 09/15/2024	180,000	184,299

		382,431

Retail-Discount — 0.2%
Costco Wholesale Corp.
Senior Notes
2.25% due 02/15/2022	215,000	212,983
Dollar General Corp.
Senior Notes
3.25% due 04/15/2023	3,100,000	3,020,153
Target Corp.
Senior Notes
3.50% due 07/01/2024	270,000	283,696
Wal-Mart Stores, Inc.
Senior Notes
3.30% due 04/22/2024	270,000	283,991

		3,800,823

Retail-Drug Store — 0.3%
CVS Caremark Corp.
Senior Notes
4.00% due 12/05/2023	810,000	869,597
Walgreens Boots Alliance, Inc.
Senior Notes
3.30% due 11/18/2021	605,000	618,188
Walgreens Boots Alliance, Inc.
Company Guar. Notes
3.80% due 11/18/2024	3,000,000	3,075,474
Walgreens Boots Alliance, Inc.
Senior Notes
4.50% due 11/18/2034	460,000	473,339

		5,036,598

Retail-Regional Department Stores — 0.1%
Macy’s Retail Holdings, Inc.
Company Guar. Notes
3.63% due 06/01/2024	450,000	464,049
Macy’s Retail Holdings, Inc.
Company Guar. Notes
4.50% due 12/15/2034	180,000	186,300
Macy’s Retail Holdings, Inc.
Company Guar. Notes
6.90% due 01/15/2032	200,000	260,327

		910,676

Retail-Restaurants — 0.1%
Yum! Brands, Inc.
Senior Notes
5.35% due 11/01/2043	1,900,000	2,041,379

Satellite Telecom — 0.1%
SES Global Americas Holdings GP
Company Guar. Notes
5.30% due 03/25/2044*	1,900,000	2,056,704

Security Services — 0.1%
ADT Corp.
Senior Notes
6.25% due 10/15/2021	2,100,000	2,257,500

Special Purpose Entity — 0.0%
Murray Street Investment Trust I
Company Guar. Notes
4.65% due 03/09/2017	300,000	317,351

Steel-Producers — 0.2%
Nucor Corp.
Senior Notes
4.00% due 08/01/2023	630,000	658,226
Steel Dynamics, Inc.
Company Guar. Notes
5.13% due 10/01/2021*	2,200,000	2,249,500

		2,907,726

Telephone-Integrated — 0.9%
AT&T, Inc.
Senior Notes
3.00% due 02/15/2022	900,000	900,002
AT&T, Inc.
Senior Notes
3.00% due 06/30/2022	116,000	115,245
AT&T, Inc.
Senior Notes
3.40% due 05/15/2025	56,000	55,408
AT&T, Inc.
Senior Notes
4.50% due 05/15/2035	4,787,000	4,687,459
AT&T, Inc.
Senior Notes
4.75% due 05/15/2046	119,000	116,339
AT&T, Inc.
Senior Notes
5.60% due 05/15/2018	450,000	499,693
BellSouth Corp.
Senior Notes
6.88% due 10/15/2031	977,000	1,164,116
Verizon Communications, Inc.
Senior Notes
1.35% due 06/09/2017	810,000	809,530
Verizon Communications, Inc.
Senior Notes
2.63% due 02/21/2020	300,000	303,406
Verizon Communications, Inc.
Senior Notes
3.00% due 11/01/2021	450,000	455,250
Verizon Communications, Inc.
Senior Notes
4.40% due 11/01/2034	630,000	618,613
Verizon Communications, Inc.
Senior Notes
5.15% due 09/15/2023	1,440,000	1,625,260
Verizon Communications, Inc.
Senior Notes
6.55% due 09/15/2043	5,200,000	6,506,318
Verizon Pennsylvania LLC
Senior Notes
8.35% due 12/15/2030	600,000	787,305

		18,643,944

Television — 0.0%
CBS Corp.
Company Guar. Notes
3.70% due 08/15/2024	540,000	549,934

Tobacco — 0.1%
Lorillard Tobacco Co.
Company Guar. Notes
8.13% due 06/23/2019	1,800,000	2,198,135

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC
Senior Notes
3.05% due 09/01/2022	720,000	737,485
CSX Corp.
Senior Notes
3.40% due 08/01/2024	630,000	651,942
CSX Corp.
Senior Notes
3.95% due 05/01/2050	70,000	66,936
Union Pacific Corp.
Senior Notes
3.25% due 01/15/2025	540,000	560,230
Union Pacific Railroad Co.
Pass Through Certs.
2.70% due 05/12/2027	380,000	377,335

		2,393,928

Transport-Services — 0.0%
FedEx Corp.
Company Guar. Notes
3.90% due 02/01/2035	270,000	261,629
Ryder System, Inc.
Senior Notes
2.45% due 09/03/2019	360,000	363,003

		624,632

Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.
Notes
3.13% due 05/11/2015*	300,000	300,118
Penske Truck Leasing Co. LP/PTL Finance Corp.
Senior Notes
4.25% due 01/17/2023*	360,000	372,026

		672,144

Water — 0.0%
American Water Capital Corp.
Senior Notes
3.40% due 03/01/2025	360,000	371,422

Web Hosting/Design — 0.1%
Equinix, Inc.
Senior Notes
4.88% due 04/01/2020	2,200,000	2,271,500

Total U.S. Corporate Bonds & Notes (cost $459,024,067)		454,146,314

FOREIGN CORPORATE BONDS & NOTES — 6.5%
Aerospace/Defense — 0.0%
BAE Systems PLC
Senior Notes
4.75% due 10/11/2021*	300,000	333,793

Agricultural Chemicals — 0.1%
Agrium, Inc.
Senior Notes
3.38% due 03/15/2025	158,000	156,673
Agrium, Inc.
Senior Notes
4.13% due 03/15/2035	310,000	299,536
Agrium, Inc.
Senior Notes
5.25% due 01/15/2045	270,000	296,582
Potash Corp. of Saskatchewan, Inc.
Senior Notes
3.00% due 04/01/2025	302,000	298,269

		1,051,060

Banks-Commercial — 1.1%
ANZ New Zealand International, Ltd.
Company Guar. Notes
1.75% due 03/29/2018*	328,000	329,074
Bank of Montreal
Senior Notes
1.40% due 04/10/2018	300,000	299,881
Bank of Nova Scotia FRS
Senior Notes
0.59% due 04/11/2017	400,000	400,349
Bank of Nova Scotia
Bonds
1.85% due 04/14/2020	550,000	547,809
Bank of Tokyo-Mitsubishi UFJ, Ltd.
Senior Notes
2.70% due 09/09/2018*	2,200,000	2,259,250
Barclays Bank PLC
Sub. Notes
7.63% due 11/21/2022	700,000	820,050
BPCE SA
Sub. Notes
4.50% due 03/15/2025*	2,200,000	2,218,069
Credit Suisse AG
Sub. Notes
6.50% due 08/08/2023*	1,600,000	1,826,888
Credit Suisse Group Funding Guernsey, Ltd.
Company Guar. Notes
3.75% due 03/26/2025*(2)	2,560,000	2,552,410
Credit Suisse New York FRS
Senior Notes
0.57% due 03/11/2016	400,000	399,744
Credit Suisse New York
Senior Notes
3.00% due 10/29/2021	250,000	253,276
HSBC Bank PLC
Senior Notes
4.75% due 01/19/2021*	1,260,000	1,412,489
ING Bank NV
Senior Notes
1.80% due 03/16/2018*	600,000	603,111
ING Bank NV
Senior Notes
2.00% due 09/25/2015*	3,100,000	3,116,253
ING Bank NV
Sub. Notes
5.80% due 09/25/2023*	2,950,000	3,319,337
Nordea Bank AB
Sub. Notes
4.25% due 09/21/2022*	450,000	471,141
Standard Chartered PLC
Senior Notes
1.70% due 04/17/2018*(2)	270,000	269,325
Toronto-Dominion Bank
Senior Notes
2.25% due 11/05/2019	450,000	454,670
Westpac Banking Corp.
Bonds
2.00% due 03/03/2020*(2)	439,000	439,747

		21,992,873

Banks-Money Center — 0.4%
ABN AMRO Bank NV
Senior Notes
4.25% due 02/02/2017*	2,100,000	2,201,856
DBS Bank, Ltd. FRS
Senior Sub. Notes
3.63% due 09/21/2022*	4,300,000	4,456,456
Lloyds Bank PLC
Company Guar. Notes
1.75% due 03/16/2018	423,000	424,722
Mizuho Bank, Ltd.
Company Guar. Notes
1.80% due 03/26/2018*	242,000	242,730

		7,325,764

Broadcast Services/Program — 0.1%
Grupo Televisa SAB
Senior Notes
5.00% due 05/13/2045	2,100,000	2,139,465

Building-Heavy Construction — 0.1%
Odebrecht Offshore Drilling Finance, Ltd.
Senior Notes
6.75% due 10/01/2022*	3,069,330	2,648,218

Cellular Telecom — 0.3%
America Movil SAB de CV
Company Guar. Notes
5.00% due 03/30/2020	810,000	912,060
ENTEL Chile SA
Senior Notes
4.88% due 10/30/2024*	1,400,000	1,483,185
Rogers Communications, Inc.
Company Guar. Notes
4.10% due 10/01/2023	540,000	569,650

Rogers Communications, Inc.
Company Guar. Notes
5.00% due 03/15/2044	1,900,000	2,047,832

		5,012,727

Chemicals-Diversified — 0.3%
Ineos Finance PLC
Senior Sec. Notes
7.50% due 05/01/2020*	2,100,000	2,219,280
LyondellBasell Industries NV
Senior Notes
5.75% due 04/15/2024	3,800,000	4,468,694

		6,687,974

Cruise Lines — 0.1%
Carnival Corp.
Company Guar. Notes
3.95% due 10/15/2020	2,100,000	2,232,310

Diversified Banking Institutions — 0.4%
Deutsche Bank AG
Senior Notes
1.88% due 02/13/2018	92,000	92,225
Deutsche Bank AG
Senior Notes
3.70% due 05/30/2024	450,000	457,079
HSBC Holdings PLC
Sub. Notes
6.80% due 06/01/2038	600,000	787,396
Royal Bank of Scotland Group PLC
Senior Notes
2.55% due 09/18/2015	4,900,000	4,928,518
UBS AG
Senior Notes
5.75% due 04/25/2018	635,000	710,627

		6,975,845

Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Luxembourg Finance SA
Company Guar. Notes
2.63% due 05/01/2020	180,000	181,095
Ingersoll-Rand Luxembourg Finance SA
Company Guar. Notes
3.55% due 11/01/2024	150,000	151,290

		332,385

Diversified Minerals — 0.1%
BHP Billiton Finance USA, Ltd.
Company Guar. Notes
3.85% due 09/30/2023	810,000	857,643
Teck Resources, Ltd.
Company Guar. Notes
4.75% due 01/15/2022	720,000	708,376
Teck Resources, Ltd.
Company Guar. Notes
5.40% due 02/01/2043	1,100,000	950,240

		2,516,259

Electric-Integrated — 0.6%
EDP Finance BV
Senior Notes
5.25% due 01/14/2021*	1,800,000	1,938,222
Empresa Nacional de Electricidad SA
Senior Notes
4.25% due 04/15/2024	2,200,000	2,298,850
Enel Finance International NV
Company Guar. Notes
6.00% due 10/07/2039*	1,500,000	1,759,421
Enel Finance International NV
Company Guar. Notes
6.25% due 09/15/2017*	2,800,000	3,098,505
Israel Electric Corp., Ltd.
Senior Notes
6.88% due 06/21/2023*	2,000,000	2,361,900

		11,456,898

Electronic Components-Misc. — 0.0%
Philips Electronics NV
Senior Notes
3.75% due 03/15/2022	540,000	562,348

Finance-Investment Banker/Broker — 0.2%
Macquarie Group, Ltd.
Senior Notes
3.00% due 12/03/2018*	1,700,000	1,746,945
Macquarie Group, Ltd.
Senior Notes
6.25% due 01/14/2021*	1,260,000	1,457,049

		3,203,994

Gas-Transportation — 0.1%
GNL Quintero SA
Senior Notes
4.63% due 07/31/2029*	2,200,000	2,296,741

Gold Mining — 0.1%
Kinross Gold Corp.
Company Guar. Notes
5.95% due 03/15/2024	2,300,000	2,142,878

Insurance Brokers — 0.0%
Aon PLC
Company Guar. Notes
3.50% due 06/14/2024	360,000	366,996

Insurance-Life/Health — 0.1%
AIA Group, Ltd.
Senior Notes
3.20% due 03/11/2025*	2,040,000	2,092,595

Internet Application Software — 0.1%
Tencent Holdings, Ltd.
Senior Notes
3.38% due 03/05/2018	2,500,000	2,582,397

Medical-Drugs — 0.1%
Teva Pharmaceutical Finance Co. BV
Company Guar. Notes
2.40% due 11/10/2016	400,000	407,464

Valeant Pharmaceuticals International, Inc.
Senior Notes
6.75% due 08/15/2018*(2)	2,100,000	2,223,375

		2,630,839

Medical-Generic Drugs — 0.2%
Actavis Funding SCS
Company Guar. Notes
3.00% due 03/12/2020	138,000	140,350
Actavis Funding SCS
Company Guar. Notes
3.45% due 03/15/2022	230,000	233,696
Actavis Funding SCS
Company Guar. Notes
4.55% due 03/15/2035	1,835,000	1,841,784
Actavis Funding SCS
Company Guar. Notes
4.85% due 06/15/2044	800,000	814,210

		3,030,040

Metal-Diversified — 0.0%
Rio Tinto Finance USA PLC
Company Guar. Notes
3.50% due 03/22/2022	540,000	555,445

Multimedia — 0.0%
Thomson Reuters Corp.
Senior Notes
3.85% due 09/29/2024	360,000	367,931

Oil & Gas Drilling — 0.0%
Ensco PLC
Senior Notes
5.20% due 03/15/2025	132,000	136,067
Ensco PLC
Senior Notes
5.75% due 10/01/2044	80,000	78,926
Noble Holding International, Ltd.
Company Guar. Notes
4.00% due 03/16/2018	57,000	58,215
Noble Holding International, Ltd.
Company Guar. Notes
6.05% due 03/01/2041	180,000	152,883

		426,091

Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd.
Senior Notes
1.75% due 01/15/2018	180,000	179,228
Canadian Natural Resources, Ltd.
Senior Notes
3.90% due 02/01/2025	180,000	182,196
CNOOC Finance 2013, Ltd.
Company Guar. Notes
1.13% due 05/09/2016	500,000	499,451

		860,875

Oil Companies-Integrated — 0.9%
BP Capital Markets PLC
Company Guar. Notes
3.06% due 03/17/2022	148,000	150,816
BP Capital Markets PLC
Company Guar. Notes
3.54% due 11/04/2024	180,000	183,929
BP Capital Markets PLC
Company Guar. Notes
3.81% due 02/10/2024	720,000	753,759
Cenovus Energy, Inc.
Senior Notes
3.00% due 08/15/2022	300,000	287,516
Cenovus Energy, Inc.
Senior Notes
6.75% due 11/15/2039	297,000	357,548
Ecopetrol SA
Senior Notes
4.13% due 01/16/2025	180,000	173,196
Pacific Rubiales Energy Corp.
Company Guar. Notes
5.13% due 03/28/2023*	2,700,000	1,910,250
Pemex Project Funding Master Trust
Company Guar. Notes
5.75% due 03/01/2018	500,000	546,285
Petro-Canada
Senior Notes
6.05% due 05/15/2018	450,000	507,191
Petrobras Global Finance BV FRS
Company Guar. Notes
2.63% due 03/17/2017	400,000	386,000
Petrobras Global Finance BV
Company Guar. Notes
5.38% due 01/27/2021	540,000	518,292
Petrobras Global Finance BV
Company Guar. Notes
6.25% due 03/17/2024	700,000	695,520
Petrobras International Finance Co.
Company Guar. Notes
7.88% due 03/15/2019	700,000	759,857
Petroleos Mexicanos
Company Guar. Notes
4.25% due 01/15/2025*	180,000	181,080
Petroleos Mexicanos
Company Guar. Notes
4.50% due 01/23/2026*	2,500,000	2,537,500
Petroleos Mexicanos
Company Guar. Bonds
5.50% due 01/21/2021	700,000	768,250
Shell International Finance BV
Company Guar. Notes
2.38% due 08/21/2022	630,000	621,209
Shell International Finance BV
Company Guar. Notes
6.38% due 12/15/2038	200,000	271,723
Statoil ASA
Company Guar. Notes
2.45% due 01/17/2023	720,000	710,221
Statoil ASA
Company Guar. Notes
3.25% due 11/10/2024	90,000	92,256

Statoil ASA
Company Guar. Notes
3.70% due 03/01/2024	2,900,000	3,094,303
Suncor Energy, Inc.
Senior Notes
3.60% due 12/01/2024	180,000	184,729
Suncor Energy, Inc.
Senior Notes
6.10% due 06/01/2018	540,000	607,989
Total Capital International SA
Company Guar. Notes
2.75% due 06/19/2021	720,000	735,352

		17,034,771

Oil-Field Services — 0.4%
Schlumberger Investment SA
Company Guar. Notes
3.30% due 09/14/2021*	540,000	569,383
Schlumberger Norge AS
Company Guar. Notes
1.25% due 08/01/2017*	6,200,000	6,207,068
Weatherford International, Ltd.
Company Guar. Notes
4.50% due 04/15/2022	360,000	346,049

		7,122,500

Paper & Related Products — 0.0%
Pabrik Kertas Tjiwi Kimia Tbk PT
Sec. Notes
0.00% due 04/28/2027*(2)(4)	731,485	21,945
Pabrik Kertas Tjiwi Kimia Tbk PT FRS
Sec. Notes
3.22% due 04/28/2018*(2)(4)	245,675	7,370
Pindo Deli Pulp & Paper Mills FRS
Sec. Notes
3.22% due 04/28/2027*(2)(4)	1,756,853	0
Pindo Deli Pulp & Paper Mills FRS
Sec. Notes
3.23% due 04/28/2018*(2)(4)	353,538	0

		29,315

Petrochemicals — 0.1%
Mexichem SAB de CV
Company Guar. Notes
6.75% due 09/19/2042*	1,300,000	1,420,250

Pipelines — 0.3%
APT Pipelines, Ltd.
Company Guar. Notes
3.88% due 10/11/2022*	2,700,000	2,720,642
APT Pipelines, Ltd.
Company Guar. Notes
5.00% due 03/23/2035*	2,406,000	2,378,776
TransCanada PipeLines, Ltd.
Senior Notes
1.88% due 01/12/2018	180,000	181,704
TransCanada PipeLines, Ltd.
Senior Notes
2.50% due 08/01/2022	270,000	263,232
TransCanada PipeLines, Ltd.
Senior Notes
3.75% due 10/16/2023	360,000	376,408

		5,920,762

Television — 0.1%
Videotron, Ltd.
Company Guar. Notes
5.00% due 07/15/2022	2,200,000	2,269,960

Transport-Marine — 0.1%
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc.
Senior Sec. Notes
7.38% due 01/15/2022*	2,400,000	2,208,000

Transport-Rail — 0.0%
Canadian Pacific Railway, Ltd.
Senior Notes
4.50% due 01/15/2022	600,000	658,169

Total Foreign Corporate Bonds & Notes (cost $128,181,429)		128,488,468

U.S. GOVERNMENT AGENCIES — 23.0%
Federal Home Loan Mtg. Corp. — 3.5%
0.68% due 10/15/2042 FRS(3)	2,555,962	2,571,760
Federal Home Loan Mtg. Corp. STRIPS
4.50% due 03/01/2041	99,134	108,168
4.50% due 05/01/2041	213,952	233,438
3.00% due 08/15/2042(3)	2,927,017	2,977,428
3.00% due 01/15/2044(3)	953,300	985,021
Federal Home Loan Mtg. Corp.
Multifamily Structured Pass Through Certs.
Series K502, Class A2
1.43% due 08/25/2017(1)	250,000	252,211
Series K712, Class A2
1.87% due 11/25/2019(1)	5,010,000	5,051,824
Series K708, Class A2
2.13% due 01/25/2019(1)	4,400,000	4,482,258
Series K705, Class A2
2.30% due 09/25/2018(1)	4,743,382	4,887,704
Series K706, Class A2
2.32% due 10/25/2018(1)	5,315,000	5,475,295
Series K022, Class A2
2.36% due 07/25/2022(1)	6,900,000	6,960,203
Series KSMC, Class A2
2.62% due 01/25/2023(1)	10,325,000	10,509,859
Series K703, Class A2
2.70% due 05/25/2018(1)	500,000	520,362
Series K044, Class A2
2.81% due 01/25/2025(1)	1,464,000	1,492,292
Series K714, Class A2
3.03% due 10/25/2020 VRS(1)	1,042,000	1,105,055
Series K033, Class A2
3.06% due 07/25/2023 FRS(1)	4,682,000	4,902,592
Series K030, Class A2
3.25% due 04/25/2023 VRS(1)	5,200,000	5,532,015
Series K029, Class A2
3.32% due 02/25/2023(1)	3,000,000	3,208,350

Federal Home Loan Mtg. Corp. REMIC
Series 4077, Class MF
0.68% due 07/15/2042 FRS(3)	753,931	760,457
Series 4371, Class GZ
2.00% due 05/15/2042(3)	1,210,331	918,700
Series 2691, Class ZU
5.50% due 09/15/2033(3)	5,638,777	6,337,822

		69,272,814

Federal National Mtg. Assoc. — 14.4%
0.55% due 03/01/2025 FRS	7,985,485	7,986,307
2.32% due 03/01/2023	3,838,516	3,849,222
2.35% due 01/01/2023	3,000,000	2,983,005
2.72% due 10/25/2024(1)	15,000,000	15,153,195
2.77% due 03/01/2022	519,278	536,812
2.93% due 01/01/2025	3,080,000	3,175,926
3.16% due 02/01/2032	2,840,000	2,874,655
3.50% due 04/01/2022	397,701	422,340
3.99% due 07/01/2021	1,502,797	1,652,153
4.00% due 04/01/2020	2,818,278	2,973,830
4.00% due 01/01/2035	7,841,210	8,599,084
4.26% due 12/01/2019	300,026	330,247
4.68% due 09/01/2019	275,000	306,708
2.38% due 03/01/2023	7,967,165	8,004,501
2.59% due 12/25/2024(1)	3,280,000	3,275,270
2.70% due 04/01/2025	10,000,000	10,150,980
2.81% due 06/01/2022	7,236,790	7,469,489
2.82% due 07/01/2022	3,154,406	3,245,410
2.83% due 04/25/2027(4)	2,500,000	2,489,075
2.83% due 05/25/2027(4)	2,000,000	1,985,620
2.84% due 04/01/2025	4,200,000	4,306,275
2.89% due 05/25/2027(4)	4,000,000	4,018,760
2.92% due 05/25/2030(4)	2,000,000	2,011,875
2.94% due 05/25/2030(4)	1,680,000	1,698,900
2.96% due 06/25/2027(4)	2,000,000	2,041,250
2.97% due 06/25/2030(4)	2,000,000	1,986,880
3.00% due May 15 TBA	3,777,000	3,952,394
3.00% due May 30 TBA	1,837,000	1,869,187
3.03% due 04/01/2030	2,000,000	2,042,386
3.04% due 12/01/2024	2,760,293	2,861,462
3.05% due 09/01/2024	5,884,828	6,106,909
3.07% due 09/01/2024	4,459,188	4,633,946
3.12% due 05/25/2035(4)	2,000,000	1,974,380
3.13% due 04/01/2030	5,000,000	5,142,089
3.16% due 12/25/2024 VRS(1)	998,309	1,036,662
3.23% due 11/01/2020	4,896,759	5,200,002
3.30% due 10/01/2021	12,444,592	13,197,955
3.48% due 11/01/2020	4,129,713	4,438,100
3.49% due 12/01/2020	4,160,883	4,461,766
3.50% due May 30 TBA	11,028,000	11,553,553
3.84% due 05/01/2018	2,740,000	2,938,293
4.00% due 09/01/2044	15,007,144	16,044,010
4.00% due 02/01/2045	36,411,000	38,944,129
4.13% due 07/01/2020	2,508,252	2,762,362
4.50% due 08/01/2018	349,039	365,176
4.50% due May 30 TBA	21,270,000	23,149,400
5.00% due 03/01/2034	36,247	41,012
5.00% due 07/01/2035	116,822	130,898
5.00% due 08/01/2035	44,672	50,055
5.00% due 09/01/2035	26,723	29,968
5.00% due May 30 TBA	18,494,000	20,577,897
Federal National Mtg. Assoc. REMIC
Series 2007-114, Class A6
0.41% due 10/27/2037 FRS(3)	1,912,170	1,888,440
Series 2011-104, Class NY
4.00% due 03/25/2039(3)	1,672,656	1,773,357
Series 2005-93, Class PZ
5.50% due 10/25/2035(3)	1,187,746	1,395,889
Series 2002-56, Class ZQ
6.00% due 09/25/2032(3)	1,137,703	1,306,767
Series 2005-109, Class GE
6.00% due 12/25/2035(3)	1,397,000	1,689,893
Series 2009-39, Class Z
6.00% due 06/25/2039(3)	1,309,621	1,574,551

		286,660,657

Government National Mtg. Assoc. — 4.3%
3.50% due May 30 TBA	5,123,000	5,404,365
3.50% due May 30 TBA	5,000,000	5,261,329
4.00% due 12/20/2042	1,720,808	1,875,061
4.00% due 11/20/2044	1,127,277	1,208,681
4.00% due 12/20/2044	1,749,122	1,875,428
4.25% due 01/20/2045	2,873,551	3,154,001
4.25% due 02/20/2045	2,687,697	2,950,088
4.25% due 04/20/2045	2,000,000	2,171,106
4.50% due 01/15/2040	395,591	437,489
4.50% due 02/15/2040	510,568	565,041
4.50% due 03/15/2040	316,660	350,200
4.50% due 11/20/2044	12,846,277	13,930,151
Government National Mtg. Assoc. REMIC
Series 2010-157, Class OP zero coupon due 12/20/2040(3)	570,228	493,802
Series 2015-H07, Class ES
0.64% due 02/20/2065 FRS(3)	3,893,597	3,893,460
Series 2015-H05, Class FC
0.65% due 02/20/2065 FRS(3)	4,975,899	4,980,248
Series 2015-H06, Class FA
0.65% due 02/20/2065 FRS(3)	4,922,376	4,920,082
Series 2015-H08, Class FC
0.66% due 03/20/2065 FRS(3)	9,002,229	9,004,237
Series 2015-H10, Class FC
0.66% due 04/20/2065 FRS(3)(4)	5,000,000	4,995,313
Series 2013-H18, Class EA
0.67% due 07/20/2063 FRS(3)	2,789,789	2,795,173
Series 2015-H12, Class FA 0.67% due 05/20/2065(4)	3,000,000	3,000,000
Series 2012-H08, Class FB
0.77% due 03/20/2062 FRS(3)	2,500,234	2,515,598
Series 2005-55, Class Z
4.75% due 07/20/2035(3)	7,144,110	7,825,043
Series 2009-33, Class DB
5.50% due 05/20/2039(3)	1,672,725	1,850,360

		85,456,256

Resolution Funding Corp — 0.1%
Resolution Funding Corp.
STRIPS zero coupon due 10/15/2019	1,350,000	1,253,262
zero coupon due 07/15/2020	1,350,000	1,227,856

		2,481,118

Small Business Administration — 0.7%
Series 2013-20D, Class 1
2.08% due 04/01/2033	1,671,571	1,643,745
Series 2012-20H, Class 1
2.37% due 08/01/2032	1,212,451	1,205,035
Series 2013-20F, Class 1
2.45% due 06/01/2033	2,623,629	2,645,458
Series 2013-20G, Class 1
3.15% due 07/01/2033	3,401,312	3,554,325
Series 2013-20H, Class 1
3.16% due 08/01/2033	3,221,718	3,367,407
Series 2013-20I, Class 1
3.62% due 09/01/2033	1,587,476	1,698,826

		14,114,796

Total U.S. Government Agencies (cost $458,634,104)		457,985,641

U.S. GOVERNMENT TREASURIES — 34.8%
United States Treasury Bonds — 8.0%
1.75% due 01/15/2028 TIPS(6)	1,310,693	1,536,889
2.50% due 01/15/2029 TIPS(6)	4,164,711	5,323,021
2.88% due 05/15/2043	15,900,000	16,291,283
3.50% due 02/15/2039	1,710,000	1,956,079
4.25% due 05/15/2039	270,000	345,241
4.38% due 02/15/2038	1,760,000	2,288,825
4.50% due 02/15/2036	4,400,000	5,826,907
4.50% due 05/15/2038	450,000	594,703
4.50% due 08/15/2039	450,000	596,426
5.00% due 05/15/2037	2,000,000	2,826,406
5.25% due 11/15/2028	90,000	121,008
6.00% due 02/15/2026	200,000	275,391
United States Treasury Bonds STRIPS
zero coupon due 11/15/2017	900,000	880,872
zero coupon due 02/15/2018	1,710,000	1,666,581
zero coupon due 11/15/2018	2,250,000	2,157,489
zero coupon due 05/15/2019	5,940,000	5,625,388
zero coupon due 08/15/2019	4,680,000	4,404,750
zero coupon due 11/15/2019	5,040,000	4,704,825
zero coupon due 02/15/2020	1,080,000	1,003,201
zero coupon due 05/15/2020	8,820,000	8,127,268
zero coupon due 08/15/2020	3,660,000	3,353,369
zero coupon due 02/15/2021	7,740,000	6,988,477
zero coupon due 05/15/2021	11,790,000	10,545,412
zero coupon due 08/15/2021	2,430,000	2,158,586
zero coupon due 11/15/2021	90,000	79,393
zero coupon due 02/15/2022	2,070,000	1,812,891
zero coupon due 05/15/2022	3,150,000	2,741,713
zero coupon due 08/15/2022	4,500,000	3,891,523
zero coupon due 11/15/2022	6,660,000	5,719,355
zero coupon due 02/15/2023	7,735,000	6,604,437
zero coupon due 05/15/2023	9,720,000	8,223,285
zero coupon due 08/15/2023	2,345,000	1,967,305
zero coupon due 05/15/2024	90,000	73,857
zero coupon due 11/15/2024	180,000	145,448
zero coupon due 02/15/2025	400,000	320,921
zero coupon due 08/15/2026	90,000	68,744
zero coupon due 11/15/2026	3,240,000	2,449,968
zero coupon due 02/15/2027	5,490,000	4,118,653
zero coupon due 05/15/2027	2,430,000	1,807,816
zero coupon due 08/15/2027	1,170,000	863,858
zero coupon due 11/15/2027	1,620,000	1,184,466
zero coupon due 02/15/2028	1,800,000	1,307,252
zero coupon due 05/15/2028	2,970,000	2,138,510
zero coupon due 08/15/2028	1,440,000	1,028,749
zero coupon due 11/15/2028	1,260,000	892,066
zero coupon due 02/15/2029	1,800,000	1,262,360
zero coupon due 05/15/2029	1,260,000	876,378
zero coupon due 08/15/2029	2,070,000	1,427,509
zero coupon due 11/15/2029	3,600,000	2,460,442
zero coupon due 02/15/2030	3,330,000	2,254,557
zero coupon due 05/15/2030	2,700,000	1,815,399
zero coupon due 08/15/2030	2,660,000	1,776,010
zero coupon due 11/15/2030	810,000	536,738
zero coupon due 02/15/2031	1,260,000	831,914
zero coupon due 05/15/2031	2,520,000	1,640,079
zero coupon due 11/15/2031	1,440,000	919,457
zero coupon due 02/15/2032	2,490,000	1,576,618
zero coupon due 05/15/2032	2,160,000	1,358,549
zero coupon due 11/15/2032	1,170,000	722,178

zero coupon due 02/15/2033	90,000	55,107
zero coupon due 05/15/2033	1,800,000	1,092,944
zero coupon due 08/15/2033	630,000	379,372
zero coupon due 11/15/2033	540,000	323,262
zero coupon due 02/15/2034	540,000	319,868
zero coupon due 05/15/2034	90,000	52,749
zero coupon due 08/15/2034	540,000	313,707
zero coupon due 11/15/2034	630,000	365,433
zero coupon due 02/15/2035	540,000	309,443
zero coupon due 05/15/2035	990,000	562,623

		160,271,303

United States Treasury Notes — 26.7%
0.13% due 04/15/2019 TIPS(6)	721,130	737,638
0.13% due 01/15/2022 TIPS(6)	2,613,013	2,643,635
0.38% due 02/15/2016(10)	81,000,000	81,101,250
0.63% due 10/15/2016	1,170,000	1,173,016
0.88% due 12/31/2016	67,900,000	68,340,264
1.00% due 12/15/2017	71,000,000	71,332,848
1.00% due 06/30/2019	1,170,000	1,156,472
1.13% due 01/15/2021 TIPS(6)	3,218,550	3,462,960
1.25% due 10/31/2018	32,230,000	32,391,150
1.38% due 02/28/2019	2,700,000	2,717,086
1.50% due 08/31/2018	1,260,000	1,278,407
1.63% due 12/31/2019	27,929,000	28,212,647
2.00% due 01/15/2016 TIPS(6)	2,128,392	2,181,768
2.00% due 02/28/2021	540,000	550,758
2.00% due 10/31/2021	8,000,000	8,118,752
2.38% due 08/15/2024	1,000,000	1,030,000
2.63% due 08/15/2020	20,000,000	21,120,320
2.63% due 11/15/2020	270,000	284,871
2.75% due 05/31/2017	3,150,000	3,289,290
2.75% due 02/28/2018	4,050,000	4,261,361
2.75% due 02/15/2019	66,450,000	70,276,058
3.13% due 10/31/2016	6,930,000	7,205,578
3.13% due 01/31/2017	45,280,000	47,338,836
3.13% due 04/30/2017	2,520,000	2,646,000
3.13% due 05/15/2019	1,980,000	2,125,251
3.25% due 12/31/2016	20,170,000	21,088,683
3.25% due 03/31/2017	4,500,000	4,728,515
3.50% due 02/15/2018	4,590,000	4,923,849
4.50% due 05/15/2017	4,590,000	4,952,179
4.63% due 11/15/2016	5,940,000	6,319,602
4.75% due 08/15/2017	5,400,000	5,897,815
5.13% due 05/15/2016	16,900,000	17,742,364

		530,629,223

Total U.S. Government Treasuries (cost $696,621,537)		690,900,526

MUNICIPAL BONDS & NOTES — 0.2%
State of California
General Obligation Bonds
7.30% due 10/01/2039	360,000	526,914
State of California
General Obligation Bonds
7.60% due 11/01/2040	2,700,000	4,199,904

Total Municipal Bonds & Notes (cost $4,632,732)		4,726,818

FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Electric-Distribution — 0.0%
Hydro-Quebec
Government Guar. Notes
8.05% due 07/07/2024	360,000	505,310

Regional Authority — 0.1%
Province of Quebec
Notes
7.13% due 02/09/2024	540,000	719,721

Sovereign — 0.2%
Israel Government AID
Government Guar. Notes
zero coupon due 11/01/2024	1,350,000	1,049,049
Republic of Panama
Senior Notes
3.75% due 03/16/2025	200,000	202,500
Republic of Peru
Senior Notes
5.63% due 11/18/2050	54,000	64,935
Republic of Turkey
Senior Notes
4.25% due 04/14/2026	231,000	224,541
United Mexican States
Senior Notes
3.50% due 01/21/2021	1,260,000	1,309,770
United Mexican States
Senior Notes
4.75% due 03/08/2044	1,080,000	1,108,890

		3,959,685

Total Foreign Government Obligations (cost $5,271,332)		5,184,716

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.5%
Banks-Commercial — 0.1%
BPCE SA FRS
12.50% due 09/30/2019*(7)	1,600,000	2,163,008

Banks-Super Regional — 0.1%
Wells Fargo & Co. FRS
Series U
5.88% due 06/15/2025(7)	2,000,000	2,122,500

Diversified Banking Institutions — 0.2%
Bank of America Corp. FRS
6.10% due 03/17/2025(7)	2,078,000	2,119,560
Bank of America Corp. FRS
Series Z
6.50% due 10/23/2024(7)	2,200,000	2,337,500

		4,457,060

Diversified Financial Services — 0.1%
General Electric Capital Corp. FRS
6.38% due 11/15/2067	1,200,000	1,311,000

Total Preferred Securities/Capital Securities (cost $9,868,515)		10,053,568

WARRANTS — 0.0%
Banks-Commercial — 0.0%
Central Bank of Nigeria
Expires 11/15/2020
(strike price $250.00)†(2)(4)
(cost $0)	250	0

Total Long-Term Investment Securities (cost $1,948,479,027)		1,937,522,784

SHORT-TERM INVESTMENT SECURITIES — 4.3%
Commercial Paper — 2.0%
HSBC Americas, Inc.
0.05% due 05/01/2015	13,483,000	13,483,000
Tesco Treasury Services PLC
1.00% due 08/18/2015(2)(8)	15,700,000	15,700,000
Vodafone Group PLC
0.51% due 06/01/2015(2)	9,900,000	9,895,917

		39,078,917

Registered Investment Companies — 2.3%
SSGA Prime Money Market Fund	46,734,995	46,734,995

Total Short-Term Investment Securities (cost $85,766,183)		85,813,912

TOTAL INVESTMENTS (cost $2,034,245,210)(9)	101.8%	2,023,336,696
Liabilities in excess of other assets	(1.8)	(35,014,129)

NET ASSETS	100.0%	$1,988,322,567

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2015, the aggregate value of these securities was $222,721,018 representing 11.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Commercial Mortgage Backed Security
(2)	Illiquid security. At April 30, 2015, the aggregate value of these securities was $94,483,283 representing 4.8% of net assets.
(3)	Collateralized Mortgage Obligation
(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(5)	Collateralized Loan Obligation
(6)	Principal amount of security is adjusted for inflation.
(7)	Perpetual maturity — maturity date reflects the next call date.
(8)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2015, the SA JPMorgan MFS Core Bond Portfolio held the following restricted securities:

Description	Acquisition Date	Par Amount	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
Commercial Paper
Tesco Treasury Services PLC 1.00% due 08/18/2015	08/20/2014	$15,700,000	$15,542,564	$15,700,000	$100.00	0.08%

(9)	See Note 4 for cost of investments on a tax basis.
(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
TBA —	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS —	Treasury Inflation Protected Securities
STRIPS —	Separate Trading of Registered Interest and Principal Securities
REMIC —	Real Estate Mortgage Investment Conduit
FRS —	Floating Rate Security
VRS —	Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of January 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of April 30, 2015	Unrealized Appreciation (Depreciation)
20	Short	U.S. Long Bonds	June 2015	$3,198,680	$3,191,875	$6,805
20	Short	U.S. Ultra Bonds	June 2015	3,298,055	3,290,000	8,055

						$14,860

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$184,394,733	$1,642,000	$186,036,733
U.S. Corporate Bonds & Notes:
Finance-Auto Loans	—	—	18,546,794	18,546,794
Other Industries	—	435,599,520	—	435,599,520
Foreign Corporate Bonds & Notes:
Paper & Related Products	—	—	29,315	29,315
Other Industries	—	128,459,153	—	128,459,153
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	268,453,917	18,206,740	286,660,657
Government National Mtg. Assoc.	—	77,460,943	7,995,313	85,456,256
Other U.S. Government Agencies	—	85,868,728	—	85,868,728
U.S. Government Treasuries	—	690,900,526	—	690,900,526
Municipal Bonds & Notes	—	4,726,818	—	4,726,818
Foreign Government Obligations	—	5,184,716	—	5,184,716
Preferred Securities/Capital Securities	—	10,053,568	—	10,053,568
Warrants	—	—	0	0
Short-Term Investment Securities:
Commercial Paper	—	39,078,917	—	39,078,917
Registered Investment Companies	46,734,995	—	—	46,734,995

Total Investments at Value	$46,734,995	$1,930,181,539	$46,420,162	$2,023,336,696

Other Financial Instruments:+
Open Futures Contracts	$14,860	$—	$—	$14,860

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	U.S. Government Agencies	Warrants
Balance as of 01/31/2015	$—	$18,547,304	$107,314	$—	$0
Accrued discounts	—	—	—	—	—
Accrued premiums	—	—	—	—	—
Realized gain	—	—	10,114	—	—
Realized loss	—	—	—	—	—
Change in unrealized appreciation(1)	—	—	9,346	—	—
Change in unrealized depreciation(1)	—	(510)	(54,175)	(150,597)	—
Net purchases	1,642,000	—	—	26,352,650	—
Net sales	—	—	(43,284)	—	—
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—

Balance as of 04/30/2015	$1,642,000	$18,546,794	$29,315	$26,202,053	$0

(1) The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at April 30, 2015 includes:
	Asset Backed Securities	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	U.S. Government Agencies	Warrants
	$—	$(510)	$(44,829)	$(150,507)	$—

Any difference between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at April 30, 2015.

The following is the quantitative information about Level 3 fair value measurements:

Description	Fair Value at 4/30/2015(1)	Valuation Technique(s)	Unobservable Input(1)	Range (weighted average)
Asset Backed Securities	$1,642,000	Market Approach	Transaction Price	$100.00
U.S. Corporate Bonds & Notes	$18,546,794	Market Approach	Benchmark Base Price	$98.25
Foreign Corporate Bond & Notes	$29,315	Income Approach	Future Cash Flows*	$0.00 - $3.00 ($1.50)
U.S. Government Agencies	$13,747,338	Market Approach	Transaction Price	$99.9063 - $102.0625 ($100.7375)
Warrants	$0	Income Approach	Future Cash Flows*	$0.00

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are securities that lack marketability and may include assumptions made from non public and/or unaudited financial statements. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

The Portfolio’s other securities classified as Level 3, with a fair value of $12,454,715 at April 30, 2015, are attributable to valuations from a single broker which were deemed to be indicative quotes (which do not necessarily represent prices the broker may be willing to trade on).

See Notes to Portfolio of Investments

SunAmerica Series Trust

Balanced Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2015 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 59.3%
Advertising Agencies — 0.1%
Alliance Data Systems Corp.†	924	$274,714

Aerospace/Defense — 0.9%
General Dynamics Corp.	3,800	521,816
Northrop Grumman Corp.	9,600	1,478,784
Raytheon Co.	900	93,600

		2,094,200

Aerospace/Defense-Equipment — 0.5%
Curtiss-Wright Corp.	2,600	189,956
United Technologies Corp.	7,537	857,334

		1,047,290

Agricultural Chemicals — 0.3%
Mosaic Co.	14,104	620,576

Agricultural Operations — 0.8%
Archer-Daniels-Midland Co.	28,000	1,368,640
Bunge, Ltd.	5,500	475,035

		1,843,675

Airlines — 1.2%
Alaska Air Group, Inc.	3,200	204,992
Delta Air Lines, Inc.	32,661	1,457,987
Southwest Airlines Co.	12,600	511,056
United Continental Holdings, Inc.†	8,622	515,078

		2,689,113

Apparel Manufacturers — 0.2%
Hanesbrands, Inc.	12,600	391,608
Ralph Lauren Corp.	769	102,592

		494,200

Applications Software — 1.9%
Citrix Systems, Inc.†	600	40,296
Microsoft Corp.	88,419	4,300,700

		4,340,996

Athletic Equipment — 0.1%
Jarden Corp.†	6,775	346,745

Audio/Video Products — 0.3%
Harman International Industries, Inc.	5,272	687,363

Auto-Cars/Light Trucks — 0.8%
General Motors Co.	50,935	1,785,781

Auto-Heavy Duty Trucks — 0.3%
PACCAR, Inc.	9,080	593,378

Auto/Truck Parts & Equipment-Original — 0.5%
Allison Transmission Holdings, Inc.	9,100	279,188
Delphi Automotive PLC	6,700	556,100
Johnson Controls, Inc.	6,571	331,047
Magna International, Inc.	1,280	64,550

		1,230,885

Banks-Commercial — 0.1%
BB&T Corp.	800	30,632
SVB Financial Group†	1,096	145,505

		176,137

Banks-Fiduciary — 0.1%
State Street Corp.	2,306	177,839

Banks-Super Regional — 2.4%
Fifth Third Bancorp	20,900	418,000
KeyCorp	3,000	43,350
PNC Financial Services Group, Inc.	7,900	724,667
SunTrust Banks, Inc.	600	24,900
Wells Fargo & Co.	78,580	4,329,758

		5,540,675

Batteries/Battery Systems — 0.2%
Energizer Holdings, Inc.	4,000	546,480

Beverages-Non-alcoholic — 0.4%
Coca-Cola Co.	10,553	428,030
PepsiCo, Inc.	5,300	504,136

		932,166

Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc., Class A	1,619	187,707

Brewery — 0.1%
Molson Coors Brewing Co., Class B	2,300	169,073

Building & Construction Products-Misc. — 0.2%
Fortune Brands Home & Security, Inc.	8,442	376,513

Building Products-Cement — 0.0%
Martin Marietta Materials, Inc.	307	43,794

Building Products-Wood — 0.1%
Masco Corp.	10,027	265,615

Building-Heavy Construction — 0.0%
SBA Communications Corp., Class A†	886	102,617

Building-Residential/Commercial — 0.3%
PulteGroup, Inc.	13,460	259,778
Toll Brothers, Inc.†	10,164	361,229

		621,007

Cable/Satellite TV — 0.8%
Charter Communications, Inc., Class A†	2,013	376,552
Comcast Corp., Class A	9,541	551,088
DISH Network Corp., Class A†	4,724	319,626
Time Warner Cable, Inc.	3,400	528,768

		1,776,034

Chemicals-Diversified — 0.7%
Axiall Corp.	2,508	102,326
Dow Chemical Co.	6,857	349,707
E.I. du Pont de Nemours & Co.	5,854	428,513
LyondellBasell Industries NV, Class A	6,700	693,584
PPG Industries, Inc.	577	127,840

		1,701,970

Commercial Services-Finance — 0.3%
H&R Block, Inc.	8,200	247,968
MasterCard, Inc., Class A	6,106	550,822

		798,790

Computer Services — 0.6%
Accenture PLC, Class A	6,529	604,912
Amdocs, Ltd.	5,100	280,857
Cognizant Technology Solutions Corp., Class A†	4,395	257,283
Leidos Holdings, Inc.	5,800	241,512

		1,384,564

Computers — 3.2%
Apple, Inc.	52,482	6,568,122
Hewlett-Packard Co.	21,000	692,370

		7,260,492

Computers-Memory Devices — 0.3%
Brocade Communications Systems, Inc.	30,900	349,170
SanDisk Corp.	4,700	314,618

		663,788

Consumer Products-Misc. — 0.0%
Spectrum Brands Holdings, Inc.	1,100	100,573

Containers-Metal/Glass — 0.2%
Crown Holdings, Inc.†	8,700	472,062

Containers-Paper/Plastic — 0.3%
Sealed Air Corp.	12,873	587,009

Cosmetics & Toiletries — 0.4%
Avon Products, Inc.	20,000	163,400
Colgate-Palmolive Co.	2,880	193,766
Procter & Gamble Co.	6,617	526,118

		883,284

Cruise Lines — 0.2%
Carnival Corp.	2,446	107,551
Royal Caribbean Cruises, Ltd.	5,272	358,812

		466,363

Data Processing/Management — 0.1%
Fidelity National Information Services, Inc.	5,423	338,883

Diagnostic Equipment — 0.0%
Danaher Corp.	500	40,940

Diversified Banking Institutions — 1.8%
Bank of America Corp.	52,975	843,892
Citigroup, Inc.	24,900	1,327,668
Goldman Sachs Group, Inc.	3,991	783,912
Morgan Stanley	32,720	1,220,783

		4,176,255

Diversified Manufacturing Operations — 0.6%
Eaton Corp. PLC	2,165	148,800
Illinois Tool Works, Inc.	12,900	1,207,182
SPX Corp.	934	71,918

		1,427,900

Diversified Operations — 0.1%
Restaurant Brands International, Inc.	8,411	343,001

E-Commerce/Products — 0.4%
Amazon.com, Inc.†	1,709	720,822
eBay, Inc.†	3,000	174,780

		895,602

E-Commerce/Services — 0.1%
Priceline Group, Inc.†	171	211,666

Electric-Integrated — 1.0%
CMS Energy Corp.	5,062	171,754
Edison International	4,159	253,449
Entergy Corp.	7,000	540,260
Exelon Corp.	8,029	273,146
NextEra Energy, Inc.	3,326	335,693
Public Service Enterprise Group, Inc.	12,900	535,866
Xcel Energy, Inc.	2,871	97,356

		2,207,524

Electronic Components-Misc. — 0.2%
TE Connectivity, Ltd.	6,616	440,295

Electronic Components-Semiconductors — 1.1%
Avago Technologies, Ltd.	10,854	1,268,615
Broadcom Corp., Class A	16,425	726,067
Freescale Semiconductor, Ltd.†	1,773	69,307
NVIDIA Corp.	11,800	261,901
Rovi Corp.†	6,500	120,315

		2,446,205

Electronic Forms — 0.3%
Adobe Systems, Inc.†	7,627	580,110

Electronics-Military — 0.0%
L-3 Communications Holdings, Inc.	636	73,083

Engineering/R&D Services — 0.3%
AECOM†	9,000	284,040
Fluor Corp.	3,960	238,155
Jacobs Engineering Group, Inc.†	4,841	207,485

		729,680

Enterprise Software/Service — 0.9%
Oracle Corp.	45,245	1,973,587

Entertainment Software — 0.4%
Activision Blizzard, Inc.	17,500	399,263
Electronic Arts, Inc.†	9,700	563,473

		962,736

Filtration/Separation Products — 0.1%
Pall Corp.	1,458	141,893

Finance-Credit Card — 1.3%
Discover Financial Services	20,100	1,165,197
Visa, Inc., Class A	27,166	1,794,314

		2,959,511

Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	9,213	280,996
TD Ameritrade Holding Corp.	1,778	64,453

		345,449

Finance-Other Services — 0.2%
Intercontinental Exchange, Inc.	1,737	390,009

Food-Confectionery — 0.1%
Hershey Co.	2,423	222,722

Food-Misc./Diversified — 0.3%
Ingredion, Inc.	5,600	444,640
Mondelez International, Inc., Class A	8,527	327,181

		771,821

Food-Retail — 0.6%
Kroger Co.	19,700	1,357,527

Gas-Distribution — 0.3%
CenterPoint Energy, Inc.	2,548	53,432
NiSource, Inc.	2,739	118,927
UGI Corp.	13,400	466,454

		638,813

Independent Power Producers — 0.2%
Calpine Corp.†	14,300	311,883
Dynegy, Inc.†	4,100	136,407

		448,290

Instruments-Controls — 0.8%
Honeywell International, Inc.	18,344	1,851,276

Insurance Brokers — 0.5%
Marsh & McLennan Cos., Inc.	20,079	1,127,637

Insurance-Life/Health — 0.3%
CNO Financial Group, Inc.	12,700	215,900
Lincoln National Corp.	5,100	288,099
Prudential Financial, Inc.	1,200	97,920

		601,919

Insurance-Multi-line — 0.9%
ACE, Ltd.	13,142	1,406,063
Allstate Corp.	3,500	243,810
MetLife, Inc.	6,952	356,568
Voya Financial, Inc.	1,600	67,744
XL Group PLC	1,952	72,380

		2,146,565

Insurance-Property/Casualty — 0.2%
Travelers Cos., Inc.	4,600	465,106

Insurance-Reinsurance — 0.5%
Aspen Insurance Holdings, Ltd.	3,700	172,901
Everest Re Group, Ltd.	3,000	536,730
PartnerRe, Ltd.	3,900	499,200

		1,208,831

Internet Content-Entertainment — 0.4%
Facebook, Inc., Class A†	11,943	940,750

Internet Security — 0.2%
VeriSign, Inc.†	8,300	527,133

Investment Management/Advisor Services — 0.9%
Affiliated Managers Group, Inc.†	507	114,648
Ameriprise Financial, Inc.	6,887	862,804
BlackRock, Inc.	1,963	714,414
Invesco, Ltd.	10,346	428,531

		2,120,397

Machinery-General Industrial — 0.1%
IDEX Corp.	3,000	225,030

Medical Instruments — 0.8%
Boston Scientific Corp.†	18,226	324,787
Medtronic PLC	19,603	1,459,444

		1,784,231

Medical Products — 0.2%
Stryker Corp.	4,737	436,941

Medical-Biomedical/Gene — 2.2%
Alexion Pharmaceuticals, Inc.†	748	126,584
Amgen, Inc.	8,900	1,405,399
Biogen, Inc.†	2,442	913,137
Celgene Corp.†	5,540	598,652
Gilead Sciences, Inc.†	11,081	1,113,751
Vertex Pharmaceuticals, Inc.†	6,970	859,262

		5,016,785

Medical-Drugs — 2.6%
Abbott Laboratories	9,460	439,133
Bristol-Myers Squibb Co.	10,246	652,978
Johnson & Johnson	13,712	1,360,231
Merck & Co., Inc.	12,565	748,371
Pfizer, Inc.	79,055	2,682,336

		5,883,049

Medical-Generic Drugs — 0.3%
Actavis PLC†	1,933	546,768
Perrigo Co. PLC	700	128,296

		675,064

Medical-HMO — 2.2%
Aetna, Inc.	8,358	893,220
Anthem, Inc.	10,400	1,569,672
Health Net, Inc.†	9,200	484,380
Humana, Inc.	4,427	733,111
UnitedHealth Group, Inc.	12,985	1,446,529

		5,126,912

Medical-Hospitals — 0.1%
LifePoint Hospitals, Inc.†	4,100	307,008

Medical-Wholesale Drug Distribution — 0.9%
McKesson Corp.	9,170	2,048,578

Metal-Aluminum — 0.0%
Alcoa, Inc.	7,823	104,985

Multimedia — 1.6%
Time Warner, Inc.	32,840	2,772,025
Twenty-First Century Fox, Inc., Class A	20,839	710,193
Twenty-First Century Fox, Inc., Class B	2,595	86,543

		3,568,761

Office Automation & Equipment — 0.2%
Pitney Bowes, Inc.	21,500	480,955

Oil Companies-Exploration & Production — 2.1%
Anadarko Petroleum Corp.	3,307	311,189
Concho Resources, Inc.†	1,150	145,659
ConocoPhillips	13,800	937,296
Denbury Resources, Inc.	12,000	105,720
EOG Resources, Inc.	3,733	369,380
EQT Corp.	2,140	192,472
Oasis Petroleum, Inc.†	19,600	351,624
Occidental Petroleum Corp.	24,153	1,934,655
Pioneer Natural Resources Co.	1,648	284,741
Southwestern Energy Co.†	3,366	94,349
WPX Energy, Inc.†	8,800	121,000

		4,848,085

Oil Companies-Integrated — 0.3%
Chevron Corp.	905	100,509
Exxon Mobil Corp.	5,475	478,351
Marathon Oil Corp.	2,500	77,750

		656,610

Oil Field Machinery & Equipment — 0.7%
Cameron International Corp.†	11,600	635,912
National Oilwell Varco, Inc.	16,600	903,206

		1,539,118

Oil Refining & Marketing — 1.0%
HollyFrontier Corp.	4,200	162,876
Marathon Petroleum Corp.	6,001	591,519
Phillips 66	2,952	234,123
Tesoro Corp.	3,600	308,988
Valero Energy Corp.	18,100	1,029,890

		2,327,396

Oil-Field Services — 0.8%
Baker Hughes, Inc.	10,633	727,935
Halliburton Co.	4,900	239,855
Schlumberger, Ltd.	9,610	909,202

		1,876,992

Paper & Related Products — 0.2%
International Paper Co.	9,900	531,828

Poultry — 0.2%
Pilgrim’s Pride Corp.	17,400	429,780

Real Estate Investment Trusts — 0.6%
American Capital Agency Corp.	18,200	375,557
American Tower Corp.	2,130	201,349
Annaly Capital Management, Inc.	8,000	80,560
Boston Properties, Inc.	519	68,669
Prologis, Inc.	3,172	127,514
RLJ Lodging Trust	8,500	252,195
Vornado Realty Trust	3,402	352,073

		1,457,917

Real Estate Management/Services — 0.3%
CBRE Group, Inc., Class A†	6,500	249,210
Jones Lang LaSalle, Inc.	2,100	348,726

		597,936

Retail-Apparel/Shoe — 0.2%
Foot Locker, Inc.	4,900	291,305
lululemon athletica, Inc.†	1,869	118,943
PVH Corp.	1,141	117,923

		528,171

Retail-Auto Parts — 0.1%
AutoZone, Inc.†	518	348,438

Retail-Building Products — 1.2%
Home Depot, Inc.	2,139	228,830
Lowe’s Cos., Inc.	37,386	2,574,400

		2,803,230

Retail-Consumer Electronics — 0.3%
Best Buy Co., Inc.	17,037	590,332

Retail-Discount — 0.1%
Costco Wholesale Corp.	807	115,441
Target Corp.	2,500	197,075

		312,516

Retail-Drug Store — 0.2%
CVS Health Corp.	3,649	362,309

Retail-Jewelry — 0.1%
Tiffany & Co.	1,421	124,309

Retail-Major Department Stores — 0.2%
TJX Cos., Inc.	6,708	432,934

Retail-Regional Department Stores — 0.4%
Dillard’s, Inc., Class A	4,100	539,519
Kohl’s Corp.	1,600	114,640
Macy’s, Inc.	4,500	290,835

		944,994

Retail-Restaurants — 0.2%
Dunkin’ Brands Group, Inc.	1,409	73,423
Starbucks Corp.	7,195	356,728

		430,151

Schools — 0.3%
Apollo Education Group, Inc.†	15,200	255,132
Graham Holdings Co., Class B	435	444,975

		700,107

Semiconductor Components-Integrated Circuits — 0.0%
NXP Semiconductor NV†	595	57,191

Semiconductor Equipment — 1.1%
Applied Materials, Inc.	878	17,376
KLA-Tencor Corp.	19,131	1,124,903
Lam Research Corp.	17,466	1,320,080

		2,462,359

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	2,000	263,180

Steel-Producers — 0.2%
United States Steel Corp.	17,272	414,873

Telephone-Integrated — 1.1%
AT&T, Inc.	16,200	561,168
CenturyLink, Inc.	13,334	479,491
Frontier Communications Corp.	31,600	216,776
Verizon Communications, Inc.	24,092	1,215,200

		2,472,635

Television — 0.2%
CBS Corp., Class B	6,733	418,321

Tobacco — 0.4%
Lorillard, Inc.	8,100	565,866
Philip Morris International, Inc.	4,796	400,322

		966,188

Transport-Rail — 0.3%
CSX Corp.	2,447	88,312
Union Pacific Corp.	5,092	540,923

		629,235

Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.†	4,900	203,448

Web Portals/ISP — 1.0%
Google, Inc., Class A†	1,380	757,303
Google, Inc., Class C†	1,745	937,557
Yahoo!, Inc.†	14,900	634,218

		2,329,078

Total Common Stocks (cost $113,302,338)		136,114,544

ASSET BACKED SECURITIES — 9.4%
Diversified Financial Services — 9.4%
Avenue of Americas VRS Series 2015-1177, Class A 2.96% due 12/13/2029*(1)	$140,000	143,141
Banc of America Commercial Mtg. Trust Series 2006-4, Class AM 5.68% due 07/10/2046(1)	155,000	163,048
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class A4 5.92% due 05/10/2045(1)	270,000	277,167
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class AM 5.95% due 05/10/2045(1)	190,000	198,917
Banc of America Merrill Lynch Commercial Mtg., Inc. VRS Series 2005-4, Class A5B 5.00% due 07/10/2045(1)	145,000	145,579
Banc of America Merrill Lynch Commercial Mtg., Inc., VRS Series 2006-2, Class AJ 5.95% due 05/10/2045(1)	190,000	197,559
Banc of America Mtg. Securities, Inc. FRS Series 2003-F, Class 2A1 2.65% due 07/25/2033(2)	96,276	96,588
Banc of America Mtg. Securities, Inc. Series 2004-5, Class 3A2 4.75% due 06/25/2019(2)	10,159	10,293
Bear Stearns Commercial Mtg. Securities Trust Series 2006-PW14, Class A4 5.20% due 12/11/2038(1)	340,000	356,314
Bear Stearns Commercial Mtg. Securities Trust Series 2006-PW14, Class AM 5.24% due 12/11/2038(1)	55,000	58,037
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2006-PW13, Class AM 5.58% due 09/11/2041(1)	155,000	162,519
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2006-PW11, Class A4 5.60% due 03/11/2039(1)	293,481	299,647
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2006-PW12, Class A4 5.89% due 09/11/2038(1)	138,208	143,232
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW16, Class AM 5.90% due 06/11/2040(1)	285,000	307,616

Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class AM 5.92% due 06/11/2050(1)	340,000	370,158
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-T28, Class AJ 6.14% due 09/11/2042(1)	260,000	281,325
CFC LLC Series 2014-2A, Class B 2.64% due 11/16/2020*	50,000	50,048
CFC LLC Series 2014-2A, Class C 3.24% due 11/16/2020*	70,000	69,865
Citigroup Commercial Mtg. Trust Series 2006-C5, Class A4 5.43% due 10/15/2049(1)	205,000	214,932
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-HE1, Class M1 0.51% due 01/25/2036	205,121	200,963
Citigroup Mtg. Loan Trust, Inc. FRS Series 2003-HE3, Class A 0.56% due 12/25/2033	85,519	81,968
Citigroup Mtg. Loan Trust, Inc. Series 2007-12 Class 2A1 6.50% due 10/25/2036*(2)	197,329	158,096
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD4, Class AMFX 5.37% due 12/11/2049(1)	380,000	396,273
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2005-CD1, Class C 5.40% due 07/15/2044(1)	180,000	181,284
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2006-CD2, Class AM 5.53% due 01/15/2046(1)	145,000	149,309
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class AJ 6.33% due 11/15/2044(1)	160,000	173,488
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class AM 6.33% due 11/15/2044(1)	265,000	290,138
CitiMortgage Alternative Loan Trust Series 2007-A1, Class 1A7 6.00% due 01/25/2037(2)	178,565	152,485
Colony American Homes, Inc. FRS Series 2014-1A, Class A 1.40% due 05/17/2031*	98,065	98,079
Commercial Mtg. Trust FRS Series 2014-KYO, Class B 1.48% due 06/11/2027*(1)	440,000	438,886
Commercial Mtg. Trust FRS Series 2013-FL3, Class B 2.33% due 10/13/2028*(1)	160,000	160,400
Commercial Mtg. Trust Series 2015-DC1, Class A5 3.35% due 02/10/2048(1)	150,000	155,058
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(1)	140,000	152,560
Commercial Mtg. Trust Series 2013-CR11, Class A4 4.26% due 10/10/2046(1)	225,000	250,206
Commercial Mtg. Trust VRS Series 2005-GG3, Class B 4.89% due 08/10/2042(1)	29,451	29,507
Core Industrial Trust Series 2015-TEXW, Class A 3.08% due 02/10/2034*(1)	245,000	250,975
Countrywide Alternative Loan Trust FRS Series 2006-OA9, Class 1A1 0.38% due 07/20/2046(2)	336,585	252,874
Countrywide Alternative Loan Trust Series 2006-J5, Class 1A1 6.50% due 09/25/2036(2)	364,712	328,370
Countrywide Asset-Backed Certs. FRS Series 2005-5, Class M2 0.67% due 10/25/2035	100,134	99,397
Countrywide Asset-Backed Certs. FRS Series 2004-6, Class M1 1.08% due 10/25/2034	202,413	195,886
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-21, Class A2 5.50% due 10/25/2035(2)	59,964	60,224
Credit Suisse Commercial Mtg. Trust VRS Series 2006-C1, Class A4 5.61% due 02/15/2039(1)	120,481	122,399
Credit Suisse Commercial Mtg. Trust VRS Series 2006-C1, Class AJ 5.65% due 02/15/2039(1)	180,000	185,280
Credit Suisse First Boston Mtg. Securities Corp. FRS Series 2004-AR8, Class 2A1 2.47% due 09/25/2034(2)	37,135	36,885
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A4 3.51% due 04/15/2050(1)	135,000	141,605
DBUBS Mtg. Trust Series 2011-LC3A, Class A2 3.64% due 08/10/2044(1)	150,000	153,532
First Franklin Mtg. Loan Trust FRS Series 2004-FF4, Class M1 1.03% due 06/25/2034	270,298	239,939
Flagship Credit Auto Trust Series 2014-1, Class C 3.34% due 04/15/2020*	90,000	90,081
GS Mtg. Securities Corp. II Series 2006-GG8, Class A4 5.56% due 11/10/2039(1)	369,781	386,650
GS Mtg. Securities Corp. II Series 2006-GG8, Class AM 5.59% due 11/10/2039(1)	780,000	821,997
GS Mtg. Securities Trust VRS Series 2006-GG6, Class A4 5.55% due 04/10/2038(1)	1,000,000	1,012,065

GSAMP Trust FRS Series 2006-FM1, Class A2C 0.34% due 04/25/2036	312,395	208,147
GSAMP Trust FRS Series 2006-NC1, Class A2 0.36% due 02/25/2036	101,492	98,721
GSAMP Trust FRS Series 2005-SEA2, Class M1 0.69% due 01/25/2045*	90,000	84,865
JP Morgan Mtg. Trust Series 2014-S1, Class 1A7 5.00% due 09/25/2034(2)	282,926	293,425
JPMorgan Chase Commercial Mtg. Securities Trust Series 2006-LDP8, Class AM 5.44% due 05/15/2045(1)	330,000	346,370
LB-UBS Commercial Mtg. Trust VRS Series 2006-C6, Class AJ 5.45% due 09/15/2039(1)	425,000	444,325
Lehman Mtg. Trust Series 2007-4, Class 4A1 6.00% due 05/25/2037(2)	30,329	29,562
Long Beach Mortgage Loan Trust FRS Series 2004-3, Class M1 1.04% due 07/25/2034	150,072	144,607
Merrill Lynch Mtg. Trust VRS Series 2005-CIP1, Class A4 5.05% due 07/12/2038(1)	47,155	47,235
Merrill Lynch Mtg. Trust VRS Series 2005-CIP1, Class AM 5.11% due 07/12/2038(1)	25,000	25,093
Merrill Lynch Mtg. Trust VRS Series 2005-CK11, Class A6 5.45% due 11/12/2037(1)	732,487	736,640
Merrill Lynch Mtg. Trust VRS Series 2006-C1, Class A4 5.87% due 05/12/2039(1)	180,000	184,526
Merrill Lynch Mtg. Trust VRS Series 2007-C1, Class A1A 6.03% due 06/12/2050(1)	326,633	342,171
Merrill Lynch/Countrywide Commercial Mtg. Trust Pass Through Certs. Series 2006-4, Class AM 5.20% due 12/12/2049(1)	175,000	184,990
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A4 2.86% due 11/15/2045(1)	140,000	142,630
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4 2.92% due 02/15/2046(1)	55,000	56,140
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8, Class A4 3.13% due 12/15/2048(1)	175,000	181,200
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2029*(1)	240,000	252,426
Morgan Stanley Capital I Trust VRS Series 2006-T21, Class A4 5.16% due 10/12/2052(1)	280,000	283,007
Morgan Stanley Capital I Trust Series 2006-HQ10, Class A4 5.33% due 11/12/2041(1)	141,095	147,470
Morgan Stanley Capital I Trust Series 2006-IQ12 Class A4 5.33% due 12/15/2043(1)	243,638	255,293
Morgan Stanley Capital I Trust Series 2006-HQ10, Class AM 5.36% due 11/12/2041(1)	355,000	373,665
Morgan Stanley Capital I Trust VRS Series 2005-HQ7, Class AJ 5.36% due 11/14/2042(1)	330,000	334,002
Morgan Stanley Capital I Trust VRS Series 2007-HQ11, Class AJ 5.51% due 02/12/2044(1)	175,000	182,363
Morgan Stanley Capital I Trust VRS Series 2006-HQ8, Class A4 5.60% due 03/12/2044(1)	156,043	157,792
Morgan Stanley Capital I Trust VRS Series 2006-HQ8, Class AM 5.65% due 03/12/2044(1)	105,000	107,540
Morgan Stanley Capital I Trust VRS Series 2006-T23, Class AM 6.01% due 08/12/2041(1)	370,000	388,770
Morgan Stanley Capital I Trust VRS Series 2006-T23, Class AJ 6.01% due 08/12/2041(1)	245,000	257,193
Morgan Stanley Capital I Trust VRS Series 2007-IQ16, Class AM 6.29% due 12/12/2049(1)	475,000	519,691
Morgan Stanley Re-REMIC Trust VRS Series 2009-GG10, Class A4A 5.99% due 08/12/2045*(1)	587,648	627,469
Option One Mtg. Loan Trust FRS Series 2004-3, Class M2 1.04% due 11/25/2034	64,795	60,431
Park Place Securities, Inc. FRS Series 2005-WHQ2, Class M1 0.60% due 05/25/2035	290,000	287,818
Park Place Securities, Inc. FRS Pass Through Certs. Series 2005-WHQ1, Class M2 0.68% due 03/25/2035	77,955	77,314
PFP III, Ltd. FRS Series 2014-1, Class A 1.35% due 06/14/2031*(1)	116,619	116,619
Renaissance Home Equity Loan Trust FRS Series 2005-2, Class AV3 0.55% due 08/25/2035	239,229	215,875
Residential Asset Mtg. Products Trust FRS Series 2005-RS4, Class M1 0.61% due 04/25/2035	32,135	31,998
Santander Drive Auto Receivables Trust Series 2014-2, Class A2A 0.75% due 07/17/2017	262,178	261,977
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class A4 5.42% due 01/15/2045(1)	200,638	203,359
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C21, Class A4 5.43% due 10/15/2044(1)	60,465	60,718

Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C21, Class B 5.43% due 10/15/2044(1)	200,000	202,242
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C27, Class AM 5.80% due 07/15/2045(1)	105,000	110,166
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C25, Class A5 5.90% due 05/15/2043(1)	195,000	201,547
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C25, Class A4 5.90% due 05/15/2043(1)	141,392	144,480
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 6.17% due 06/15/2045(1)	190,000	199,040
Washington Mutual Mtg. Pass Through Certs. Series 2006-5, Class 2CB1 6.00% due 07/25/2036(2)	115,934	87,922
Wells Fargo Commercial Mtg. Trust Series 2015-LC20, Class A5 3.18% due 04/15/2050(1)	115,000	117,132
Wells Fargo Commercial Mtg. Trust Series 2014-LC18, Class AS 3.81% due 12/15/2047(1)	100,000	105,450
Wells Fargo Home Equity Trust VRS Series 2004-2, Class AI6 5.00% due 10/25/2034	2,318	2,321
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR8, Class 1A1 2.65% due 06/25/2035(2)	259,925	264,642
Wells Fargo Mtg. Backed Securities Trust Series 2005-2, Class 2A1 4.75% due 04/25/2020(2)	10,515	10,800
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A1 6.00% due 06/25/2037(2)	120,473	121,979
WF-RBS Commercial Mtg. Trust Series 2012-C10, Class A3 2.88% due 12/15/2045(1)	110,000	112,374
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(1)	105,000	114,428

Total Asset Backed Securities (cost $22,545,267)		21,540,804

U.S. CORPORATE BONDS & NOTES — 9.8%
Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 2.90% due 03/01/2025	125,000	124,934
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	40,000	37,943

		162,877

Agricultural Chemicals — 0.0%
CF Industries, Inc. Company Guar. Notes 5.38% due 03/15/2044	70,000	76,356

Applications Software — 0.0%
Microsoft Corp. Senior Notes 3.75% due 02/12/2045	105,000	99,476

Banks-Commercial — 0.2%
Discover Bank Senior Notes 4.20% due 08/08/2023	250,000	260,698
HSBC USA, Inc. Senior Notes 2.38% due 11/13/2019	190,000	191,401

		452,099

Banks-Fiduciary — 0.0%
State Street Corp. Senior Notes 3.30% due 12/16/2024	95,000	97,236

Banks-Super Regional — 0.2%
Wells Fargo & Co. Senior Notes 3.68% due 06/15/2016	395,000	407,864
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	110,000	124,587

		532,451

Brewery — 0.1%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.63% due 01/17/2023	130,000	127,803
SABMiller Holdings, Inc. Company Guar. Notes 2.45% due 01/15/2017*	200,000	204,084

		331,887

Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series B 6.50% due 11/15/2022	185,000	195,637

Cable/Satellite TV — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	85,000	88,326
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.38% due 06/01/2020	145,000	154,425
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	100,000	109,568
Comcast Corp. Company Guar. Notes 6.30% due 11/15/2017	40,000	45,066
Comcast Corp. Company Guar. Notes 6.50% due 01/15/2017	65,000	71,097
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	105,000	106,362

DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	155,000	164,119

		738,963

Casino Hotels — 0.1%
MGM Resorts International Company Guar. Notes 7.75% due 03/15/2022	150,000	168,375

Cellular Telecom — 0.1%
Sprint Communications Company Guar. Notes 9.00% due 11/15/2018*	60,000	68,269
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	35,000	35,131

		103,400

Chemicals-Diversified — 0.0%
Dow Chemical Co. Senior Notes 4.63% due 10/01/2044	45,000	45,824

Chemicals-Plastics — 0.1%
Hexion US Finance Corp. Senior Sec. Notes 6.63% due 04/15/2020	135,000	126,225

Chemicals-Specialty — 0.1%
Ashland, Inc. Company Guar. Notes 4.75% due 08/15/2022	165,000	169,125
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	135,000	136,350

		305,475

Coal — 0.0%
Peabody Energy Corp. Company Guar. Notes 6.25% due 11/15/2021	150,000	90,000

Computer Services — 0.1%
International Business Machines Corp. Senior Notes 3.38% due 08/01/2023	120,000	124,720

Computers — 0.1%
Apple, Inc. Senior Notes 2.15% due 02/09/2022	120,000	117,955
Apple, Inc. Senior Notes 3.45% due 02/09/2045	65,000	58,125
Apple, Inc. Senior Notes 3.85% due 05/04/2043	45,000	43,496

		219,576

Consumer Products-Misc. — 0.1%
Central Garden and Pet Co. Company Guar. Notes 8.25% due 03/01/2018	44,000	45,100
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 6.88% due 02/15/2021	100,000	105,063
Scotts Miracle-Gro Co. Company Guar. Notes 6.63% due 12/15/2020	40,000	42,100

		192,263

Containers-Paper/Plastic — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	140,000	146,300

Data Processing/Management — 0.2%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	175,000	180,742
First Data Corp. Sec. Notes 8.75% due 01/15/2022*(3)	145,000	155,150
First Data Corp. Senior Sec. Notes 8.88% due 08/15/2020*	130,000	137,475

		473,367

Dialysis Centers — 0.1%
Fresenius Medical Care US Finance, Inc. Company Guar. Notes 5.75% due 02/15/2021*	100,000	109,250

Diversified Banking Institutions — 1.3%
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	30,000	30,463
Bank of America Corp. Senior Notes 3.63% due 03/17/2016	135,000	138,142
Bank of America Corp. Senior Notes 3.75% due 07/12/2016	15,000	15,465
Bank of America Corp. Senior Notes 3.88% due 03/22/2017	300,000	313,570
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	120,000	118,193
Bank of America Corp. Senior Notes 4.88% due 04/01/2044	60,000	65,353
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	85,000	93,844
Citigroup, Inc. FRS Sub. Notes 0.53% due 06/09/2016	165,000	164,247
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	120,000	122,298
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	100,000	101,218
Citigroup, Inc. Senior Notes 4.95% due 11/07/2043	70,000	77,549
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	210,000	213,721

Goldman Sachs Group, Inc. Senior Notes 2.63% due 01/31/2019	70,000	71,281
Goldman Sachs Group, Inc. Senior Notes 2.90% due 07/19/2018	185,000	190,644
Goldman Sachs Group, Inc. Senior Notes 3.30% due 05/03/2015	115,000	115,000
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	124,000	124,037
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	100,000	106,294
Morgan Stanley Senior Notes 2.38% due 07/23/2019	130,000	130,426
Morgan Stanley Senior Notes 2.50% due 01/24/2019	85,000	86,216
Morgan Stanley Senior Notes 3.88% due 04/29/2024	110,000	113,878
Morgan Stanley Senior Notes 4.30% due 01/27/2045	105,000	103,250
Morgan Stanley Senior Notes 5.45% due 01/09/2017	120,000	127,971
UBS AG Senior Notes 2.38% due 08/14/2019	250,000	252,050

		2,875,110

Diversified Financial Services — 0.1%
General Electric Capital Corp. Senior Notes 2.20% due 01/09/2020	170,000	172,288
General Electric Capital Corp. Senior Notes 2.30% due 04/27/2017	150,000	153,934

		326,222

Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 4.13% due 10/09/2042	70,000	72,628
General Electric Co. Senior Notes 4.50% due 03/11/2044	135,000	148,186
General Electric Co. Senior Notes 5.25% due 12/06/2017	40,000	44,072
Textron, Inc. Senior Notes 3.88% due 03/01/2025	65,000	66,670

		331,556

Diversified Operations — 0.0%
MUFG Americas Holdings Corp. Senior Notes 3.00% due 02/10/2025	45,000	43,803

Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st Mtg. Notes 4.20% due 12/01/2042	50,000	49,270

Electric-Integrated — 0.8%
Alabama Power Co. Senior Notes 4.15% due 08/15/2044	30,000	31,714
Baltimore Gas & Electric Co. Senior Notes 2.80% due 08/15/2022	115,000	116,130
Berkshire Hathaway Energy Co. Senior Notes 4.50% due 02/01/2045	60,000	64,159
Berkshire Hathaway Energy Co. Senior Notes 5.15% due 11/15/2043	70,000	81,910
Carolina Power & Light Co. 1st Mtg. Notes 4.10% due 03/15/2043	85,000	89,227
Consolidated Edison Co. of New York, Inc. Senior Notes 4.63% due 12/01/2054	90,000	96,933
Dominion Resources, Inc. Senior Notes 4.70% due 12/01/2044	110,000	118,876
Dominion Resources, Inc. Senior Notes 5.20% due 08/15/2019	175,000	196,296
Duke Energy Corp. Senior Notes 3.05% due 08/15/2022	195,000	199,017
Entergy Arkansas, Inc. 1st. Mtg. Notes 3.75% due 02/15/2021	65,000	69,334
FirstEnergy Transmission LLC Senior Notes 5.45% due 07/15/2044*	55,000	59,803
Mississippi Power Co. Senior Notes 4.25% due 03/15/2042	120,000	121,039
NiSource Finance Corp. Company Guar. Notes 4.80% due 02/15/2044	50,000	55,105
NiSource Finance Corp. Company Guar. Notes 5.80% due 02/01/2042	25,000	30,769
Pacific Gas & Electric Co. Senior Notes 4.75% due 02/15/2044	85,000	95,877
PacifiCorp 1st. Mtg. Notes 2.95% due 02/01/2022	110,000	112,786
PPL Capital Funding, Inc. Company Guar. Notes 4.70% due 06/01/2043	35,000	38,505
Southern California Edison Co. 1st Mtg. Bonds 3.60% due 02/01/2045	30,000	28,983

Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	70,000	72,341
Xcel Energy, Inc. Senior Notes 4.70% due 05/15/2020	95,000	104,696

		1,783,500

Enterprise Software/Service — 0.1%
Infor US, Inc. Senior Notes 6.50% due 05/15/2022*	90,000	92,475
Oracle Corp. Senior Notes 4.50% due 07/08/2044	110,000	114,888

		207,363

Finance-Auto Loans — 0.5%
Ford Motor Credit Co. LLC Senior Notes 2.38% due 01/16/2018	290,000	294,415
Ford Motor Credit Co. LLC Senior Notes 2.75% due 05/15/2015	200,000	200,027
Ford Motor Credit Co. LLC Senior Notes 3.00% due 06/12/2017	400,000	411,254
Ford Motor Credit Co. LLC Senior Notes 3.66% due 09/08/2024	200,000	204,256

		1,109,952

Finance-Consumer Loans — 0.1%
Synchrony Financial Senior Notes 2.70% due 02/03/2020	115,000	115,236
Synchrony Financial Senior Notes 3.00% due 08/15/2019	110,000	112,208
Synchrony Financial Senior Notes 4.25% due 08/15/2024	40,000	41,377

		268,821

Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Notes 2.85% due 01/27/2025	70,000	69,846

Food-Confectionery — 0.0%
JM Smucker Co. Company Guar. Notes 3.50% due 03/15/2025*	95,000	95,662

Food-Flour & Grain — 0.1%
Post Holdings Inc. Company Guar. Notes 7.38% due 02/15/2022	160,000	166,000

Food-Misc./Diversified — 0.0%
Kraft Foods Group, Inc. Senior Notes 1.63% due 06/04/2015	85,000	85,073

Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 5.38% due 01/15/2022	170,000	180,200

Gas-Distribution — 0.1%
Dominion Gas Holdings LLC Senior Notes 3.60% due 12/15/2024	32,000	33,382
Sempra Energy Senior Notes 2.88% due 10/01/2022	130,000	129,475

		162,857

Insurance-Life/Health — 0.1%
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	81,000	87,761
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/2019	190,000	228,833

		316,594

Insurance-Multi-line — 0.2%
ING US, Inc. Company Guar. Notes 2.90% due 02/15/2018	145,000	149,325
MetLife, Inc. Senior Notes 4.13% due 08/13/2042	45,000	45,398
Metlife, Inc. Senior Notes 4.72% due 12/15/2044	35,000	38,456
MetLife, Inc. Senior Notes 4.75% due 02/08/2021	100,000	112,722

		345,901

Insurance-Reinsurance — 0.1%
Berkshire Hathaway, Inc. Senior Notes 4.50% due 02/11/2043	90,000	99,173
Swiss Re Treasury US Corp. Company Guar. Notes 4.25% due 12/06/2042*	20,000	20,574

		119,747

Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 2.68% due 12/15/2019	65,000	66,281

Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 3.63% due 05/22/2024	145,000	151,098
Gilead Sciences, Inc. Senior Notes 4.50% due 02/01/2045	120,000	126,414

		277,512

Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 4.40% due 11/06/2042	25,000	24,624
GlaxoSmithKline Capital, Inc. Company Guar. Notes 4.20% due 03/18/2043	80,000	81,711
Merck & Co., Inc. Senior Notes 3.70% due 02/10/2045	66,000	63,790

Valeant Pharmaceuticals International Company Guar. Notes 7.25% due 07/15/2022*	175,000	186,594

		356,719

Medical-HMO — 0.1%
UnitedHealth Group, Inc. Senior Notes 3.95% due 10/15/2042	45,000	44,621
WellPoint, Inc. Senior Notes 4.63% due 05/15/2042	50,000	52,330
WellPoint, Inc. Senior Notes 5.10% due 01/15/2044	95,000	106,094

		203,045

Medical-Hospitals — 0.3%
HCA Holdings, Inc. Senior Notes 7.75% due 05/15/2021	175,000	186,375
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	145,000	169,650
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	225,000	228,375

		584,400

Medical-Wholesale Drug Distribution — 0.0%
McKesson Corp. Senior Notes 2.70% due 12/15/2022	86,000	84,682

Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 5.45% due 03/15/2043	115,000	100,593
Freeport-McMoRan, Inc. Company Guar. Notes 4.55% due 11/14/2024	115,000	111,574
Southern Copper Corp. Senior Notes 5.25% due 11/08/2042	192,000	176,509

		388,676

Multimedia — 0.2%
21st Century Fox America, Inc. Company Guar. Notes 5.40% due 10/01/2043	50,000	58,415
NBCUniversal Media LLC Company Guar. Notes 4.38% due 04/01/2021	155,000	172,367
Time Warner, Inc. Company Guar. Notes 4.65% due 06/01/2044	155,000	160,218
Viacom, Inc. Senior Notes 5.25% due 04/01/2044	35,000	35,098

		426,098

Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 5.50% due 01/15/2040	85,000	100,626

Oil Companies-Exploration & Production — 0.4%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	135,000	137,019
Anadarko Petroleum Corp. Senior Notes 6.38% due 09/15/2017	100,000	111,122
Denbury Resources, Inc. Company Guar. Notes 4.63% due 07/15/2023	85,000	76,500
EP Energy LLC/Everest Acquisition Finance, Inc. Sec. Notes 6.88% due 05/01/2019	65,000	67,015
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.75% due 02/01/2021	200,000	172,000
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	130,000	139,021
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	105,000	106,510

		809,187

Oil Companies-Integrated — 0.0%
Phillips 66 Company Guar. Notes 4.88% due 11/15/2044	75,000	78,772

Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 2.25% due 06/15/2019	90,000	90,077
Express Scripts Holding Co. Company Guar. Notes 4.75% due 11/15/2021	140,000	155,674

		245,751

Pipelines — 0.5%
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 03/15/2044	65,000	66,818
Enterprise Products Operating LLC Company Guar. Notes 5.70% due 02/15/2042	24,000	27,873
Kinder Morgan Energy Partners LP Senior Notes 3.50% due 03/01/2021	50,000	50,454
Kinder Morgan Energy Partners LP Senior Notes 5.00% due 03/01/2043	120,000	112,047
Kinder Morgan Energy Partners LP Senior Notes 5.40% due 09/01/2044	75,000	73,793
Kinder Morgan Energy Partners LP Senior Notes 5.50% due 03/01/2044	30,000	30,166
ONEOK Partners LP Company Guar. Notes 3.25% due 02/01/2016	70,000	70,888
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.60% due 11/01/2024	115,000	115,220

Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 5.75% due 01/15/2020	85,000	96,706
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	24,000	24,628
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.30% due 04/01/2044	90,000	91,046
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.35% due 05/15/2045	50,000	51,119
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	80,000	83,200
Williams Partners LP Senior Notes 4.90% due 01/15/2045	75,000	69,994
Williams Partners LP Senior Notes 5.10% due 09/15/2045	80,000	75,174
Williams Partners LP Senior Notes 5.40% due 03/04/2044	45,000	43,649

		1,082,775

Publishing-Periodicals — 0.0%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	50,000	50,275

Radio — 0.1%
Sirius XM Radio, Inc. Company Guar. Notes 5.75% due 08/01/2021*	160,000	166,400

Real Estate Investment Trusts — 0.2%
Corrections Corp of America Company Guar. Notes 4.13% due 04/01/2020	170,000	171,700
Geo Group, Inc. Company Guar. Notes 6.63% due 02/15/2021	90,000	94,950
HCP, Inc. Senior Notes 5.38% due 02/01/2021	185,000	208,052
Liberty Property LP Senior Notes 3.38% due 06/15/2023	45,000	44,336
Ventas Realty LP Company Guar. Notes 4.38% due 02/01/2045	40,000	38,921

		557,959

Rental Auto/Equipment — 0.2%
Hertz Corp. Company Guar. Notes 5.88% due 10/15/2020	100,000	101,750
Hertz Corp. Company Guar. Notes 6.25% due 10/15/2022	30,000	31,050
Hertz Corp. Company Guar. Notes 7.38% due 01/15/2021	65,000	68,413
United Rentals North America, Inc. Company Guar. Notes 7.63% due 04/15/2022	175,000	192,937

		394,150

Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021	120,000	137,400

Retail-Bedding — 0.1%
Serta Simmons Holdings LLC Senior Notes 8.13% due 10/01/2020*	105,000	111,300

Retail-Discount — 0.1%
Target Corp. Senior Notes 3.50% due 07/01/2024	60,000	63,043
Wal-Mart Stores, Inc. Senior Notes 4.00% due 04/11/2043	95,000	97,063
Wal-Mart Stores, Inc. Senior Notes 4.30% due 04/22/2044	60,000	64,636

		224,742

Retail-Drug Store — 0.2%
CVS Caremark Corp. Senior Notes 2.75% due 12/01/2022	90,000	90,263
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/2032*	70,732	90,992
Walgreens Boots Alliance, Inc. Company Guar. Notes 3.80% due 11/18/2024	210,000	215,283
Walgreens Boots Alliance, Inc. Company Guar. Notes 4.80% due 11/18/2044	10,000	10,367

		406,905

Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	120,000	126,900

Retail-Regional Department Stores — 0.0%
Macy’s Retail Holdings, Inc. Company Guar. Notes 4.30% due 02/15/2043	15,000	14,913

Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co. Company Guar. Notes 6.50% due 03/01/2021	115,000	121,670
Goodyear Tire & Rubber Co. Company Guar. Notes 8.25% due 08/15/2020	45,000	47,475

		169,145

Steel-Producers — 0.0%
Nucor Corp. Senior Notes 5.20% due 08/01/2043	45,000	49,461

Telecommunication Equipment — 0.0%
Harris Corp. Senior Notes 5.05% due 04/27/2045	65,000	65,131

Telephone-Integrated — 0.5%
AT&T, Inc. Senior Notes 4.30% due 12/15/2042	270,000	247,112
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	60,000	59,157
CenturyLink, Inc. Senior Notes 6.75% due 12/01/2023	115,000	124,403
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	75,000	76,875
Verizon Communications, Inc. Senior Notes 2.45% due 11/01/2022	60,000	57,505
Verizon Communications, Inc. Senior Notes 2.50% due 09/15/2016	69,000	70,444
Verizon Communications, Inc. Senior Notes 3.50% due 11/01/2024	5,000	5,059
Verizon Communications, Inc. Senior Notes 3.85% due 11/01/2042	75,000	67,020
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048*	101,000	95,613
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	217,000	218,776
Windstream Corp. Company Guar. Notes 7.75% due 10/01/2021	190,000	186,675

		1,208,639

Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	90,000	89,554
Altria Group, Inc. Company Guar. Notes 4.25% due 08/09/2042	115,000	111,723
Philip Morris International, Inc. Senior Notes 3.88% due 08/21/2042	40,000	38,019
Philip Morris International, Inc. Senior Notes 4.13% due 03/04/2043	45,000	45,104
Philip Morris International, Inc. Senior Notes 4.88% due 11/15/2043	15,000	16,699

		301,099

Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 3.25% due 03/30/2025	55,000	54,371

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 3.05% due 09/01/2022	70,000	71,700
Burlington Northern Santa Fe LLC Senior Notes 3.60% due 09/01/2020	110,000	117,734
Burlington Northern Santa Fe LLC Senior Notes 4.55% due 09/01/2044	30,000	31,534
Burlington Northern Santa Fe LLC Senior Notes 4.90% due 04/01/2044	55,000	62,046

		283,014

Wire & Cable Products — 0.0%
Belden, Inc. Company Guar. Notes 5.50% due 09/01/2022*	85,000	87,338

Total U.S. Corporate Bonds & Notes (cost $21,980,357)		22,442,900

FOREIGN CORPORATE BONDS & NOTES — 2.8%
Banks-Commercial — 0.9%
Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018	205,000	207,810
BPCE SA Company Guar. Notes 2.25% due 01/27/2020	390,000	391,562
Credit Suisse New York Senior Notes 3.63% due 09/09/2024	250,000	255,957
HSBC Bank PLC Senior Notes 3.10% due 05/24/2016*	275,000	282,060
Intesa Sanpaolo SpA Company Guar. Notes 3.88% due 01/15/2019	250,000	262,796
Skandinaviska Enskilda Banken AB Senior Notes 1.75% due 03/19/2018*	200,000	200,576
Skandinaviska Enskilda Banken AB Senior Notes 2.38% due 11/20/2018*	200,000	203,410
Swedbank AB Senior Notes 2.13% due 09/29/2017*	200,000	202,849

		2,007,020

Cellular Telecom — 0.0%
Vodafone Group PLC Senior Notes 4.38% due 02/19/2043	21,000	20,101

Chemicals-Diversified — 0.1%
LYB International Finance BV Company Guar. Notes 4.88% due 03/15/2044	125,000	132,094

Diversified Banking Institutions — 0.0%
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	40,000	42,812

Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 7.75% due 03/15/2020*	140,000	148,029

Diversified Minerals — 0.1%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 5.00% due 09/30/2043	30,000	33,420
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 8.25% due 11/01/2019*	130,000	113,425

Xstrata Finance Canada, Ltd. Company Guar. Notes 4.25% due 10/25/2022*	30,000	30,683
Xstrata Finance Canada, Ltd. Company Guar. Notes 5.55% due 10/25/2042*	125,000	128,745

		306,273

Electric-Generation — 0.0%
Electricite de France SA Senior Notes 4.88% due 01/22/2044*	55,000	59,794

Electric-Integrated — 0.1%
PPL WEM Holdings, Ltd. Senior Notes 5.38% due 05/01/2021*	105,000	119,547

Finance-Investment Banker/Broker — 0.1%
Banco BTG Pactual SA Senior Notes 4.00% due 01/16/2020*	400,000	369,200

Gold Mining — 0.0%
Barrick Gold Corp. Senior Notes 5.25% due 04/01/2042	40,000	37,689

Investment Companies — 0.1%
CDP Financial, Inc. Senior Notes 3.15% due 07/24/2024*	250,000	258,174

Medical-Drugs — 0.1%
GlaxoSmithKline Capital PLC Company Guar. Notes 2.85% due 05/08/2022	115,000	116,125
Teva Pharmaceutical Finance Co., BV Company Guar. Notes 2.95% due 12/18/2022	50,000	49,608

		165,733

Medical-Generic Drugs — 0.2%
Actavis Funding SCS Company Guar. Notes 3.45% due 03/15/2022	150,000	152,411
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	170,000	171,832
Actavis Funding SCS Company Guar. Notes 4.75% due 03/15/2045	40,000	40,438
Perrigo Finance PLC Company Guar. Notes 3.50% due 12/15/2021	200,000	204,548

		569,229

Metal-Iron — 0.0%
Vale SA Senior Notes 5.63% due 09/11/2042	35,000	31,212

Multimedia — 0.1%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	125,000	129,062

Oil Companies-Exploration & Production — 0.0%
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	35,000	34,125

Oil Companies-Integrated — 0.3%
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	180,000	186,095
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/18/2024	255,000	268,974
Shell International Finance BV Company Guar. Notes 4.55% due 08/12/2043	100,000	109,603
Suncor Energy, Inc. Senior Notes 6.10% due 06/01/2018	85,000	95,702

		660,374

Satellite Telecom — 0.1%
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 10/15/2020	230,000	237,159

Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 5.75% due 02/15/2021*	200,000	212,500

Telecom Services — 0.1%
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*	150,000	155,962

Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Notes 2.25% due 03/06/2017*	235,000	239,001
Orange SA Senior Notes 5.50% due 02/06/2044	35,000	40,251

		279,252

Television — 0.1%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	40,000	41,272
Videotron, Ltd. Company Guar. Notes 5.38% due 06/15/2024*	100,000	103,625

		144,897

Total Foreign Corporate Bonds & Notes (cost $6,020,208)		6,120,238

U.S. GOVERNMENT AGENCIES — 10.8%
Federal Home Loan Mtg. Corp. — 1.7%
2.06% due 06/01/2037 FRS	59,095	62,781
2.13% due 07/01/2037 FRS	14,114	15,028
2.24% due 06/01/2037 FRS	2,378	2,470
2.25% due 06/01/2037 FRS	5,684	5,950
3.50% due 05/01/2042	112,527	118,124
3.50% due 08/01/2042	140,810	147,623
3.50% due May 30 TBA	940,000	983,383
4.00% due May 30 TBA	1,140,000	1,216,487
4.50% due 10/01/2019	41,281	43,426
4.50% due May 30 TBA	180,000	195,705
5.00% due May 15 TBA	11,313	11,983
5.00% due May 30 TBA	320,000	355,464
5.50% due 07/01/2034	59,526	67,500

Federal Home Loan Mtg. Corp. REMIC
Series 4056, Class BI
3.00% due 05/15/2027(2)(4)	74,858	8,162
Series 4097, Class CI
3.00% due 08/15/2027(2)(4)	230,420	27,075
Series 4097, Class HI
3.00% due 08/15/2027(2)(4)	475,770	55,686
Series 4146, Class AI
3.00% due 12/15/2027(2)(4)	122,336	12,596
Series 4207, Class JI
3.00% due 05/15/2028(2)(4)	584,820	64,774
Series 4323, Class IW
3.50% due 04/15/2028(2)(4)	235,830	28,251
Series 3963, Class JM
3.50% due 01/15/2040(2)	304,841	322,319
Series 3896, Class PA
4.00% due 03/15/2040(2)	77,039	81,055
Series 3777, Class NA
4.50% due 01/15/2039(2)	45,917	49,118

		3,874,960

Federal National Mtg. Assoc. — 5.9%
1.50% due 06/22/2020	455,000	452,915
3.00% due 05/01/2027	55,102	57,971
3.00% due 06/01/2027	61,863	65,026
3.00% due May 15 TBA	1,280,000	1,339,440
3.00% due May 30 TBA	2,830,000	2,879,585
3.50% due 03/01/2042	18,515	19,514
3.50% due 08/01/2042	127,548	134,034
3.50% due 09/01/2042	78,153	82,205
3.50% due 10/01/2042	46,186	48,473
3.50% due 12/01/2042	158,706	166,565
3.50% due 02/01/2043	124,206	130,941
3.50% due 08/01/2044	719,932	756,986
3.50% due 03/01/2045	198,753	209,550
3.50% due May 15 TBA	600,000	636,937
3.50% due May 30 TBA	1,540,000	1,613,391
4.00% due 12/01/2041	376,932	407,945
4.00% due 03/01/2042	322,391	346,287
4.00% due 12/01/2042	222,526	238,804
4.00% due 04/01/2043	61,011	66,003
4.00% due May 30 TBA	510,000	544,973
4.50% due 09/01/2041	294,858	322,084
4.50% due May 30 TBA	1,220,000	1,327,798
5.00% due 03/01/2018	15,646	16,436
5.00% due 04/01/2018	4,639	4,874
5.00% due 07/01/2018	12,072	12,682
5.00% due 08/01/2018	8,096	8,504
5.00% due 06/01/2019	17,377	18,419
5.00% due 09/01/2041	278,026	309,833
5.50% due 10/01/2017	30,916	32,416
5.50% due 11/01/2017	7,114	7,459
5.50% due 04/01/2037	190,063	216,360
5.50% due May 30 TBA	530,000	600,012
6.00% due 08/01/2017	16,867	17,424
6.50% due 10/01/2039	48,236	55,982
Federal National Mtg. Assoc. REMIC
Series 2012-128, Class KI
3.00% due 11/25/2027(2)(4)	414,806	41,232
Series 2012-144, Class EI
3.00% due 01/25/2028(2)(4)	103,325	12,308
Series 2012-145, Class EI
3.00% due 01/25/2028(2)(4)	211,491	23,833
Series 2012-150, Class BI
3.00% due 01/25/2028(2)(4)	244,150	29,191
Series 2013-10, Class YI
3.00% due 02/25/2028(2)(4)	200,595	20,901
Series 2013-9, Class IO
3.00% due 02/25/2028(2)(4)	87,433	10,559
Series 2013-15, Class QI
3.00% due 03/25/2028(2)(4)	84,004	10,294
Series 2014-13, Class KI
3.50% due 03/25/2029(2)(4)	323,173	56,474
Series 2010-116, Class BI
5.00% due 08/25/2020(2)(4)	130,944	10,429
Series 2011-3, Class KA
5.00% due 04/25/2040(2)	55,729	61,170

		13,424,219

Government National Mtg. Assoc. — 3.1%
3.00% due May 30 TBA	1,200,000	1,233,820
3.50% due 04/20/2045	1,870,000	1,976,851
4.00% due 10/20/2040	59,052	63,575
4.00% due 11/20/2040	135,040	145,379
4.00% due 02/20/2045	129,021	138,416
4.00% due 03/20/2045	1,037,124	1,118,836
4.50% due 05/15/2039	70,503	78,401
4.50% due 07/15/2040	11,986	13,244
4.50% due 07/20/2040	39,746	43,383
4.50% due 10/20/2040	222,738	243,125
4.50% due May 30 TBA	200,000	216,727
5.00% due 10/20/2039	175,111	196,977
5.00% due 07/20/2040	84,871	95,478
5.50% due 01/15/2034	186,076	210,448
7.50% due 01/15/2032	50,444	63,158
Government National Mtg. Assoc. REMIC
Series 2010-107, Class GE
3.00% due 02/20/2038(2)	153,024	157,331
Series 2010-114, Class NJ
3.00% due 04/20/2038(2)	210,495	216,762
Series 2010-68, Class WA
3.00% due 12/16/2039(2)	116,980	121,941
Series 2011-52, Class LV
4.00% due 07/20/2034(2)	190,000	203,827
Series 2010-116, Class HB
4.00% due 09/20/2040(2)	360,000	390,303
Series 2010-73, Class CA
4.50% due 08/20/2035(2)	75,530	79,085
Series 2009-103, Class PD
4.50% due 03/20/2038(2)	80,000	87,890

		7,094,957

Tennessee Valley Authority — 0.1%
4.65% due 06/15/2035	248,000	291,085

Total U.S. Government Agencies
(cost $24,588,093)		24,685,221

U.S. GOVERNMENT TREASURIES — 4.5%
United States Treasury Bonds — 0.9%
1.38% due 02/15/2044 TIPS(6)	284,978	331,042
2.50% due 02/15/2045	410,000	389,500
3.00% due 11/15/2044	275,000	289,373
3.13% due 08/15/2044	90,000	96,926
4.38% due 02/15/2038	521,000	677,544
4.50% due 02/15/2036	60,000	79,458
4.50% due 05/15/2038	272,000	359,465

		2,223,308

United States Treasury Notes — 3.6%
0.13% due 07/15/2024 TIPS(6)	654,314	657,995
0.63% due 01/15/2024 TIPS(6)	170,989	179,085
0.75% due 04/15/2018	852,500	848,437
0.88% due 01/15/2018	905,000	905,636
1.00% due 12/15/2017	1,890,000	1,898,860

1.00% due 02/15/2018	400,000	401,406
1.00% due 03/15/2018	1,835,000	1,840,448
1.25% due 01/31/2020	130,000	129,015
1.38% due 03/31/2020	65,000	64,792
1.63% due 12/31/2019	5,000	5,051
1.75% due 02/28/2022	175,000	174,494
2.00% due 02/15/2025	390,800	389,213
2.25% due 11/15/2024	700,000	712,961

		8,207,393

Total U.S. Government Treasuries
(cost $10,362,714)		10,430,701

MUNICIPAL BONDS & NOTES — 0.8%
City & County of Honolulu, HI General Obligation Bonds Series A 5.00% due 10/01/2029	130,000	154,882
City of New York NY General Obligation Bonds Series C 5.00% due 08/01/2029	45,000	52,592
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	110,000	163,956
New Jersey State Turnpike Authority Revenue Bonds Series A 7.10% due 01/01/2041	110,000	158,859
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds Series E-1 5.00% due 02/01/2032	75,000	86,488
New York City Water & Sewer System Revenue Bonds 5.72% due 06/15/2042	225,000	290,866
New York City Water & Sewer System Revenue Bonds Series GG 5.00% due 06/15/2031	60,000	69,885
New York State Dormitory Authority Revenue Bonds Series A 5.00% due 03/15/2032	60,000	69,527
Port Authority of New York & New Jersey Revenue Bonds 4.46% due 10/01/2062	120,000	129,532
State of California General Obligation Bonds 7.55% due 04/01/2039	115,000	176,764
State of California General Obligation Bonds 5.00% due 03/01/2026	115,000	139,451
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	90,000	89,244
State of Washington General Obligation Bonds Series R-H 5.00% due 07/01/2027	160,000	191,541
University of California Revenue Bonds Series I 5.00% due 05/15/2027	95,000	114,545

Total Municipal Bonds & Notes
(cost $1,809,800)		1,888,132

FOREIGN GOVERNMENT OBLIGATIONS — 0.5%
Regional Authority — 0.1%
Provincia de Buenos Aires Senior Notes 11.75% due 10/05/2015	180,000	180,000

Sovereign — 0.4%
Government of Bermuda Senior Notes 4.85% due 02/06/2024*	200,000	213,000
Kingdom of Bahrain Senior Notes 6.13% due 08/01/2023*	200,000	223,000
Oriental Republic of Uruguay Senior Notes 5.10% due 06/18/2050	150,000	152,701
Republic of Costa Rica Senior Bonds 7.16% due 03/12/2045*	200,000	207,500
Republic of Croatia Senior Notes 6.75% due 11/05/2019*	140,000	155,999

		952,200

Total Foreign Government Obligations
(cost $1,088,290)		1,132,200

Total Long-Term Investment Securities
(cost $201,697,067)		224,354,740

SHORT-TERM INVESTMENT SECURITIES — 0.0%
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.01% due 08/27/15(5) (cost $99,971)	100,000	99,996

REPURCHASE AGREEMENTS — 8.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 04/30/2015, to be repurchased 05/01/2015 in the amount of $20,480,000 and collateralized by $21,335,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $20,892,917 (cost $20,480,000)	20,480,000	20,480,000

TOTAL INVESTMENTS
(cost $222,277,038)(7)	106.7%	244,934,736
Liabilities in excess of other assets	(6.7)	(15,307,195)

NET ASSETS	100.0%	$229,627,541

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2015, the aggregate value of these securities was $8,186,491 representing 3.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation

(3)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer.
(4)	Interest Only
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	Principal amount for security is adjusted for inflation.
(7)	See Note 4 for cost of investments on a tax basis.
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at April 30, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of April 30, 2015	Unrealized Appreciation / (Depreciation)
8	Long	S&P 500 E-Mini Index	June 2015	$837,741	$831,560	$(6,181)
12	Long	U.S. Treasury Long Bonds	June 2015	1,937,400	1,915,125	(22,275)
2	Long	U.S. Treasury 2 Year Notes	June 2015	436,566	438,531	1,965
16	Long	U.S. Treasury 5 Year Notes	June 2015	1,925,448	1,922,125	(3,323)
6	Long	U.S. Treasury 10 Year Notes	June 2015	771,903	770,250	(1,653)
2	Short	U.S. Treasury Ultra Bonds	June 2015	341,688	329,000	12,688

						$(18,779)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2015 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$136,114,544	$—	$—	$136,114,544
Asset Backed Securities	—	21,540,804	—	21,540,804
U.S. Corporate Bonds & Notes	—	22,442,900	—	22,442,900
Foreign Corporate Bonds & Notes	—	6,120,238	—	6,120,238
U.S. Government Agencies	—	24,685,221	—	24,685,221
U.S. Government Treasuries	—	10,430,701	—	10,430,701
Municipal Bonds & Notes	—	1,888,132	—	1,888,132
Foreign Government Obligations	—	1,132,200	—	1,132,200
Short-Term Investment Securities	—	99,996	—	99,996
Repurchase Agreements	—	20,480,000	—	20,480,000

Total Investments at Value	$136,114,544	$108,820,192	$—	$244,934,736

Other Financial Instruments: +
Open Futures Contracts	$14,653	$—	$—	$14,653

LIABILITIES:
Other Financial Instruments: +
Open Futures Contracts	$33,432	$—	$—	$33,432

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 investments at the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2015 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 60.9%
Advertising Agencies — 0.3%
Omnicom Group, Inc.	28,418	$2,152,948

Aerospace/Defense — 1.3%
General Dynamics Corp.	8,405	1,154,175
Lockheed Martin Corp.	19,280	3,597,648
Northrop Grumman Corp.	20,426	3,146,421

		7,898,244

Aerospace/Defense-Equipment — 0.8%
United Technologies Corp.	43,795	4,981,681

Agricultural Operations — 0.0%
Archer-Daniels-Midland Co.	5,332	260,628

Airlines — 0.1%
Copa Holdings SA, Class A	3,899	432,360

Applications Software — 0.3%
Microsoft Corp.	41,775	2,031,936

Auto-Cars/Light Trucks — 0.1%
General Motors Co.	24,072	843,964

Auto/Truck Parts & Equipment-Original — 1.3%
Allison Transmission Holdings, Inc.	26,603	816,180
Delphi Automotive PLC	26,732	2,218,756
Johnson Controls, Inc.	54,816	2,761,630
Magna International, Inc.	39,210	1,975,937

		7,772,503

Banks-Commercial — 0.5%
BB&T Corp.	27,066	1,036,357
BOC Hong Kong Holdings, Ltd.(1)	119,500	465,033
Sumitomo Mitsui Financial Group, Inc.(1)	31,500	1,373,672

		2,875,062

Banks-Fiduciary — 1.0%
Bank of New York Mellon Corp.	85,003	3,599,027
State Street Corp.	34,707	2,676,604

		6,275,631

Banks-Super Regional — 2.5%
PNC Financial Services Group, Inc.	18,668	1,712,416
SunTrust Banks, Inc.	13,741	570,252
US Bancorp	53,897	2,310,564
Wells Fargo & Co.	192,650	10,615,015

		15,208,247

Beverages-Non-alcoholic — 0.1%
Coca-Cola Co.	17,889	725,578
Dr Pepper Snapple Group, Inc.	1,587	118,358

		843,936

Beverages-Wine/Spirits — 0.4%
Diageo PLC(1)	89,799	2,494,156

Cable/Satellite TV — 1.4%
Comcast Corp., Special Class A	104,492	6,017,694
Time Warner Cable, Inc.	18,363	2,855,814

		8,873,508

Cellular Telecom — 0.1%
Vodafone Group PLC(1)	203,434	717,936

Chemicals-Diversified — 1.5%
Celanese Corp., Series A	12,649	839,388
E.I. du Pont de Nemours & Co.	12,592	921,734
LyondellBasell Industries NV, Class A	32,604	3,375,166
PPG Industries, Inc.	18,626	4,126,777

		9,263,065

Coatings/Paint — 0.2%
Axalta Coating Systems, Ltd.†	33,977	1,042,414

Commercial Services-Finance — 0.2%
Equifax, Inc.	3,218	311,921
McGraw Hill Financial, Inc.	4,831	503,873
Sabre Corp.	28,896	719,221

		1,535,015

Computer Aided Design — 0.1%
Aspen Technology, Inc.†	13,155	583,950

Computer Services — 1.4%
Accenture PLC, Class A	51,914	4,809,832
International Business Machines Corp.	20,766	3,557,008

		8,366,840

Computers — 0.4%
Apple, Inc.	12,901	1,614,560
Hewlett-Packard Co.	25,388	837,043

		2,451,603

Computers-Memory Devices — 0.2%
EMC Corp.	22,337	601,089
Seagate Technology PLC	14,667	861,246

		1,462,335

Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	12,254	664,902

Cosmetics & Toiletries — 0.5%
Procter & Gamble Co.	39,092	3,108,205

Data Processing/Management — 0.3%
Fidelity National Information Services, Inc.	10,069	629,212
Fiserv, Inc.†	12,278	952,773

		1,581,985

Diagnostic Equipment — 0.8%
Danaher Corp.	57,253	4,687,876

Distribution/Wholesale — 0.1%
LKQ Corp.†	25,702	695,753

Diversified Banking Institutions — 4.0%
Bank of America Corp.	95,732	1,525,011
Citigroup, Inc.	20,856	1,112,042
Goldman Sachs Group, Inc.	22,889	4,495,857
HSBC Holdings PLC(1)	101,351	1,005,336
JPMorgan Chase & Co.	239,457	15,148,050
Morgan Stanley	31,069	1,159,184

		24,445,480

Diversified Manufacturing Operations — 1.7%
3M Co.	27,563	4,310,578
Eaton Corp. PLC	28,341	1,947,877
Illinois Tool Works, Inc.	22,628	2,117,528
Pentair PLC	19,340	1,201,981
Siemens AG(1)	9,798	1,072,452

		10,650,416

Electric-Distribution — 0.2%
PG&E Corp.	17,554	928,958

Electric-Integrated — 1.2%
American Electric Power Co., Inc.	28,275	1,607,999
Duke Energy Corp.	17,834	1,383,383
Edison International	6,879	419,206
GDF Suez(1)	51,515	1,049,288
PPL Corp.	67,713	2,304,274

Public Service Enterprise Group, Inc.	17,540	728,612

		7,492,762

Electronic Components-Misc. — 0.1%
Hoya Corp.(1)	9,800	378,220

Electronic Components-Semiconductors — 1.5%
Broadcom Corp., Class A	66,728	2,949,711
Intel Corp.	22,919	746,014
Microchip Technology, Inc.	60,202	2,868,926
Texas Instruments, Inc.	44,904	2,434,246

		8,998,897

Electronic Security Devices — 0.4%
Tyco International PLC	56,190	2,212,762

Engines-Internal Combustion — 0.2%
Cummins, Inc.	9,404	1,300,197

Enterprise Software/Service — 0.5%
CA, Inc.	23,963	761,304
Oracle Corp.	56,295	2,455,588

		3,216,892

Entertainment Software — 0.1%
Electronic Arts, Inc.†	7,710	447,874

Finance-Credit Card — 0.9%
American Express Co.	25,903	2,006,187
Discover Financial Services	24,671	1,430,178
Visa, Inc., Class A	28,384	1,874,763

		5,311,128

Finance-Other Services — 0.2%
NASDAQ OMX Group, Inc.	19,262	936,711

Fisheries — 0.2%
Marine Harvest ASA(1)	106,214	1,297,526

Food-Misc./Diversified — 1.7%
Danone SA(1)	22,812	1,649,216
General Mills, Inc.	70,870	3,921,946
Ingredion, Inc.	6,759	536,664
Kellogg Co.	5,499	348,252
Mondelez International, Inc., Class A	19,553	750,248
Nestle SA(1)	43,402	3,384,474

		10,590,800

Food-Retail — 0.3%
Kroger Co.	30,757	2,119,465

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	6,545	249,561

Hotels/Motels — 0.1%
Hilton Worldwide Holdings, Inc.†	19,335	559,942

Independent Power Producers — 0.1%
NRG Energy, Inc.	25,210	636,300

Industrial Gases — 0.1%
Praxair, Inc.	4,501	548,807

Instruments-Controls — 0.8%
Honeywell International, Inc.	49,809	5,026,724

Instruments-Scientific — 0.6%
Thermo Fisher Scientific, Inc.	27,776	3,490,888

Insurance Brokers — 0.4%
Aon PLC	26,148	2,516,222

Insurance-Life/Health — 0.5%
Prudential Financial, Inc.	29,862	2,436,739
Suncorp Group, Ltd.(1)	83,893	867,895

		3,304,634

Insurance-Multi-line — 2.0%
ACE, Ltd.	32,485	3,475,570
Delta Lloyd NV(1)	51,998	983,443
MetLife, Inc.	117,735	6,038,628
Zurich Insurance Group AG(1)	4,780	1,480,483

		11,978,124

Insurance-Property/Casualty — 0.9%
Chubb Corp.	9,294	914,065
Travelers Cos., Inc.	46,773	4,729,218

		5,643,283

Insurance-Reinsurance — 0.3%
Validus Holdings, Ltd.	38,350	1,604,181

Internet Content-Entertainment — 0.1%
Facebook, Inc., Class A†	6,680	526,184

Internet Security — 0.2%
Symantec Corp.	38,719	965,071

Investment Management/Advisor Services — 0.8%
BlackRock, Inc.	6,296	2,291,366
Franklin Resources, Inc.	46,356	2,390,116

		4,681,482

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	4,719	409,987

Medical Instruments — 1.0%
Medtronic PLC	53,447	3,979,129
St. Jude Medical, Inc.	31,475	2,204,824

		6,183,953

Medical-Drugs — 5.5%
Abbott Laboratories	73,221	3,398,919
Bayer AG(1)	5,683	827,888
Bristol-Myers Squibb Co.	65,828	4,195,218
Eli Lilly & Co.	53,828	3,868,618
Indivior PLC†(1)	8,224	25,135
Johnson & Johnson	82,062	8,140,550
Merck & Co., Inc.	116,071	6,913,189
Novartis AG(1)	4,303	444,582
Pfizer, Inc.	148,135	5,026,221
Roche Holding AG(1)	1,230	354,289
Valeant Pharmaceuticals International, Inc.†	3,077	667,494

		33,862,103

Medical-Generic Drugs — 0.2%
Actavis PLC†	4,447	1,257,878

Medical-HMO — 0.3%
Cigna Corp.	8,228	1,025,538
Health Net, Inc.†	10,003	526,658

		1,552,196

Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp.	5,678	648,995

Metal-Diversified — 0.2%
Rio Tinto PLC(1)	24,127	1,074,783

Multimedia — 1.3%
Time Warner, Inc.	35,698	3,013,268
Twenty-First Century Fox, Inc., Class A	27,656	942,516
Viacom, Inc., Class B	11,402	791,869
Walt Disney Co.	27,512	2,991,105

		7,738,758

Networking Products — 0.5%
Cisco Systems, Inc.	116,139	3,348,287

Oil & Gas Drilling — 0.1%
Noble Corp. PLC	31,612	547,204

Oil Companies-Exploration & Production — 1.3%
Anadarko Petroleum Corp.	17,928	1,687,025
Canadian Natural Resources, Ltd.	15,621	519,398
EOG Resources, Inc.	17,611	1,742,608
EQT Corp.	9,754	877,275
Noble Energy, Inc.	26,612	1,349,761
Occidental Petroleum Corp.	25,392	2,033,899

		8,209,966

Oil Companies-Integrated — 2.0%
Chevron Corp.	40,557	4,504,260
Exxon Mobil Corp.	69,365	6,060,420
Royal Dutch Shell PLC, Class A(1)	52,136	1,642,191

		12,206,871

Oil Refining & Marketing — 0.6%
Marathon Petroleum Corp.	9,689	955,045
Valero Energy Corp.	45,546	2,591,567

		3,546,612

Oil-Field Services — 0.3%
Baker Hughes, Inc.	1,851	126,720
Schlumberger, Ltd.	15,640	1,479,700

		1,606,420

Pharmacy Services — 0.4%
Express Scripts Holding Co.†	26,823	2,317,507

Pipelines — 0.6%
ONEOK Partners LP	22,588	947,567
Williams Cos., Inc.	28,960	1,482,462
Williams Partners LP	25,739	1,271,507

		3,701,536

Publishing-Periodicals — 0.0%
Time, Inc.	1,380	31,505

Real Estate Investment Trusts — 0.3%
Iron Mountain, Inc.	17,945	618,923
Medical Properties Trust, Inc.	45,818	640,536
Starwood Property Trust, Inc.	26,290	631,223

		1,890,682

Retail-Apparel/Shoe — 0.4%
American Eagle Outfitters, Inc.	92,709	1,475,000
L Brands, Inc.	13,142	1,174,369

		2,649,369

Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc.	4,150	593,450

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	4,519	318,409

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc.	33,185	1,149,860

Retail-Discount — 0.9%
Target Corp.	66,409	5,235,021

Retail-Drug Store — 1.2%
CVS Health Corp.	71,785	7,127,533

Retail-Office Supplies — 0.1%
Staples, Inc.	25,479	415,817

Retail-Regional Department Stores — 0.7%
Kohl’s Corp.	61,005	4,371,008

Retail-Restaurants — 0.4%
McDonald’s Corp.	14,995	1,447,767
Yum! Brands, Inc.	14,048	1,207,566

		2,655,333

Semiconductor Components-Integrated Circuits — 0.2%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	40,465	988,965

Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Group PLC(1)	8,224	734,358

Telephone-Integrated — 1.7%
AT&T, Inc.	28,281	979,654
CenturyLink, Inc.	26,624	957,399
Frontier Communications Corp.	278,066	1,907,533
TDC A/S(1)	97,003	738,134
Telecom Italia SpA RSP(1)	543,431	524,307
Telefonica Brasil SA ADR	25,172	413,324
Verizon Communications, Inc.	101,775	5,133,531

		10,653,882

Tobacco — 2.8%
Altria Group, Inc.	49,955	2,500,248
Imperial Tobacco Group PLC(1)	5,708	279,078
Japan Tobacco, Inc.(1)	53,500	1,871,949
Lorillard, Inc.	46,509	3,249,119
Philip Morris International, Inc.	112,765	9,412,494

		17,312,888

Tools-Hand Held — 0.2%
Stanley Black & Decker, Inc.	11,531	1,138,110

Toys — 0.2%
Hasbro, Inc.	19,819	1,402,987

Transport-Rail — 0.2%
Canadian National Railway Co.	10,982	708,559
Union Pacific Corp.	6,374	677,110

		1,385,669

Transport-Services — 0.4%
United Parcel Service, Inc., Class B	26,023	2,616,092

Web Portals/ISP — 0.1%
Google, Inc., Class A†	1,497	821,509

Total Common Stocks
(cost $266,254,867)		372,871,677

CONVERTIBLE PREFERRED SECURITIES — 0.1%
Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. 7.50%	3,200	188,224

Medical-Generic Drugs — 0.1%
Actavis PLC 5.50%	360	360,238

Total Convertible Preferred Securities
(cost $521,111)		548,462

PREFERRED SECURITIES — 0.1%
Electric-Integrated — 0.1%
Cia Energetica de Minas Gerais (cost $691,104) BRL	111,671	539,276

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.6%
Banks-Commercial — 0.2%
BBVA Bancomer SA 6.75% due 09/30/2022*	510,000	579,487
BPCE SA FRS 12.50% due 09/30/2019*(2)	593,000	801,665

		1,381,152

Banks-Super Regional — 0.1%
Wells Fargo & Co. FRS Series S 5.90% due 06/15/2024(2)	364,000	381,290

Diversified Banking Institutions — 0.1%
BNP Paribas SA FRS 7.20% due 06/25/2037*(2)	400,000	481,000

Insurance-Multi-line — 0.1%
Allstate Corp. VRS 5.75% due 08/15/2053	194,000	211,460
ZFS Finance USA Trust V FRS 6.50% due 05/09/2067*	474,000	502,440

		713,900

Insurance-Property/Casualty — 0.1%
Chubb Corp. FRS 6.38% due 03/29/2067	940,000	996,400

Total Preferred Securities/Capital Securities (cost $3,537,246)		3,953,742

ASSET BACKED SECURITIES — 2.5%
Diversified Financial Services — 2.5%
American Tower Trust I Series 13, Class 2A 3.07% due 03/15/2048*	$630,000	629,437
Bayview Financial Revolving Mtg. Loan Trust FRS Series 2005-E, Class M1 1.78% due 12/28/2040*(3)	481,789	292,997
Cent CLO LP FRS Series 2013-17A, Class A1 1.58% due 01/30/2025*(3)(4)	529,000	526,725
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.71% due 06/10/2017(5)	700,000	754,442
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(5)	500,000	524,936
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C5, Class A4 5.70% due 09/15/2040(5)	1,116,407	1,193,201
Dryden Senior Loan Fund FRS Series 2013-26A, Class A 1.38% due 07/15/2025*(3)(4)	680,000	671,160
Ford Credit Auto Owner Trust Series 2014-1, Class A 2.26% due 11/15/2025*	347,000	353,150
Ford Credit Auto Owner Trust Series 2014-2, Class A 2.31% due 04/15/2026*	268,000	272,735
GMAC Mtg. Corp. Loan Trust VRS Series 2006-HE3, Class A3 5.81% due 10/25/2036	198,584	194,415
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class AM 5.48% due 03/10/2039(5)	1,725,000	1,812,576
GS Mtg. Securities Trust VRS Series 2007-GG10, Class A4 5.79% due 08/10/2045(5)	1,985,269	2,136,953
ING Investment Management CLO, Ltd. FRS Series 2013-2A, Class A1 1.43% due 04/25/2025*(3)(4)	617,000	609,843
JPMorgan Chase Commercial Mtg. Securities Trust Series 2005-LDP2, Class AM 4.78% due 07/15/2042(5)	765,000	764,379
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2005-CB12, Class AM 4.95% due 09/12/2037(5)	800,000	802,675
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2006-LDP6, Class A4 5.48% due 04/15/2043(5)	161,809	164,840
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD11, Class A4 5.77% due 05/15/2017(5)	550,000	586,397
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD12, Class A3 5.94% due 02/15/2051(5)	31,872	31,923
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.81% due 06/12/2050(5)	1,308,084	1,405,630
Morgan Stanley Capital I, Inc. VRS Series 1998-HF2, Class X 0.94% due 11/15/2030*(5)(6)	789,201	16,808
Race Point IV CLO, Ltd. FRS Series 2007-4A, Class A1A 0.45% due 08/01/2021*(4)	288,918	287,444
Residential Funding Mtg. Securities II, Inc. VRS Series 2005-HS2, Class AI3 5.32% due 12/25/2035	436,567	356,782
Wachovia Bank Commercial Mtg. Trust VRS Series 2007, Class A3 5.72% due 06/15/2049(5)	707,737	755,245

Total Asset Backed Securities (cost $15,309,575)		15,144,693

U.S. CORPORATE BONDS & NOTES — 7.8%
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 5.20% due 08/15/2015*	444,000	449,583

Auto-Cars/Light Trucks — 0.1%
Toyota Motor Credit Corp. Senior Notes 3.20% due 06/17/2015	390,000	391,431
Toyota Motor Credit Corp. Senior Notes 3.40% due 09/15/2021	550,000	587,425

		978,856

Banks-Commercial — 0.1%
Discover Bank Senior Notes 4.20% due 08/08/2023	320,000	333,693

Banks-Super Regional — 0.5%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	720,000	763,769
PNC Funding Corp. Company Guar. Notes 5.63% due 02/01/2017	600,000	643,352
SunTrust Banks, Inc. Senior Notes 2.35% due 11/01/2018	271,000	275,330

US Bancorp Senior Notes 3.70% due 01/30/2024	483,000	515,574
Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025	818,000	806,633

		3,004,658

Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.00% due 11/15/2039	660,000	1,002,216

Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 4.88% due 04/01/2043	380,000	382,548

Cable/Satellite TV — 0.1%
Comcast Corp. Company Guar. Notes 2.85% due 01/15/2023	620,000	625,726

Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Bonds 4.88% due 08/15/2040*	240,000	262,749
Crown Castle Towers LLC Senior Sec. Bonds 6.11% due 01/15/2040*	454,000	517,200

		779,949

Computers — 0.0%
Apple, Inc. Senior Notes 3.85% due 05/04/2043	228,000	220,379

Diversified Banking Institutions — 1.2%
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	234,000	230,475
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	800,000	841,540
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	1,282,000	1,354,920
Bank of America Corp. Senior Notes 7.63% due 06/01/2019	460,000	552,651
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	460,000	468,811
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/2017	772,000	823,478
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	182,000	184,677
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	770,000	889,200
Morgan Stanley Senior Notes 3.88% due 04/29/2024	665,000	688,446
Morgan Stanley Senior Notes 6.63% due 04/01/2018	1,270,000	1,438,676

		7,472,874

Diversified Financial Services — 0.3%
General Electric Capital Corp. FRS Company Guar. Notes 0.89% due 01/09/2020	798,000	806,037
General Electric Capital Corp. Company Guar. Notes 2.30% due 01/14/2019	470,000	481,187
General Electric Capital Corp. Company Guar. Notes 3.10% due 01/09/2023	345,000	357,273

		1,644,497

Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 2.70% due 10/09/2022	590,000	598,515

Electric-Integrated — 0.5%
Berkshire Hathaway Energy Co. Senior Notes 3.75% due 11/15/2023	410,000	432,836
Entergy Louisiana LLC Sec. Notes 8.09% due 01/02/2017	66,915	66,924
Midamerican Funding LLC Senior Sec. Bonds 6.93% due 03/01/2029	166,000	222,041
Pacific Gas & Electric Co. Senior Notes 4.60% due 06/15/2043	530,000	581,839
PPL Capital Funding, Inc. Company Guar. Notes 3.40% due 06/01/2023	530,000	543,725
PPL Capital Funding, Inc. Company Guar. Notes 5.00% due 03/15/2044	180,000	205,663
Progress Energy, Inc. Senior Notes 3.15% due 04/01/2022	672,000	688,434
PSEG Power LLC Company Guar. Notes 5.32% due 09/15/2016	414,000	437,254

		3,178,716

Electric-Transmission — 0.1%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	495,000	630,068

Engineering/R&D Services — 0.0%
ABB Finance USA, Inc. Company Guar. Notes 2.88% due 05/08/2022	191,000	193,416

Food-Confectionery — 0.1%
JM Smucker Co. Company Guar. Notes 3.50% due 03/15/2025*(3)	361,000	363,516
WM Wrigley Jr. Co. Senior Notes 2.40% due 10/21/2018*	150,000	153,241

		516,757

Food-Misc./Diversified — 0.1%
Kraft Foods Group, Inc. Senior Notes 3.50% due 06/06/2022	256,000	261,713
Kraft Foods Group, Inc. Senior Notes 5.00% due 06/04/2042	410,000	438,164

		699,877

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 4.80% due 07/15/2021	570,000	640,402

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	350,000	370,520

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 2.70% due 03/13/2023	630,000	626,636

Medical Instruments — 0.1%
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035*	640,000	676,198

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	530,000	533,961

Medical Products — 0.3%
Becton Dickinson and Co. Senior Notes 2.68% due 12/15/2019	372,000	379,331
Becton Dickinson and Co. Senior Notes 6.38% due 08/01/2019	720,000	837,421
Zimmer Holdings, Inc. Senior Notes 3.55% due 04/01/2025	771,000	772,503

		1,989,255

Medical-Biomedical/Gene — 0.1%
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	423,000	438,703
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	190,000	199,839

		638,542

Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 1.20% due 11/06/2015	1,140,000	1,142,896

Medical-Generic Drugs — 0.1%
Hospira, Inc. Senior Notes 6.05% due 03/30/2017	555,000	602,044

Medical-HMO — 0.1%
WellPoint, Inc. Senior Notes 3.30% due 01/15/2023	375,000	378,912

Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	630,000	592,741

Multimedia — 0.3%
21st Century Fox America, Inc. Company Guar. Notes 8.50% due 02/23/2025	664,000	896,513
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	700,000	848,044

		1,744,557

Oil Companies-Exploration & Production — 0.2%
Anadarko Petroleum Corp. Senior Notes 6.38% due 09/15/2017	340,000	377,814
Apache Corp. Senior Notes 3.25% due 04/15/2022	263,000	264,883
Apache Corp. Senior Notes 4.75% due 04/15/2043	200,000	203,994
EOG Resources, Inc. Senior Bonds 2.63% due 03/15/2023	189,000	187,921

		1,034,612

Oil Companies-Integrated — 0.2%
Chevron Corp. FRS Senior Notes 0.43% due 11/15/2017	1,056,000	1,056,512

Pipelines — 0.5%
Duke Capital Corp. Company Guar. Notes 8.00% due 10/01/2019	708,000	854,907
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	346,000	343,571
Energy Transfer Partners LP Senior Notes 4.90% due 02/01/2024	270,000	288,828
Enterprise Products Operating LLC Company Guar. Notes 6.50% due 01/31/2019	565,000	653,578
Kinder Morgan Energy Partners LP Company Guar. Notes 4.15% due 02/01/2024	520,000	523,851
Kinder Morgan Energy Partners LP Company Guar. Bonds 7.40% due 03/15/2031	110,000	127,946
Kinder Morgan Energy Partners LP Company Guar. Bonds 7.75% due 03/15/2032	212,000	255,026

		3,047,707

Real Estate Investment Trusts — 0.2%
ERP Operating LP Senior Notes 4.63% due 12/15/2021	553,000	614,087
ERP Operating LP Senior Notes 5.38% due 08/01/2016	160,000	168,701

HCP, Inc. Senior Notes 5.38% due 02/01/2021	460,000	517,319

		1,300,107

Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	711,000	931,433

Retail-Apparel/Shoe — 0.1%
Gap, Inc. Senior Notes 5.95% due 04/12/2021	380,000	439,020

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 3.75% due 02/15/2024	380,000	409,583
Home Depot, Inc. Senior Bonds 5.95% due 04/01/2041	173,000	224,742

		634,325

Retail-Discount — 0.3%
Wal-Mart Stores, Inc. Senior Bonds 5.25% due 09/01/2035	1,503,000	1,821,385

Retail-Drug Store — 0.1%
Walgreens Boots Alliance, Inc. Senior Notes 3.30% due 11/18/2021	529,000	540,532
Walgreens Boots Alliance, Inc. Senior Notes 4.50% due 11/18/2034	265,000	272,684

		813,216

Telephone-Integrated — 0.5%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	523,000	519,598
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	523,000	517,475
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	774,000	942,075
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	1,070,000	1,338,800

		3,317,948

Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	640,000	636,829

Total U.S. Corporate Bonds & Notes (cost $44,420,728)		47,682,086

FOREIGN CORPORATE BONDS & NOTES — 3.2%
Auto-Cars/Light Trucks — 0.1%
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*	532,000	543,425

Banks-Commercial — 0.6%
Banco de Credito del Peru Senior Notes 5.38% due 09/16/2020	522,000	579,420
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Bond 4.10% due 09/09/2023*	530,000	569,522
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/2019*	460,000	515,622
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*	440,000	502,394
ING Bank NV Senior Notes 3.75% due 03/07/2017*	514,000	536,630
ING Bank NV Sub. Notes 5.80% due 09/25/2023*	659,000	741,506
Santander US Debt SA Unipersonal Company Guar. Notes 3.78% due 10/07/2015*	300,000	303,568
Swedbank AB Senior Notes 2.13% due 09/29/2017*	200,000	202,849

		3,951,511

Banks-Special Purpose — 0.2%
KfW Government Guar. Notes 4.88% due 06/17/2019	840,000	957,972

Beverages-Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 2.63% due 04/29/2023	640,000	631,320

Broadcast Services/Program — 0.0%
Grupo Televisa SAB Senior Notes 5.00% due 05/13/2045	201,000	204,777

Cellular Telecom — 0.2%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/2018	982,000	1,136,081

Diversified Banking Institutions — 0.0%
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	155,000	155,902

Electric-Distribution — 0.1%
State Grid Overseas Investment 2014, Ltd. Company Guar. Notes 2.75% due 05/07/2019*(3)	561,000	573,903

Investment Companies — 0.2%
Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*	1,110,000	1,096,769

Machinery-Construction & Mining — 0.2%
Atlas Copco AB Senior Bonds 5.60% due 05/22/2017*	900,000	977,391

Medical-Generic Drugs — 0.2%
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	288,000	291,103
Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044	338,000	344,004

Teva Pharmaceutical Finance IV BV Company Guar. Notes 3.65% due 11/10/2021	352,000	366,766

		1,001,873

Oil Companies-Exploration & Production — 0.1%
CNOOC Finance 2012, Ltd. Company Guar. Notes 3.88% due 05/02/2022*	630,000	655,384
Ras Laffan Liquefied Natural Gas Co., Ltd. III Senior Sec. Notes 5.83% due 09/30/2016*	159,742	165,333

		820,717

Oil Companies-Integrated — 0.8%
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/2020	193,000	215,528
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	527,000	592,055
Petro-Canada Senior Notes 6.05% due 05/15/2018	1,075,000	1,211,623
Petroleos Mexicanos Company Guar. Notes 3.13% due 01/23/2019	229,000	233,580
Petroleos Mexicanos Company Guar. Notes 8.00% due 05/03/2019	491,000	587,236
Statoil ASA Company Guar. Notes 3.70% due 03/01/2024	584,000	623,129
Total Capital International SA Company Guar. Notes 1.55% due 06/28/2017	768,000	777,801
Total Capital International SA Company Guar. Notes 3.75% due 04/10/2024	580,000	615,444

		4,856,396

Pipelines — 0.1%
APT Pipelines, Ltd. Company Guar. Notes 4.20% due 03/23/2025*	774,000	780,362

Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 3.63% due 09/21/2023*	650,000	684,347

Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 3.25% due 06/07/2022*	639,000	653,398

Web Portals/ISP — 0.1%
Baidu, Inc. Senior Notes 3.50% due 11/28/2022	690,000	698,284

Total Foreign Corporate Bonds & Notes (cost $18,514,450)		19,724,428

U.S. GOVERNMENT AGENCIES — 12.3%
Federal Home Loan Mtg. Corp. — 3.6%
3.00% due 03/01/2043	1,077,494	1,097,101
3.00% due 04/01/2043	1,110,592	1,132,202
3.00% due 05/01/2043	959,044	978,130
3.50% due 02/01/2042	548,555	577,484
3.50% due 04/01/2042	312,298	330,800
3.50% due 12/01/2042	852,386	897,853
3.50% due 04/01/2043	248,214	261,303
3.50% due 07/01/2043	322,933	338,227
3.50% due 08/01/2043	563,029	590,280
4.00% due 11/01/2040	785,853	841,530
4.00% due 01/01/2041	1,118,089	1,197,524
4.00% due 11/01/2043	817,436	871,462
4.00% due 09/01/2044	1,790,999	1,911,243
4.50% due 08/01/2018	58,137	60,861
4.50% due 11/01/2018	117,643	123,365
4.50% due 01/01/2019	32,123	33,629
4.50% due 03/01/2019	8,639	9,061
4.50% due 08/01/2019	6,008	6,302
4.50% due 02/01/2020	10,532	11,096
4.50% due 08/01/2024	299,184	322,332
4.50% due 04/01/2035	51,090	55,838
4.50% due 07/01/2039	376,599	410,029
4.50% due 09/01/2039	151,805	165,362
4.50% due 10/01/2039	92,365	100,604
5.00% due 03/01/2018	32,821	34,453
5.00% due 05/01/2018	29,407	30,869
5.00% due 09/01/2018	34,618	36,341
5.00% due 02/01/2019	44,133	46,379
5.00% due 09/01/2033	197,163	221,657
5.00% due 03/01/2034	87,676	98,338
5.00% due 04/01/2034	34,070	38,137
5.00% due 08/01/2035	56,618	63,041
5.00% due 10/01/2035	109,714	122,351
5.00% due 11/01/2035	389,173	433,812
5.00% due 12/01/2036	66,971	74,687
5.00% due 07/01/2039	526,496	584,836
5.50% due 01/01/2019	64,969	68,150
5.50% due 04/01/2019	5,772	6,054
5.50% due 06/01/2019	4,329	4,552
5.50% due 07/01/2019	11,305	11,861
5.50% due 10/01/2024	52,289	58,933
5.50% due 06/01/2025	72,571	81,792
5.50% due 07/01/2025	43,514	49,044
5.50% due 08/01/2025	61,800	69,652
5.50% due 09/01/2025	43,395	48,910
5.50% due 12/01/2033	119,853	136,825
5.50% due 01/01/2034	182,634	207,293
5.50% due 04/01/2034	33,091	37,558
5.50% due 11/01/2034	23,489	26,688
5.50% due 05/01/2035	24,026	27,232
5.50% due 09/01/2035	55,523	63,087
5.50% due 10/01/2035	34,165	38,854
6.00% due 04/01/2016	1,163	1,180
6.00% due 04/01/2017	7,239	7,472
6.00% due 07/01/2017	4,255	4,359
6.00% due 10/01/2017	6,829	7,035
6.00% due 08/01/2019	53,125	56,385
6.00% due 09/01/2019	3,929	4,046
6.00% due 11/01/2019	21,012	22,098
6.00% due 05/01/2021	15,050	16,050
6.00% due 10/01/2021	57,854	62,202
6.00% due 02/01/2023	73,963	84,133
6.00% due 12/01/2025	27,932	31,776
6.00% due 02/01/2026	24,601	27,977
6.00% due 04/01/2034	64,316	73,902
6.00% due 07/01/2034	88,033	101,207
6.00% due 08/01/2034	223,010	255,404
6.00% due 09/01/2034	14,567	16,575
6.00% due 07/01/2035	64,937	74,782

6.00% due 08/01/2035	51,098	58,807
6.00% due 11/01/2035	104,374	119,707
6.00% due 03/01/2036	36,392	41,392
6.00% due 07/01/2036	31,664	36,276
6.00% due 10/01/2036	62,033	70,568
6.00% due 01/01/2037	92,202	105,337
6.00% due 03/01/2037	8,884	10,106
6.00% due 05/01/2037	105,887	120,834
6.00% due 06/01/2037	82,812	94,616
6.50% due 05/01/2034	16,958	19,480
6.50% due 06/01/2034	49,091	56,768
6.50% due 08/01/2034	88,830	102,044
6.50% due 10/01/2034	51,523	60,293
6.50% due 11/01/2034	1,499	1,722
6.50% due 05/01/2037	57,231	65,744
6.50% due 07/01/2037	52,989	64,227
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.(5)
Series K712, Class A2
1.87% due 11/25/2019	225,000	226,878
Series K704, Class A2
2.41% due 08/25/2018	279,000	288,150
Series K503, Class A2
2.46% due 08/25/2019	200,000	205,626
Series K042, Class A2
2.67% due 12/25/2024	320,000	322,581
Series K025, Class A2
2.68% due 10/25/2022	200,000	205,203
Series K028, Class A2
3.11% due 02/25/2023	439,000	463,078
Series K702, Class A2
3.15% due 02/25/2018	71,000	74,554
Series K041, Class A2
3.17% due 10/25/2024	267,000	280,405
Series K030, Class A2
3.25% due 04/25/2023 VRS	507,000	539,371
Series K029, Class A2
3.32% due 02/25/2023	118,000	126,195
Series K035, Class A2
3.46% due 08/25/2023 VRS	523,000	562,913
Series K009, Class A2
3.81% due 08/25/2020	700,000	763,148
Series K701, Class A2
3.88% due 11/25/2017 VRS	197,389	209,328
Series K003, Class A5
5.09% due 03/25/2019	793,000	892,068

		22,079,006

Federal National Mtg. Assoc. — 6.7%
2.41% due 05/01/2023	106,411	106,769
2.50% due 02/01/2028	252,587	259,698
2.50% due 05/01/2028	148,932	153,122
2.55% due 05/01/2023	97,612	98,860
2.59% due 05/01/2023	99,750	101,276
3.00% due 03/01/2027	100,781	105,653
3.00% due 04/01/2027	314,013	329,207
3.00% due May TBA	2,600,000	2,720,738
3.00% due June TBA	633,000	661,381
3.50% due 11/01/2041	60,548	63,493
3.50% due 01/01/2042	634,691	669,775
3.50% due 04/01/2043	728,505	764,162
3.50% due 05/01/2043	1,413,426	1,482,165
3.50% due 06/01/2043	465,871	488,528
3.50% due 07/01/2043	1,209,610	1,268,545
3.50% due 09/01/2043	1,834,687	1,923,965
3.80% due 02/01/2018	84,588	89,976
3.85% due 07/01/2018	92,436	98,542
4.00% due 02/01/2041	140,079	150,327
4.00% due 02/01/2045	9,830,000	10,513,877
4.50% due 04/01/2018	26,675	27,908
4.50% due 06/01/2018	37,803	39,551
4.50% due 07/01/2018	21,323	22,309
4.50% due 03/01/2019	42,458	44,486
4.50% due 04/01/2020	63,417	66,804
4.50% due 07/01/2020	18,804	19,810
4.50% due 08/01/2033	215,355	235,039
4.50% due 03/01/2034	660,046	723,969
4.50% due 02/01/2041	253,969	279,034
4.50% due 04/01/2041	296,766	325,935
4.50% due 04/01/2044	2,348,249	2,563,207
4.50% due May TBA	1,088,000	1,184,135
4.60% due 09/01/2019	81,242	89,802
4.94% due 08/01/2015	200,000	200,906
5.00% due 02/01/2018	120,188	126,255
5.00% due 12/01/2018	94,008	99,640
5.00% due 07/01/2019	35,811	37,705
5.00% due 11/01/2019	53,486	56,279
5.00% due 03/01/2020	24,897	26,307
5.00% due 07/01/2020	30,843	32,998
5.00% due 08/01/2020	21,602	23,325
5.00% due 12/01/2020	67,389	72,965
5.00% due 11/01/2033	106,343	119,027
5.00% due 03/01/2034	83,577	93,559
5.00% due 05/01/2034	34,718	38,863
5.00% due 08/01/2034	35,627	39,891
5.00% due 09/01/2034	96,784	108,355
5.00% due 06/01/2035	144,461	161,135
5.00% due 07/01/2035	336,935	376,020
5.00% due 08/01/2035	73,214	81,620
5.00% due 09/01/2035	55,680	62,105
5.00% due 10/01/2035	290,439	323,807
5.00% due 10/01/2039	125,606	140,902
5.00% due 11/01/2039	158,840	178,446
5.00% due 11/01/2040	88,392	99,258
5.00% due 01/01/2041	39,543	44,412
5.00% due 03/01/2041	74,687	83,884
5.27% due 12/01/2016	310,515	326,514
5.37% due 05/01/2018	498,723	552,941
5.50% due 11/01/2017	32,260	33,825
5.50% due 01/01/2018	61,895	64,898
5.50% due 02/01/2018	27,793	29,142
5.50% due 07/01/2019	78,569	83,392
5.50% due 08/01/2019	18,963	20,164
5.50% due 09/01/2019	83,573	88,593
5.50% due 01/01/2021	62,385	67,170
5.50% due 03/01/2021	23,035	25,067
5.50% due 05/01/2022	32,483	35,277
5.50% due 02/01/2033	89,297	101,591
5.50% due 06/01/2033	120,791	137,431
5.50% due 07/01/2033	408,069	464,332
5.50% due 11/01/2033	143,625	163,468
5.50% due 12/01/2033	16,708	18,944
5.50% due 01/01/2034	118,252	134,518
5.50% due 02/01/2034	217,859	248,282
5.50% due 03/01/2034	35,901	41,413
5.50% due 04/01/2034	52,118	59,219
5.50% due 05/01/2034	266,038	305,699
5.50% due 06/01/2034	16,835	19,188
5.50% due 07/01/2034	264,013	301,748
5.50% due 09/01/2034	477,144	545,169
5.50% due 10/01/2034	645,441	737,229
5.50% due 11/01/2034	629,865	720,834

5.50% due 12/01/2034	271,715	310,826
5.50% due 01/01/2035	394,060	451,043
5.50% due 04/01/2035	54,360	62,188
5.50% due 09/01/2035	204,806	234,731
5.50% due 06/01/2036	103,705	117,635
5.50% due 03/01/2037	62,511	71,948
5.73% due 07/01/2016	156,800	163,459
6.00% due 01/01/2017	4,570	4,687
6.00% due 02/01/2017	26,544	27,386
6.00% due 08/01/2017	19,936	20,660
6.00% due 03/01/2018	6,981	7,260
6.00% due 11/01/2018	55,263	57,506
6.00% due 01/01/2021	32,762	35,175
6.00% due 05/01/2021	14,479	15,798
6.00% due 07/01/2021	72,153	79,802
6.00% due 11/01/2025	37,098	42,339
6.00% due 04/01/2034	130,470	150,346
6.00% due 05/01/2034	116,885	133,394
6.00% due 06/01/2034	349,190	403,332
6.00% due 07/01/2034	173,650	200,403
6.00% due 08/01/2034	130,334	150,366
6.00% due 10/01/2034	221,031	254,939
6.00% due 11/01/2034	18,065	20,676
6.00% due 12/01/2034	7,237	8,265
6.00% due 08/01/2035	44,001	50,769
6.00% due 09/01/2035	117,304	135,555
6.00% due 10/01/2035	81,678	93,670
6.00% due 11/01/2035	20,532	23,682
6.00% due 12/01/2035	198,817	230,100
6.00% due 02/01/2036	168,610	194,837
6.00% due 03/01/2036	14,287	16,502
6.00% due 04/01/2036	45,818	52,604
6.00% due 06/01/2036	35,708	41,030
6.00% due 12/01/2036	34,162	38,985
6.00% due 07/01/2037	66,283	76,432
6.50% due 06/01/2031	43,314	50,453
6.50% due 07/01/2031	1,966	2,265
6.50% due 09/01/2031	33,861	39,014
6.50% due 02/01/2032	15,968	18,398
6.50% due 07/01/2032	123,576	144,842
6.50% due 08/01/2032	88,756	102,265
6.50% due 01/01/2033	64,472	77,592
6.50% due 04/01/2034	18,194	22,088
6.50% due 06/01/2034	20,661	23,805
6.50% due 08/01/2034	85,130	98,087
6.50% due 05/01/2036	62,578	76,157
6.50% due 01/01/2037	15,852	18,265
6.50% due 02/01/2037	159,443	183,711
6.50% due 05/01/2037	74,784	89,556
6.50% due 07/01/2037	47,451	54,673
Federal National Mtg. Assoc.
Series 2011-M7, Class A2
2.58% due 09/25/2018(5)	412,000	426,281

		41,031,542

Government National Mtg. Assoc. — 1.8%
3.00% due 02/15/2043	387,717	401,181
3.00% due 06/20/2043	654,562	675,407
3.00% due 07/20/2043	387,396	398,959
3.50% due 12/15/2041	256,184	273,007
3.50% due 02/15/2042	141,788	150,643
3.50% due 06/20/2043	787,629	833,278
3.50% due 07/20/2043	1,286,632	1,359,453
3.50% due June TBA	350,000	368,293
4.00% due 01/20/2041	1,049,913	1,130,217
4.00% due 02/20/2041	261,543	281,593
4.00% due 04/20/2041	196,052	211,078
4.00% due 02/20/2042	294,271	316,790
4.00% due May TBA	528,000	564,197
4.50% due 07/20/2033	15,412	16,851
4.50% due 09/20/2033	118,529	129,522
4.50% due 12/20/2034	52,115	56,891
4.50% due 11/15/2039	359,242	396,602
4.50% due 03/15/2040	291,975	330,762
4.50% due 04/15/2040	434,445	479,768
4.50% due 06/15/2040	157,409	175,021
4.50% due 01/20/2041	260,090	283,920
4.50% due 11/20/2044	513,259	556,564
5.00% due 07/20/2033	25,530	28,724
5.00% due 06/15/2034	116,825	131,854
5.00% due 10/15/2034	50,548	57,044
5.50% due 11/15/2032	120,761	136,836
5.50% due 05/15/2033	356,749	406,240
5.50% due 12/15/2033	129,397	148,907
5.50% due 10/15/2035	5,488	6,267
6.00% due 09/15/2032	102,812	119,759
6.00% due 04/15/2033	143,690	166,046
6.00% due 02/15/2034	121,471	141,400
6.00% due 07/15/2034	64,986	76,086
6.00% due 09/15/2034	26,001	29,622
6.00% due 01/20/2035	31,141	36,205
6.00% due 02/20/2035	41,855	48,405
6.00% due 04/20/2035	23,728	27,429
6.00% due 01/15/2038	179,211	206,206

		11,157,027

Small Business Administration — 0.1%
Series 2003-20G, Class 1
4.35% due 07/01/2023	29,383	31,064
Series 2004-20D, Class 1
4.77% due 04/01/2024	81,381	87,118
Series 2005-20C, Class 1
4.95% due 03/01/2025	229,695	249,359
Series 2004-20I, Class 1
4.99% due 09/01/2024	133,415	144,657
Series 2004-20E, Class 1
5.18% due 05/01/2024	165,734	179,326
Series 2004-20F, Class 1
5.52% due 06/01/2024	187,383	205,802

		897,326

Sovereign Agency — 0.1%
Financing Corp. Sec. Notes 9.65% due 11/02/2018	235,000	302,322

Total U.S. Government Agencies (cost $72,350,942)		75,467,223

U.S. GOVERNMENT TREASURIES — 9.9%
United States Treasury Bonds — 3.3%
4.50% due 08/15/2039	12,531,400	16,609,005
5.00% due 05/15/2037	16,000	22,611
5.25% due 02/15/2029	1,000	1,347
5.38% due 02/15/2031	439,000	612,268
6.00% due 02/15/2026	170,000	234,082
6.25% due 08/15/2023	128,000	170,840
6.75% due 08/15/2026	377,000	552,717
8.00% due 11/15/2021	318,000	441,151
8.50% due 02/15/2020	1,341,000	1,783,216

		20,427,237

United States Treasury Notes — 6.6%
0.88% due 12/31/2016	12,669,000	12,751,146
1.00% due 06/30/2019	12,129,000	11,988,765
3.13% due 05/15/2019	3,511,000	3,768,563

3.13% due 05/15/2021	2,914,000	3,155,999
3.50% due 05/15/2020	1,809,000	1,987,780
3.75% due 11/15/2018	6,163,000	6,730,668

		40,382,921

Total U.S. Government Treasuries (cost $57,172,041)		60,810,158

MUNICIPAL BONDS & NOTES — 0.6%
County of Forsyth, NC General Obligation Bonds 5.00% due 12/01/2025	660,000	834,174
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	675,000	1,006,094
State of Maryland General Obligation Bonds Series C 5.00% due 08/01/2024	515,000	640,794
State of Texas General Obligation Bonds Series A 5.00% due 10/01/2024	515,000	635,917
University of Texas System Revenue Bonds Series B 5.00% due 08/15/2025	515,000	645,367

Total Municipal Bonds & Notes (cost $3,499,482)		3,762,346

FOREIGN GOVERNMENT OBLIGATIONS — 0.5%
Sovereign — 0.4%
AID-Egypt Government Guar. Notes 4.45% due 09/15/2015	785,000	796,876
Republic of Iceland Notes 4.88% due 06/16/2016*	610,000	633,209
Republic of Peru Senior Notes 7.35% due 07/21/2025	102,000	137,955
United Mexican States Senior Notes 4.75% due 03/08/2044	849,000	871,711

		2,439,751

SupraNational Banks — 0.1%
Asian Development Bank Senior Notes 1.13% due 03/15/2017	353,000	355,681

Total Foreign Government Obligations (cost $2,704,642)		2,795,432

Total Long-Term Investment Securities (cost $484,976,188)		603,299,523

SHORT-TERM INVESTMENT SECURITIES — 2.3%
Commercial Paper — 0.8%
HSBC Americas, Inc. 0.08 due 05/01/2015	4,880,000	4,880,000

Time Deposits — 1.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 05/01/2015	9,418,000	9,418,000

Total Short-Term Investment Securities (cost $14,298,000)		14,298,000

TOTAL INVESTMENTS (cost $499,274,188)(7)	100.8%	617,597,523
Liabilities in excess of other assets	(0.8)	(5,010,425)

NET ASSETS	100.0%	$612,587,098

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2015, the aggregate value of these securities was $19,884,943 representing 3.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at April 30, 2015. The aggregate value of these securities was $26,735,824 representing 4.4% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Perpetual maturity — maturity date reflects the next call date.
(3)	Illiquid security. At April 30, 2015, the aggregate value of these securities was $3,038,144 representing 0.5% of net assets.
(4)	Collateralized Loan Obligation
(5)	Commercial Mortgage Backed Security
(6)	Interest Only
(7)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

BRL — Brazilian Real

RSP — Risparmio Savings Shares

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at April 30, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2015 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Banks - Commercial	$1,036,357	$1,838,705	$—	$2,875,062
Beverages-Wine/Spirits	—	2,494,156	—	2,494,156
Cellular Telecom	—	717,936	—	717,936
Diversified Banking Institutions	23,440,144	1,005,336	—	24,445,480
Diversified Manufacturing Operations	9,577,964	1,072,452	—	10,650,416
Electric-Integrated	6,443,474	1,049,288	—	7,492,762
Electronic Components-Misc.	—	378,220	—	378,220
Fisheries	—	1,297,526	—	1,297,526
Food-Misc./Diversified	5,557,110	5,033,690	—	10,590,800
Insurance-Life/Health	2,436,739	867,895	—	3,304,634
Insurance-Multi-line	9,514,198	2,463,926	—	11,978,124
Medical-Drugs	32,210,209	1,651,894	—	33,862,103
Metal-Diversified	—	1,074,783	—	1,074,783
Oil Companies-Integrated	10,564,680	1,642,191	—	12,206,871
Soap & Cleaning Preparation	—	734,358	—	734,358
Telephone-Integrated	9,391,441	1,262,441	—	10,653,882
Tobacco	15,161,861	2,151,027	—	17,312,888
Other Industries	220,801,676	—	—	220,801,676
Convertible Preferred Securities	548,462	—	—	548,462
Preferred Securities	539,276	—	—	539,276
Preferred Securities/Capital Securities	—	3,953,742	—	3,953,742
Asset Backed Securities	—	15,144,693	—	15,144,693
U.S. Corporate Bonds & Notes	—	47,682,086	—	47,682,086
Foreign Corporate Bonds & Notes	—	19,724,428	—	19,724,428
U.S. Government Agencies	—	75,467,223	—	75,467,223
U.S. Government Treasuries	—	60,810,158	—	60,810,158
Municipal Bonds & Notes	—	3,762,346	—	3,762,346
Foreign Government Obligations	—	2,795,432	—	2,795,432
Short-Term Investment Securities	—	14,298,000	—	14,298,000

Total Investments at Value	$347,223,591	$270,373,932	$—	$617,597,523

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SunAmerica Dynamic Allocation Portfolio@

PORTFOLIO OF INVESTMENTS — April 30, 2015 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES# — 81.9%
Domestic Equity Investment Companies — 44.5%
Anchor Series Trust Capital Appreciation Portfolio, Class 1	3,788,752	$192,117,534
Anchor Series Trust Growth and Income Portfolio, Class 1	14,038,590	182,705,408
Anchor Series Trust Growth Portfolio, Class 1	10,834,090	352,746,542
Anchor Series Trust Natural Resources Portfolio, Class 1	3,197,184	65,412,607
Seasons Series Trust Focus Growth Portfolio, Class 1	9,638,444	103,161,226
Seasons Series Trust Focus Value Portfolio, Class 1	9,597,019	174,688,240
Seasons Series Trust Large Cap Growth Portfolio, Class 1	6,101,868	84,285,234
Seasons Series Trust Large Cap Value Portfolio, Class 1	19,762,321	342,822,434
Seasons Series Trust Mid Cap Growth Portfolio, Class 1	5,075,361	90,271,425
Seasons Series Trust Mid Cap Value Portfolio, Class 1	5,816,707	118,110,401
Seasons Series Trust Small Cap Portfolio, Class 1	7,111,277	99,965,577
Seasons Series Trust Stock Portfolio, Class 1	14,050,867	356,153,486
SunAmerica Series Trust Aggressive Growth Portfolio, Class 1	4,187,546	71,772,686
SunAmerica Series Trust Blue Chip Growth, Class 1	31,776,546	334,276,297
SunAmerica Series Trust Equity Index Portfolio, Class 1	43,391,797	778,697,777
SunAmerica Series Trust Fundamental Growth Portfolio, Class 1	3,881,008	105,498,602
SunAmerica Series Trust Growth Opportunities Portfolio, Class 1	9,068,152	88,301,966
SunAmerica Series Trust Growth-Income Portfolio, Class 1	10,880,999	350,075,034
SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio, Class 1	17,091,930	379,402,880
SunAmerica Series Trust Mid Cap Growth Portfolio, Class 1	4,965,963	94,369,924
SunAmerica Series Trust Real Estate Portfolio, Class 1	3,615,843	59,397,858
SunAmerica Series Trust Small Company Value Portfolio, Class 1	6,592,410	164,912,453

		4,589,145,591

Domestic Fixed Income Investment Companies — 23.2%
Anchor Series Trust Government & Quality Bond Portfolio, Class 1	21,399,804	327,984,994
SA JPMorgan MFS Core Bond Portfolio, Class 1	70,699,071	645,597,055
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	49,260,969	585,021,096
Seasons Series Trust Real Return Portfolio, Class 1†	11,568,389	115,300,618
SunAmerica Series Trust Corporate Bond Portfolio, Class 1	40,391,391	558,758,227
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	26,195,542	157,008,611

		2,389,670,601

International Equity Investment Companies — 13.5%
Seasons Series Trust International Equity Portfolio, Class 1	34,892,303	318,871,892
SunAmerica Series Trust Emerging Markets Portfolio, Class 1	30,879,428	248,755,379
SunAmerica Series Trust Foreign Value Portfolio, Class 1	23,652,830	417,771,073
SunAmerica Series Trust Global Equities Portfolio, Class 1	17,223,807	336,783,833
SunAmerica Series Trust International Diversified Equities Portfolio, Class 1	6,128,013	62,596,855
SunAmerica Series Trust International Growth and Income Portfolio, Class 1	1,023,572	10,765,724

		1,395,544,756

International Fixed Income Investment Companies — 0.7%
SunAmerica Series Trust Global Bond Portfolio, Class 1†	6,844,932	74,619,152

Total Affiliated Registered Investment Companies (cost $7,680,135,303)		8,448,980,100

U.S. GOVERNMENT TREASURIES — 14.5%
United States Treasury Bonds — 0.8%
6.25% due 08/15/2023	$16,198,000	21,619,276
7.13% due 02/15/2023	11,415,000	15,809,775
7.25% due 08/15/2022	8,834,000	12,163,314
7.50% due 11/15/2024	10,000,000	14,796,880
7.63% due 11/15/2022	3,387,000	4,787,579
7.63% due 02/15/2025	10,155,000	15,262,650

		84,439,474

United States Treasury Notes — 13.7%
1.63% due 08/15/2022	56,272,000	55,493,871
1.63% due 11/15/2022(2)	81,128,400	79,829,048
1.75% due 05/15/2022(2)	58,907,000	58,704,478
1.75% due 05/15/2023	122,651,000	121,079,595
2.00% due 02/15/2023(2)	120,599,000	121,682,461
2.00% due 02/15/2025	105,860,000	105,429,997
2.25% due 11/15/2024	159,420,000	162,371,821
2.38% due 08/15/2024	156,145,000	160,829,350
2.50% due 08/15/2023	103,843,000	108,410,430
2.50% due 05/15/2024	159,287,000	165,845,164
2.75% due 11/15/2023	137,066,000	145,771,884
2.75% due 02/15/2024	121,906,000	129,506,108

		1,414,954,207

Total U.S. Government Treasuries (cost $1,453,691,877)		1,499,393,681

OPTIONS-PURCHASED — 0.5%
Put Options-Purchased(3)	1,337,700	48,696,139

(cost $43,552,595)
Total Long-Term Investment Securities (cost $9,177,379,775)		9,997,069,920

SHORT-TERM INVESTMENT SECURITIES — 3.7%
Registered Investment Companies — 3.7%
AllianceBernstein Government STIF Portfolio (cost $381,156,140)	381,156,140	381,156,140

TOTAL INVESTMENTS (cost $9,558,535,915) (1)	100.6%	10,378,226,060
Liabilities in excess of other assets	(0.6)	(58,690,989)

NET ASSETS	100.0%	$10,319,535,071

†	Non-income producing security
@	The SunAmerica Series Trust Dynamic Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, Anchor Series Trust, and the Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 3
STIF	— Short-Term Index Fund
(1)	See Note 4 for cost of investments on a tax basis.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts
(3)	Purchased Options:

Open Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at April 30, 2015	Unrealized Appreciation (Depreciation)
S&P 500 Index	July 2015	$1,825	377,700	$26,096,595	$27,506,235	$1,409,640
S&P 500 Index	August 2015	1,880	960,000	17,456,000	21,189,904	3,733,904

				$43,552,595	$48,696,139	$5,143,544

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of April 30, 2015	Unrealized Appreciation (Depreciation)
33,400	Long	S&P 500 E-Mini Index	June 2015	$3,500,811,094	$3,471,763,000	$(29,048,094)

Open Written Call Options

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Value at April 30, 2015	Unrealized Appreciation (Depreciation)
S&P 500 Index	July 2015	$2,200	2,160,000	$17,563,900	$11,228,477	$6,335,423
S&P 500 Index	August 2015	2,240	960,000	6,307,008	4,403,106	1,903,902

				$23,870,908	$15,631,583	$8,239,325

Open Written Put Options

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Value at April 30, 2015	Unrealized Appreciation (Depreciation)
S&P 500 Index	July 2015	$1,825	960,000	$6,608,000	$8,463,457	$(1,855,457)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2015 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$8,448,980,100	$—	$—	$8,448,980,100
U.S. Government Treasuries	—	1,499,393,681	—	1,499,393,681
Options - Purchased	48,696,139	—	—	48,696,139
Short-Term Investment Securities	381,156,140	—	—	381,156,140

Total Investments at Value	$8,878,832,379	$1,499,393,681	$—	$10,378,226,060

Other Financial Instruments:+
Open Written Call Options	$8,239,325	$—	$—	$8,239,325

LIABILITIES:
Other Financial Instruments:+
Open Futures Contracts	29,048,094	—	—	29,048,094
Open Written Put Options	1,855,457	—	—	1,855,457

Total Other Financial Instruments	$30,903,551	$—	$—	$30,903,551

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SunAmerica Dynamic Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — April 30, 2015 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES# — 82.3%
Domestic Equity Investment Companies — 55.9%
Seasons Series Trust Focus Value Portfolio, Class 1	6,029,151	$109,744,675
Seasons Series Trust Large Cap Growth Portfolio, Class 1	7,760,097	107,190,389
Seasons Series Trust Large Cap Value Portfolio, Class 1	20,308,505	352,297,235
Seasons Series Trust Mid Cap Growth Portfolio, Class 1	2,707,631	48,158,484
Seasons Series Trust Mid Cap Value Portfolio, Class 1	4,631,932	94,053,101
Seasons Series Trust Small Cap Portfolio, Class 1	3,248,449	45,664,528
SunAmerica Series Trust Alliance Growth Portfolio, Class 1†	2,368,705	100,303,798
SunAmerica Series Trust Capital Growth Portfolio, Class 1	2,997,281	41,271,940
SunAmerica Series Trust Davis Venture Value Portfolio, Class 1	8,136,720	233,323,416
SunAmerica Series Trust Dogs of Wall Street Portfolio, Class 1	10,272,589	140,019,516
SunAmerica Series Trust Equity Index Portfolio, Class 1	29,039,634	521,137,637
SunAmerica Series Trust Equity Opportunities Portfolio, Class 1	7,199,406	140,888,648
SunAmerica Series Trust Growth Opportunities Portfolio, Class 1	1,661,509	16,179,098
SunAmerica Series Trust Growth-Income Portfolio, Class 1	7,897,465	254,085,614
SunAmerica Series Trust Marsico Focused Growth Portfolio, Class 1	14,062,595	186,544,379
SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio, Class 1	14,775,602	327,985,538
SunAmerica Series Trust Mid Cap Growth Portfolio, Class 1	2,616,292	49,718,303
SunAmerica Series Trust Real Estate Portfolio, Class 1	5,647,935	92,779,274
SunAmerica Series Trust Small & Mid Cap Value Portfolio, Class 1	4,578,192	92,801,784
SunAmerica Series Trust Small Company Value Portfolio, Class 1	5,255,791	131,476,246

		3,085,623,603

Domestic Fixed Income Investment Companies — 13.9%
Anchor Series Trust Government & Quality Bond Portfolio, Class 1	8,204,696	125,749,622
SA JPMorgan MFS Core Bond Portfolio, Class 1	27,735,856	253,273,301
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	7,058,135	83,822,096
Seasons Series Trust Real Return Portfolio, Class 1†	4,361,230	43,467,811
SunAmerica Series Trust Corporate Bond Portfolio, Class 1	12,573,771	173,940,482
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	14,382,907	86,207,046

		766,460,358

International Equity Investment Companies — 11.1%
Seasons Series Trust International Equity Portfolio, Class 1	13,632,705	124,585,829
SunAmerica Series Trust Foreign Value Portfolio, Class 1	12,734,594	224,926,361
SunAmerica Series Trust Global Equities Portfolio, Class 1	6,949,025	135,877,000
SunAmerica Series Trust International Growth and Income Portfolio, Class 1	12,249,114	128,833,743

		614,222,933

International Fixed Income Investment Companies — 1.4%
SunAmerica Series Trust Global Bond Portfolio, Class 1†	7,192,770	78,411,067

Total Affiliated Registered Investment Companies (cost $4,213,058,555)		4,544,717,961

U.S. GOVERNMENT TREASURIES — 14.1%
United States Treasury Bonds — 0.8%
6.25% due 08/15/2023	$8,503,000	11,348,852
7.13% due 02/15/2023	6,111,000	8,463,735
7.25% due 08/15/2022	5,713,000	7,866,087
7.50% due 11/15/2024	5,150,000	7,620,393
7.63% due 11/15/2022	1,746,000	2,467,999
7.63% due 02/15/2025	5,265,000	7,913,132

		45,680,198

United States Treasury Notes — 13.3%
1.63% due 08/15/2022	28,430,500	28,037,363
1.63% due 11/15/2022(1)	41,773,000	41,103,964
1.75% due 05/15/2022	28,390,000	28,292,395
1.75% due 05/15/2023	63,173,000	62,363,628
2.00% due 02/15/2023	63,667,000	64,238,984
2.00% due 02/15/2025	56,940,000	56,708,710
2.25% due 11/15/2024(1)	82,210,000	83,732,200
2.38% due 08/15/2024	82,320,000	84,789,600
2.50% due 08/15/2023	53,605,000	55,962,762
2.50% due 05/15/2024	81,557,400	84,915,281
2.75% due 11/15/2023	72,660,000	77,275,073
2.75% due 02/15/2024	62,869,000	66,788,505

		734,208,465

Total U.S. Government Treasuries (cost $755,368,383)		779,888,663

OPTIONS-PURCHASED — 0.5%
Put Options-Purchased(3) (cost $23,316,182)	734,640	26,015,290

Total Long-Term Investment Securities (cost $4,991,743,120)		5,350,621,914

SHORT-TERM INVESTMENT SECURITIES — 3.7%
Registered Investment Companies — 3.7%
AllianceBernstein Government STIF Portfolio (cost $201,236,968)	201,236,968	201,236,968

TOTAL INVESTMENTS (cost $5,192,980,088)(2)	100.6%	5,551,858,882
Liabilities in excess of other assets	(0.6)	(31,179,365)

NET ASSETS	100.0%	$5,520,679,517

†	Non-income producing security

@	The SunAmerica Series Trust Dynamic Strategy Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, Anchor Series Trust, and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 3
STIF	— Short-Term Index Fund
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 4 for cost of investments on a tax basis.
(3)	Purchased Options:

Open Put Options - Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at April 30, 2015	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	July 2015	$1,825	224,640	$14,042,682	$14,758,153	$715,471
S&P 500 Index	August 2015	1,880	510,000	9,273,500	11,257,137	1,983,637

				$23,316,182	$26,015,290	$2,699,108

Open Written Call Options

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Value at April 30, 2015	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	July 2015	$2,200	1,164,000	$9,491,380	$6,050,902	$3,440,478
S&P 500 Index	August 2015	2,240	510,000	3,350,598	2,339,150	1,011,448

				$12,841,978	$8,390,052	$4,451,926

Open Written Put Options

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Value at April 30, 2015	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	July 2015	$1,825	510,000	$3,510,500	$4,496,212	$(985,712)

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of April 30, 2015	Unrealized Appreciation/ (Depreciation)
13,100	Long	S&P 500 E-Mini Index	June 2015	$1,376,107,454	$1,361,679,500	$(14,427,954)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2015 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$4,544,717,961	$—	$—	$4,544,717,961
U.S. Government Treasuries	—	779,888,663	—	779,888,663
Options-Purchased	26,015,290	—	—	26,015,290
Short-Term Investment Securities	201,236,968	—	—	201,236,968

Total Investments at Value	$4,771,970,219	$779,888,663	$—	$5,551,858,882

Other Financial Instruments:+
Open Written Call Options	$4,451,926	$—	$—	$4,451,926

LIABILITIES:
Other Financial Instruments:+
Open Written Put Options	985,712	—	—	985,712
Open Futures Contracts	14,427,954	—	—	14,427,954

	$15,413,666	$—	$—	$15,413,666

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2015 —

(unaudited)

Security Description	Principal Amount	Value (Note 1)

ASSET BACKED SECURITIES — 0.1%
Diversified Financial Services — 0.1%
Mercedes-Benz Auto Receivables Trust Series 2014-1, Class A2 0.43% due 02/15/2017	$82,668	$82,667
SLM Private Credit Student Loan Trust FRS Series 2006-B, Class A4 0.45% due 03/15/2024	67,642	67,083

Total Asset Backed Securities (cost $148,572)		149,750

U.S. CORPORATE BONDS & NOTES — 3.9%
Aerospace/Defense — 0.0%
Lockheed Martin Corp. Senior Notes 3.60% due 03/01/2035	13,000	12,745

Airlines — 0.0%
Southwest Airlines Co. Senior Notes 2.75% due 11/06/2019	20,000	20,408

Applications Software — 0.1%
Microsoft Corp. Senior Notes 2.70% due 02/12/2025	200,000	197,438

Auto-Cars/Light Trucks — 0.5%
Daimler Finance North America LLC FRS Company Guar. Notes 0.68% due 03/02/2018	390,000	389,994
Daimler Finance North America LLC Company Guar. Notes 2.25% due 03/02/2020	200,000	200,519
Ford Motor Credit Co. LLC FRS Senior Notes 0.78% due 09/08/2017	300,000	298,540
Toyota Motor Credit Corp. FRS Senior Notes 0.55% due 05/17/2016	100,000	100,237
Toyota Motor Credit Corp. Senior Notes 2.15% due 03/12/2020	400,000	403,819

		1,393,109

Banks-Commercial — 0.2%
HSBC USA, Inc. FRS Senior Notes 0.87% due 11/13/2019	200,000	199,733
HSBC USA, Inc. Senior Notes 2.38% due 11/13/2019	150,000	151,106
Manufacturers & Traders Trust Co. Senior Notes 2.25% due 07/25/2019	250,000	252,343

		603,182

Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 3.00% due 02/24/2025	400,000	401,308

Banks-Super Regional — 0.1%
Bank of America NA FRS Senior Notes 0.68% due 05/08/2017	250,000	249,750
Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025	100,000	98,610

		348,360

Broadcast Services/Program — 0.0%
Discovery Communications LLC Company Guar. Notes 3.45% due 03/15/2025	10,000	9,814

Building & Construction Products-Misc. — 0.0%
Owens Corning Company Guar. Notes 4.20% due 12/01/2024	20,000	20,401

Building Products-Wood — 0.0%
Masco Corp. Senior Notes 4.45% due 04/01/2025	10,000	10,325

Casino Hotels — 0.1%
Wynn Las Vegas LLC Company Guar. Notes 5.50% due 03/01/2025	200,000	200,750

Cellular Telecom — 0.0%
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	28,000	28,533
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	28,000	28,756

		57,289

Commercial Services-Finance — 0.0%
Total System Services, Inc. Senior Notes 3.75% due 06/01/2023	100,000	99,475

Computers — 0.1%
Apple, Inc. FRS Senior Notes 0.56% due 05/06/2019	200,000	200,871
Apple, Inc. Senior Notes 3.45% due 05/06/2024	100,000	104,931

		305,802

Diversified Banking Institutions — 0.2%
Bank of America Corp. FRS Senior Notes 0.87% due 08/25/2017	110,000	110,273
UBS AG FRS Senior Notes 0.64% due 08/14/2017	250,000	249,321
UBS AG Senior Notes 2.38% due 08/14/2019	250,000	252,051

		611,645

Diversified Operations — 0.0%
MUFG Americas Holdings Corp. Senior Notes 2.25% due 02/10/2020	12,000	12,004

E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 3.30% due 12/05/2021	30,000	31,130

Electric-Integrated — 0.1%
Duke Energy Corp. FRS Senior Notes 0.65% due 04/03/2017	100,000	100,182

Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	100,000	106,367
Duke Energy Progress, Inc. FRS 1st Mtg. Notes 0.46% due 03/06/2017	100,000	99,851

		306,400

Electronic Forms — 0.0%
Adobe Systems, Inc. Senior Notes 3.25% due 02/01/2025	12,000	12,126

Enterprise Software/Service — 0.3%
Oracle Corp. FRS Senior Notes 0.78% due 10/08/2019	200,000	201,466
Oracle Corp. Senior Notes 2.95% due 05/15/2025	700,000	693,040

		894,506

Finance-Auto Loans — 0.1%
Ford Motor Credit Co. LLC FRS Senior Notes 1.51% due 05/09/2016	200,000	201,307

Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 5.88% due 03/25/2021	250,000	248,750
Synchrony Financial Senior Notes 2.70% due 02/03/2020	12,000	12,025

		260,775

Finance-Credit Card — 0.2%
American Express Credit Corp. FRS Senior Notes 0.75% due 08/15/2019	300,000	299,114
American Express Credit Corp. Senior Notes 2.25% due 08/15/2019	200,000	202,509

		501,623

Finance-Investment Banker/Broker — 0.0%
Lazard Group LLC Senior Notes 3.75% due 02/13/2025	25,000	24,347

Food-Meat Products — 0.1%
Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024	100,000	104,277

Instruments-Scientific — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 3.30% due 02/15/2022	30,000	30,500

Insurance-Life/Health — 0.2%
Jackson National Life Global Funding Sec. Notes 2.30% due 04/16/2019	200,000	202,169
Principal Life Global Funding II Sec. Notes 2.20% due 04/08/2020*(2)	400,000	401,530

		603,699

Insurance-Multi-line — 0.1%
MetLife, Inc. Senior Notes 4.05% due 03/01/2045	10,000	9,904
Metropolitan Life Global Funding I Sec. Notes 2.00% due 04/14/2020*(2)	150,000	149,350
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	200,000	203,071

		362,325

Insurance-Mutual — 0.0%
New York Life Global Funding Sec. Notes 1.13% due 03/01/2017	100,000	100,301

Insurance-Property/Casualty — 0.0%
First American Financial Corp. Senior Notes 4.60% due 11/15/2024	20,000	20,661

Medical Instruments — 0.0%
Medtronic, Inc. Company Guar. Notes 3.50% due 03/15/2025	60,000	62,046

Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	12,000	11,955

Medical Products — 0.1%
Becton Dickinson and Co. FRS Senior Notes 0.72% due 06/15/2016	210,000	210,244
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	30,000	30,978
Zimmer Holdings, Inc. Senior Notes 2.70% due 04/01/2020	10,000	10,098
Zimmer Holdings, Inc. Senior Notes 3.15% due 04/01/2022	30,000	30,204
Zimmer Holdings, Inc. Senior Notes 3.55% due 04/01/2025	30,000	30,059

		311,583

Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 3.13% due 05/01/2025	530,000	523,679

Medical-Drugs — 0.2%
Eli Lilly & Co. Senior Notes 2.75% due 06/01/2025	370,000	367,395
Johnson & Johnson FRS Senior Notes 0.33% due 11/28/2016	100,000	100,075
Merck & Co., Inc. Senior Notes 2.35% due 02/10/2022	25,000	24,869

		492,339

Medical-HMO — 0.1%
Aetna, Inc. Senior Notes 3.50% due 11/15/2024	20,000	20,583

UnitedHealth Group, Inc. Senior Notes 2.88% due 12/15/2021	310,000	316,797

		337,380

Medical-Wholesale Drug Distribution — 0.0%
McKesson Corp. FRS Senior Notes 0.66% due 09/10/2015	100,000	100,028

Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 3.13% due 03/01/2025	12,000	11,979

Oil Companies-Exploration & Production — 0.1%
Devon Energy Corp. FRS Senior Notes 0.72% due 12/15/2015	100,000	99,868
EOG Resources, Inc. Senior Notes 3.90% due 04/01/2035	10,000	10,073

		109,941

Pipelines — 0.1%
DCP Midstream Operating LP Company Guar. Notes 2.70% due 04/01/2019	100,000	92,944
Energy Transfer Partners LP Senior Notes 4.05% due 03/15/2025	100,000	100,029
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	200,000	189,807

		382,780

Real Estate Investment Trusts — 0.0%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.50% due 07/30/2029	100,000	103,513

Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*(2)	12,000	11,843

Retail-Discount — 0.0%
Family Tree Escrow LLC Senior Notes 5.75% due 03/01/2023	31,000	32,550

Telephone-Integrated — 0.3%
AT&T, Inc. FRS Senior Notes 0.69% due 03/30/2017	100,000	99,823
AT&T, Inc. FRS Senior Notes 1.16% due 06/30/2020	90,000	90,721
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	50,000	49,472
Verizon Communications, Inc. FRS Senior Notes 0.66% due 06/09/2017	200,000	199,782
Verizon Communications, Inc. FRS Senior Notes 1.04% due 06/17/2019	100,000	100,681
Verizon Communications, Inc. FRS Senior Notes 1.80% due 09/15/2016	100,000	101,524
Verizon Communications, Inc. Senior Notes 3.50% due 11/01/2021	100,000	104,111
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	100,000	109,382

		855,496

Tobacco — 0.1%
Reynolds American, Inc. Company Guar. Notes 4.85% due 09/15/2023	100,000	109,892

Transport-Equipment & Leasing — 0.0%
Aviation Capital Group Corp. Senior Notes 3.88% due 09/27/2016	100,000	102,734

Total U.S. Corporate Bonds & Notes (cost $11,257,305)		11,317,770

FOREIGN CORPORATE BONDS & NOTES — 1.6%
Airport Development/Maintenance — 0.0%
Sydney Airport Finance Co. Pty, Ltd. Senior Notes 3.38% due 04/30/2025*(2)	20,000	19,831

Auto-Cars/Light Trucks — 0.1%
Volkswagen International Finance NV FRS Company Guar. Notes 0.70% due 11/18/2016	250,000	250,454

Banks-Commercial — 1.0%
Bank of Tokyo-Mitsubishi UFJ, Ltd. FRS Senior Notes 0.82% due 03/05/2018(2)	400,000	400,554
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 2.30% due 03/05/2020	200,000	201,068
BPCE SA Sub. Notes 4.63% due 07/11/2024	300,000	304,263
Commonwealth Bank of Australia FRS Senior Notes 0.53% due 09/08/2017(2)	300,000	299,847
Credit Suisse NY FRS Senior Notes 0.96% due 04/27/2018	680,000	679,604
ING Bank NV FRS Notes 0.82% due 03/16/2018(2)	400,000	399,883
ING Bank NV Senior Notes 2.45% due 03/16/2020(2)	30,000	30,326
Swedbank AB Senior Notes 2.20% due 03/04/2020(2)	370,000	370,964
Toronto-Dominion Bank FRS Senior Notes 0.49% due 05/02/2017	200,000	199,961

		2,886,470

Banks-Money Center — 0.1%
Mizuho Bank, Ltd. Company Guar. Notes 3.60% due 09/25/2024(2)	200,000	205,525

Diversified Banking Institutions — 0.1%
Barclays PLC Senior Notes 3.65% due 03/16/2025	400,000	394,703

Finance-Leasing Companies — 0.1%
LeasePlan Corp. NV Senior Notes 2.50% due 05/16/2018(2)	200,000	201,522

Insurance-Multi-line — 0.0%
XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025	10,000	10,067

Medical-Generic Drugs — 0.0%
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	20,000	20,216

Multimedia — 0.1%
21st Century Fox America, Inc. Company Guar. Notes 3.70% due 09/15/2024	200,000	210,015

Oil Companies-Exploration & Production — 0.0%
Woodside Finance, Ltd. Company Guar. Notes 3.65% due 03/05/2025	10,000	9,896

Oil Companies-Integrated — 0.1%
BP Capital Markets PLC FRS Company Guar. Notes 0.68% due 02/13/2018	213,000	213,151
BP Capital Markets PLC Company Guar. Notes 2.32% due 02/13/2020	200,000	202,736
BP Capital Markets PLC Company Guar. Notes 3.51% due 03/17/2025	40,000	40,736
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	61,000	62,331

		518,954

Total Foreign Corporate Bonds & Notes (cost $4,698,246)		4,727,653

U.S. GOVERNMENT AGENCIES — 1.1%
Federal Home Loan Mtg. Corp. — 0.8%
1.25% due 10/02/2019	2,000,000	1,978,994
2.38% due 01/13/2022	200,000	204,364

		2,183,358

Federal National Mtg. Assoc. — 0.3%
1.88% due 09/18/2018	900,000	922,685

Total U.S. Government Agencies (cost $3,053,247)		3,106,043

U.S. GOVERNMENT TREASURIES — 18.8%
United States Treasury Bonds — 0.9%
2.88% due 05/15/2043	300,000	307,382
3.13% due 02/15/2042	250,000	268,926
3.13% due 08/15/2044	2,000,000	2,153,906

		2,730,214

United States Treasury Notes — 17.9%
0.08% due 10/31/2016 FRS(1)	518,000	517,866
0.63% due 04/30/2018	6,200,000	6,143,816
1.50% due 01/31/2022	11,000,000	10,798,051
2.00% due 10/31/2021	5,300,000	5,378,673
2.13% due 06/30/2021	2,700,000	2,766,658
2.25% due 04/30/2021	1,100,000	1,136,352
2.38% due 08/15/2024	2,200,000	2,266,000
2.50% due 05/15/2024	22,300,000	23,218,135

		52,225,551

Total U.S. Government Treasuries (cost $54,862,248)		54,955,765

Total Long-Term Investment Securities (cost $74,019,618)		74,256,981

SHORT-TERM INVESTMENT SECURITIES — 14.2%
U.S. Government Agencies — 13.0%
Federal Home Loan Bank Disc. Notes 0.01% due 05/19/2015	2,200,000	2,199,969
0.01% due 07/16/2015	400,000	399,949
0.01% due 09/04/2015	100,000	99,975
0.01% due 09/09/2015	200,000	199,949
0.08% due 05/22/2015	2,800,000	2,799,952
0.08% due 07/21/2015	6,300,000	6,299,137
0.08% due 07/22/2015	3,000,000	2,999,586
0.10% due 07/17/2015	6,400,000	6,399,168
0.10% due 09/02/2015	3,600,000	3,599,125
0.12% due 05/08/2015	900,000	899,995
Federal Home Loan Mgt. Corp.
0.08% due 05/15/2015	3,400,000	3,399,986
0.12% due 05/27/2015	500,000	499,990
0.13% due 06/09/2015	4,500,000	4,499,735
Federal National Mtg. Assoc.
0.08% due 05/01/2015	200,000	200,000
0.10% due 05/21/2015	3,600,000	3,599,942

		38,096,458

U.S. Government Treasuries — 1.2%
0.01% due 05/21/2015(1)	69,000	69,000
0.01% due 09/10/2015(1)	3,428,000	3,427,685

		3,496,685

Total Short-Term Investment Securities (cost $41,590,786)		41,593,143

REPURCHASE AGREEMENTS — 56.3%
Agreement with Goldman Sachs, bearing interest at 0.24%, dated 04/30/2015, to be repurchased 05/01/2015 in the amount of $14,000,093 and collateralized by $14,982,000 of Federal National Mtg. Association. Bonds, bearing interest at 4.00% due 03/01/2043 and having an approximate value of $14,412,636 (Cost $14,000,000)	14,000,000	14,000,000
Agreement with J.P. Morgan Securities, bearing interest at 0.21%, dated 04/30/2015, to be repurchased 05/01/2015 in the amount of $61,300,358 and collateralized by $61,300,000 of United States Treasury Notes, bearing interest at 2.13% due 09/30/2021 and having an approximate value of $62,755,875. (Cost $61,300,000)	61,300,000	61,300,000
Agreement with Barclays Capital, Inc., bearing interest at 0.21% dated 04/30/2015 to be repurchased 05/01/2015 in the amount of $14,000,082 and collateralized by $14,335,000 of United States Treasury Bonds bearing interest at 1.75% due 02/28/2022 and having an approximate value of $14,302,522. (cost $14,000,000)	14,000,000	14,000,000
Agreement with Credit Suisse First Boston LLC, bearing interest at 0.21% dated 04/30/2015 to be repurchased 05/01/2015 in the amount of $61,400,358 and collateralized by $62,817,000 of United States Treasury Notes bearing interest at 0.50% due 04/30/2017 and having an approximate value of $62,731,117 (cost $61,400,000)	61,400,000	61,400,000
Agreement with TD Securities LLC, bearing interest at 0.21% dated 04/30/2015 to be repurchased 05/01/2015 in the amount of $14,000,082 and collateralized by $14,099,038 of United States Treasury Bonds bearing interest at 3.75% due 11/15/2043 and having an approximate value of $14,300,319. (cost $14,000,000)	14,000,000	14,000,000

Total Repurchase Agreements (cost $164,700,000)		164,700,000

TOTAL INVESTMENTS (cost $280,310,404)(3)	96.0%	280,550,124
Other assets less liabilities	4.0	11,800,850

NET ASSETS	100.0%	$292,350,974

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2015, the aggregate value of these securities was $785,625 representing 0.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	Illiquid security. At April 30, 2015, the aggregate value of these securities was $2,491,175 or 0.8% of net assets.
(3)	See Note 4 for cost of investments on a tax basis.

FRS — Floating Rate Security

Written Options on Interest Rate Swap Contracts

Issue	Expiration Month	Strike Price	Notional Amount	Premiums Received	Value at April 30, 2015	Unrealized Appreciation (Depreciation)
Call option to enter into an interest rate swap with Morgan Stanley for the obligation to receive a fixed rate of 2.91% versus the three month USD-LIBOR-BBA maturing on 08/15/2017	August 2015	$2.91	$5,800,000	$20,880	$38,634	$(17,754)
Put option to enter into an interest rate swap with Morgan Stanley for the obligation to receive a fixed rate of 2.91% versus the three month USD-LIBOR-BBA maturing on 08/15/2017	August 2015	2.91	5,800,000	20,880	1,740	19,140
Call option to enter into an interest rate swap with Morgan Stanley for the obligation to receive a fixed rate of 0.75% versus the three month USD-LIBOR-BBA maturing on 09/11/2015	September 2015	0.75	800,000	21,503	16,107	5,396
Put option to enter into an interest rate swap with Morgan Stanley for the obligation to receive a fixed rate of 2.91% versus the three month USD-LIBOR-BBA maturing on 09/11/2015	September 2015	1.30	800,000	23,189	17,423	5,766

				$86,452	$73,904	$12,548

Open Future Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of April 30, 2015	Unrealized Appreciation (Depreciation)
1,700	Long	S&P 500 E-Mini Index	June 2015	$175,340,568	$176,706,500	$1,365,932
119	Long	Russell 2000 Mini Index	June 2015	14,565,774	14,475,160	(90,614)
87	Long	U.S. Treasury 10 Year Notes	June 2015	11,140,841	11,168,625	27,784

						$1,303,102

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	JPY	72,400,000	USD	605,448	5/8/2015	$—	$(921)

JPY — Japanese Yen

USD — United States Dollar

Over the Counter Total Return Swap Contracts@

Swap Counterparty	Notional Amount (000’s)	Termination Date	Fixed Payments Received (Paid) by the Portfolio	Total Return Received or Paid by Portfolio	Upfront Premiums Paid/ (Received)	Gross Unrealized Appreciation (Depreciation)
Goldman Sachs International	8,267	4/29/2016	(3 Month USD LIBOR-BBA plus 17 bps)	ishares MSCI EAFE Index	$—	$—

Centrally Cleared Interest Rate Swap Contracts@

			Rates Exchanged
	Notional Amount (000’s)	Termination Date	Fixed Payments Received (Paid) by the Portfolio	Payments Made by the Portfolio	Upfront Premiums Paid/ (Received)	Gross Unrealized Appreciation (Depreciation)
EUR	400	1/29/2024	6 Month EURIBOR	2.000%	$97,980	$(54,359)
USD	700	11/19/2024	3 Month USD LIBOR-BBA	2.450%	—	21,862
USD	700	12/4/2019	3 Month USD LIBOR-BBA	1.850%	—	(10,712)

					$97,980	$(43,209)

Centrally Cleared Credit Default Swaps on Credit Indicies — Sell Protection@ (4)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Counterparty	Implied Credit Spread at April 30, 2015 (1)	Notional Amount (2)	Value at April 30, 2015 (3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX North American Investment Grade Index	1.000%	6/20/2018	UBS Securities LLC	0.3872%	$1,800,000	$34,255	$13,858	$20,397
CDX North American Investment Grade Index	1.000%	6/20/2020	Morgan Stanley & Co., LLC	0.6394%	58,900,000	1,056,195	1,077,291	(21,096)

						$1,090,450	$1,091,149	$(699)

@	Illiquid security. At April 30, 2015, the aggregate value of these securities was ($43,908) representing (0.0%) of net assets.
(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

BBA — British Banking Association

EUR — Euro Dollar

EURIBOR — Euro Interbank Offered Rate

LIBOR — London Interbank Offered Rate

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$149,750	$—	$149,750
U.S. Corporate Bonds & Notes	—	11,317,770	—	11,317,770
Foreign Corporate Bonds & Notes	—	4,727,654	—	4,727,654
U.S. Government Agencies	—	3,106,043	—	3,106,043
U.S. Government Treasuries	—	54,955,765	—	54,955,765
Short-Term Investment Securities	—	41,593,143	—	41,593,143
Repurchase Agreements	—	164,700,000	—	164,700,000

Total Investments at Value	$—	$280,550,125	$—	$280,550,125

Other Financial Instruments: +
Written Options on Interest Rate Swap Contracts	—	30,302	—	30,302
Open Futures Contracts	—	1,393,716	—	1,393,716
Centrally Cleared Interest Rate Swap Contracts	—	21,862	—	21,862
Centrally Cleared Credit Default Swaps on Credit Indices-Sell Protection	—	20,397	—	20,397

Total Other Financial Instruments	$—	$1,466,277	$—	$1,466,277

LIABILITIES:
Other Financial Instruments: +
Written Options on Interest Rate Swap Contracts	—	17,754	—	17,754
Open Futures Contracts	—	90,614	—	90,614
Open Forward Foreign Currency Contracts	—	921	—	921
Centrally Cleared Interest Rate Swap Contracts	—	65,071	—	65,071
Centrally Cleared Credit Default Swaps on Credit Indices-Sell Protection	—	21,096	—	21,096

Total Other Financial Instruments	$—	$195,456	$—	$195,456

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2015 —

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 64.0%
Aerospace/Defense — 0.9%
General Dynamics Corp.	22,305	$3,062,923

Agricultural Operations — 0.8%
Archer-Daniels-Midland Co.	50,189	2,453,238

Applications Software — 1.4%
Citrix Systems, Inc.†	30,113	2,022,389
Microsoft Corp.	52,679	2,562,307

		4,584,696

Auto-Cars/Light Trucks — 0.7%
General Motors Co.	67,162	2,354,700

Banks-Commercial — 1.0%
BB&T Corp.	46,438	1,778,111
First Horizon National Corp.	97,856	1,394,448

		3,172,559

Banks-Fiduciary — 2.5%
Citizens Financial Group, Inc.	102,020	2,657,621
Northern Trust Corp.	31,280	2,288,132
State Street Corp.	42,140	3,249,837

		8,195,590

Banks-Super Regional — 2.5%
Comerica, Inc.	45,379	2,151,419
Fifth Third Bancorp	108,745	2,174,900
PNC Financial Services Group, Inc.	41,158	3,775,423

		8,101,742

Cable/Satellite TV — 1.7%
Comcast Corp., Class A	61,193	3,534,508
Time Warner Cable, Inc.	13,637	2,120,826

		5,655,334

Cellular Telecom — 0.7%
Vodafone Group PLC ADR	60,550	2,131,360

Chemicals-Diversified — 0.4%
Dow Chemical Co.	22,911	1,168,461

Computer Services — 0.8%
Amdocs, Ltd.	48,559	2,674,144

Computers-Memory Devices — 0.6%
NetApp, Inc.	50,679	1,837,114

Cosmetics & Toiletries — 1.3%
Procter & Gamble Co.	29,271	2,327,337
Unilever NV	42,426	1,844,683

		4,172,020

Cruise Lines — 1.0%
Carnival Corp.	75,355	3,313,359

Diversified Banking Institutions — 9.9%
Bank of America Corp.	322,788	5,142,013
Citigroup, Inc.	189,099	10,082,758
Goldman Sachs Group, Inc.	12,127	2,381,985
JPMorgan Chase & Co.	150,868	9,543,910
Morgan Stanley	138,980	5,185,344

		32,336,010

Diversified Manufacturing Operations — 2.8%
General Electric Co.	242,610	6,569,879
Ingersoll-Rand PLC	39,940	2,629,649

		9,199,528

E-Commerce/Products — 1.0%
eBay, Inc.†	58,810	3,426,271

Electric-Distribution — 0.4%
PG&E Corp.	26,965	1,426,988

Electric-Integrated — 0.4%
FirstEnergy Corp.	34,864	1,251,966

Electronic Components-Misc. — 0.6%
Corning, Inc.	100,378	2,100,912

Electronic Components-Semiconductors — 1.5%
Broadcom Corp., Class A	49,286	2,178,688
Intel Corp.	82,871	2,697,451

		4,876,139

Electronic Forms — 0.6%
Adobe Systems, Inc.†	25,282	1,922,949

Electronic Security Devices — 0.7%
Tyco International PLC	55,219	2,174,524

Finance-Investment Banker/Broker — 0.8%
Charles Schwab Corp.	86,653	2,642,916

Finance-Other Services — 0.4%
CME Group, Inc.	15,878	1,443,469

Food-Misc./Diversified — 0.8%
Mondelez International, Inc., Class A	67,417	2,586,790

Insurance Brokers — 2.0%
Aon PLC	22,360	2,151,703
Marsh & McLennan Cos., Inc.	40,453	2,271,840
Willis Group Holdings PLC	41,722	2,028,941

		6,452,484

Insurance-Multi-line — 0.9%
Voya Financial, Inc.	70,826	2,998,773

Internet Security — 0.9%
Symantec Corp.	112,550	2,805,309

Machinery-Construction & Mining — 0.5%
Caterpillar, Inc.	18,555	1,612,058

Medical Instruments — 0.8%
Medtronic PLC	35,513	2,643,943

Medical Products — 0.4%
Baxter International, Inc.	16,791	1,154,213

Medical-Biomedical/Gene — 0.8%
Amgen, Inc.	16,460	2,599,199

Medical-Drugs — 4.2%
Eli Lilly & Co.	41,691	2,996,332
Merck & Co., Inc.	55,917	3,330,417
Novartis AG(2)	32,273	3,334,417
Pfizer, Inc.	51,158	1,735,791
Sanofi(2)	22,830	2,321,773

		13,718,730

Medical-Generic Drugs — 0.8%
Teva Pharmaceutical Industries, Ltd. ADR	42,108	2,544,165

Medical-HMO — 1.4%
Anthem, Inc.	15,012	2,265,761
UnitedHealth Group, Inc.	21,015	2,341,071

		4,606,832

Multimedia — 1.2%
Thomson Reuters Corp.	43,105	1,771,003
Time Warner, Inc.	9,644	814,050
Viacom, Inc., Class B	19,347	1,343,649

		3,928,702

Networking Products — 1.0%
Cisco Systems, Inc.	110,846	3,195,690

Oil & Gas Drilling — 0.4%
Ensco PLC, Class A	42,779	1,167,011

Oil Companies-Exploration & Production — 2.5%
Anadarko Petroleum Corp.	17,759	1,671,122
Apache Corp.	35,119	2,402,139
Canadian Natural Resources, Ltd.	66,512	2,210,084
Occidental Petroleum Corp.	23,126	1,852,393

		8,135,738

Oil Companies-Integrated — 2.9%
Exxon Mobil Corp.	23,050	2,013,878
Royal Dutch Shell PLC, Class A(2)	154,021	4,851,386
Total SA(2)	48,945	2,650,809

		9,516,073

Oil-Field Services — 0.8%
Baker Hughes, Inc.	39,712	2,718,684

Pharmacy Services — 0.5%
Express Scripts Holding Co.†	20,295	1,753,488

Retail-Discount — 2.3%
Target Corp.	51,807	4,083,946
Wal-Mart Stores, Inc.	42,553	3,321,261

		7,405,207

Semiconductor Equipment — 0.7%
Applied Materials, Inc.	120,026	2,375,315

Telephone-Integrated — 1.0%
Koninklijke KPN NV(2)	149,481	553,678
Orange SA(2)	33,790	556,190
Telecom Italia SpA†(2)	315,665	371,131
Telefonica SA(2)	23,208	353,939
Verizon Communications, Inc.	31,577	1,592,744

		3,427,682

Television — 0.2%
CBS Corp., Class B	9,709	603,220

Tobacco — 0.8%
Philip Morris International, Inc.	29,493	2,461,781

Transport-Rail — 0.8%
CSX Corp.	70,866	2,557,554

Total Common Stocks (cost $197,813,939)		208,647,553

CONVERTIBLE PREFERRED SECURITIES — 0.3%
Banks-Super Regional — 0.0%
KeyCorp Series A 7.75%	400	52,300

Investment Management/Advisor Services — 0.3%
AMG Capital Trust II 5.15% due 10/15/2037	15,600	951,600

Pipelines — 0.0%
El Paso Energy Capital Trust I 4.75% due 03/31/2028	800	49,256

Total Convertible Preferred Securities (cost $1,072,661)		1,053,156

PREFERRED SECURITIES — 0.0%
Banks-Fiduciary — 0.0%
State Street Corp. Series D 5.90%	3,000	80,790

Banks-Super Regional — 0.0%
Wells Fargo & Co. 5.85%	1,200	31,572

Total Preferred Securities (cost $105,000)		112,362

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.2%
Diversified Banking Institutions — 0.2%
JPMorgan Chase & Co. FRS Series R 6.00% due 08/01/2023(1)	35,000	35,963
JPMorgan Chase & Co. FRS Series S 6.75% due 02/01/2024(1)	30,000	32,769
JPMorgan Chase & Co. FRS Series V 5.00% due 07/01/2019(1)	200,000	196,500
JPMorgan Chase & Co. VRS Series X 6.10% due 10/01/2024(1)	145,000	150,075
JPMorgan Chase & Co. FRS Series Z 5.30% due 05/01/2020(1)	155,000	154,806

		570,113

Insurance-Multi-line — 0.0%
Farmers Exchange Capital III FRS 5.45% due 04/15/2034*	130,000	136,936

Total Preferred Securities/Capital Securities (cost $695,000)		707,049

CONVERTIBLE BONDS & NOTES — 4.6%
Applications Software — 0.4%
Citrix Systems, Inc. Senior Notes 0.50% due 04/15/2019	1,258,000	1,336,625

Broadcast Services/Program — 0.2%
Liberty Interactive LLC Senior Notes 0.75% due 03/30/2043	476,000	689,010

Coal — 0.1%
Peabody Energy Corp. Junior Sub-Debentures 4.75% due 12/15/2066	494,000	150,361

Diversified Banking Institutions — 0.1%
Goldman Sachs Group, Inc. Senior Notes 1.00% due 09/28/2020*	171,000	192,724

Electronic Components-Semiconductors — 0.3%
Micron Technology, Inc. Senior Notes 3.00% due 11/15/2043	938,000	1,060,526

Finance-Investment Banker/Broker — 0.2%
Jefferies Group LLC Senior Notes 3.88% due 11/01/2029	779,000	794,580

Financial Guarantee Insurance — 0.7%
MGIC Investment Corp. Senior Notes 2.00% due 04/01/2020	382,000	597,830
MGIC Investment Corp. Senior Notes 5.00% due 05/01/2017	451,000	504,838
Radian Group, Inc. Senior Notes 2.25% due 03/01/2019	363,000	615,739
Radian Group, Inc. Senior Notes 3.00% due 11/15/2017	380,000	609,900

		2,328,307

Insurance-Multi-line — 0.2%
Old Republic International Corp. Senior Notes 3.75% due 03/15/2018	414,000	491,366

Medical Instruments — 0.2%
NuVasive, Inc. Senior Notes 2.75% due 07/01/2017	472,000	581,445

Medical-HMO — 0.7%
WellPoint, Inc. Senior Notes 2.75% due 10/15/2042	1,132,000	2,283,102

Oil Companies-Exploration & Production — 0.3%
Cobalt International Energy, Inc. Senior Notes 2.63% due 12/01/2019	764,000	586,370
Stone Energy Corp. Company Guar. Notes 1.75% due 03/01/2017	433,000	404,855

		991,225

Oil-Field Services — 0.2%
Helix Energy Solutions Group, Inc. Senior Notes 3.25% due 03/15/2032	562,000	569,728

Pharmacy Services — 0.4%
Omnicare, Inc. Company Guar. Notes 3.25% due 12/15/2035	603,000	734,906
Omnicare, Inc. Company Guar. Notes 3.50% due 02/15/2044	298,000	400,438

		1,135,344

Physical Therapy/Rehabilitation Centers — 0.2%
HealthSouth Corp. Senior Sub. Notes 2.00% due 12/01/2043	599,000	752,868

Retirement/Aged Care — 0.2%
Brookdale Senior Living, Inc. Senior Notes 2.75% due 06/15/2018	488,000	663,070

Semiconductor Equipment — 0.1%
Lam Research Corp. Senior Notes 1.25% due 05/15/2018	343,000	465,623

Telecom Equipment-Fiber Optics — 0.1%
Ciena Corp. Senior Notes 4.00% due 12/15/2020	224,000	297,920

Total Convertible Bonds & Notes (cost $14,254,573)		14,783,824

U.S. CORPORATE BONDS & NOTES — 7.6%
Aerospace/Defense — 0.0%
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	34,000	32,252

Agricultural Chemicals — 0.0%
Monsanto Co. Senior Notes 2.13% due 07/15/2019	30,000	30,255
Monsanto Co. Senior Notes 3.38% due 07/15/2024	20,000	20,639

		50,894

Agricultural Operations — 0.1%
Bunge Ltd. Finance Corp. Company Guar. Notes 5.10% due 07/15/2015	350,000	352,865

Airlines — 0.0%
American Airlines Pass Through Trust Series 2014-1, Class A 3.70% due 04/01/2028	58,241	60,280
United Airlines Pass Through Trust Pass Through Certs. 3.75% due 03/03/2028	60,000	62,700

		122,980

Applications Software — 0.2%
Microsoft Corp. Senior Notes 3.50% due 02/12/2035	120,000	114,368
NetSuite, Inc. Senior Notes 0.25% due 06/01/2018	397,000	423,549

		537,917

Banks-Commercial — 0.3%
PNC Bank NA Senior Notes 1.30% due 10/03/2016	255,000	256,654
Regions Financial Corp. Senior Notes 5.75% due 06/15/2015	700,000	703,987

		960,641

Banks-Super Regional — 0.3%
Capital One Financial Corp. Senior Notes 1.00% due 11/06/2015	395,000	395,461
Wells Fargo & Co. Senior Notes 3.90% due 05/01/2045	315,000	305,203
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	200,000	207,288
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	170,000	173,562

		1,081,514

Building-Residential/Commercial — 0.0%
MDC Holdings, Inc. Company Guar. Notes 6.00% due 01/15/2043	10,000	8,675

Cable/Satellite TV — 0.3%
Comcast Corp. Company Guar. Notes 5.70% due 05/15/2018	100,000	112,819
Cox Communications, Inc. Senior Notes 8.38% due 03/01/2039*	200,000	275,121
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	220,000	222,854
Time Warner Cable, Inc. Company Guar. Notes 5.00% due 02/01/2020	195,000	205,936

		816,730

Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Notes 3.21% due 08/15/2035*	100,000	100,568
Crown Castle Towers LLC Senior Sec. Bonds 4.88% due 08/15/2040*	100,000	109,478

		210,046

Chemicals-Specialty — 0.0%
Eastman Chemical Co. Senior Notes 2.70% due 01/15/2020	124,000	125,923

Commercial Services — 0.1%
Live Nation Entertainment, Inc. Senior Notes 2.50% due 05/15/2019*	238,000	246,479

Commercial Services-Finance — 0.1%
Moody’s Corp. Senior Notes 4.50% due 09/01/2022	135,000	146,332
Moody’s Corp. Senior Notes 4.88% due 02/15/2024	75,000	82,715

		229,047

Computer Services — 0.0%
Computer Sciences Corp. Senior Notes 4.45% due 09/15/2022	30,000	30,420

Computers — 0.0%
Apple, Inc. Senior Notes 2.15% due 02/09/2022	126,000	123,853

Computers-Memory Devices — 0.4%
SanDisk Corp. Senior Notes 0.50% due 10/15/2020	1,374,000	1,413,503

Containers-Paper/Plastic — 0.0%
Packaging Corp. of America Senior Notes 4.50% due 11/01/2023	77,000	82,269

Diversified Banking Institutions — 0.2%
Citigroup, Inc. Sub. Notes 3.50% due 05/15/2023	15,000	14,828
Citigroup, Inc. Sub. Notes 5.30% due 05/06/2044	20,000	21,654
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	30,000	38,492
Goldman Sachs Group, Inc. Senior Notes 2.63% due 01/31/2019	145,000	147,653
Goldman Sachs Group, Inc. Senior Notes 2.90% due 07/19/2018	35,000	36,068
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	65,000	72,784
Morgan Stanley Senior Notes 2.38% due 07/23/2019	250,000	250,819
Morgan Stanley Senior Notes 2.50% due 01/24/2019	125,000	126,788

		709,086

E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	18,000	19,113

Electric-Distribution — 0.1%
Oglethorpe Power Corp. 1st Mtg. Bonds 4.55% due 06/01/2044	200,000	210,275

Electric-Integrated — 0.2%
NextEra Energy Capital Holdings, Inc. 2.60% due 09/01/2015	245,000	246,542
Southern Co. Senior Notes 2.38% due 09/15/2015	535,000	538,744

		785,286

Electronic Components-Semiconductors — 0.6%
Microchip Technology, Inc. Senior Sub. Notes 1.63% due 02/15/2025*	409,000	418,203
NVIDIA Corp. Senior Notes 1.00% due 12/01/2018	1,155,000	1,411,987

		1,830,190

Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 3.95% due 05/28/2024	35,000	35,506

Enterprise Software/Service — 0.0%
Oracle Corp. Senior Notes 4.30% due 07/08/2034	75,000	77,930

Finance-Auto Loans — 0.2%
Ford Motor Credit Co. LLC Senior Notes 2.75% due 05/15/2015	600,000	600,080

Finance-Consumer Loans — 0.1%
HSBC Finance Corp. Senior Notes 5.50% due 01/19/2016	335,000	345,811

Finance-Credit Card — 0.2%
American Express Co. Sub. Notes 3.63% due 12/05/2024	54,000	54,690
American Express Credit Corp. Senior Notes 2.75% due 09/15/2015	630,000	634,828

		689,518

Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp. Senior Notes 2.20% due 07/25/2018	35,000	35,766
Lazard Group LLC Senior Notes 3.75% due 02/13/2025	201,000	195,753

		231,519

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 4.25% due 09/15/2024	165,000	169,538

Finance-Other Services — 0.0%
CME Group, Inc. Senior Notes 3.00% due 09/15/2022	65,000	66,991

Food-Meat Products — 0.0%
Tyson Foods, Inc. Company Guar. Notes 4.88% due 08/15/2034	24,000	26,119

Tyson Foods, Inc. Company Guar. Notes 5.15% due 08/15/2044	25,000	27,929

		54,048

Food-Misc./Diversified — 0.0%
General Mills, Inc. 2.20% due 10/21/2019	120,000	120,877

Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 4.05% due 10/15/2023	60,000	64,072

Insurance-Life/Health — 0.1%
Nationwide Financial Services, Inc. Senior Notes 5.30% due 11/18/2044*	145,000	153,047
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	25,000	27,087

		180,134

Insurance-Multi-line — 0.1%
American Financial Group, Inc. Senior Notes 9.88% due 06/15/2019	200,000	253,836

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	150,000	156,215

Insurance-Property/Casualty — 0.0%
Travelers Cos., Inc. Senior Notes 4.60% due 08/01/2043	10,000	11,283

Insurance-Reinsurance — 0.0%
Reinsurance Group of America, Inc. Senior Notes 4.70% due 09/15/2023	20,000	21,808

Investment Management/Advisor Services — 0.1%
Blackstone Holdings Finance Co., LLC Company Guar. Notes 5.00% due 06/15/2044*	225,000	240,074

Medical Instruments — 0.1%
Edwards Lifesciences Corp. Senior Notes 2.88% due 10/15/2018	29,000	29,866
Medtronic, Inc. Senior Notes 3.15% due 03/15/2022*	172,000	177,668
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035*	61,000	64,450
Medtronic, Inc. Senior Notes 4.63% due 03/15/2044	15,000	16,179

		288,163

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	100,000	100,747
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	43,000	43,266

		144,013

Medical Products — 0.2%
Becton Dickinson and Co. Senior Notes 2.68% due 12/15/2019	50,000	50,986
Becton Dickinson and Co. Senior Notes 3.88% due 05/15/2024	225,000	233,996
Becton Dickinson and Co. Senior Notes 4.88% due 05/15/2044	230,000	247,625

		532,607

Medical-Biomedical/Gene — 0.4%
BioMarin Pharmaceutical, Inc. Senior Sub. Notes 1.50% due 10/15/2020	776,000	1,088,825
Celgene Corp. Senior Notes 4.00% due 08/15/2023	10,000	10,689
Celgene Corp. Senior Notes 4.63% due 05/15/2044	110,000	112,630
Gilead Sciences, Inc. Senior Notes 2.05% due 04/01/2019	45,000	45,639

		1,257,783

Medical-Drugs — 0.1%
Bayer US Finance LLC Company Guar. Notes 3.00% due 10/08/2021*	200,000	206,348
Merck & Co., Inc. Senior Notes 3.70% due 02/10/2045	61,000	58,957
Zoetis, Inc. Senior Notes 4.70% due 02/01/2043	5,000	5,053

		270,358

Medical-HMO — 0.2%
WellPoint, Inc. Senior Notes 1.25% due 09/10/2015	745,000	746,530

Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp. Senior Notes 3.40% due 05/15/2024	80,000	82,107
McKesson Corp. Senior Notes 2.28% due 03/15/2019	75,000	75,807

		157,914

Multimedia — 0.0%
Viacom, Inc. Senior Notes 4.85% due 12/15/2034	55,000	54,375

Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 3.90% due 03/01/2035	84,000	83,643

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc. Senior Notes 4.63% due 03/15/2024	55,000	56,892
Xerox Corp. Senior Notes 4.80% due 03/01/2035	134,000	126,448

		183,340

Oil & Gas Drilling — 0.0%
Rowan Cos., Inc. Company Guar. Notes 5.40% due 12/01/2042	60,000	48,770

Oil Companies-Exploration & Production — 0.0%
Devon Energy Corp. Senior Notes 2.25% due 12/15/2018	60,000	60,685
Devon Energy Corp. Senior Notes 3.25% due 05/15/2022	14,000	14,161
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	20,000	21,388

		96,234

Oil Companies-Integrated — 0.4%
Chevron Corp. Senior Notes 1.37% due 03/02/2018	268,000	269,195
Chevron Corp. Senior Notes 1.72% due 06/24/2018	15,000	15,190
ConocoPhillips Co. Company Guar. Notes 2.88% due 11/15/2021	134,000	137,595
ConocoPhillips Co. Company Guar. Notes 4.15% due 11/15/2034	144,000	149,576
Marathon Oil Corp. Senior Notes 0.90% due 11/01/2015	540,000	541,379

		1,112,935

Pharmacy Services — 0.0%
Express Scripts Holding Co. Company Guar. Notes 2.25% due 06/15/2019	85,000	85,073

Pipelines — 0.2%
Enable Midstream Partners LP Senior Notes 2.40% due 05/15/2019*	200,000	195,533
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	67,000	65,410
Enterprise Products Operating LLC Company Guar. Notes 2.55% due 10/15/2019	55,000	55,905
Kinder Morgan, Inc. Company Guar. Notes 5.30% due 12/01/2034	83,000	82,390
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.50% due 02/15/2020	40,000	44,811
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.30% due 04/01/2044	65,000	65,756
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	65,000	68,788
Williams Partners LP Senior Notes 5.10% due 09/15/2045	166,000	155,986
Williams Partners LP Senior Notes 5.40% due 03/04/2044	30,000	29,099

		763,678

Private Equity — 0.1%
Apollo Management Holdings LP Company Guar. Notes 4.00% due 05/30/2024*	60,000	61,371
KKR Group Finance Co III LLC Company Guar. Notes 5.13% due 06/01/2044*	290,000	295,439

		356,810

Real Estate Investment Trusts — 0.2%
HCP, Inc. Senior Notes 3.88% due 08/15/2024	70,000	71,116
HCP, Inc. Senior Notes 4.20% due 03/01/2024	100,000	103,674
Highwoods Realty LP Senior Notes 3.20% due 06/15/2021	200,000	203,125

Piedmont Operating Partnership LP
Company Guar. Notes
4.45% due 03/15/2024	115,000	119,624
Realty Income Corp.
Senior Notes
2.00% due 01/31/2018	200,000	201,893
Ventas Realty LP
Company Guar. Notes
5.70% due 09/30/2043	5,000	5,824

		705,256

Real Estate Operations & Development — 0.0%
Brookfield Asset Management, Inc.
Senior Notes
4.00% due 01/15/2025	125,000	125,036

Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC
Company Guar. Notes
2.35% due 10/15/2019*	95,000	95,188

Retail-Apparel/Shoe — 0.0%
Ross Stores, Inc.
Senior Notes
3.38% due 09/15/2024	54,000	54,631

Retail-Auto Parts — 0.0%
Advance Auto Parts, Inc.
Company Guar. Notes
4.50% due 12/01/2023	25,000	26,503
O’Reilly Automotive, Inc.
Company Guar. Notes
4.88% due 01/14/2021	20,000	22,292

		48,795

Retail-Discount — 0.0%
Dollar General Corp.
Senior Notes
3.25% due 04/15/2023	40,000	38,970
Wal-Mart Stores, Inc.
Senior Notes
3.30% due 04/22/2024	25,000	26,295

		65,265

Retail-Drug Store — 0.1%
CVS Health Corp.
Senior Notes
3.38% due 08/12/2024	40,000	41,223
CVS Pass-Through Trust
Pass Through Certs.
6.04% due 12/10/2028	45,719	53,674
Walgreens Boots Alliance, Inc.
Senior Notes
3.30% due 11/18/2021	94,000	96,049
Walgreens Boots Alliance, Inc.
Senior Notes
4.50% due 11/18/2034	69,000	71,001

		261,947

Retail-Mail Order — 0.0%
QVC, Inc.
Senior Sec. Notes
5.45% due 08/15/2034	100,000	96,514

Savings & Loans/Thrifts — 0.1%
First Niagara Financial Group, Inc.
Senior Notes
6.75% due 03/19/2020	45,000	49,563
Santander Holdings USA, Inc.
Senior Notes
3.00% due 09/24/2015	385,000	387,460

		437,023

Semiconductor Equipment — 0.0%
Lam Research Corp.
Senior Notes
3.80% due 03/15/2025	115,000	114,566

Steel Pipe & Tube — 0.1%
Valmont Industries, Inc.
Company Guar. Notes
5.25% due 10/01/2054	194,000	183,807

Telecom Equipment-Fiber Optics — 0.3%
JDS Uniphase Corp.
Senior Notes
0.63% due 08/15/2033	845,000	863,484

Telephone-Integrated — 0.2%
AT&T, Inc.
Senior Notes
3.00% due 06/30/2022	115,000	114,252
AT&T, Inc.
Senior Notes
3.40% due 05/15/2025	121,000	119,722
AT&T, Inc.
Senior Notes
4.50% due 05/15/2035	102,000	99,879
AT&T, Inc.
Senior Notes
6.15% due 09/15/2034	25,000	28,909
Verizon Communications, Inc.
Senior Notes
4.40% due 11/01/2034	45,000	44,187
Verizon Communications, Inc.
Senior Notes
4.52% due 09/15/2048*	53,000	50,173
Verizon Communications, Inc.
Senior Notes
5.15% due 09/15/2023	35,000	39,503
Verizon Communications, Inc.
Senior Notes
6.40% due 09/15/2033	4,000	4,869

		501,494

Television — 0.4%
Liberty Media Corp.
Senior Notes
1.38% due 10/15/2023	1,379,000	1,380,724

Tobacco — 0.0%
Altria Group, Inc.
Company Guar. Notes
4.13% due 09/11/2015	70,000	70,885
Philip Morris International, Inc.
Senior Notes
3.60% due 11/15/2023	15,000	15,945
Philip Morris International, Inc.
Senior Notes
4.88% due 11/15/2043	35,000	38,964

		125,794

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC
Senior Notes
5.15% due 09/01/2043	40,000	46,448
Union Pacific Corp.
Senior Notes
3.25% due 01/15/2025	20,000	20,749
Union Pacific Corp.
Senior Notes
4.15% due 01/15/2045	50,000	51,962
Union Pacific Corp.
Senior Notes
4.85% due 06/15/2044	30,000	34,598

		153,757

Transport-Services — 0.0%
FedEx Corp.
Company Guar. Notes
4.90% due 01/15/2034	25,000	27,315
FedEx Corp.
Company Guar. Notes
5.10% due 01/15/2044	45,000	50,255

		77,570

Total U.S. Corporate Bonds & Notes (cost $24,447,891)		24,772,275

FOREIGN CORPORATE BONDS & NOTES — 1.2%
Airlines — 0.1%
Virgin Australia Trust 2013-1A
Pass Through Certs.
5.00% due 04/23/2025*	176,858	186,585

Banks-Commercial — 0.2%
Banco Inbursa SA Institucion de
Banca Multiple
Senior Notes
4.13% due 06/06/2024*	200,000	199,000
BB&T Corp.
Senior Notes
3.20% due 03/15/2016	100,000	102,030
ING Bank NV
Sub. Notes
5.13% due 05/01/2015*	350,000	350,000

		651,030

Banks-Money Center — 0.1%
Lloyds Bank PLC
Bank Guar. Notes
2.30% due 11/27/2018	200,000	203,546
Mizuho Financial Group Cayman 3, Ltd.
Company Guar. Notes
4.60% due 03/27/2024*	200,000	213,048

		416,594

Brewery — 0.0%
FBG Finance, Ltd.
Senior Notes
5.13% due 06/15/2015*	75,000	75,387

Broadcast Services/Program — 0.1%
Grupo Televisa SAB
Senior Notes
5.00% due 05/13/2045	200,000	203,759

Cellular Telecom — 0.0%
Rogers Communications, Inc.
Company Guar. Notes
4.50% due 03/15/2043	30,000	29,948

Chemicals-Plastics — 0.0%
Montell Finance Co. BV
Company Guar. Notes
8.10% due 03/15/2027*	55,000	74,899

Computers-Memory Devices — 0.1%
Seagate HDD Cayman
Company Guar. Notes
4.75% due 01/01/2025*	115,000	117,942
Seagate HDD Cayman
Company Guar. Notes
5.75% due 12/01/2034*	112,000	118,543

		236,485

Diversified Banking Institutions — 0.1%
BNP Paribas SA
Sub. Notes
4.25% due 10/15/2024	200,000	204,278
Societe Generale SA
Sub. Notes
5.00% due 01/17/2024*	100,000	103,154

		307,432

Medical-Drugs — 0.1%
Jazz Investments I, Ltd.
Company Guar. Notes
1.88% due 08/15/2021*	390,000	466,050

Medical-Generic Drugs — 0.2%
Actavis Funding SCS
Company Guar. Notes
1.85% due 03/01/2017	171,000	172,200
Actavis Funding SCS
Company Guar. Notes
4.55% due 03/15/2035	92,000	92,340
Actavis Funding SCS
Company Guar. Notes
4.85% due 06/15/2044	200,000	203,553
Perrigo Co. PLC
2.30% due 11/08/2018	65,000	65,451

		533,544

Oil Companies-Integrated — 0.0%
Suncor Energy, Inc.
Senior Notes
3.60% due 12/01/2024	52,000	53,366

Pipelines — 0.0%
Spectra Energy Partners LP
Senior Notes
4.50% due 03/15/2045	101,000	98,551

Telephone-Integrated — 0.2%
British Telecommunications PLC
Senior Notes
1.25% due 02/14/2017	200,000	200,181
Telefonica Emisiones SAU
Company Guar. Notes
7.05% due 06/20/2036	200,000	264,615
Verizon Communications, Inc.
Senior Notes
5.01% due 08/21/2054	16,000	15,799

		480,595

Total Foreign Corporate Bonds & Notes (cost $3,703,994)		3,814,225

U.S. GOVERNMENT TREASURIES — 10.7%
United States Treasury Bonds — 1.0%
3.00% due 11/15/2044	2,483,300	2,613,092
4.50% due 02/15/2036	400,000	529,719

		3,142,811

United States Treasury Notes — 9.7%
0.50% due 06/15/2016	1,350,000	1,352,637
0.50% due 03/31/2017	6,500,000	6,490,354
0.63% due 04/30/2018	850,000	842,297
0.75% due 04/15/2018	2,730,000	2,716,989
1.25% due 01/31/2019	600,000	601,594
1.38% due 03/31/2020	13,407,100	13,364,157
2.00% due 02/15/2025	6,472,600	6,446,308

		31,814,336

Total U.S. Government Treasuries (cost $34,954,940)		34,957,147

FOREIGN CONVERTIBLE BONDS & NOTES — 0.2%
Transport-Services— 0.2%
UTi Worldwide, Inc.
Senior Notes
4.50% due 03/01/2019
(cost $827,383)	762,000	757,237

Total Long-Term Investment Securities (cost $277,875,381)		289,604,828

SHORT-TERM INVESTMENT SECURITIES — 12.2%
Time Deposits — 12.2%
Euro Time Deposit with State Street
Bank and Trust Co.
0.01% due 05/01/2015
(cost $39,742,000)	39,742,000	39,742,000

TOTAL INVESTMENTS (cost $317,617,381) (3)	101.0%	329,346,828
Liabilities in excess of other assets	(1.0)	(3,154,932)

NET ASSETS	100.0%	$326,191,896

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2015, the aggregate value of these securities was $5,079,623 representing 1.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Perpetual maturity — maturity date reflects the next call date.
(2)	Security was valued using fair value procedures at April 30, 2015. The aggregate value of these securities was $14,993,323 representing 4.6% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(3)	See Note 4 for cost of investments on a tax basis.
ADR —	American Depository Receipt
FRS —	Floating Rate Security
VRS —	Variable Rate Security

The rates shown on FRS and VRS are the current interest rate at April 30, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of New York	CAD	1,738,647	USD	1,388,319	05/22/2015	$—	$(52,333)
	CHF	1,126,180	USD	1,162,784	05/22/2015	—	(45,016)
	EUR	2,801,125	USD	2,983,940	05/22/2015	—	(161,991)
	GBP	1,578,829	USD	2,331,630	05/22/2015	—	(91,565)
	ILS	4,460,723	USD	1,124,957	05/22/2015	—	(30,206)

						—	(381,111)

State Street Bank & Trust Company	CAD	1,738,918	USD	1,388,324	05/22/2015	—	(52,552)
	CHF	1,126,344	USD	1,162,018	05/22/2015	—	(45,958)
	EUR	2,800,969	USD	2,984,648	05/22/2015	—	(161,108)
	GBP	1,578,851	USD	2,331,837	05/22/2015	—	(91,392)
	ILS	4,463,849	USD	1,124,693	05/22/2015	—	(31,280)
	USD	434,093	ILS	1,677,195	05/22/2015	239	—

						239	(382,290)

						—	—

Net Unrealized Appreciation/(Depreciation)						$239	$(763,401)

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro Currency

GBP — Pound Sterling

ILS — Israeli Shekel

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2015 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Drugs	$8,062,540	$5,656,190	$—	$13,718,730
Oil Companies-Integrated	2,013,878	7,502,195	—	9,516,073
Telephone-Integrated	1,592,744	1,834,938	—	3,427,682
Other Industries	181,985,068	—	—	181,985,068
Convertible Preferred Securities:
Investment Management/Advisor Services	951,600	—	—	951,600
Other Industries	101,556	—	—	101,556
Preferred Securities	112,362	—	—	112,362
Preferred Securities/Capital Securities	—	707,049	—	707,049
Convertible Bonds & Notes	—	14,783,824	—	14,783,824
U.S. Corporate Bonds & Notes		24,772,275		24,772,275
Foreign Corporate Bonds & Notes	—	3,814,225	—	3,814,225
U.S. Government Treasuries	—	34,957,147	—	34,957,147
Foreign Convertible Bonds & Notes	—	757,237	—	757,237
Short-Term Investment Securities	—	39,742,000	—	39,742,000

Total Investments at Value	$194,819,748	$134,527,080	$—	$329,346,828

Other Financial Instruments:+
Open Forward Foreign Currency Contracts	$—	$239	$—	$239

LIABILITIES:
Other Financial Instruments:+
Open Forward Foreign Currency Contracts	$—	$763,401	$—	$763,401

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 investments at the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Telecom Utility Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2015 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 82.0%
Broadcast Services/Program — 0.4%
Astro Malaysia Holdings Bhd(1)	225,900	$198,893

Building-Heavy Construction — 1.6%
Cheung Kong Infrastructure Holdings, Ltd.(1)	23,000	195,734
SBA Communications Corp., Class A†	5,945	688,550

		884,284

Cable/Satellite TV — 7.1%
Charter Communications, Inc., Class A†	3,363	629,083
Comcast Corp., Special Class A	21,332	1,228,510
Liberty Global PLC, Class C†	21,361	1,077,662
Time Warner Cable, Inc.	6,124	952,405

		3,887,660

Cellular Telecom — 2.6%
Advanced Info Service PCL	3,700	26,938
MegaFon OAO GDR(1)	8,519	144,764
Mobile Telesystems OJSC ADR	31,773	383,818
T-Mobile US, Inc.†	1,682	57,255
Turkcell Iletisim Hizmetleri AS†(1)	50,034	222,645
Vodafone Group PLC(1)	176,385	622,478

		1,457,898

Electric-Distribution — 1.6%
Aksa Enerji Uretim AS†(1)	13,674	13,849
Equatorial Energia SA	17,576	186,788
Infraestructura Energetica Nova SAB de CV	20,339	118,704
PG&E Corp.	10,614	561,693

		881,034

Electric-Generation — 4.0%
AES Corp.	72,965	966,786
EDP Renovaveis SA(1)	157,179	1,101,536
Enel Green Power SpA(1)	47,506	92,584
Glow Energy PCL(1)	400	1,034
Tractebel Energia SA	2,400	28,437

		2,190,377

Electric-Integrated — 27.7%
AGL Energy, Ltd.(1)	13,476	161,595
ALLETE, Inc.	7,204	362,361
Ameren Corp.	7,818	320,069
American Electric Power Co., Inc.	20,289	1,153,835
Cia Paranaense de Energia ADR	6,354	69,513
CMS Energy Corp.	10,383	352,295
CPFL Energia SA	48,112	317,292
Dominion Resources, Inc.	4,551	326,216
DTE Energy Co.	3,998	318,361
Edison International	2,195	133,763
EDP — Energias de Portugal SA(1)	258,873	1,036,150
EDP — Energias do Brasil SA	110,707	420,716
Enel SpA†(1)	200,040	946,263
Exelon Corp.	54,208	1,844,156
GDF Suez(1)	29,274	596,270
Iberdrola SA(1)	38,744	259,127
NextEra Energy, Inc.	17,851	1,801,701
NorthWestern Corp.	4,648	242,114
OGE Energy Corp.	30,279	989,518
PPL Corp.	56,185	1,911,976
Public Service Enterprise Group, Inc.	33,648	1,397,738
SSE PLC(1)	6,074	143,876
Xcel Energy, Inc.	4,021	136,352

		15,241,257

Electric-Transmission — 0.9%
Red Electrica Corp. SA(1)	5,718	479,855

Energy-Alternate Sources — 0.5%
China Longyuan Power Group Corp.(1)	187,000	232,091
Infinis Energy PLC(1)	21,605	62,877

		294,968

Gas-Distribution — 5.9%
CenterPoint Energy, Inc.	6,616	138,738
China Resources Gas Group, Ltd.(1)	144,000	504,079
Enagas SA(1)	3,629	111,813
Gas Natural SDG SA(1)	10,417	255,693
Laclede Group, Inc.	508	26,381
NiSource, Inc.	18,107	786,206
Perusahaan Gas Negara Persero Tbk PT(1)	32,500	10,255
Sempra Energy	13,043	1,384,775

		3,217,940

Gas-Transportation — 0.5%
Snam SpA(1)	54,242	282,622

Independent Power Producers — 8.4%
Abengoa Yield plc	20,086	681,116
Calpine Corp.†	50,586	1,103,281
Dynegy, Inc.†	37,202	1,237,711
NRG Energy, Inc.	53,534	1,351,198
NRG Yield, Inc., Class A	4,852	238,718

		4,612,024

Internet Connectivity Services — 0.9%
Com Hem Holding AB†(1)	62,021	520,830

Investment Companies — 0.3%
Rocket Internet AG†*(1)	3,334	165,577

Multimedia — 0.6%
Quebecor, Inc., Class B	11,872	326,492

Oil Companies-Exploration & Production — 2.7%
Anadarko Petroleum Corp.	4,422	416,110
Energen Corp.	2,364	168,246
EQT Corp.	5,621	505,553
Memorial Resource Development Corp.†	2,960	59,762
Noble Energy, Inc.	6,878	348,852

		1,498,523

Pipelines — 6.9%
APA Group(1)	26,015	196,750
Enbridge, Inc.	18,742	979,586
Kinder Morgan, Inc.	26,158	1,123,486
SemGroup Corp., Class A	4,551	383,148
Williams Cos., Inc.	21,673	1,109,441

		3,792,411

Real Estate Investment Trusts — 1.5%
American Tower Corp.	7,855	742,533
InfraREIT, Inc.†	2,613	81,500

		824,033

Telecom Services — 1.6%
Altice SA†(1)	5,154	541,202
PT XL Axiata Tbk(1)	658,000	204,299

TELUS Corp.	4,040	139,734

		885,235

Telephone-Integrated — 6.2%
Bezeq The Israeli Telecommunication Corp., Ltd.(1)	208,219	394,732
BT Group PLC(1)	40,397	282,262
Hellenic Telecommunications Organization SA†(1)	38,204	347,088
KDDI Corp.(1)	10,500	248,109
Oi SA†	7,673	14,389
Philippine Long Distance Telephone Co.(1)	2,130	132,330
TDC A/S(1)	94,292	717,505
Telecom Italia SpA RSP(1)	647,349	624,568
Verizon Communications, Inc.	12,869	649,112

		3,410,095

Water — 0.1%
Pennon Group PLC(1)	2,234	29,373

Total Common Stocks (cost $39,454,430)		45,081,381

CONVERTIBLE PREFERRED SECURITIES — 6.0%
Cellular Telecom — 0.9%
T-Mobile US, Inc. Series A 5.50%	7,819	487,515

Electric-Integrated — 4.5%
Dominion Resources, Inc. Series B 6.00%	6,757	384,879
Dominion Resources, Inc. Series A 6.13%	5,821	329,876
Dominion Resources, Inc. 6.38%	6,648	330,073
Exelon Corp. 6.50%	16,913	833,303
NextEra Energy, Inc. 5.80%	2,428	138,129
NextEra Energy, Inc. 5.89%	7,195	457,962

		2,474,222

Real Estate Investment Trusts — 0.6%
American Tower Corp. 5.50%	3,282	336,733

Total Convertible Preferred Securities (cost $3,052,744)		3,298,470

PREFERRED SECURITIES — 2.0%
Electric-Integrated — 0.4%
Cia Paranaense de Energia, Class B†	19,500	219,468

Independent Power Producers — 1.2%
Dynegy, Inc. Series A	5,613	637,131

Telephone-Integrated — 0.4%
Oi SA†	44,886	84,172
Telefonica Brasil SA	8,700	144,377

		228,549

Total Preferred Securities (cost $1,350,360)		1,085,148

Total Long-Term Investment Securities (cost $43,857,534)		49,464,999

SHORT-TERM INVESTMENT SECURITIES — 10.0%
Commercial Paper — 1.4%
HSBC Americas, Inc. 0.05% due 05/01/2015	$749,000	749,000

Time Deposits — 8.6%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 05/01/2015	4,730,000	4,730,000

Total Short-Term Investment Securities (cost $5,479,000)		5,479,000

TOTAL INVESTMENTS (cost $49,336,534)(2)	100.0%	54,943,999
Liabilities in excess of other assets	0.0	(14,136)

NET ASSETS	100.0%	$54,929,863

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2015, the aggregate value of these securities was $165,577 representing 0.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at April 30, 2015. The aggregate value of these securities was $12,080,708 representing 22.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt
GDR	— Global Depository Receipt
RSP	— Risparmio Shares – Savings in the Italian Stock Exchange

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	GBP	296,255	USD	440,622	07/10/2015	$—	$(13,921)
	USD	12,444	EUR	11,157	07/10/2015	94	—
	USD	57,340	GBP	37,422	07/10/2015	76	—

						170	(13,921)

Citibank N.A.	EUR	257,245	USD	279,878	07/10/2015	—	(9,221)
	USD	18,283	GBP	12,381	07/10/2015	713	—

						713	(9,221)

Deutsche Bank AG	EUR	939,828	USD	987,820	06/17/2015	—	(68,056)
	EUR	147,778	USD	157,788	07/10/2015	—	(8,289)
	USD	19,739	EUR	18,488	07/10/2015	1,038	—
	USD	379	GBP	252	07/10/2015	7	—

						1,045	(76,345)

Goldman Sachs International	EUR	2,482,847	USD	2,700,791	07/10/2015	—	(89,492)
	GBP	2,101	USD	3,142	07/10/2015	—	(82)
	USD	70,273	EUR	65,294	07/10/2015	3,106	—
	USD	5,296	GBP	3,535	07/10/2015	128	—

						3,234	(89,574)

JPMorgan Chase Bank N.A	EUR	587,256	USD	633,132	07/10/2015	—	(26,840)
	USD	34,171	EUR	31,713	07/10/2015	1,469	—
	USD	10,381	GBP	6,946	07/10/2015	275	—

						1,744	(26,840)

Merrill Lynch International	EUR	161,351	USD	175,548	07/10/2015	—	(5,782)
	GBP	295,610	USD	439,675	07/10/2015	—	(13,878)

						—	(19,660)

Morgan Stanley Capital Services, Inc.	EUR	124,501	USD	133,530	07/10/2015	—	(6,387)
	USD	107,395	EUR	99,529	07/10/2015	4,458	—

						4,458	(6,387)

UBS AG	USD	4,133	GBP	2,795	07/10/2015	156	—

Net Unrealized Appreciation/(Depreciation)						$11,520	$(241,948)

EUR — Euro Dollar

GBP — British Pound

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2015 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Building-Heavy Construction	$688,550	$195,734	$—	$884,284
Cable/Satellite TV	3,887,660	—	—	3,887,660
Cellular Telecom	468,011	989,887	—	1,457,898
Electric-Distribution	867,185	13,849	—	881,034
Electric-Generation	995,223	1,195,154	—	2,190,377
Electric-Integrated	12,097,976	3,143,281	—	15,241,257
Gas-Distribution	2,336,100	881,840	—	3,217,940
Independent Power Producers	4,612,024	—	—	4,612,024
Multimedia	326,492	—	—	326,492
Oil Companies-Exploration & Production	1,498,523	—	—	1,498,523
Pipelines	3,595,661	196,750	—	3,792,411
Real Estate Investment Trusts	824,033	—	—	824,033
Telecom Services	139,734	745,501	—	885,235
Telephone-Integrated	663,501	2,746,594	—	3,410,095
Other Industries	—	1,972,118	—	1,972,118
Convertible Preferred Securities	3,298,470	—	—	3,298,470
Preferred Securities	1,085,148	—	—	1,085,148
Short-Term Investment Securities:	—	5,479,000	—	5,479,000

Total Investments at Value	$37,384,291	$17,559,708	$—	$54,943,999

Other Financial Instruments:+
Open Forward Foreign Currency Contracts	$—	$11,520	$—	$11,520

LIABILITIES:
Other Financial Instruments:+
Open Forward Foreign Currency Contracts	$—	$241,948	$—	$241,948

*	For a detailed presentation of investments, please refer to the Portfolio of Invesments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2015 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 94.7%
Advertising Agencies — 0.2%
Alliance Data Systems Corp.†	4,251	$1,263,865
Interpublic Group of Cos., Inc.	27,908	581,603
Omnicom Group, Inc.	16,699	1,265,116

		3,110,584

Aerospace/Defense — 1.3%
Boeing Co.	44,337	6,355,266
General Dynamics Corp.	21,328	2,928,761
Lockheed Martin Corp.	18,156	3,387,910
Northrop Grumman Corp.	13,429	2,068,603
Raytheon Co.	20,800	2,163,200
Rockwell Collins, Inc.	8,998	875,775

		17,779,515

Aerospace/Defense-Equipment — 0.5%
United Technologies Corp.	55,930	6,362,037

Agricultural Chemicals — 0.4%
CF Industries Holdings, Inc.	3,243	932,265
Monsanto Co.	32,710	3,727,632
Mosaic Co.	21,047	926,068

		5,585,965

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	42,930	2,098,418

Airlines — 0.5%
American Airlines Group, Inc.	48,546	2,344,043
Delta Air Lines, Inc.	55,789	2,490,421
Southwest Airlines Co.	45,753	1,855,742

		6,690,206

Apparel Manufacturers — 0.4%
Hanesbrands, Inc.	27,127	843,107
Michael Kors Holdings, Ltd.†	13,588	840,554
Ralph Lauren Corp.	4,078	544,046
Under Armour, Inc., Class A†	11,293	875,772
VF Corp.	23,172	1,678,348

		4,781,827

Appliances — 0.1%
Whirlpool Corp.	5,286	928,222

Applications Software — 2.5%
Citrix Systems, Inc.†	10,817	726,470
Intuit, Inc.	18,729	1,879,080
Microsoft Corp.	555,252	27,007,457
Red Hat, Inc.†	12,414	934,278
salesforce.com, Inc.†	40,952	2,982,125

		33,529,410

Athletic Footwear — 0.4%
NIKE, Inc., Class B	47,363	4,681,359

Audio/Video Products — 0.0%
Harman International Industries, Inc.	4,645	605,615

Auto-Cars/Light Trucks — 0.6%
Ford Motor Co.	267,747	4,230,403
General Motors Co.	91,554	3,209,883

		7,440,286

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	23,994	1,568,008

Auto/Truck Parts & Equipment-Original — 0.4%
BorgWarner, Inc.	15,326	907,299
Delphi Automotive PLC	19,647	1,630,701
Johnson Controls, Inc.	44,487	2,241,255

		4,779,255

Banks-Commercial — 0.3%
BB&T Corp.	48,786	1,868,016
M&T Bank Corp.	8,996	1,076,551
Regions Financial Corp.	90,890	893,449
Zions Bancorporation	13,735	389,181

		4,227,197

Banks-Fiduciary — 0.5%
Bank of New York Mellon Corp.	75,391	3,192,055
Northern Trust Corp.	14,855	1,086,643
State Street Corp.	27,904	2,151,957

		6,430,655

Banks-Super Regional — 2.5%
Capital One Financial Corp.	37,333	3,018,373
Comerica, Inc.	12,072	572,334
Fifth Third Bancorp	55,145	1,102,900
Huntington BancShares/Principal Amount, Inc.	54,824	595,389
KeyCorp	57,890	836,510
PNC Financial Services Group, Inc.	35,242	3,232,749
SunTrust Banks, Inc.	35,502	1,473,333
US Bancorp	120,555	5,168,193
Wells Fargo & Co.	317,334	17,485,103

		33,484,884

Beverages-Non-alcoholic — 1.8%
Coca-Cola Co.	265,966	10,787,581
Coca-Cola Enterprises, Inc.	14,686	652,205
Dr Pepper Snapple Group, Inc.	13,060	974,015
Monster Beverage Corp.†	9,896	1,356,840
PepsiCo, Inc.	100,330	9,543,390

		23,314,031

Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	10,547	951,656
Constellation Brands, Inc., Class A†	11,392	1,320,788

		2,272,444

Brewery — 0.1%
Molson Coors Brewing Co., Class B	10,820	795,378

Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†	10,060	325,542
Discovery Communications, Inc., Class C†	18,293	552,997
Scripps Networks Interactive, Inc., Class A	6,594	460,657

		1,339,196

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	4,185	596,990
Vulcan Materials Co.	8,941	764,635

		1,361,625

Building Products-Wood — 0.0%
Masco Corp.	23,658	626,700

Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	22,506	571,652
Lennar Corp., Class A	12,083	553,401
PulteGroup, Inc.	22,429	432,880

		1,557,933

Cable/Satellite TV — 1.2%
Cablevision Systems Corp., Class A	14,848	296,663
Comcast Corp., Class A	171,985	9,933,854
DIRECTV†	34,031	3,086,782
Time Warner Cable, Inc.	19,012	2,956,746

		16,274,045

Casino Hotels — 0.0%
Wynn Resorts, Ltd.	5,483	608,997

Chemicals-Diversified — 1.0%
Dow Chemical Co.	73,654	3,756,354
E.I. du Pont de Nemours & Co.	61,281	4,485,769
FMC Corp.	9,023	535,154
LyondellBasell Industries NV, Class A	26,804	2,774,750
PPG Industries, Inc.	9,208	2,040,125

		13,592,152

Chemicals-Specialty — 0.3%
Eastman Chemical Co.	10,061	766,849
Ecolab, Inc.	18,229	2,041,284
International Flavors & Fragrances, Inc.	5,465	627,109
Sigma-Aldrich Corp.	8,083	1,122,890

		4,558,132

Coal — 0.0%
CONSOL Energy, Inc.	15,585	506,201

Coatings/Paint — 0.1%
Sherwin-Williams Co.	5,459	1,517,602

Coffee — 0.1%
Keurig Green Mountain, Inc.	8,207	955,049

Commercial Services — 0.1%
Cintas Corp.	6,591	526,950
Quanta Services, Inc.†	14,312	413,760

		940,710

Commercial Services-Finance — 1.1%
Automatic Data Processing, Inc.	32,159	2,718,722
Equifax, Inc.	8,087	783,873
H&R Block, Inc.	18,629	563,341
MasterCard, Inc., Class A	66,071	5,960,265
McGraw Hill Financial, Inc.	18,511	1,930,697
Moody’s Corp.	12,034	1,293,896
Total System Services, Inc.	11,147	440,975
Western Union Co.	35,293	715,742

		14,407,511

Computer Aided Design — 0.1%
Autodesk, Inc.†	15,344	872,000

Computer Services — 1.4%
Accenture PLC, Class A	42,513	3,938,829
Cognizant Technology Solutions Corp., Class A†	41,260	2,415,360
Computer Sciences Corp.	9,546	615,240
International Business Machines Corp.	62,216	10,656,979
Teradata Corp.†	9,824	432,158

		18,058,566

Computer Software — 0.1%
Akamai Technologies, Inc.†	12,104	893,033

Computers — 4.0%
Apple, Inc.	394,233	49,338,260
Hewlett-Packard Co.	123,017	4,055,870

		53,394,130

Computers-Memory Devices — 0.6%
EMC Corp.	134,558	3,620,956
NetApp, Inc.	21,101	764,911
SanDisk Corp.	14,417	965,074
Seagate Technology PLC	22,223	1,304,935
Western Digital Corp.	14,699	1,436,680

		8,092,556

Consumer Products-Misc. — 0.3%
Clorox Co.	8,878	941,956
Kimberly-Clark Corp.	24,736	2,713,292

		3,655,248

Containers-Metal/Glass — 0.1%
Ball Corp.	9,296	682,419
Owens-Illinois, Inc.†	11,115	265,760

		948,179

Containers-Paper/Plastic — 0.0%
Sealed Air Corp.	14,224	648,614

Cosmetics & Toiletries — 1.5%
Colgate-Palmolive Co.	57,710	3,882,729
Estee Lauder Cos., Inc., Class A	15,097	1,227,235
Procter & Gamble Co.	182,777	14,532,599

		19,642,563

Cruise Lines — 0.2%
Carnival Corp.	30,487	1,340,513
Royal Caribbean Cruises, Ltd.	11,148	758,733

		2,099,246

Data Processing/Management — 0.3%
Dun & Bradstreet Corp.	2,434	310,749
Fidelity National Information Services, Inc.	19,294	1,205,682
Fiserv, Inc.†	16,155	1,253,628
Paychex, Inc.	22,121	1,070,435

		3,840,494

Dental Supplies & Equipment — 0.1%
DENTSPLY International, Inc.	9,499	484,449
Patterson Cos., Inc.	5,799	272,292

		756,741

Diagnostic Equipment — 0.3%
Danaher Corp.	41,559	3,402,851

Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc.†	11,685	947,654

Disposable Medical Products — 0.1%
C.R. Bard, Inc.	5,026	837,231

Distribution/Wholesale — 0.2%
Fastenal Co.	18,400	784,208
Fossil Group, Inc.†	3,001	252,024
Genuine Parts Co.	10,335	928,600
WW Grainger, Inc.	4,063	1,009,371

		2,974,203

Diversified Banking Institutions — 3.6%
Bank of America Corp.	711,989	11,341,985
Citigroup, Inc.	205,338	10,948,622
Goldman Sachs Group, Inc.	27,420	5,385,836
JPMorgan Chase & Co.	252,341	15,963,092
Morgan Stanley	104,350	3,893,298

		47,532,833

Diversified Manufacturing Operations — 2.6%
3M Co.	42,961	6,718,671
Dover Corp.	11,035	835,570
Eaton Corp. PLC	32,122	2,207,745
General Electric Co.	681,217	18,447,356
Illinois Tool Works, Inc.	23,627	2,211,015
Ingersoll-Rand PLC	17,822	1,173,401
Parker-Hannifin Corp.	9,642	1,150,869
Pentair PLC	12,348	767,428
Textron, Inc.	18,737	824,053

		34,336,108

Diversified Operations — 0.0%
Leucadia National Corp.	21,341	507,276

E-Commerce/Products — 1.2%
Amazon.com, Inc.†	25,773	10,870,536
eBay, Inc.†	74,528	4,342,001

		15,212,537

E-Commerce/Services — 0.6%
Expedia, Inc.	6,690	630,399
Netflix, Inc.†	4,095	2,278,867
Priceline Group, Inc.†	3,515	4,350,902
TripAdvisor, Inc.†	7,545	607,297

		7,867,465

Electric Products-Misc. — 0.3%
AMETEK, Inc.	16,316	855,285
Emerson Electric Co.	46,376	2,728,300

		3,583,585

Electric-Distribution — 0.1%
PG&E Corp.	32,244	1,706,352

Electric-Generation — 0.0%
AES Corp.	43,751	579,701

Electric-Integrated — 2.3%
Ameren Corp.	16,422	672,317
American Electric Power Co., Inc.	33,139	1,884,615
CMS Energy Corp.	18,644	632,591
Consolidated Edison, Inc.	19,823	1,220,105
Dominion Resources, Inc.	39,807	2,853,366
DTE Energy Co.	11,995	955,162
Duke Energy Corp.	47,889	3,714,750
Edison International	22,052	1,343,849
Entergy Corp.	12,215	942,754
Eversource Energy	21,442	1,045,512
Exelon Corp.	58,196	1,979,828
FirstEnergy Corp.	28,507	1,023,686
Integrys Energy Group, Inc.	5,383	393,497
NextEra Energy, Inc.	30,014	3,029,313
Pepco Holdings, Inc.	17,111	444,544
Pinnacle West Capital Corp.	7,484	458,021
PPL Corp.	45,142	1,536,182
Public Service Enterprise Group, Inc.	34,259	1,423,119
SCANA Corp.	9,673	512,475
Southern Co.	61,583	2,728,127
TECO Energy, Inc.	15,941	302,082
Wisconsin Energy Corp.	15,263	749,718
Xcel Energy, Inc.	34,246	1,161,282

		31,006,895

Electronic Components-Misc. — 0.3%
Corning, Inc.	86,047	1,800,964
Garmin, Ltd.	8,179	369,609
TE Connectivity, Ltd.	27,494	1,829,725

		4,000,298

Electronic Components-Semiconductors — 1.8%
Altera Corp.	20,365	848,813
Avago Technologies, Ltd.	17,366	2,029,738
Broadcom Corp., Class A	36,893	1,630,855
Intel Corp.	320,544	10,433,707
Microchip Technology, Inc.	13,635	649,776
Micron Technology, Inc.†	72,915	2,051,099
NVIDIA Corp.	34,948	775,671
Skyworks Solutions, Inc.	12,915	1,191,409
Texas Instruments, Inc.	70,873	3,842,026
Xilinx, Inc.	17,695	767,255

		24,220,349

Electronic Connectors — 0.1%
Amphenol Corp., Class A	20,995	1,162,493

Electronic Forms — 0.2%
Adobe Systems, Inc.†	32,208	2,449,740

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	22,728	940,258
FLIR Systems, Inc.	9,462	292,281

		1,232,539

Electronic Security Devices — 0.1%
Allegion PLC	6,498	397,353
Tyco International PLC	28,430	1,119,573

		1,516,926

Electronics-Military — 0.0%
L-3 Communications Holdings, Inc.	5,586	641,887

Energy-Alternate Sources — 0.0%
First Solar, Inc.†	5,091	303,780

Engineering/R&D Services — 0.1%
Fluor Corp.	10,003	601,581
Jacobs Engineering Group, Inc.†	8,684	372,196

		973,777

Engines-Internal Combustion — 0.1%
Cummins, Inc.	11,399	1,576,026

Enterprise Software/Service — 0.8%
CA, Inc.	21,578	685,533
Oracle Corp.	216,969	9,464,188

		10,149,721

Entertainment Software — 0.1%
Electronic Arts, Inc.†	21,045	1,222,504

Filtration/Separation Products — 0.1%
Pall Corp.	7,218	702,456

Finance-Consumer Loans — 0.0%
Navient Corp.	27,172	530,941

Finance-Credit Card — 1.1%
American Express Co.	59,323	4,594,566
Discover Financial Services	30,270	1,754,752
Visa, Inc., Class A	131,299	8,672,299

		15,021,617

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	78,087	2,381,653
E*TRADE Financial Corp.†	19,548	562,787

		2,944,440

Finance-Other Services — 0.3%
CME Group, Inc.	21,462	1,951,111
Intercontinental Exchange, Inc.	7,581	1,702,162
NASDAQ OMX Group, Inc.	7,999	388,991

		4,042,264

Food-Confectionery — 0.1%
Hershey Co.	10,014	920,487
J.M. Smucker Co.	6,606	765,767

		1,686,254

Food-Meat Products — 0.1%
Hormel Foods Corp.	9,115	495,400
Tyson Foods, Inc., Class A	19,775	781,113

		1,276,513

Food-Misc./Diversified — 1.0%
Campbell Soup Co.	12,029	537,817
ConAgra Foods, Inc.	28,827	1,042,096
General Mills, Inc.	40,863	2,261,358
Kellogg Co.	17,135	1,085,160
Kraft Foods Group, Inc.	39,796	3,372,711
McCormick & Co., Inc.	8,681	653,679
Mondelez International, Inc., Class A	111,641	4,283,665

		13,236,486

Food-Retail — 0.3%
Kroger Co.	33,254	2,291,533
Whole Foods Market, Inc.	24,417	1,166,156

		3,457,689

Food-Wholesale/Distribution — 0.1%
Sysco Corp.	40,091	1,484,570

Gas-Distribution — 0.3%
AGL Resources, Inc.	8,099	407,137
CenterPoint Energy, Inc.	29,090	610,017
NiSource, Inc.	21,402	929,275
Sempra Energy	15,671	1,663,790

		3,610,219

Gold Mining — 0.1%
Newmont Mining Corp.	33,764	894,408

Hazardous Waste Disposal — 0.1%
Stericycle, Inc.†	5,749	767,089

Home Decoration Products — 0.1%
Newell Rubbermaid, Inc.	18,349	699,647

Home Furnishings — 0.0%
Leggett & Platt, Inc.	9,364	397,689

Hotels/Motels — 0.2%
Marriott International, Inc., Class A	14,038	1,123,742
Starwood Hotels & Resorts Worldwide, Inc.	11,621	998,825
Wyndham Worldwide Corp.	8,160	696,864

		2,819,431

Human Resources — 0.0%
Robert Half International, Inc.	9,147	507,201

Independent Power Producers — 0.0%
NRG Energy, Inc.	22,856	576,885

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	9,171	1,087,681

Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	13,052	1,872,048
Airgas, Inc.	4,576	463,457
Praxair, Inc.	19,546	2,383,244

		4,718,749

Instruments-Controls — 0.4%
Honeywell International, Inc.	52,972	5,345,934

Instruments-Scientific — 0.3%
PerkinElmer, Inc.	7,650	392,139
Thermo Fisher Scientific, Inc.	26,855	3,375,136
Waters Corp.†	5,620	703,568

		4,470,843

Insurance Brokers — 0.3%
Aon PLC	18,968	1,825,291
Marsh & McLennan Cos., Inc.	36,466	2,047,930

		3,873,221

Insurance-Life/Health — 0.6%
Aflac, Inc.	29,706	1,872,666
Lincoln National Corp.	17,353	980,271
Principal Financial Group, Inc.	18,513	946,385
Prudential Financial, Inc.	30,728	2,507,405
Torchmark Corp.	8,603	482,714
Unum Group	17,017	581,301

		7,370,742

Insurance-Multi-line — 1.3%
ACE, Ltd.	22,155	2,370,364
Allstate Corp.	28,185	1,963,367
American International Group, Inc.(1)	92,890	5,228,778
Assurant, Inc.	4,661	286,465
Cincinnati Financial Corp.	10,000	506,400
Genworth Financial, Inc., Class A†	33,618	295,502

Hartford Financial Services Group, Inc.	28,491	1,161,578
Loews Corp.	20,206	841,378
MetLife, Inc.	75,631	3,879,114
XL Group PLC	20,455	758,471

		17,291,417

Insurance-Property/Casualty — 0.4%
Chubb Corp.	15,625	1,536,719
Progressive Corp.	36,273	967,038
Travelers Cos., Inc.	21,751	2,199,244

		4,703,001

Insurance-Reinsurance — 1.3%
Berkshire Hathaway, Inc., Class B†	123,431	17,429,692

Internet Content-Entertainment — 0.8%
Facebook, Inc., Class A†	142,082	11,191,799

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	4,883	595,824

Internet Security — 0.1%
Symantec Corp.	46,185	1,151,161
VeriSign, Inc.†	7,120	452,191

		1,603,352

Investment Management/Advisor Services — 0.7%
Affiliated Managers Group, Inc.†	3,695	835,550
Ameriprise Financial, Inc.	12,353	1,547,584
BlackRock, Inc.	8,586	3,124,789
Franklin Resources, Inc.	26,515	1,367,113
Invesco, Ltd.	29,051	1,203,292
Legg Mason, Inc.	6,710	353,282
T. Rowe Price Group, Inc.	17,647	1,432,584

		9,864,194

Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	41,027	3,564,426
Joy Global, Inc.	6,591	281,040

		3,845,466

Machinery-Farming — 0.2%
Deere & Co.	22,978	2,079,969

Machinery-General Industrial — 0.1%
Roper Industries, Inc.	6,792	1,142,211

Machinery-Pumps — 0.1%
Flowserve Corp.	9,118	533,676
Xylem, Inc.	12,339	456,790

		990,466

Medical Information Systems — 0.1%
Cerner Corp.†	20,637	1,481,943

Medical Instruments — 0.9%
Boston Scientific Corp.†	90,052	1,604,727
Edwards Lifesciences Corp.†	7,299	924,418
Intuitive Surgical, Inc.†	2,477	1,228,543
Medtronic PLC	96,452	7,180,851
St. Jude Medical, Inc.	19,038	1,333,612

		12,272,151

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	6,789	811,693
Quest Diagnostics, Inc.	9,767	697,559

		1,509,252

Medical Products — 0.7%
Baxter International, Inc.	36,723	2,524,339
Becton Dickinson and Co.	14,131	1,990,634
Henry Schein, Inc.†	5,672	777,631
Stryker Corp.	20,251	1,867,953
Varian Medical Systems, Inc.†	6,773	601,781
Zimmer Holdings, Inc.	11,499	1,263,050

		9,025,388

Medical-Biomedical/Gene — 2.8%
Alexion Pharmaceuticals, Inc.†	13,682	2,315,405
Amgen, Inc.	51,362	8,110,573
Biogen, Inc.†	15,879	5,937,635
Celgene Corp.†	54,186	5,855,339
Gilead Sciences, Inc.†	100,806	10,132,011
Regeneron Pharmaceuticals, Inc.†	4,993	2,284,098
Vertex Pharmaceuticals, Inc.†	16,385	2,019,943

		36,655,004

Medical-Drugs — 5.4%
Abbott Laboratories	102,131	4,740,921
AbbVie, Inc.	107,878	6,975,391
Bristol-Myers Squibb Co.	112,496	7,169,370
Eli Lilly & Co.	66,178	4,756,213
Endo International PLC†	12,014	1,009,957
Johnson & Johnson	188,190	18,668,448
Mallinckrodt PLC†	7,884	892,311
Merck & Co., Inc.	192,096	11,441,238
Pfizer, Inc.	414,815	14,074,673
Zoetis, Inc.	33,895	1,505,616

		71,234,138

Medical-Generic Drugs — 0.9%
Actavis PLC†	26,429	7,475,707
Hospira, Inc.†	11,602	1,012,739
Mylan NV†	27,533	1,989,534
Perrigo Co. PLC	9,529	1,746,475

		12,224,455

Medical-HMO — 1.2%
Aetna, Inc.	23,804	2,543,933
Anthem, Inc.	18,057	2,725,343
Cigna Corp.	17,492	2,180,203
Humana, Inc.	10,126	1,676,866
UnitedHealth Group, Inc.	64,548	7,190,647

		16,316,992

Medical-Hospitals — 0.2%
HCA Holdings, Inc.†	19,926	1,474,723
Tenet Healthcare Corp.†	6,666	319,035
Universal Health Services, Inc., Class B	6,161	720,529

		2,514,287

Medical-Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	14,120	1,613,916
Cardinal Health, Inc.	22,344	1,884,493
McKesson Corp.	15,759	3,520,561

		7,018,970

Metal Processors & Fabrication — 0.1%
Precision Castparts Corp.	9,595	1,983,191

Metal-Aluminum — 0.1%
Alcoa, Inc.	82,725	1,110,170

Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	70,380	1,637,743

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	14,316	804,702

Multimedia — 1.7%
Time Warner, Inc.	56,212	4,744,855
Twenty-First Century Fox, Inc., Class A	123,756	4,217,604
Viacom, Inc., Class B	24,717	1,716,596
Walt Disney Co.	105,828	11,505,620

		22,184,675

Networking Products — 0.8%
Cisco Systems, Inc.	345,501	9,960,794

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	16,966	689,329
Waste Management, Inc.	28,900	1,431,417

		2,120,746

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	13,646	305,261
Xerox Corp.	70,755	813,683

		1,118,944

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	6,125	340,489

Oil & Gas Drilling — 0.1%
Diamond Offshore Drilling, Inc.	4,548	152,222
Ensco PLC, Class A	15,859	432,633
Helmerich & Payne, Inc.	7,285	568,011
Noble Corp. PLC	16,376	283,469
Transocean, Ltd.	23,050	433,801

		1,870,136

Oil Companies-Exploration & Production — 2.3%
Anadarko Petroleum Corp.	34,291	3,226,783
Apache Corp.	25,504	1,744,474
Cabot Oil & Gas Corp.	27,964	945,742
Chesapeake Energy Corp.	35,019	552,250
Cimarex Energy Co.	5,929	737,568
ConocoPhillips	83,348	5,660,996
Devon Energy Corp.	26,155	1,784,033
EOG Resources, Inc.	37,120	3,673,024
EQT Corp.	10,280	924,583
Hess Corp.	16,444	1,264,544
Newfield Exploration Co.†	10,882	427,010
Noble Energy, Inc.	26,177	1,327,697
Occidental Petroleum Corp.	52,153	4,177,455
Pioneer Natural Resources Co.	10,082	1,741,968
QEP Resources, Inc.	10,931	245,947
Range Resources Corp.	11,224	713,397
Southwestern Energy Co.†	26,022	729,397

		29,876,868

Oil Companies-Integrated — 3.1%
Chevron Corp.	127,255	14,132,940
Exxon Mobil Corp.	283,907	24,804,955
Marathon Oil Corp.	45,682	1,420,710
Murphy Oil Corp.	11,293	537,660

		40,896,265

Oil Field Machinery & Equipment — 0.2%
Cameron International Corp.†	13,112	718,800
FMC Technologies, Inc.†	15,665	690,827
National Oilwell Varco, Inc.	27,745	1,509,605

		2,919,232

Oil Refining & Marketing — 0.6%
Marathon Petroleum Corp.	18,482	1,821,771
Phillips 66	36,785	2,917,418
Tesoro Corp.	8,454	725,607
Valero Energy Corp.	34,849	1,982,908

		7,447,704

Oil-Field Services — 1.0%
Baker Hughes, Inc.	29,410	2,013,409
Halliburton Co.	57,508	2,815,016
Schlumberger, Ltd.	86,316	8,166,357

		12,994,782

Paper & Related Products — 0.2%
International Paper Co.	28,619	1,537,413
MeadWestvaco Corp.	11,333	553,050

		2,090,463

Pharmacy Services — 0.3%
Express Scripts Holding Co.†	49,198	4,250,707

Pipelines — 0.7%
Kinder Morgan, Inc.	115,334	4,953,595
ONEOK, Inc.	14,105	678,451
Spectra Energy Corp.	45,421	1,691,932
Williams Cos., Inc.	45,557	2,332,063

		9,656,041

Publishing-Newspapers — 0.1%
Gannett Co., Inc.	15,354	526,949
News Corp., Class A†	33,802	533,396

		1,060,345

Publishing-Periodicals — 0.1%
Nielsen NV	21,359	959,873

Real Estate Investment Trusts — 2.3%
American Tower Corp.	28,600	2,703,558
Apartment Investment & Management Co., Class A	10,577	399,070
AvalonBay Communities, Inc.	8,937	1,468,706
Boston Properties, Inc.	10,368	1,371,790
Crown Castle International Corp.	22,596	1,887,444
Equity Residential	24,623	1,818,655
Essex Property Trust, Inc.	4,408	978,356
General Growth Properties, Inc.	42,524	1,165,158
HCP, Inc.	31,186	1,256,484
Health Care REIT, Inc.	23,652	1,703,417
Host Hotels & Resorts, Inc.	51,271	1,032,598
Iron Mountain, Inc.	12,654	436,436
Kimco Realty Corp.	27,924	672,968
Macerich Co.	9,527	778,927

Plum Creek Timber Co., Inc.	11,916	502,855
Prologis, Inc.	34,663	1,393,453
Public Storage	9,825	1,846,216
Realty Income Corp.	15,232	715,447
Simon Property Group, Inc.	21,039	3,818,368
SL Green Realty Corp.	6,675	816,753
Ventas, Inc.	22,390	1,542,671
Vornado Realty Trust	11,826	1,223,873
Weyerhaeuser Co.	35,533	1,119,645

		30,652,848

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	18,933	725,891

Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	6,533	630,957

Retail-Apparel/Shoe — 0.4%
Coach, Inc.	18,669	713,342
Gap, Inc.	17,951	711,578
L Brands, Inc.	16,640	1,486,950
PVH Corp.	5,580	576,693
Ross Stores, Inc.	14,009	1,385,210
Urban Outfitters, Inc.†	6,772	271,151

		5,144,924

Retail-Auto Parts — 0.2%
AutoZone, Inc.†	2,159	1,452,273
O’Reilly Automotive, Inc.†	6,880	1,498,670

		2,950,943

Retail-Automobile — 0.1%
AutoNation, Inc.†	5,074	312,305
CarMax, Inc.†	14,214	968,115

		1,280,420

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	12,562	885,119

Retail-Building Products — 1.1%
Home Depot, Inc.	89,194	9,541,974
Lowe’s Cos., Inc.	65,849	4,534,362

		14,076,336

Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	7,345	283,076

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	19,704	682,744

Retail-Discount — 1.4%
Costco Wholesale Corp.	29,778	4,259,743
Dollar General Corp.	20,537	1,493,245
Dollar Tree, Inc.†	13,919	1,063,551
Family Dollar Stores, Inc.	6,507	508,457
Target Corp.	43,111	3,398,440
Wal-Mart Stores, Inc.	106,895	8,343,155

		19,066,591

Retail-Drug Store — 0.9%
CVS Health Corp.	76,160	7,561,926
Walgreens Boots Alliance, Inc.	59,018	4,894,363

		12,456,289

Retail-Gardening Products — 0.1%
Tractor Supply Co.	9,218	793,301

Retail-Jewelry — 0.1%
Tiffany & Co.	7,617	666,335

Retail-Major Department Stores — 0.3%
Nordstrom, Inc.	9,521	719,407
TJX Cos., Inc.	46,207	2,982,200

		3,701,607

Retail-Office Supplies — 0.1%
Staples, Inc.	43,350	707,472

Retail-Regional Department Stores — 0.2%
Kohl’s Corp.	13,672	979,599
Macy’s, Inc.	23,053	1,489,915

		2,469,514

Retail-Restaurants — 1.2%
Chipotle Mexican Grill, Inc.†	2,100	1,304,814
Darden Restaurants, Inc.	8,396	535,413
McDonald’s Corp.	65,051	6,280,674
Starbucks Corp.	101,496	5,032,172
Yum! Brands, Inc.	29,314	2,519,831

		15,672,904

Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.	18,244	517,491

Savings & Loans/Thrifts — 0.0%
Hudson City Bancorp, Inc.	32,578	302,975
People’s United Financial, Inc.	20,861	315,210

		618,185

Security Services — 0.0%
ADT Corp.	11,584	435,558

Semiconductor Components-Integrated Circuits — 0.7%
Analog Devices, Inc.	21,092	1,304,329
Linear Technology Corp.	16,189	746,799
QUALCOMM, Inc.	111,646	7,591,928

		9,643,056

Semiconductor Equipment — 0.2%
Applied Materials, Inc.	83,161	1,645,756
KLA-Tencor Corp.	11,010	647,388
Lam Research Corp.	10,783	814,979

		3,108,123

Steel-Producers — 0.1%
Nucor Corp.	21,594	1,055,083

Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	7,352	249,894

Telecom Services — 0.1%
Level 3 Communications, Inc.†	19,411	1,085,851

Telecommunication Equipment — 0.1%
Harris Corp.	7,047	565,451
Juniper Networks, Inc.	24,516	647,958

		1,213,409

Telephone-Integrated — 2.1%
AT&T, Inc.	351,283	12,168,443
CenturyLink, Inc.	38,341	1,378,743
Frontier Communications Corp.	67,849	465,444
Verizon Communications, Inc.	281,248	14,186,149

		28,198,779

Television — 0.1%
CBS Corp., Class B	30,964	1,923,793

Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	4,200	728,700

Tobacco — 1.4%
Altria Group, Inc.	133,288	6,671,065
Lorillard, Inc.	24,369	1,702,418
Philip Morris International, Inc.	104,700	8,739,309
Reynolds American, Inc.	20,856	1,528,745

		18,641,537

Tools-Hand Held — 0.1%
Snap-on, Inc.	3,934	588,329
Stanley Black & Decker, Inc.	10,654	1,051,550

		1,639,879

Toys — 0.1%
Hasbro, Inc.	7,572	536,022
Mattel, Inc.	22,894	644,695

		1,180,717

Transport-Rail — 0.9%
CSX Corp.	67,044	2,419,618
Kansas City Southern	7,473	765,908
Norfolk Southern Corp.	20,806	2,098,285
Union Pacific Corp.	59,647	6,336,301

		11,620,112

Transport-Services — 0.7%
C.H. Robinson Worldwide, Inc.	9,904	637,718
Expeditors International of Washington, Inc.	12,978	594,782
FedEx Corp.	17,833	3,023,942
Ryder System, Inc.	3,586	341,961
United Parcel Service, Inc., Class B	47,036	4,728,529

		9,326,932

Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co.	13,692	1,313,337

Web Hosting/Design — 0.1%
Equinix, Inc.	3,822	978,164

Web Portals/ISP — 1.8%
Google, Inc., Class A†	19,328	10,606,626
Google, Inc., Class C†	19,421	10,435,769
Yahoo!, Inc.†	58,924	2,508,100

		23,550,495

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	12,906	771,134

Total Common Stocks (cost $1,057,783,353)		1,250,001,560

EXCHANGE-TRADED FUNDS — 3.8%
SPDR S&P 500 ETF Trust (cost $50,455,991)	241,400	50,336,728

Total Long-Term Investment Securities (cost $1,108,239,344)		1,300,338,288

REPURCHASE AGREEMENTS — 1.6%
State Street Bank and Trust Co. Joint Repurchase Agreement(2) (cost $20,760,000)	$20,760,000	20,760,000

TOTAL INVESTMENTS (cost $1,128,999,344)(3)	100.1%	1,321,098,288
Liabilities in excess of other assets	(0.1)	(1,061,733)

NET ASSETS	100.0%	$1,320,036,555

†	Non-income producing security
(1)	Security represents an investment in an affiliated company; See Note 3.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 4 for cost of investments on a tax basis.

ETF — Exchange Traded Fund

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of April 30, 2015	Unrealized Appreciation (Depreciation)
174	Long	S&P 500 E-Mini Index	June 2015	$17,977,986	$18,086,430	$108,444

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,250,001,560	$—	$—	$1,250,001,560
Exchange-Traded Funds	50,336,728	—	—	50,336,728
Repurchase Agreements	—	20,760,000	—	20,760,000

Total Investments at Value	$1,300,338,288	$20,760,000	$—	$1,321,098,288

Other Financial Instruments:+
Open Futures Contracts	$108,444	$—	$—	$108,444

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Growth-Income Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2015 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS — 96.4%
Advertising Agencies — 0.8%
Omnicom Group, Inc.	103,865	$7,868,812

Aerospace/Defense-Equipment — 1.7%
United Technologies Corp.	147,031	16,724,776

Apparel Manufacturers — 0.5%
VF Corp.	64,743	4,689,336

Applications Software — 1.3%
Microsoft Corp.	268,737	13,071,368

Auto-Heavy Duty Trucks — 1.1%
PACCAR, Inc.	175,207	11,449,777

Banks-Commercial — 2.2%
BB&T Corp.	261,272	10,004,105
Cullen/Frost Bankers, Inc.	82,444	6,013,465
M&T Bank Corp.	48,311	5,781,378

		21,798,948

Banks-Fiduciary — 0.9%
Northern Trust Corp.	124,288	9,091,667

Banks-Super Regional — 7.6%
Capital One Financial Corp.	19,100	1,544,235
PNC Financial Services Group, Inc.	224,917	20,631,636
US Bancorp	213,034	9,132,768
Wells Fargo & Co.	828,119	45,629,357

		76,937,996

Beverages-Non-alcoholic — 2.2%
Coca-Cola Co.	192,404	7,803,906
Coca-Cola Enterprises, Inc.	134,005	5,951,162
Dr Pepper Snapple Group, Inc.	115,055	8,580,802

		22,335,870

Cable/Satellite TV — 0.7%
Comcast Corp., Special Class A	59,966	3,453,442
Time Warner Cable, Inc.	22,418	3,486,447

		6,939,889

Chemicals-Diversified — 1.3%
E.I. du Pont de Nemours & Co.	109,932	8,047,022
PPG Industries, Inc.	24,125	5,345,135

		13,392,157

Commercial Services-Finance — 1.2%
Automatic Data Processing, Inc.	78,620	6,646,535
McGraw Hill Financial, Inc.	53,858	5,617,389

		12,263,924

Computer Services — 0.9%
Accenture PLC, Class A	100,804	9,339,491

Computers — 2.4%
Apple, Inc.	191,385	23,951,833

Cosmetics & Toiletries — 1.3%
Procter & Gamble Co.	162,348	12,908,289

Data Processing/Management — 0.9%
Fidelity National Information Services, Inc.	143,593	8,973,127

Distribution/Wholesale — 1.1%
Fastenal Co.	113,759	4,848,408
Genuine Parts Co.	73,282	6,584,388

		11,432,796

Diversified Manufacturing Operations — 2.4%
3M Co.	61,486	9,615,796
Illinois Tool Works, Inc.	157,312	14,721,257

		24,337,053

Electric Products-Misc. — 0.5%
Emerson Electric Co.	85,255	5,015,552

Electric-Integrated — 3.9%
CMS Energy Corp.	241,184	8,183,373
DTE Energy Co.	49,779	3,963,902
Edison International	179,139	10,916,731
NextEra Energy, Inc.	98,006	9,891,745
Xcel Energy, Inc.	182,311	6,182,166

		39,137,917

Electronic Components-Semiconductors — 1.7%
Texas Instruments, Inc.	220,863	11,972,983
Xilinx, Inc.	114,858	4,980,243

		16,953,226

Engines-Internal Combustion — 0.4%
Cummins, Inc.	28,200	3,898,932

Finance-Other Services — 1.9%
CME Group, Inc.	208,594	18,963,281

Food-Confectionery — 1.0%
Hershey Co.	93,884	8,629,817
J.M. Smucker Co.	16,289	1,888,221

		10,518,038

Food-Misc./Diversified — 0.8%
Kraft Foods Group, Inc.	28,949	2,453,428
Mondelez International, Inc., Class A	156,007	5,985,988

		8,439,416

Gas-Distribution — 1.3%
NiSource, Inc.	141,846	6,158,954
Sempra Energy	68,548	7,277,741

		13,436,695

Hotels/Motels — 1.0%
Wyndham Worldwide Corp.	119,926	10,241,680

Industrial Gases — 1.0%
Airgas, Inc.	71,709	7,262,688
Praxair, Inc.	24,839	3,028,619

		10,291,307

Instruments-Controls — 1.3%
Honeywell International, Inc.	130,182	13,137,967

Insurance Brokers — 0.4%
Arthur J. Gallagher & Co.	94,786	4,533,614

Insurance-Life/Health — 1.1%
Prudential Financial, Inc.	135,704	11,073,446

Insurance-Multi-line — 2.3%
Cincinnati Financial Corp.	82,455	4,175,521
Hartford Financial Services Group, Inc.	234,514	9,561,136
MetLife, Inc.	181,778	9,323,394

		23,060,051

Insurance-Property/Casualty — 2.2%
Progressive Corp.	155,993	4,158,774
Travelers Cos., Inc.	174,447	17,638,336

		21,797,110

Insurance-Reinsurance — 0.2%
Validus Holdings, Ltd.	50,546	2,114,339

Investment Management/Advisor Services — 3.9%
Ameriprise Financial, Inc.	52,383	6,562,542
BlackRock, Inc.	52,669	19,168,356
T. Rowe Price Group, Inc.	164,417	13,347,372

		39,078,270

Medical Products — 1.2%
Becton Dickinson and Co.	89,585	12,619,839

Medical-Drugs — 10.2%
Abbott Laboratories	106,267	4,932,914
AbbVie, Inc.	156,645	10,128,666
Bristol-Myers Squibb Co.	179,153	11,417,421
Johnson & Johnson	360,649	35,776,381
Merck & Co., Inc.	342,523	20,400,670
Pfizer, Inc.	597,038	20,257,499

		102,913,551

Multimedia — 1.5%
Time Warner, Inc.	175,666	14,827,967

Non-Hazardous Waste Disposal — 0.5%
Republic Services, Inc.	122,926	4,994,483

Oil Companies-Exploration & Production — 3.2%
ConocoPhillips	218,405	14,834,068
Occidental Petroleum Corp.	216,361	17,330,516

		32,164,584

Oil Companies-Integrated — 4.1%
Chevron Corp.	133,315	14,805,964
Exxon Mobil Corp.	308,627	26,964,741

		41,770,705

Oil Refining & Marketing — 0.7%
Marathon Petroleum Corp.	71,697	7,067,173

Pipelines — 0.5%
Kinder Morgan, Inc.	112,031	4,811,731

Real Estate Investment Trusts — 2.2%
Alexandria Real Estate Equities, Inc.	36,266	3,350,253
AvalonBay Communities, Inc.	37,194	6,112,462
Simon Property Group, Inc.	68,773	12,481,612

		21,944,327

Retail-Apparel/Shoe — 1.3%
Gap, Inc.	79,579	3,154,512
L Brands, Inc.	108,815	9,723,708

		12,878,220

Retail-Building Products — 1.8%
Home Depot, Inc.	170,955	18,288,766

Retail-Consumer Electronics — 0.5%
Best Buy Co., Inc.	140,313	4,861,845

Retail-Discount — 0.5%
Target Corp.	60,903	4,800,984

Retail-Jewelry — 0.9%
Tiffany & Co.	103,131	9,021,900

Retail-Mail Order — 0.3%
Williams-Sonoma, Inc.	38,380	2,822,081

Retail-Restaurants — 1.6%
Brinker International, Inc.	111,727	6,186,324
Dunkin’ Brands Group, Inc.	192,609	10,036,855

		16,223,179

Semiconductor Components-Integrated Circuits — 1.7%
Analog Devices, Inc.	158,501	9,801,702
QUALCOMM, Inc.	110,342	7,503,256

		17,304,958

Semiconductor Equipment — 0.7%
KLA-Tencor Corp.	120,980	7,113,624

Telephone-Integrated — 1.5%
Verizon Communications, Inc.	310,202	15,646,589

Theaters — 0.4%
Cinemark Holdings, Inc.	105,772	4,509,060

Tobacco — 3.3%
Altria Group, Inc.	396,053	19,822,453
Lorillard, Inc.	58,257	4,069,834
Philip Morris International, Inc.	108,752	9,077,529

		32,969,816

Tools-Hand Held — 0.2%
Snap-on, Inc.	16,981	2,539,509

Transport-Rail — 1.5%
Norfolk Southern Corp.	70,780	7,138,163
Union Pacific Corp.	74,537	7,918,066

		15,056,229

Transport-Services — 0.7%
United Parcel Service, Inc., Class B	70,209	7,058,111

Total Long-Term Investment Securities (cost $818,820,498)		973,407,181

SHORT-TERM INVESTMENT SECURITIES — 3.4%
Time Deposits — 3.4%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 05/01/2015 (cost $35,072,000)	$35,072,000	35,072,000

TOTAL INVESTMENTS (cost $853,892,498) (1)	99.8%	1,008,479,181
Other assets less liabilities	0.2	1,523,147

NET ASSETS	100.0%	$1,010,002,328

(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$973,407,181	$—	$—	$973,407,181
Short-Term Investment Securities	—	35,072,000	—	35,072,000

Total Investments at Value	$973,407,181	$35,072,000	$—	$1,008,479,181

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Equity Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2015 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 97.2%
Aerospace/Defense-Equipment — 1.0%
United Technologies Corp.	24,880	$2,830,100

Agricultural Chemicals — 0.2%
Potash Corp. of Saskatchewan, Inc.	19,522	637,198

Auto-Cars/Light Trucks — 1.1%
General Motors Co.	88,350	3,097,551

Auto/Truck Parts & Equipment-Original — 2.0%
Delphi Automotive PLC	65,930	5,472,190

Banks-Commercial — 0.8%
M&T Bank Corp.	18,250	2,183,977

Banks-Fiduciary — 1.1%
Bank of New York Mellon Corp.	70,070	2,966,764

Beverages-Non-alcoholic — 2.2%
PepsiCo, Inc.	65,500	6,230,360

Beverages-Wine/Spirits — 0.9%
Diageo PLC(1)	95,130	2,642,224

Building Products-Cement — 2.0%
Vulcan Materials Co.	64,380	5,505,778

Cable/Satellite TV — 2.2%
Comcast Corp., Class A	107,690	6,220,174

Commercial Services-Finance — 3.2%
MasterCard, Inc., Class A	50,390	4,545,682
McGraw Hill Financial, Inc.	43,690	4,556,867

		9,102,549

Computer Services — 2.2%
Amdocs, Ltd.	109,630	6,037,324

Computers — 5.1%
Apple, Inc.	113,880	14,252,082

Computers-Memory Devices — 0.8%
Western Digital Corp.	21,990	2,149,303

Distribution/Wholesale — 0.6%
Fastenal Co.	37,910	1,615,724

Diversified Banking Institutions — 4.5%
Citigroup, Inc.	183,544	9,786,566
JPMorgan Chase & Co.	46,760	2,958,038

		12,744,604

Diversified Manufacturing Operations — 2.1%
General Electric Co.	220,630	5,974,660

Diversified Minerals — 0.2%
Teck Resources, Ltd., Class B	45,100	684,618

E-Commerce/Products — 2.5%
Amazon.com, Inc.†	7,290	3,074,776
eBay, Inc.†	69,320	4,038,583

		7,113,359

Electric-Distribution — 1.3%
PG&E Corp.	67,020	3,546,698

Electric-Integrated — 0.7%
Southern Co.	46,960	2,080,328

Electric-Transmission — 0.5%
ITC Holdings Corp.	38,720	1,393,920

Electronic Security Devices — 2.1%
Tyco International PLC	149,110	5,871,952

Finance-Credit Card — 1.6%
Discover Financial Services	75,908	4,400,387

Finance-Other Services — 2.2%
CME Group, Inc.	69,080	6,280,063

Food-Misc./Diversified — 3.3%
Mondelez International, Inc., Class A	243,440	9,340,793

Gas-Distribution — 0.5%
AmeriGas Partners LP	30,600	1,491,138

Insurance Brokers — 1.3%
Marsh & McLennan Cos., Inc.	64,110	3,600,418

Insurance-Multi-line — 0.7%
Genworth Financial, Inc., Class A†	219,750	1,931,603

Insurance-Reinsurance — 1.7%
Berkshire Hathaway, Inc., Class B†	33,000	4,659,930

Internet Content-Entertainment — 1.5%
Facebook, Inc., Class A†	52,560	4,140,151

Machinery-Farming — 2.6%
Deere & Co.	80,100	7,250,652

Medical Instruments — 1.1%
Boston Scientific Corp.†	170,460	3,037,597

Medical-Biomedical/Gene — 1.3%
Gilead Sciences, Inc.†	35,780	3,596,248

Medical-Drugs — 3.0%
Bristol-Myers Squibb Co.	92,960	5,924,341
Zoetis, Inc.	56,609	2,514,572

		8,438,913

Medical-Generic Drugs — 2.5%
Actavis PLC†	24,430	6,910,270

Medical-HMO — 1.7%
UnitedHealth Group, Inc.	43,520	4,848,128

Medical-Hospitals — 1.8%
HCA Holdings, Inc.†	66,340	4,909,823

Multimedia — 0.8%
Twenty-First Century Fox, Inc., Class A	67,360	2,295,629

Non-Hazardous Waste Disposal — 1.0%
Republic Services, Inc.	68,560	2,785,593

Office Automation & Equipment — 1.1%
Xerox Corp.	263,710	3,032,665

Oil Companies-Exploration & Production — 1.8%
Noble Energy, Inc.	98,230	4,982,226

Oil Companies-Integrated — 3.5%
Chevron Corp.	64,720	7,187,803
Suncor Energy, Inc.	78,230	2,550,298

		9,738,101

Oil Refining & Marketing — 0.5%
HollyFrontier Corp.	35,850	1,390,263

Pharmacy Services — 2.1%
Express Scripts Holding Co.†	67,734	5,852,218

Pipelines — 0.2%
Magellan Midstream Partners LP	8,130	678,855

Publishing-Periodicals — 1.2%
Nielsen NV	73,044	3,282,597

Real Estate Investment Trusts — 1.1%
Digital Realty Trust, Inc.	26,220	1,662,610

Simon Property Group, Inc.	7,490	1,359,360

		3,021,970

Retail-Auto Parts — 2.2%
AutoZone, Inc.†	9,043	6,082,864

Retail-Building Products — 1.7%
Home Depot, Inc.	45,440	4,861,171

Retail-Restaurants — 0.6%
Dunkin’ Brands Group, Inc.	32,930	1,715,982

Semiconductor Equipment — 1.1%
Applied Materials, Inc.	150,170	2,971,864

Soap & Cleaning Preparation — 2.5%
Henkel AG & Co. KGaA(1)	69,844	7,104,481

Telephone-Integrated — 1.8%
Verizon Communications, Inc.	99,820	5,034,921

Tobacco — 2.1%
Philip Morris International, Inc.	70,720	5,902,998

Transport-Rail — 1.9%
Canadian National Railway Co.	52,870	3,411,172
CSX Corp.	49,490	1,786,094

		5,197,266

Web Portals/ISP — 3.9%
Google, Inc., Class A†	5,760	3,160,915
Google, Inc., Class C†	14,690	7,893,640

		11,054,555

Total Long-Term Investment Securities
(cost $248,942,352)		272,175,770

REPURCHASE AGREEMENTS — 3.4%

Agreement with State Street Bank & Trust Co. bearing interest at 0.00% dated 04/30/2015 to be repurchased 05/01/2015 in the amount of $9,480,000 and collateralized by $9,875,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having approximate value of $9,670,380

(cost $9,480,000)	$9,480,000	9,480,000

TOTAL INVESTMENTS
(cost $258,422,352)(2)	100.6%	281,655,770
Liabilities in excess of other assets	(0.6)	(1,576,646)

NET ASSETS	100.0%	$280,079,124

†	Non-income producing security
(1)	Security was valued using fair value procedures at April 30, 2015. The aggregate value of these securities was $9,746,705 representing 3.5% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2015 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value*
Common Stocks:
Beverage -Wine/Sprits	$—	$2,642,224	$—	$2,642,224
Soap & Cleaning Preparation	—	7,104,481	—	7,104,481
Other Industries	262,429,065	—	—	262,429,065
Repurchase Agreements	—	9,480,000	—	9,480,000

Total Investments at Value	$262,429,065	$19,226,705	$—	$281,655,770

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Davis Venture Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2015 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 94.8%
Applications Software — 1.3%
Microsoft Corp.	373,720	$18,177,741

Auto-Heavy Duty Trucks — 1.4%
PACCAR, Inc.	301,850	19,725,897

Banks-Fiduciary — 7.1%
Bank of New York Mellon Corp.	2,024,680	85,724,951
Citizens Financial Group, Inc.	583,800	15,207,990

		100,932,941

Banks-Super Regional — 7.6%
Wells Fargo & Co.	1,945,549	107,199,750

Beverages-Wine/Spirits — 0.8%
Diageo PLC ADR	100,540	11,161,951

Brewery — 0.9%
Heineken Holding NV(1)	175,312	12,214,836

Building Products-Cement — 1.9%
Lafarge SA(1)	377,640	27,639,471

Cable/Satellite TV — 3.3%
Liberty Global PLC, Class C†	918,440	46,335,298

Casino Hotels — 2.4%
Las Vegas Sands Corp.	651,630	34,458,194

Chemicals-Specialty — 1.7%
Ecolab, Inc.	214,760	24,048,825

Commercial Services-Finance — 0.9%
Experian PLC(1)	184,538	3,299,300
Moody’s Corp.	92,278	9,921,730

		13,221,030

Diversified Banking Institutions — 3.7%
JPMorgan Chase & Co.	819,536	51,843,847

Diversified Financial Services — 0.9%
Julius Baer Group, Ltd.†(1)	251,290	13,255,051

E-Commerce/Products — 5.7%
Amazon.com, Inc.†	192,580	81,226,392

E-Commerce/Services — 2.6%
Liberty Interactive Corp., Class A†	227,590	6,545,488
Liberty Ventures, Series A†	115,858	4,828,962
Priceline Group, Inc.†	16,020	19,829,716
SouFun Holdings, Ltd. ADR	739,770	6,117,898

		37,322,064

Electronic Components-Semiconductors — 1.8%
Texas Instruments, Inc.	460,110	24,942,563

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	6,762	279,744
Keysight Technologies, Inc.†	28,031	937,917

		1,217,661

Enterprise Software/Service — 1.2%
Oracle Corp.	396,830	17,309,725

Finance-Credit Card — 6.6%
American Express Co.	917,530	71,062,698
Visa, Inc., Class A	333,720	22,042,206

		93,104,904

Finance-Investment Banker/Broker — 1.7%
Charles Schwab Corp.	798,420	24,351,810

Home Decoration Products — 0.2%
Hunter Douglas NV(1)	56,620	2,747,350

Industrial Gases — 2.3%
Praxair, Inc.	266,790	32,529,705

Insurance-Multi-line — 2.1%
ACE, Ltd.	144,020	15,408,700
Loews Corp.	355,940	14,821,341

		30,230,041

Insurance-Property/Casualty — 0.9%
Fairfax Financial Holdings, Ltd.	17,490	9,430,258
Markel Corp.†	5,113	3,786,893

		13,217,151

Insurance-Reinsurance — 4.9%
Berkshire Hathaway, Inc., Class A†	290	61,886,000
Everest Re Group, Ltd.	39,105	6,996,276

		68,882,276

Internet Security — 0.8%
Qihoo 360 Technology Co., Ltd. ADR†	181,250	10,929,375

Medical Labs & Testing Services — 2.7%
Laboratory Corp. of America Holdings†	183,820	21,977,519
Quest Diagnostics, Inc.	235,030	16,785,843

		38,763,362

Medical-Drugs — 1.3%
Valeant Pharmaceuticals International, Inc.†	86,330	18,727,567

Medical-HMO — 2.9%
UnitedHealth Group, Inc.	374,470	41,715,958

Metal Processors & Fabrication — 1.3%
Precision Castparts Corp.	87,445	18,074,007

Oil Companies-Exploration & Production — 4.8%
Cabot Oil & Gas Corp.	123,030	4,160,875
Encana Corp.	3,105,557	44,129,965
EOG Resources, Inc.	71,480	7,072,946
Ultra Petroleum Corp.†	770,440	13,120,593

		68,484,379

Pharmacy Services — 3.9%
Express Scripts Holding Co.†	637,170	55,051,488

Power Converter/Supply Equipment — 0.4%
Schneider Electric SE(1)	78,160	5,828,478

Real Estate Operations & Development — 0.2%
Brookfield Asset Management, Inc., Class A	63,176	3,402,028

Retail-Automobile — 3.0%
CarMax, Inc.†	628,192	42,786,157

Retail-Discount — 1.1%
Costco Wholesale Corp.	104,242	14,911,818

Retail-Jewelry — 1.0%
Cie Financiere Richemont SA(1)	164,110	14,650,586

Storage/Warehousing — 0.1%
Wesco Aircraft Holdings, Inc.†	86,990	1,364,003

Transport-Services — 1.4%
Kuehne & Nagel International AG(1)	127,378	19,150,974

Travel Services — 0.1%
Liberty TripAdvisor Holdings, Inc. Class A†	45,248	1,344,318

Web Portals/ISP — 5.8%
Google, Inc., Class A†	75,828	41,612,131
Google, Inc., Class C†	76,036	40,857,264

		82,469,395

Total Long-Term Investment Securities (cost $891,173,775)		1,344,950,367

SHORT-TERM INVESTMENT SECURITIES — 5.1%
Commercial Paper — 5.1%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.14% due 05/04/2015	$20,000,000	19,999,658
Barclays U.S. Funding LLC 0.13% due 05/01/2015	52,115,000	52,115,000

Total Short-Term Investment Securities (cost $72,114,767)		72,114,658

TOTAL INVESTMENTS (cost $963,288,542)(2)	99.9%	1,417,065,025
Other assets less liabilities	0.1	879,211

NET ASSETS	100.0%	$1,417,944,236

†	Non-income producing security
(1)	Security was valued using fair value procedures at April 30, 2015. The aggregate value of these securities was $98,786,046 representing 7.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2015 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Brewery	$—	$12,214,836	$—	$12,214,836
Building Products-Cement	—	27,639,471	—	27,639,471
Commercial Services-Finance	9,921,730	3,299,300	—	13,221,030
Diversified Financial Services	—	13,255,051	—	13,255,051
Home Decoration Products	—	2,747,350	—	2,747,350
Power Converter/Supply Equipment	—	5,828,478	—	5,828,478
Retail-Jewelry	—	14,650,586	—	14,650,586
Transport-Services	—	19,150,974	—	19,150,974
Other Industries	1,236,242,591	—	—	1,236,242,591
Short-Term Investment Securities	—	72,114,658	—	72,114,658

Total Investments at Value	$1,246,164,321	$170,900,704	$—	$1,417,065,025

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

“Dogs” of Wall Street Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2015 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.5%
Advertising Agencies — 3.1%
Omnicom Group, Inc.	131,736	$9,980,319

Aerospace/Defense — 6.2%
Lockheed Martin Corp.	51,912	9,686,779
Raytheon Co.	95,372	9,918,688

		19,605,467

Beverages-Non-alcoholic — 6.5%
Coca-Cola Co.	252,850	10,255,596
PepsiCo, Inc.	107,896	10,263,067

		20,518,663

Computer Services — 3.5%
International Business Machines Corp.	64,242	11,004,012

Consumer Products-Misc. — 6.5%
Clorox Co.	93,471	9,917,273
Kimberly-Clark Corp.	96,872	10,625,890

		20,543,163

Cosmetics & Toiletries — 3.1%
Procter & Gamble Co.	125,359	9,967,294

Data Processing/Management — 3.2%
Paychex, Inc.	211,539	10,236,372

Distribution/Wholesale — 6.6%
Fastenal Co.	253,095	10,786,909
Genuine Parts Co.	111,609	10,028,068

		20,814,977

Diversified Manufacturing Operations — 6.6%
3M Co.	62,907	9,838,026
General Electric Co.	413,416	11,195,305

		21,033,331

Electric Products-Misc. — 3.4%
Emerson Electric Co.	182,660	10,745,888

Food-Misc./Diversified — 6.3%
General Mills, Inc.	183,465	10,152,953
Kellogg Co.	157,653	9,984,165

		20,137,118

Machinery-Construction & Mining — 3.5%
Caterpillar, Inc.	127,743	11,098,312

Machinery-Farming — 3.3%
Deere & Co.	117,652	10,649,859

Medical Products — 3.3%
Baxter International, Inc.	151,680	10,426,483

Medical-Drugs — 9.9%
Johnson & Johnson	104,980	10,414,016
Merck & Co., Inc.	182,053	10,843,077
Pfizer, Inc.	301,909	10,243,772

		31,500,865

Oil Companies-Integrated — 6.8%
Chevron Corp.	97,361	10,812,913
Exxon Mobil Corp.	122,281	10,683,691

		21,496,604

Retail-Discount — 3.2%
Wal-Mart Stores, Inc.	128,532	10,031,923

Retail-Restaurants — 3.3%
McDonald’s Corp.	108,120	10,438,986

Telephone-Integrated — 3.3%
Verizon Communications, Inc.	209,748	10,579,689

Tobacco — 3.3%
Lorillard, Inc.	149,352	10,433,731

Toys — 3.6%
Hasbro, Inc.	162,273	11,487,306

Total Long-Term Investment Securities (cost $284,497,627)		312,730,362

REPURCHASE AGREEMENTS — 1.4%
State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $4,484,000)	$4,484,000	4,484,000

TOTAL INVESTMENTS (cost $288,981,627)(2)	99.9%	317,214,362
Other assets less liabilities	0.1	368,254

NET ASSETS	100.0%	$317,582,616

(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2015 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$312,730,362	$—	$—	$312,730,362
Repurchase Agreements	—	4,484,000	—	4,484,000

Total Investments at Value	$312,730,362	$4,484,000	$—	$317,214,362

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Alliance Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2015 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 94.0%
Aerospace/Defense — 1.5%
Rockwell Collins, Inc.	75,110	$7,310,456

Agricultural Chemicals — 0.6%
Monsanto Co.	27,912	3,180,852

Airlines — 1.3%
Alaska Air Group, Inc.	96,004	6,150,016

Applications Software — 0.8%
ServiceNow, Inc.†	49,875	3,733,642

Athletic Footwear — 2.5%
NIKE, Inc., Class B	123,613	12,217,909

Auto/Truck Parts & Equipment-Original — 1.6%
Mobileye NV†	177,921	7,981,536

Beverages-Non-alcoholic — 2.7%
Monster Beverage Corp.†	96,221	13,192,861

Cable/Satellite TV — 1.7%
Comcast Corp., Class A	142,172	8,211,855

Computer Aided Design — 2.0%
ANSYS, Inc.†	77,878	6,685,047
Aspen Technology, Inc.†	75,382	3,346,207

		10,031,254

Computers — 6.4%
Apple, Inc.	253,143	31,680,846

Cosmetics & Toiletries — 0.6%
Estee Lauder Cos., Inc., Class A	37,228	3,026,264

Dental Supplies & Equipment — 0.6%
Align Technology, Inc.†	48,251	2,839,089

Diagnostic Equipment — 1.6%
Danaher Corp.	97,343	7,970,445

E-Commerce/Services — 2.5%
GrubHub, Inc.†	70,940	2,920,600
Priceline Group, Inc.†	7,708	9,541,039

		12,461,639

Electric Products-Misc. — 0.7%
AMETEK, Inc.	64,593	3,385,965

Electronic Components-Semiconductors — 2.2%
Altera Corp.	80,410	3,351,489
NVIDIA Corp.	330,636	7,338,466

		10,689,955

Electronic Connectors — 1.2%
Amphenol Corp., Class A	107,844	5,971,322

Filtration/Separation Products — 1.1%
Pall Corp.	57,737	5,618,965

Finance-Credit Card — 3.7%
Visa, Inc., Class A	274,416	18,125,177

Finance-Other Services — 1.8%
Intercontinental Exchange, Inc.	40,404	9,071,910

Human Resources — 0.6%
Robert Half International, Inc.	52,190	2,893,936

Industrial Audio & Video Products — 0.4%
GoPro, Inc., Class A†	36,168	1,811,293

Instruments-Controls — 0.8%
Mettler-Toledo International, Inc.†	12,097	3,834,870

Internet Content-Entertainment — 4.8%
Facebook, Inc., Class A†	230,552	18,160,581
Twitter, Inc.†	146,150	5,694,004

		23,854,585

Internet Content-Information/News — 0.8%
LinkedIn Corp., Class A†	14,782	3,726,986

Internet Infrastructure Software — 0.8%
F5 Networks, Inc.†	32,414	3,955,156

Investment Management/Advisor Services — 1.8%
Affiliated Managers Group, Inc.†	20,584	4,654,660
BlackRock, Inc.	11,940	4,345,444

		9,000,104

Lighting Products & Systems — 0.8%
Acuity Brands, Inc.	24,140	4,030,173

Machinery-General Industrial — 1.2%
Wabtec Corp.	62,100	5,840,505

Medical Instruments — 3.2%
Intuitive Surgical, Inc.†	31,445	15,596,091

Medical-Biomedical/Gene — 7.8%
Biogen, Inc.†	50,509	18,886,830
Gilead Sciences, Inc.†	137,898	13,860,128
Illumina, Inc.†	31,870	5,872,048

		38,619,006

Medical-Drugs — 1.2%
Quintiles Transnational Holdings, Inc.†	88,594	5,836,573

Medical-HMO — 3.8%
UnitedHealth Group, Inc.	165,760	18,465,664

Medical-Outpatient/Home Medical — 0.7%
Premier, Inc., Class A†	92,782	3,516,438

Multimedia — 3.4%
Walt Disney Co.	151,989	16,524,244

Recreational Vehicles — 1.1%
Polaris Industries, Inc.	40,720	5,577,011

Retail-Auto Parts — 1.0%
O’Reilly Automotive, Inc.†	22,494	4,899,868

Retail-Building Products — 3.2%
Home Depot, Inc.	148,611	15,898,405

Retail-Discount — 2.6%
Costco Wholesale Corp.	60,987	8,724,190
Dollar Tree, Inc.†	55,790	4,262,914

		12,987,104

Retail-Drug Store — 3.8%
CVS Health Corp.	188,989	18,764,718

Retail-Perfume & Cosmetics — 0.8%
Ulta Salon Cosmetics & Fragrance, Inc.†	27,516	4,157,392

Retail-Restaurants — 2.8%
Starbucks Corp.	273,172	13,543,868

Semiconductor Components-Integrated Circuits — 1.6%
Linear Technology Corp.	172,683	7,965,867

Telecom Services — 1.5%
Level 3 Communications, Inc.†	128,130	7,167,592

Tobacco — 1.0%
Philip Morris International, Inc.	57,533	4,802,280

Transport-Truck — 0.7%
J.B. Hunt Transport Services, Inc.	40,200	3,505,440

Vitamins & Nutrition Products — 1.5%
Mead Johnson Nutrition Co.	75,037	7,197,549

Web Portals/ISP — 3.2%
Google, Inc., Class A†	7,795	4,277,662
Google, Inc., Class C†	21,748	11,685,820

		15,963,482

Total Long-Term Investment Securities (cost $369,122,107)		462,788,158

SHORT-TERM INVESTMENT SECURITIES — 7.2%
Time Deposits — 7.2%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 05/01/2015 (cost $35,441,000)	$35,441,000	35,441,000

TOTAL INVESTMENTS (cost $404,563,107)(1)	101.2%	498,229,158
Liabilities in excess of other assets	(1.2)	(6,148,991)

NET ASSETS	100.0%	$492,080,167

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2015 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$462,788,158	$—	$—	$462,788,158
Short-Term Investment Securities	—	35,441,000	—	35,441,000

Total Investments at Value	$462,788,158	$35,441,000	$—	$498,229,158

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Capital Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2015 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 96.9%
Advertising Agencies — 1.0%
Interpublic Group of Cos., Inc.	45,170	$941,343

Aerospace/Defense — 1.0%
Raytheon Co.	9,100	946,400

Aerospace/Defense-Equipment — 1.3%
United Technologies Corp.	10,804	1,228,955

Apparel Manufacturers — 1.5%
Hanesbrands, Inc.	29,109	904,708
Under Armour, Inc., Class A†	7,460	578,523

		1,483,231

Applications Software — 3.4%
Intuit, Inc.	16,440	1,649,425
salesforce.com, Inc.†	22,500	1,638,450

		3,287,875

Athletic Footwear — 1.5%
NIKE, Inc., Class B	14,960	1,478,646

Auto-Cars/Light Trucks — 0.8%
Tesla Motors, Inc.†	3,637	822,144

Auto/Truck Parts & Equipment-Original — 0.9%
Delphi Automotive PLC	10,340	858,220

Beverages-Non-alcoholic — 4.0%
Coca-Cola Enterprises, Inc.	28,934	1,284,959
PepsiCo, Inc.	27,880	2,651,946

		3,936,905

Building Products-Cement — 1.0%
Martin Marietta Materials, Inc.	6,540	932,931

Cable/Satellite TV — 1.9%
Comcast Corp., Class A	32,673	1,887,192

Chemicals-Diversified — 1.0%
Dow Chemical Co.	19,180	978,180

Computer Data Security — 0.9%
Fortinet, Inc.†	24,222	914,138

Computer Services — 2.0%
Accenture PLC, Class A	9,880	915,382
Cognizant Technology Solutions Corp., Class A†	18,140	1,061,916

		1,977,298

Computer Software — 0.9%
Akamai Technologies, Inc.†	12,230	902,329

Computers — 7.5%
Apple, Inc.	58,906	7,372,086

Cosmetics & Toiletries — 1.4%
Estee Lauder Cos., Inc., Class A	17,320	1,407,943

Diagnostic Equipment — 1.1%
Danaher Corp.	13,630	1,116,024

E-Commerce/Products — 2.5%
Amazon.com, Inc.†	5,841	2,463,617

E-Commerce/Services — 1.7%
Priceline Group, Inc.†	1,375	1,701,989

Electronic Components-Semiconductors — 0.6%
Avago Technologies, Ltd.	5,218	609,880

Electronic Forms — 1.1%
Adobe Systems, Inc.†	13,450	1,023,007

Electronic Security Devices — 1.2%
Tyco International PLC	29,664	1,168,168

Enterprise Software/Service — 2.3%
Oracle Corp.	52,430	2,286,997

Finance-Credit Card — 2.6%
Visa, Inc., Class A	38,760	2,560,098

Finance-Other Services — 1.3%
Intercontinental Exchange, Inc.	5,509	1,236,936

Food-Misc./Diversified — 2.6%
ConAgra Foods, Inc.	30,752	1,111,685
Mondelez International, Inc., Class A	37,419	1,435,767

		2,547,452

Industrial Gases — 0.9%
Praxair, Inc.	7,510	915,694

Instruments-Controls — 1.9%
Honeywell International, Inc.	18,700	1,887,204

Insurance Brokers — 1.2%
Marsh & McLennan Cos., Inc.	21,692	1,218,223

Internet Content-Entertainment — 2.7%
Facebook, Inc., Class A†	33,251	2,619,181

Internet Content-Information/News — 1.1%
LinkedIn Corp., Class A†	4,210	1,061,467

Investment Management/Advisor Services — 2.1%
Ameriprise Financial, Inc.	7,253	908,656
BlackRock, Inc.	3,180	1,157,329

		2,065,985

Medical Instruments — 1.0%
Boston Scientific Corp.†	56,440	1,005,761

Medical-Biomedical/Gene — 7.5%
Alexion Pharmaceuticals, Inc.†	6,580	1,113,533
Biogen, Inc.†	4,263	1,594,064
Celgene Corp.†	11,991	1,295,748
Illumina, Inc.†	5,205	959,021
Regeneron Pharmaceuticals, Inc.†	2,605	1,191,683
Vertex Pharmaceuticals, Inc.†	9,472	1,167,708

		7,321,757

Medical-Drugs — 2.2%
Bristol-Myers Squibb Co.	19,860	1,265,678
Mallinckrodt PLC†	7,804	883,257

		2,148,935

Medical-Generic Drugs — 1.7%
Actavis PLC†	5,975	1,690,088

Medical-HMO — 0.9%
UnitedHealth Group, Inc.	8,210	914,594

Medical-Wholesale Drug Distribution — 1.6%
McKesson Corp.	7,060	1,577,204

Metal Processors & Fabrication — 1.3%
Precision Castparts Corp.	6,101	1,261,016

Oil Companies-Exploration & Production — 1.5%
EOG Resources, Inc.	14,630	1,447,638

Oil-Field Services — 2.1%
Schlumberger, Ltd.	21,450	2,029,384

Pipelines — 1.0%
Kinder Morgan, Inc.	22,546	968,351

Real Estate Investment Trusts — 1.3%
American Tower Corp.	12,986	1,227,567

Retail-Building Products — 2.3%
Home Depot, Inc.	20,940	2,240,161

Retail-Discount — 2.0%
Dollar General Corp.	11,710	851,434
Dollar Tree, Inc.†	14,255	1,089,225

		1,940,659

Retail-Drug Store — 1.3%
CVS Health Corp.	13,030	1,293,749

Retail-Perfume & Cosmetics — 1.1%
Ulta Salon Cosmetics & Fragrance, Inc.†	7,300	1,102,957

Telephone-Integrated — 2.5%
Verizon Communications, Inc.	49,453	2,494,409

Television — 2.1%
AMC Networks, Inc., Class A†	10,513	793,101
CBS Corp., Class B	20,584	1,278,884

		2,071,985

Transport-Services — 1.0%
FedEx Corp.	5,980	1,014,029

Web Portals/ISP — 3.6%
Google, Inc., Class A†	3,240	1,778,015
Google, Inc., Class C†	3,249	1,745,760

		3,523,775

Total Long-Term Investment Securities (cost $80,321,988)		95,111,757

SHORT-TERM INVESTMENT SECURITIES — 3.1%
Time Deposits — 3.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 05/01/2015 (cost $3,034,000)	3,034,000	3,034,000

TOTAL INVESTMENTS (cost $83,355,988) (1)	100.0%	98,145,757
Other assets less liabilities	0.0	39,654

NET ASSETS	100.0%	$98,185,411

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as April 30, 2015:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$95,111,757	$—	$—	$95,111,757
Short-Term Investment Securities	—	3,034,000	—	3,034,000

Total Investments at Value	$95,111,757	$3,034,000	$—	$98,145,757

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

MFS Massachusetts Investors Trust Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2015 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.2%
Aerospace/Defense-Equipment — 2.0%
United Technologies Corp.	208,479	$23,714,486

Agricultural Chemicals — 0.6%
Monsanto Co.	62,411	7,112,358

Apparel Manufacturers — 0.9%
VF Corp.	154,725	11,206,732

Applications Software — 0.7%
Citrix Systems, Inc.†	127,162	8,540,200

Athletic Footwear — 0.6%
NIKE, Inc., Class B	75,852	7,497,212

Auto/Truck Parts & Equipment-Original — 0.4%
Delphi Automotive PLC	55,513	4,607,579

Banks-Fiduciary — 0.6%
State Street Corp.	93,164	7,184,808

Banks-Super Regional — 2.0%
Wells Fargo & Co.	435,069	23,972,302

Beverages-Wine/Spirits — 1.8%
Diageo PLC(1)	294,079	8,168,007
Pernod Ricard SA(1)	108,999	13,529,808

		21,697,815

Cable/Satellite TV — 1.8%
Comcast Corp., Class A	378,431	21,858,175

Chemicals-Specialty — 1.0%
W.R. Grace & Co.†	121,769	11,777,498

Coatings/Paint — 1.1%
Sherwin-Williams Co.	46,345	12,883,910

Commercial Services-Finance — 1.6%
MasterCard, Inc., Class A	210,297	18,970,892

Computer Services — 3.3%
Accenture PLC, Class A	206,411	19,123,979
Cognizant Technology Solutions Corp., Class A†	347,539	20,344,933

		39,468,912

Computers — 1.9%
Apple, Inc.	107,544	13,459,132
Hewlett-Packard Co.	294,104	9,696,609

		23,155,741

Computers-Memory Devices — 2.0%
EMC Corp.	879,867	23,677,221

Consulting Services — 0.3%
Gartner, Inc.†	37,089	3,077,645

Containers-Metal/Glass — 1.2%
Crown Holdings, Inc.†	272,156	14,767,185

Cosmetics & Toiletries — 2.0%
Colgate-Palmolive Co.	169,103	11,377,250
Procter & Gamble Co.	162,538	12,923,396

		24,300,646

Data Processing/Management — 1.5%
Fidelity National Information Services, Inc.	295,323	18,454,734

Diagnostic Equipment — 2.7%
Danaher Corp.	396,295	32,448,635

Distribution/Wholesale — 1.2%
WW Grainger, Inc.	60,021	14,911,017

Diversified Banking Institutions — 7.6%
Bank of America Corp.	1,294,906	20,627,853
Goldman Sachs Group, Inc.	115,283	22,643,887
JPMorgan Chase & Co.	575,005	36,374,816
Morgan Stanley	289,783	10,811,804

		90,458,360

Electric-Integrated — 1.4%
American Electric Power Co., Inc.	134,720	7,661,527
CMS Energy Corp.	262,282	8,899,228

		16,560,755

Electronic Components-Semiconductors — 1.7%
Altera Corp.	89,034	3,710,937
Microchip Technology, Inc.	353,490	16,845,566

		20,556,503

Engineering/R&D Services — 0.6%
Fluor Corp.	122,522	7,368,473

Finance-Credit Card — 4.5%
American Express Co.	300,123	23,244,526
Visa, Inc., Class A	461,036	30,451,428

		53,695,954

Finance-Other Services — 1.1%
NASDAQ OMX Group, Inc.	269,465	13,104,083

Food-Misc./Diversified — 2.9%
Danone SA(1)	202,293	14,624,969
General Mills, Inc.	88,841	4,916,461
Mondelez International, Inc., Class A	408,563	15,676,562

		35,217,992

Home Decoration Products — 1.4%
Newell Rubbermaid, Inc.	445,787	16,997,858

Industrial Gases — 0.8%
Praxair, Inc.	73,333	8,941,493

Instruments-Controls — 1.7%
Honeywell International, Inc.	200,382	20,222,551

Instruments-Scientific — 1.7%
Thermo Fisher Scientific, Inc.	160,596	20,183,705

Insurance-Multi-line — 0.8%
ACE, Ltd.	89,611	9,587,481

Investment Management/Advisor Services — 1.6%
BlackRock, Inc.	53,843	19,595,621

Medical Instruments — 1.4%
Medtronic PLC	110,961	8,261,046
St. Jude Medical, Inc.	128,880	9,028,044

		17,289,090

Medical Products — 0.9%
Stryker Corp.	117,835	10,869,100

Medical-Drugs — 8.1%
Abbott Laboratories	241,296	11,200,960
Bristol-Myers Squibb Co.	208,359	13,278,719
Eli Lilly & Co.	178,294	12,813,990
Endo International PLC†	145,876	12,263,066
Johnson & Johnson	241,917	23,998,166

Valeant Pharmaceuticals International, Inc.†	109,848	23,829,327

		97,384,228

Medical-Generic Drugs — 1.1%
Actavis PLC†	44,852	12,686,837

Medical-Wholesale Drug Distribution — 1.1%
McKesson Corp.	60,001	13,404,223

Metal Processors & Fabrication — 1.2%
Precision Castparts Corp.	67,663	13,985,266

Multimedia — 5.0%
Time Warner, Inc.	240,927	20,336,648
Twenty-First Century Fox, Inc., Class A	397,119	13,533,816
Walt Disney Co.	243,424	26,465,057

		60,335,521

Oil Companies-Exploration & Production — 3.5%
EOG Resources, Inc.	214,685	21,243,081
Noble Energy, Inc.	239,243	12,134,405
Occidental Petroleum Corp.	113,394	9,082,859

		42,460,345

Oil Field Machinery & Equipment — 1.4%
Cameron International Corp.†	187,216	10,263,181
National Oilwell Varco, Inc.	124,519	6,775,079

		17,038,260

Oil-Field Services — 1.5%
Schlumberger, Ltd.	183,292	17,341,256

Real Estate Investment Trusts — 1.8%
American Tower Corp.	229,365	21,681,873

Retail-Apparel/Shoe — 1.9%
L Brands, Inc.	107,377	9,595,209
Ross Stores, Inc.	129,762	12,830,866

		22,426,075

Retail-Auto Parts — 0.4%
AutoZone, Inc.†	6,976	4,692,476

Retail-Bedding — 1.0%
Bed Bath & Beyond, Inc.†	172,748	12,171,824

Retail-Discount — 1.0%
Target Corp.	146,933	11,582,728

Retail-Regional Department Stores — 1.2%
Kohl’s Corp.	195,253	13,989,877

Retail-Restaurants — 0.8%
McDonald’s Corp.	100,173	9,671,703

Textile-Apparel — 0.9%
LVMH Moet Hennessy Louis Vuitton SE(1)	59,886	10,471,451

Transport-Rail — 1.3%
Canadian National Railway Co.	232,334	14,990,190

Transport-Services — 0.8%
United Parcel Service, Inc., Class B	89,558	9,003,266

Web Portals/ISP — 2.9%
Google, Inc., Class A†	35,890	19,695,355
Google, Inc., Class C†	28,801	15,475,845

		35,171,200

Total Common Stocks (cost $956,642,216)		1,176,423,321

CONVERTIBLE PREFERRED SECURITIES — 0.2%
Electric-Integrated — 0.2%
Exelon Corp. 6.50% (cost $2,619,195)	51,771	2,550,757

Total Long-Term Investment Securities (cost $959,261,411)		1,178,974,078

SHORT-TERM INVESTMENT SECURITIES — 1.8%
Commercial Paper — 0.6%
HSBC Americas, Inc. 0.01% due 05/01/2015	$7,131,000	7,131,000

Time Deposits — 1.2%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 05/01/2015	13,765,000	13,765,000

Total Short-Term Investment Securities (cost $20,896,000)		20,896,000

TOTAL INVESTMENTS (cost $980,157,411) (2)	100.2%	1,199,870,078
Liabilities in excess of other assets	(0.2)	(1,927,998)

NET ASSETS	100.0%	$1,197,942,080

†	Non-income producing security
(1)	Security was valued using fair value procedures at April 30, 2015. The aggregate value of these securities was $46,794,235 representing 3.9% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2015 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Beverages-Wine/Spirits	$—	$21,697,815	$—	$21,697,815
Food-Misc./Diversified	20,593,023	14,624,969	—	35,217,992
Textile-Apparel	—	10,471,451	—	10,471,451
Other Industries	1,109,036,063	—	—	1,109,036,063
Convertible Preferred Securities	2,550,757	—	—	2,550,757
Short-Term Investment Securities	—	20,896,000	—	20,896,000

Total Investments at Value	$1,132,179,843	$67,690,235	$—	$1,199,870,078

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Fundamental Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2015 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 96.7%
Advertising Agencies — 1.5%
Alliance Data Systems Corp.†	11,910	$3,540,962

Aerospace/Defense — 0.7%
Northrop Grumman Corp.	11,220	1,728,329

Airlines — 0.9%
Delta Air Lines, Inc.	48,210	2,152,094

Apparel Manufacturers — 1.6%
Under Armour, Inc., Class A†	50,129	3,887,504

Applications Software — 2.9%
salesforce.com, Inc.†	61,122	4,450,904
ServiceNow, Inc.†	35,100	2,627,586

		7,078,490

Athletic Equipment — 1.7%
Jarden Corp.†	78,570	4,021,213

Athletic Footwear — 1.7%
NIKE, Inc., Class B	40,740	4,026,742

Audio/Video Products — 0.2%
Harman International Industries, Inc.	4,650	606,267

Auto/Truck Parts & Equipment-Original — 0.8%
Delphi Automotive PLC	23,560	1,955,480

Beverages-Wine/Spirits — 1.8%
Constellation Brands, Inc., Class A	37,000	4,289,780

Building Products-Cement — 1.3%
Vulcan Materials Co.	38,090	3,257,457

Building-Heavy Construction — 1.2%
SBA Communications Corp., Class A†	25,910	3,000,896

Cable/Satellite TV — 1.9%
Liberty Global PLC, Class C†	91,808	4,631,714

Chemicals-Specialty — 0.2%
Platform Specialty Products Corp.†	21,709	584,840

Commercial Services-Finance — 2.0%
McGraw Hill Financial, Inc.	46,980	4,900,014

Computer Software — 1.7%
Akamai Technologies, Inc.†	55,500	4,094,790

Computers — 7.9%
Apple, Inc.	153,208	19,173,981

Computers-Memory Devices — 0.6%
Western Digital Corp.	15,240	1,489,558

Diversified Manufacturing Operations — 1.0%
Ingersoll-Rand PLC	35,890	2,362,998

E-Commerce/Products — 3.4%
Amazon.com, Inc.†	19,377	8,172,831

Electronic Components-Misc. — 1.4%
TE Connectivity, Ltd.	52,380	3,485,889

Electronic Components-Semiconductors — 0.9%
Micron Technology, Inc.†	74,000	2,081,620

Enterprise Software/Service — 1.4%
Workday, Inc., Class A†	37,060	3,380,243

Finance-Credit Card — 3.0%
Visa, Inc., Class A	109,200	7,212,660

Finance-Investment Banker/Broker — 1.4%
Raymond James Financial, Inc.	60,280	3,407,628

Finance-Other Services — 1.4%
Intercontinental Exchange, Inc.	14,651	3,289,589

Hotels/Motels — 1.5%
Hilton Worldwide Holdings, Inc.†	126,800	3,672,128

Internet Application Software — 0.8%
Splunk, Inc.†	29,490	1,956,514

Internet Content-Entertainment — 2.9%
Facebook, Inc., Class A†	90,070	7,094,814

Internet Content-Information/News — 1.4%
LinkedIn Corp., Class A†	13,700	3,454,181

Investment Management/Advisor Services — 1.4%
Affiliated Managers Group, Inc.†	14,938	3,377,930

Machinery-General Industrial — 1.2%
Wabtec Corp.	30,070	2,828,083

Medical-Biomedical/Gene — 6.8%
Biogen Idec, Inc.†	12,880	4,816,218
Celgene Corp.†	10,670	1,153,000
Gilead Sciences, Inc.	18,288	1,838,127
Medivation, Inc.†	11,270	1,360,740
Regeneron Pharmaceuticals, Inc.†	9,560	4,373,318
Vertex Pharmaceuticals, Inc.†	23,280	2,869,958

		16,411,361

Medical-Drugs — 6.7%
Bristol-Myers Squibb Co.	62,080	3,956,358
Eli Lilly & Co.	25,910	1,862,152
Endo International PLC†	47,120	3,961,143
Shire PLC ADR	13,020	3,170,500
Zoetis, Inc.	74,000	3,287,080

		16,237,233

Medical-Generic Drugs — 0.5%
Perrigo Co. PLC	7,220	1,323,282

Medical-HMO — 0.9%
UnitedHealth Group, Inc.	20,780	2,314,892

Medical-Wholesale Drug Distribution — 2.1%
McKesson Corp.	22,360	4,995,224

Multimedia — 2.9%
Time Warner, Inc.	34,230	2,889,354
Walt Disney Co.	37,830	4,112,878

		7,002,232

Networking Products — 1.5%
Palo Alto Networks, Inc.†	23,886	3,528,440

Oil Companies-Exploration & Production — 2.3%
Concho Resources, Inc.†	25,430	3,220,964
Pioneer Natural Resources Co.	13,280	2,294,518

		5,515,482

Oil Refining & Marketing — 1.0%
Cheniere Energy, Inc.†	32,700	2,501,223

Oil-Field Services — 1.5%
Schlumberger, Ltd.	37,530	3,550,713

Real Estate Management/Services — 1.1%
CBRE Group, Inc., Class A†	68,580	2,629,357

Real Estate Operations & Development — 0.8%
Howard Hughes Corp.†	13,430	1,993,952

Retail-Apparel/Shoe — 1.3%
lululemon athletica, Inc.†	48,220	3,068,721

Retail-Building Products — 2.0%
Home Depot, Inc.	45,400	4,856,892

Retail-Jewelry — 0.8%
Signet Jewelers, Ltd.	14,760	1,979,759

Retail-Mail Order — 0.7%
Williams-Sonoma, Inc.	24,010	1,765,455

Retail-Major Department Stores — 1.1%
TJX Cos., Inc.	42,680	2,754,567

Retail-Restaurants — 1.6%
Chipotle Mexican Grill, Inc.†	1,520	944,437
Starbucks Corp.	59,310	2,940,590

		3,885,027

Telecom Services — 1.8%
Level 3 Communications, Inc.†	76,080	4,255,915

Transport-Rail — 2.1%
Union Pacific Corp.	48,920	5,196,772

Transport-Truck — 0.8%
Old Dominion Freight Line, Inc.†	26,330	1,872,853

Web Portals/ISP — 2.7%
Google, Inc., Class A†	5,820	3,193,841
Google, Inc., Class C†	6,387	3,432,252

		6,626,093

Total Long-Term Investment Securities
(cost $209,725,570)		234,462,664

REPURCHASE AGREEMENTS — 2.8%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 04/30/2015, to be repurchased 05/01/2015 in the amount of $6,879,000 and collateralized by $7,170,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $7,021,430 (cost $6,879,000)	$6,879,000	6,879,000

TOTAL INVESTMENTS
(cost $216,604,570)(1)	99.5%	241,341,664
Other assets less liabilities	0.5	1,103,463

NET ASSETS	100.0%	$242,445,127

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as April 30, 2015:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$234,462,664	$—	$—	$234,462,664
Repurchase Agreements	—	6,879,000	—	6,879,000

Total Investments at Value	$234,462,664	$6,879,000	$—	$241,341,664

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2015 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.7%
Aerospace/Defense — 0.7%
General Dynamics Corp.	22,604	$3,103,981

Aerospace/Defense-Equipment — 1.3%
United Technologies Corp.	52,087	5,924,896

Agricultural Operations — 0.8%
Archer-Daniels-Midland Co.	71,582	3,498,928

Airlines — 1.5%
Delta Air Lines, Inc.	81,514	3,638,785
United Continental Holdings, Inc.†	56,416	3,370,292

		7,009,077

Applications Software — 3.8%
Citrix Systems, Inc.†	81,998	5,506,986
Intuit, Inc.	58,189	5,838,102
Microsoft Corp.	125,815	6,119,642

		17,464,730

Athletic Footwear — 0.8%
NIKE, Inc., Class B	35,840	3,542,426

Auto/Truck Parts & Equipment-Original — 0.7%
Lear Corp.	28,820	3,199,885

Beverages-Non-alcoholic — 1.0%
Coca-Cola Co.	78,117	3,168,426
PepsiCo, Inc.	16,409	1,560,824

		4,729,250

Building Products-Cement — 0.6%
Eagle Materials, Inc.	31,232	2,604,436

Building-Residential/Commercial — 0.6%
PulteGroup, Inc.	140,300	2,707,790

Cable/Satellite TV — 4.1%
Charter Communications, Inc., Class A†	25,991	4,861,877
Comcast Corp., Class A	137,105	7,919,185
Time Warner Cable, Inc.	37,697	5,862,637

		18,643,699

Chemicals-Diversified — 3.6%
Dow Chemical Co.	73,055	3,725,805
LyondellBasell Industries NV, Class A	73,845	7,644,434
PPG Industries, Inc.	21,941	4,861,248

		16,231,487

Coatings/Paint — 0.9%
Sherwin-Williams Co.	14,887	4,138,586

Commercial Services-Finance — 1.4%
FleetCor Technologies, Inc.†	40,469	6,511,057

Computer Aided Design — 1.1%
Aspen Technology, Inc.†	115,470	5,125,713

Computer Services — 3.0%
Accenture PLC, Class A	56,231	5,209,802
Cognizant Technology Solutions Corp., Class A†	108,642	6,359,903
International Business Machines Corp.	11,635	1,992,959

		13,562,664

Computers — 6.3%
Apple, Inc.	228,825	28,637,449

Computers-Memory Devices — 0.6%
Western Digital Corp.	29,119	2,846,091

Cosmetics & Toiletries — 1.1%
Colgate-Palmolive Co.	72,565	4,882,173

Cruise Lines — 1.7%
Carnival Corp.	57,409	2,524,274
Royal Caribbean Cruises, Ltd.	74,736	5,086,532

		7,610,806

Data Processing/Management — 0.8%
Fidelity National Information Services, Inc.	57,719	3,606,860

Diversified Manufacturing Operations — 1.0%
Textron, Inc.	101,569	4,467,005

E-Commerce/Products — 0.2%
Amazon.com, Inc.†	2,582	1,089,036

E-Commerce/Services — 1.5%
Priceline Group, Inc.†	5,642	6,983,724

Electric-Generation — 0.5%
AES Corp.	181,417	2,403,775

Electronic Components-Semiconductors — 2.8%
Avago Technologies, Ltd.	57,211	6,686,821
Broadcom Corp., Class A	137,633	6,084,067

		12,770,888

Engines-Internal Combustion — 1.1%
Cummins, Inc.	37,173	5,139,539

Enterprise Software/Service — 0.3%
Oracle Corp.	30,007	1,308,905

Entertainment Software — 1.4%
Electronic Arts, Inc.†	108,904	6,326,233

Finance-Credit Card — 2.3%
Discover Financial Services	83,095	4,817,017
Visa, Inc., Class A	87,039	5,748,926

		10,565,943

Food-Meat Products — 0.9%
Tyson Foods, Inc., Class A	105,349	4,161,286

Food-Misc./Diversified — 2.2%
General Mills, Inc.	101,361	5,609,318
Mondelez International, Inc., Class A	117,443	4,506,288

		10,115,606

Food-Retail — 1.0%
Kroger Co.	65,723	4,528,972

Instruments-Scientific — 0.9%
Thermo Fisher Scientific, Inc.	33,422	4,200,477

Insurance-Life/Health — 1.1%
Prudential Financial, Inc.	60,263	4,917,461

Insurance-Multi-line — 0.4%
MetLife, Inc.	39,916	2,047,292

Internet Content-Entertainment — 2.4%
Facebook, Inc., Class A†	137,316	10,816,381

Internet Content-Information/News — 1.2%
LinkedIn Corp., Class A†	22,342	5,633,088

Machinery-General Industrial — 0.8%
Roper Industries, Inc.	20,921	3,518,285

Medical Instruments — 0.6%
Edwards Lifesciences Corp.†	20,562	2,604,177

Medical-Biomedical/Gene — 6.5%
Alexion Pharmaceuticals, Inc.†	32,403	5,483,560
Biogen Idec, Inc.†	23,728	8,872,611
Celgene Corp.†	46,404	5,014,416
Gilead Sciences, Inc.†	50,449	5,070,629

Illumina, Inc.†	28,760	5,299,030

		29,740,246

Medical-Drugs — 3.0%
Bristol-Myers Squibb Co.	127,808	8,145,204
Merck & Co., Inc.	96,511	5,748,195

		13,893,399

Medical-HMO — 0.8%
Centene Corp.†	59,896	3,712,953

Medical-Hospitals — 0.5%
HCA Holdings, Inc.†	28,494	2,108,841

Medical-Wholesale Drug Distribution — 1.5%
McKesson Corp.	31,510	7,039,334

Metal Processors & Fabrication — 0.7%
Precision Castparts Corp.	14,970	3,094,149

Networking Products — 0.5%
Cisco Systems, Inc.	76,400	2,202,612

Oil Companies-Exploration & Production — 2.1%
Cabot Oil & Gas Corp.	116,327	3,934,179
EOG Resources, Inc.	58,688	5,807,178

		9,741,357

Oil Field Machinery & Equipment — 0.7%
Cameron International Corp.†	60,633	3,323,901

Oil Refining & Marketing — 1.4%
Marathon Petroleum Corp.	62,996	6,209,516

Oil-Field Services — 0.9%
Schlumberger, Ltd.	44,013	4,164,070

Real Estate Investment Trusts — 2.2%
Alexandria Real Estate Equities, Inc.	9,830	908,095
American Tower Corp.	53,106	5,020,110
Iron Mountain, Inc.	121,071	4,175,739

		10,103,944

Retail-Apparel/Shoe — 1.6%
American Eagle Outfitters, Inc.	157,482	2,505,539
Ross Stores, Inc.	48,422	4,787,967

		7,293,506

Retail-Auto Parts — 1.4%
AutoZone, Inc.†	9,669	6,503,950

Retail-Bedding — 1.2%
Bed Bath & Beyond, Inc.†	79,441	5,597,413

Retail-Consumer Electronics — 1.0%
Best Buy Co., Inc.	127,166	4,406,302

Retail-Drug Store — 1.3%
CVS Health Corp.	60,156	5,972,889

Retail-Regional Department Stores — 0.9%
Kohl’s Corp.	59,001	4,227,422

Retail-Restaurants — 1.9%
Brinker International, Inc.	39,987	2,214,080
Yum! Brands, Inc.	74,376	6,393,361

		8,607,441

Semiconductor Components-Integrated Circuits — 0.5%
QUALCOMM, Inc.	33,528	2,279,904

Telephone-Integrated — 1.9%
Verizon Communications, Inc.	172,571	8,704,481

Tobacco — 2.6%
Altria Group, Inc.	55,439	2,774,722
Lorillard, Inc.	31,740	2,217,357
Philip Morris International, Inc.	81,492	6,802,137

		11,794,216

Transport-Rail — 1.0%
Union Pacific Corp.	40,960	4,351,181

Transport-Services — 0.9%
FedEx Corp.	24,641	4,178,374

Web Portals/ISP — 2.7%
Google, Inc., Class A†	10,680	5,860,864
Google, Inc., Class C†	12,322	6,620,959

		12,481,823

Total Long-Term Investment Securities (cost $409,024,609)		450,913,281

SHORT-TERM INVESTMENT SECURITIES — 0.4%
Commercial Paper — 0.4%
HSBC Americas, Inc. 0.05% due 05/01/2015 (cost $1,962,000)	$1,962,000	1,962,000

TOTAL INVESTMENTS (cost $410,986,609) (1)	99.1%	452,875,281
Other assets less liabilities	0.9	4,172,587

NET ASSETS	100.0%	$457,047,868

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$450,913,281	$—	$—	$450,913,281
Short-Term Investment Securities	—	1,962,000	—	1,962,000

Total Investments at Value	$450,913,281	$1,962,000	$—	$452,875,281

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Real Estate Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2015 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 99.4%
Real Estate Investment Trusts — 97.1%
Alexandria Real Estate Equities, Inc.	173,771	$16,052,965
American Campus Communities, Inc.	275,400	11,054,556
American Realty Capital Properties, Inc.	573,300	5,176,899
Ashford Hospitality Prime, Inc.	227,695	3,565,704
AvalonBay Communities, Inc.	32,525	5,345,159
Boston Properties, Inc.	183,642	24,297,673
Camden Property Trust	127,700	9,587,716
Cedar Realty Trust, Inc.	595,881	4,165,208
CoreSite Realty Corp.	132,100	6,351,368
Corrections Corp. of America	94,825	3,488,612
Cousins Properties, Inc.	591,100	5,757,314
DCT Industrial Trust, Inc.	317,825	10,500,938
Digital Realty Trust, Inc.	208,400	13,214,644
Duke Realty Corp.	611,600	12,115,796
Equity LifeStyle Properties, Inc.	2,500	132,050
Equity Residential	69,254	5,115,100
Essex Property Trust, Inc.	90,713	20,133,750
Extra Space Storage, Inc.	231,400	15,256,202
Federal Realty Investment Trust	81,559	10,901,992
FelCor Lodging Trust, Inc.	1,131,572	12,571,765
General Growth Properties, Inc.	148,200	4,060,680
Gramercy Property Trust, Inc.	148,525	4,060,674
HCP, Inc.	484,555	19,522,721
Health Care REIT, Inc.	50,414	3,630,816
Host Hotels & Resorts, Inc.	263,387	5,304,614
Inland Real Estate Corp.	73,375	755,029
Kite Realty Group Trust	241,334	6,322,951
Lexington Realty Trust	306,028	2,836,880
Macerich Co.	68,100	5,567,856
Medical Properties Trust, Inc.	311,790	4,358,824
New York REIT, Inc.	239,400	2,365,272
Outfront Media, Inc.	88,269	2,535,086
Piedmont Office Realty Trust, Inc., Class A	48,200	842,536
Prologis, Inc.	108,267	4,352,333
Public Storage	60,142	11,301,283
Ramco-Gershenson Properties Trust	112,900	1,973,492
Realty Income Corp.	109,000	5,119,730
RLJ Lodging Trust	329,700	9,782,199
Sabra Health Care REIT, Inc.	246,365	7,361,386
Senior Housing Properties Trust	268,847	5,503,298
Simon Property Group, Inc.	198,769	36,074,586
SL Green Realty Corp.	139,067	17,016,238
STORE Capital Corp.	244,100	5,126,100
Sun Communities, Inc.	107,400	6,665,244
Sunstone Hotel Investors, Inc.	97,003	1,511,307
Taubman Centers, Inc.	134,700	9,699,747
Terreno Realty Corp.	174,536	3,714,126
UDR, Inc.	423,400	13,874,818
Urban Edge Properties	431,150	9,756,924
Ventas, Inc.	156,845	10,806,620
Vornado Realty Trust	18,000	1,862,820
WP Carey, Inc.	126,281	8,016,318
WP GLIMCHER, Inc.	342,134	5,132,010

		431,599,929

Real Estate Operations & Development — 2.3%
Forest City Enterprises, Inc., Class A†	424,591	10,088,282

Total Long-Term Investment Securities (cost $408,645,374)		441,688,211

SHORT-TERM INVESTMENT SECURITIES — 1.3%
Time Deposits — 1.3%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 05/01/2015 (cost $5,915,000)	$5,915,000	5,915,000

TOTAL INVESTMENTS (cost $414,560,374)(1)	100.7%	447,603,211
Liabilities in excess of other assets	(0.7)	(3,271,932)

NET ASSETS	100.0%	$444,331,279

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2015 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$441,688,211	$—	$—	$441,688,211
Short-Term Investment Securities	—	5,915,000	—	5,915,000

Total Investments at Value	$441,688,211	$5,915,000	$—	$447,603,211

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2015 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 90.7%
Aerospace/Defense-Equipment — 2.0%
AAR Corp.	360,100	$10,889,424

Agricultural Operations — 0.7%
GrainCorp., Ltd., Class A(1)	450,000	3,513,347

Airlines — 0.4%
SkyWest, Inc.	169,800	2,317,770

Auto-Truck Trailers — 1.9%
Wabash National Corp.†	724,400	10,156,088

Banks-Commercial — 2.0%
Chemical Financial Corp.	222,300	6,869,070
OFG Bancorp	96,300	1,356,867
Peoples Bancorp, Inc.	43,800	1,015,722
TrustCo Bank Corp. NY	236,000	1,574,120

		10,815,779

Batteries/Battery Systems — 1.9%
EnerSys	148,400	10,076,360

Building & Construction Products-Misc. — 2.3%
Drew Industries, Inc.†	95,100	5,389,317
Gibraltar Industries, Inc.†	235,300	3,896,568
Simpson Manufacturing Co., Inc.	104,000	3,409,120

		12,695,005

Building Products-Doors & Windows — 0.7%
Apogee Enterprises, Inc.	72,700	3,825,474
Griffon Corp.	9,600	161,376

		3,986,850

Building Products-Wood — 2.0%
Universal Forest Products, Inc.	199,082	11,013,216

Building-Heavy Construction — 1.4%
Granite Construction, Inc.	222,900	7,736,859

Building-Mobile Home/Manufactured Housing — 2.0%
Thor Industries, Inc.	134,500	8,092,865
Winnebago Industries, Inc.	143,800	2,978,098

		11,070,963

Building-Residential/Commercial — 1.0%
M/I Homes, Inc.†	237,000	5,346,720

Chemicals-Diversified — 2.2%
Axiall Corp.	287,700	11,738,160

Chemicals-Plastics — 1.9%
A. Schulman, Inc.	241,488	10,251,166

Chemicals-Specialty — 7.3%
Cabot Corp.	151,300	6,466,562
H.B. Fuller Co.	241,400	10,083,278
Minerals Technologies, Inc.	115,200	7,802,496
Sensient Technologies Corp.	157,700	10,307,272
Stepan Co.	98,500	5,016,605

		39,676,213

Coatings/Paint — 1.1%
RPM International, Inc.	125,500	5,966,270

Consumer Products-Misc. — 0.1%
Helen of Troy, Ltd.†	7,200	630,792

Containers-Metal/Glass — 1.5%
Gerresheimer AG(1)	138,462	7,871,728

Distribution/Wholesale — 0.7%
Ingram Micro, Inc., Class A†	143,900	3,620,524

Diversified Manufacturing Operations — 2.3%
Carlisle Cos., Inc.	67,800	6,542,700
EnPro Industries, Inc.	89,600	5,735,296

		12,277,996

Electronic Components-Misc. — 1.2%
Gentex Corp.	385,400	6,686,690

Engineering/R&D Services — 1.8%
EMCOR Group, Inc.	220,500	9,840,915

Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	30,600	598,230

Environmental Monitoring & Detection — 1.1%
MSA Safety, Inc.	125,323	5,732,274

Food-Meat Products — 2.4%
Maple Leaf Foods, Inc.	673,500	12,922,938

Footwear & Related Apparel — 0.8%
Crocs, Inc.†	317,700	4,193,640

Gas-Distribution — 0.3%
Laclede Group, Inc.	25,600	1,329,408

Home Furnishings — 2.3%
Hooker Furniture Corp.	70,500	1,794,225
La-Z-Boy, Inc.	408,500	10,706,785

		12,501,010

Instruments-Controls — 0.1%
Watts Water Technologies, Inc., Class A	14,000	763,700

Insurance Brokers — 0.4%
Arthur J. Gallagher & Co.	42,700	2,042,341

Insurance-Life/Health — 2.1%
StanCorp Financial Group, Inc.	158,100	11,395,848

Insurance-Multi-line — 0.9%
Old Republic International Corp.	330,000	5,045,700

Insurance-Property/Casualty — 1.9%
Hanover Insurance Group, Inc.	115,800	7,940,406
HCC Insurance Holdings, Inc.	41,500	2,363,840

		10,304,246

Insurance-Reinsurance — 3.0%
Aspen Insurance Holdings, Ltd.	193,700	9,051,601
Montpelier Re Holdings, Ltd.	83,600	3,185,996
Validus Holdings, Ltd.	96,958	4,055,753

		16,293,350

Lasers-System/Components — 0.6%
Rofin-Sinar Technologies, Inc.†	143,000	3,383,380

Machine Tools & Related Products — 1.2%
Kennametal, Inc.	73,100	2,588,471
Lincoln Electric Holdings, Inc.	56,000	3,744,160

		6,332,631

Machinery-Construction & Mining — 2.1%
Astec Industries, Inc.	270,600	11,386,848

Machinery-Electrical — 3.1%
Franklin Electric Co., Inc.	137,100	4,957,536
Regal-Beloit Corp.	154,400	12,074,080

		17,031,616

Machinery-Farming — 0.7%
Lindsay Corp.	46,700	3,698,173

Machinery-General Industrial — 0.3%
Applied Industrial Technologies, Inc.	31,900	1,332,463

Medical Products — 2.4%
Hill-Rom Holdings, Inc.	126,900	6,337,386
Invacare Corp.	32,100	644,247
Teleflex, Inc.	50,000	6,148,000

		13,129,633

Medical Sterilization Products — 2.0%
STERIS Corp.	162,200	10,786,300

Metal Processors & Fabrication — 1.7%
Mueller Industries, Inc.	269,500	9,443,280

Miscellaneous Manufacturing — 0.9%
AptarGroup, Inc.	16,600	1,030,362
Hillenbrand, Inc.	132,300	3,888,297

		4,918,659

Oil & Gas Drilling — 1.0%
Rowan Cos. PLC, Class A	253,100	5,363,189

Oil Companies-Exploration & Production — 2.0%
Energen Corp.	50,000	3,558,500
Unit Corp.†	215,000	7,490,600

		11,049,100

Oil-Field Services — 4.1%
Bristow Group, Inc.	152,300	9,462,399
Helix Energy Solutions Group, Inc.†	171,300	2,823,024
Hunting PLC(1)	489,427	4,392,744
Oil States International, Inc.†	116,900	5,563,271

		22,241,438

Power Converter/Supply Equipment — 0.2%
Powell Industries, Inc.	29,100	965,829

Real Estate Investment Trusts — 1.0%
Excel Trust, Inc.	180,100	2,854,585
LTC Properties, Inc.	55,800	2,425,068

		5,279,653

Recreational Vehicles — 2.1%
BRP, Inc.†	294,500	6,534,409
Brunswick Corp.	95,000	4,753,800

		11,288,209

Rental Auto/Equipment — 0.8%
McGrath RentCorp	137,610	4,556,267

Retail-Apparel/Shoe — 4.2%
Brown Shoe Co., Inc.	148,400	4,407,480
Cato Corp., Class A	120,100	4,724,734
Genesco, Inc.†	73,100	4,940,829
Men’s Wearhouse, Inc.	157,200	8,895,948

		22,968,991

Retail-Auto Parts — 0.7%
Pep Boys-Manny Moe & Jack†	437,300	4,005,668

Retail-Automobile — 0.9%
Group 1 Automotive, Inc.	64,600	5,102,108

Retail-Leisure Products — 0.3%
West Marine, Inc.†	137,500	1,381,875

Savings & Loans/Thrifts — 1.3%
EverBank Financial Corp.	386,200	7,171,734

Semiconductor Equipment — 0.5%
Cohu, Inc.	161,000	1,685,670
MKS Instruments, Inc.	32,200	1,120,882

		2,806,552

Steel-Producers — 1.8%
Carpenter Technology Corp.	220,000	9,515,000

Steel-Specialty — 0.5%
Allegheny Technologies, Inc.	85,600	2,909,544

Transport-Rail — 0.5%
Genesee & Wyoming, Inc., Class A†	29,200	2,714,140

Total Common Stocks (cost $397,480,082)		492,063,800

U.S. CORPORATE BONDS & NOTES — 0.5%
Oil Companies-Exploration & Production — 0.5%
Unit Corp. Company Guar. Notes 6.63% due 05/15/2021 (cost $2,548,711)	$2,636,000	2,530,560

Total Long-Term Investment Securities (cost $400,028,793)		494,594,360

SHORT-TERM INVESTMENT SECURITIES — 6.4%
U.S. Government Agencies — 6.4%
Federal Home Loan Bank Disc. Notes zero coupon due 05/01/2015 (cost $35,000,000)	35,000,000	34,999,965

REPURCHASE AGREEMENTS — 2.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 04/30/2015, to be repurchased 05/01/2015 in the amount of $13,529,000 and collateralized by $14,095,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $13,802,938 (cost $13,529,000)	13,529,000	13,529,000

TOTAL INVESTMENTS (cost $448,557,793)(2)	100.1%	543,123,325
Liabilities in excess of other assets	(0.1)	(361,815)

NET ASSETS	100.0%	$542,761,510

†	Non-income producing security
(1)	Security was valued using fair value procedures at April 30, 2015. The aggregate value of these securities was $15,777,819 representing 2.9% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Agricultural Operations	$—	$3,513,347	$—	$3,513,347
Containers-Metal/Glass	—	7,871,728	—	7,871,728
Oil-Field Services	17,848,694	4,392,744	—	22,241,438
Other Industries	458,437,287	—	—	458,437,287
U.S. Corporate Bonds & Notes	—	2,530,560	—	2,530,560
Short-Term Investment Securities	—	34,999,965	—	34,999,965
Repurchase Agreements	—	13,529,000	—	13,529,000

Total Investments at Value	$476,285,981	$66,837,344	$—	$543,123,325

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2015 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 96.5%
Advertising Agencies — 1.9%
Alliance Data Systems Corp.†	23,400	$6,957,054

Airlines — 1.7%
Delta Air Lines, Inc.	138,900	6,200,496

Apparel Manufacturers — 2.1%
Gildan Activewear, Inc.	86,594	2,745,896
Michael Kors Holdings, Ltd.†	46,400	2,870,304
Ralph Lauren Corp.	16,000	2,134,560

		7,750,760

Applications Software — 3.0%
Dealertrack Technologies, Inc.†	93,100	3,659,761
NetSuite, Inc.†	22,800	2,178,996
ServiceNow, Inc.†	44,100	3,301,326
Tableau Software, Inc., Class A†	22,400	2,191,616

		11,331,699

Auto-Cars/Light Trucks — 1.3%
Tesla Motors, Inc.†	21,000	4,747,050

Auto/Truck Parts & Equipment-Original — 0.8%
Mobileye NV†	64,100	2,875,526

Banks-Commercial — 2.2%
East West Bancorp, Inc.	89,200	3,620,628
Signature Bank†	34,100	4,572,469

		8,193,097

Beverages-Non-alcoholic — 1.7%
Monster Beverage Corp.†	45,900	6,293,349

Building & Construction Products-Misc. — 1.3%
Fortune Brands Home & Security, Inc.	104,700	4,669,620

Building Products-Air & Heating — 0.8%
Lennox International, Inc.	27,200	2,882,112

Building Products-Cement — 1.0%
Eagle Materials, Inc.	45,900	3,827,601

Building-Residential/Commercial — 0.8%
Toll Brothers, Inc.†	85,600	3,042,224

Coatings/Paint — 2.3%
Sherwin-Williams Co.	31,200	8,673,600

Commercial Services — 1.3%
CoStar Group, Inc.†	23,900	4,885,877

Commercial Services-Finance — 2.6%
McGraw Hill Financial, Inc.	54,300	5,663,490
Moody’s Corp.	37,300	4,010,496

		9,673,986

Computer Aided Design — 0.9%
Autodesk, Inc.†	56,900	3,233,627

Computers-Integrated Systems — 1.2%
VeriFone Systems, Inc.†	129,300	4,625,061

Consulting Services — 1.0%
Gartner, Inc.†	46,400	3,850,272

Cruise Lines — 1.1%
Norwegian Cruise Line Holdings, Ltd.†	88,141	4,275,720

Distribution/Wholesale — 2.4%
HD Supply Holdings, Inc.†	169,600	5,596,800
Watsco, Inc.	28,700	3,452,323

		9,049,123

Diversified Manufacturing Operations — 2.7%
A.O. Smith Corp.	67,900	4,338,810
Carlisle Cos., Inc.	61,000	5,886,500

		10,225,310

Diversified Operations — 0.7%
Horizon Pharma PLC†	88,700	2,494,244

E-Commerce/Services — 2.7%
Netflix, Inc.†	14,650	8,152,725
TripAdvisor, Inc.†	23,300	1,875,417

		10,028,142

Electronic Components-Semiconductors — 1.7%
Avago Technologies, Ltd.	52,800	6,171,264

Electronic Connectors — 1.5%
Amphenol Corp., Class A	102,700	5,686,499

Enterprise Software/Service — 2.3%
Guidewire Software, Inc.†	61,000	3,046,950
Inovalon Holdings, Inc., Class A†	28,300	714,575
Veeva Systems, Inc., Class A†	64,700	1,717,785
Workday, Inc., Class A†	32,100	2,927,841

		8,407,151

Entertainment Software — 1.2%
Electronic Arts, Inc.†	78,300	4,548,447

Filtration/Separation Products — 1.1%
Pall Corp.	41,600	4,048,512

Finance-Investment Banker/Broker — 2.5%
Lazard, Ltd., Class A	77,100	4,088,613
TD Ameritrade Holding Corp.	140,700	5,100,375

		9,188,988

Food-Retail — 1.1%
Sprouts Farmers Market, Inc.†	126,900	4,058,896

Hazardous Waste Disposal — 1.0%
Stericycle, Inc.†	27,660	3,690,674

Hotels/Motels — 1.2%
Hilton Worldwide Holdings, Inc.†	153,700	4,451,152

Internet Content-Entertainment — 0.8%
Twitter, Inc.†	72,000	2,805,120

Investment Management/Advisor Services — 2.0%
Affiliated Managers Group, Inc.†	32,200	7,281,386

Lighting Products & Systems — 2.3%
Acuity Brands, Inc.	51,300	8,564,535

Machinery-General Industrial — 0.9%
Middleby Corp.†	34,000	3,445,560

Medical Products — 1.2%
Sirona Dental Systems, Inc.†	48,400	4,489,100

Medical-Biomedical/Gene — 4.6%
BioMarin Pharmaceutical, Inc.†	21,500	2,409,075
Illumina, Inc.†	38,920	7,171,010
Intercept Pharmaceuticals, Inc.†	9,100	2,300,571
Vertex Pharmaceuticals, Inc.†	43,000	5,301,040

		17,181,696

Medical-Drugs — 2.6%
Jazz Pharmaceuticals PLC†	22,746	4,064,710
Receptos, Inc.†	15,400	2,269,036

Valeant Pharmaceuticals International, Inc.†	14,700	3,188,871

		9,522,617

Medical-Generic Drugs — 1.2%
Mylan NV†	39,700	2,868,722
Perrigo Co. PLC	9,600	1,759,488

		4,628,210

Medical-HMO — 1.3%
Humana, Inc.	29,020	4,805,712

Medical-Hospitals — 1.0%
Acadia Healthcare Co., Inc.†	55,900	3,829,150

Medical-Outpatient/Home Medical — 0.8%
Premier, Inc., Class A†	77,900	2,952,410

Motorcycle/Motor Scooter — 1.0%
Harley-Davidson, Inc.	66,900	3,760,449

Networking Products — 1.4%
Arista Networks, Inc.†	36,400	2,329,964
Palo Alto Networks, Inc.†	20,700	3,057,804

		5,387,768

Oil Companies-Exploration & Production — 3.9%
Concho Resources, Inc.†	58,300	7,384,278
Laredo Petroleum, Inc.†	109,200	1,725,360
Range Resources Corp.	85,400	5,428,024

		14,537,662

Oil Field Machinery & Equipment — 0.6%
Dril-Quip, Inc.†	30,200	2,407,544

Patient Monitoring Equipment — 0.5%
Insulet Corp.†	58,900	1,758,165

Physicians Practice Management — 1.3%
Envision Healthcare Holdings, Inc.†	127,500	4,839,900

Pipelines — 0.8%
Plains All American Pipeline LP	61,900	3,101,809

Real Estate Management/Services — 2.2%
CBRE Group, Inc., Class A†	210,100	8,055,234

Retail-Apparel/Shoe — 1.1%
Urban Outfitters, Inc.†	101,700	4,072,068

Retail-Auto Parts — 0.8%
Advance Auto Parts, Inc.	21,800	3,117,400

Retail-Computer Equipment — 0.9%
GameStop Corp., Class A	85,300	3,287,462

Retail-Discount — 1.0%
Big Lots, Inc.	81,000	3,691,170

Retail-Gardening Products — 0.8%
Tractor Supply Co.	33,200	2,857,192

Retail-Mail Order — 0.7%
Williams-Sonoma, Inc.	36,100	2,654,433

Retail-Perfume & Cosmetics — 1.7%
Ulta Salon Cosmetics & Fragrance, Inc.†	41,200	6,224,908

Retail-Restaurants — 0.5%
Panera Bread Co., Class A†	9,200	1,678,816

Retail-Vitamins & Nutrition Supplements — 0.8%
GNC Holdings, Inc., Class A	68,500	2,948,925

Retirement/Aged Care — 1.0%
Brookdale Senior Living, Inc.†	107,200	3,883,856

Semiconductor Components-Integrated Circuits — 1.8%
NXP Semiconductor NV†	70,000	6,728,400

Semiconductor Equipment — 2.0%
Applied Materials, Inc.	208,800	4,132,152
Lam Research Corp.	42,300	3,197,034

		7,329,186

Telecom Equipment-Fiber Optics — 0.8%
Ciena Corp.†	138,800	2,956,440

Textile-Home Furnishings — 1.1%
Mohawk Industries, Inc.†	23,500	4,077,250

Total Long-Term Investment Securities (cost $281,248,513)		358,898,666

REPURCHASE AGREEMENTS — 2.9%
Agreement with State Street Bank & Trust Co. bearing interest at 0.00% dated 04/30/2015 to be repurchased 05/01/2015 in the amount of $10,982,000 and collateralized by $11,440,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having approximate value of $11,202,952 (cost $10,982,000)	$10,982,000	10,982,000

TOTAL INVESTMENTS (cost $292,230,513)(1)	99.4%	369,880,666
Other assets less liabilities	0.6	2,136,699

NET ASSETS	100.0%	$372,017,365

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$358,898,666	$—	$—	$358,898,666
Repurchase Agreements	—	10,982,000	—	10,982,000

Total Investments at Value	$358,898,666	$10,982,000	$—	$369,880,666

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2015 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 96.8%
Airlines — 1.4%
Spirit Airlines, Inc.†	31,110	$2,130,102

Apparel Manufacturers — 3.4%
Carter’s, Inc.	26,330	2,629,314
Columbia Sportswear Co.	30,616	1,919,623
Under Armour, Inc., Class A†	7,377	572,086

		5,121,023

Applications Software — 1.6%
Tableau Software, Inc., Class A†	24,432	2,390,427

Athletic Equipment — 1.0%
Jarden Corp.†	31,020	1,587,604

Audio/Video Products — 1.4%
Harman International Industries, Inc.	16,460	2,146,055

Auto/Truck Parts & Equipment-Original — 3.6%
Allison Transmission Holdings, Inc.	52,360	1,606,405
Gentherm, Inc.†	32,466	1,711,932
WABCO Holdings, Inc.†	16,650	2,072,092

		5,390,429

Beverages-Wine/Spirits — 1.2%
Constellation Brands, Inc., Class A†	15,570	1,805,186

Building Products-Cement — 1.1%
Vulcan Materials Co.	19,620	1,677,902

Building-Heavy Construction — 1.2%
SBA Communications Corp., Class A†	15,929	1,844,897

Coatings/Paint — 1.5%
Axalta Coating Systems, Ltd.†	75,515	2,316,800

Commercial Services — 3.9%
CoStar Group, Inc.†	15,746	3,218,955
ServiceMaster Global Holdings Inc†	77,554	2,680,266

		5,899,221

Commercial Services-Finance — 6.3%
Euronet Worldwide, Inc.†	36,495	2,134,228
SEI Investments Co.	62,630	2,859,686
Vantiv, Inc., Class A†	56,509	2,209,502
WEX, Inc.†	20,340	2,292,521

		9,495,937

Computer Graphics — 0.9%
CyberArk Software, Ltd.†	21,330	1,342,723

Computer Services — 2.2%
EPAM Systems, Inc.†	25,340	1,639,751
Fleetmatics Group PLC†	36,980	1,685,549

		3,325,300

Dental Supplies & Equipment — 1.5%
Align Technology, Inc.†	38,160	2,245,334

Diagnostic Equipment — 1.3%
Cepheid†	36,027	2,021,115

Diagnostic Kits — 2.3%
Alere, Inc.†	38,510	1,828,455
IDEXX Laboratories, Inc.†	13,078	1,639,589

		3,468,044

Diversified Manufacturing Operations — 2.1%
Carlisle Cos., Inc.	32,740	3,159,410

Drug Delivery Systems — 2.1%
Catalent, Inc.†	45,403	1,306,245
DexCom, Inc.†	28,325	1,913,920

		3,220,165

E-Commerce/Products — 1.1%
Vipshop Holdings, Ltd. ADR†	59,630	1,686,933

E-Commerce/Services — 0.9%
MakeMyTrip, Ltd.†	62,565	1,325,127

Electric Products-Misc. — 0.5%
Mobileye NV†	17,500	785,050

Electronic Components-Semiconductors — 0.6%
Tower Semiconductor, Ltd.†	66,720	973,445

Electronic Security Devices — 3.2%
Allegion PLC	39,330	2,405,030
TASER International, Inc.†	80,390	2,426,974

		4,832,004

Enterprise Software/Service — 2.4%
Guidewire Software, Inc.†	34,010	1,698,800
Tyler Technologies, Inc.†	16,270	1,984,126

		3,682,926

Finance-Investment Banker/Broker — 0.9%
Raymond James Financial, Inc.	24,880	1,406,466

Food-Retail — 0.9%
Sprouts Farmers Market, Inc.†	42,244	1,351,174

Industrial Automated/Robotic — 1.2%
Cognex Corp.†	41,200	1,849,468

Internet Application Software — 1.7%
Splunk, Inc.†	39,360	2,611,339

Investment Management/Advisor Services — 1.0%
Affiliated Managers Group, Inc.†	6,970	1,576,126

Lighting Products & Systems — 1.6%
Acuity Brands, Inc.	14,260	2,380,707

Machinery-General Industrial — 2.1%
Wabtec Corp.	33,060	3,109,293

Medical Products — 1.5%
Cooper Cos., Inc.	12,430	2,213,410

Medical-Biomedical/Gene — 5.9%
Alnylam Pharmaceuticals, Inc.†	15,058	1,533,958
AMAG Pharmaceuticals, Inc.†	34,944	1,781,096
BioMarin Pharmaceutical, Inc.†	10,160	1,138,428
Bluebird Bio, Inc.†	8,240	1,097,485
Medivation, Inc.†	14,428	1,742,037
Novavax, Inc.†	135,181	1,044,949
Puma Biotechnology, Inc.†	3,410	615,778

		8,953,731

Medical-Drugs — 0.8%
Jazz Pharmaceuticals PLC†	6,570	1,174,059

Medical-Hospitals — 1.4%
Community Health Systems, Inc.†	38,610	2,072,585

Networking Products — 1.4%
Palo Alto Networks, Inc.†	14,257	2,106,044

Oil Companies-Exploration & Production — 2.2%
Diamondback Energy, Inc.†	30,320	2,503,523
Sanchez Energy Corp.†	55,038	808,508

		3,312,031

Physicians Practice Management — 1.4%
Envision Healthcare Holdings, Inc.†	55,042	2,089,394

Real Estate Operations & Development — 0.7%
Howard Hughes Corp.†	7,370	1,094,224

Recreational Vehicles — 2.1%
Brunswick Corp.	23,080	1,154,923
Polaris Industries, Inc.	15,130	2,072,205

		3,227,128

Retail-Apparel/Shoe — 2.9%
Brown Shoe Co., Inc.	43,270	1,285,119
Kate Spade & Co.†	51,795	1,693,696
lululemon athletica, Inc.†	14,252	906,997
Men’s Wearhouse, Inc.	8,450	478,186

		4,363,998

Retail-Arts & Crafts — 1.4%
Michaels Cos., Inc.†	81,771	2,114,598

Retail-Automobile — 1.4%
Lithia Motors, Inc., Class A	21,290	2,123,252

Retail-Home Furnishings — 0.7%
Restoration Hardware Holdings, Inc.†	12,284	1,058,512

Retail-Restaurants — 2.6%
Dave & Buster’s Entertainment, Inc.†	47,520	1,497,830
Domino’s Pizza, Inc.	20,340	2,193,669
Krispy Kreme Doughnuts, Inc.†	17,155	305,359

		3,996,858

Rubber/Plastic Products — 0.9%
Proto Labs, Inc.†	20,030	1,402,100

Schools — 1.3%
Bright Horizons Family Solutions, Inc.†	38,670	1,944,328

Semiconductor Equipment — 0.6%
Veeco Instruments, Inc.†	31,790	938,123

Shipbuilding — 0.9%
Huntington Ingalls Industries, Inc.	9,880	1,300,109

Telecom Services — 0.9%
Qorvo, Inc.†	20,665	1,362,030

Theaters — 2.0%
Cinemark Holdings, Inc.	72,390	3,085,986

Therapeutics — 0.5%
GW Pharmaceuticals PLC ADR†	6,650	695,922

Tools-Hand Held — 1.1%
Snap-on, Inc.	10,800	1,615,140

Transactional Software — 1.1%
Solera Holdings, Inc.	32,783	1,590,631

Transport-Truck — 1.8%
Old Dominion Freight Line, Inc.†	37,530	2,669,509

Veterinary Diagnostics — 1.2%
VCA, Inc.†	35,040	1,785,989

Total Long-Term Investment Securities (cost $119,350,764)		146,447,423

REPURCHASE AGREEMENTS — 3.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 04/30/2015, to be repurchased 05/01/2015 in the amount of $5,517,000 and collateralized by $5,750,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $5,630,854 (cost $5,517,000)	$5,517,000	5,517,000

TOTAL INVESTMENTS (cost $124,867,764) (1)	100.5%	151,964,423
Liabilities in excess of other assets	(0.5)	(714,501)

NET ASSETS	100.0%	$151,249,922

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$146,447,423	$—	$—	$146,447,423
Repurchase Agreements	—	5,517,000	—	5,517,000

Total Investments at Value	$146,447,423	$5,517,000	$—	$151,964,423

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2015 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 97.7%
Apparel Manufacturers — 1.1%
G-III Apparel Group, Ltd.†	29,507	$3,280,588

Athletic Equipment — 0.8%
Jarden Corp.†	46,198	2,364,414

Audio/Video Products — 1.4%
Harman International Industries, Inc.	34,496	4,497,589

Auto/Truck Parts & Equipment-Original — 3.0%
Gentherm, Inc.†	107,712	5,679,654
Tenneco, Inc.†	62,799	3,670,601

		9,350,255

Banks-Commercial — 2.1%
Signature Bank†	24,320	3,261,069
SVB Financial Group†	24,919	3,308,246

		6,569,315

Building & Construction Products-Misc. — 1.1%
Owens Corning	38,059	1,471,361
Trex Co., Inc.†	44,038	2,066,263

		3,537,624

Building & Construction-Misc. — 0.6%
Dycom Industries, Inc.†	43,241	1,988,221

Building Products-Air & Heating — 0.8%
Lennox International, Inc.	22,391	2,372,550

Chemicals-Plastics — 0.9%
PolyOne Corp.	75,036	2,930,156

Chemicals-Specialty — 1.5%
Cytec Industries, Inc.	50,918	2,815,256
Methanex Corp.	32,352	1,947,914

		4,763,170

Commercial Services — 1.1%
CoStar Group, Inc.†	17,511	3,579,774

Commercial Services-Finance — 2.0%
Euronet Worldwide, Inc.†	61,252	3,582,017
WEX, Inc.†	23,367	2,633,695

		6,215,712

Communications Software — 1.0%
SolarWinds, Inc.†	64,495	3,146,066

Computer Aided Design — 0.4%
Aspen Technology, Inc.†	29,446	1,307,108

Computer Services — 2.4%
Barracuda Networks, Inc.†	102,734	4,163,809
Manhattan Associates, Inc.†	61,299	3,221,876

		7,385,685

Computer Software — 1.7%
InterXion Holding NV†	70,361	2,142,493
SS&C Technologies Holdings, Inc.	51,665	3,108,683

		5,251,176

Computers-Integrated Systems — 0.5%
Jack Henry & Associates, Inc.	23,606	1,570,035

Consulting Services — 0.9%
Corporate Executive Board Co.	31,892	2,673,506

Dental Supplies & Equipment — 0.8%
Align Technology, Inc.†	43,780	2,576,015

Distribution/Wholesale — 0.5%
WESCO International, Inc.†	23,198	1,673,504

Diversified Manufacturing Operations — 3.3%
A.O. Smith Corp.	37,065	2,368,454
Carlisle Cos., Inc.	42,795	4,129,717
EnPro Industries, Inc.	35,725	2,286,757
ITT Corp.	37,900	1,502,735

		10,287,663

Drug Delivery Systems — 1.8%
DexCom, Inc.†	59,742	4,036,767
Flamel Technologies SA ADR†	110,906	1,539,375

		5,576,142

E-Marketing/Info — 1.1%
Marketo, Inc.†	119,334	3,395,052

Electronic Components-Semiconductors — 2.7%
Cavium, Inc.†	75,583	4,897,023
IPG Photonics Corp.†	10,928	968,002
Silicon Laboratories, Inc.†	46,765	2,416,347

		8,281,372

Electronic Design Automation — 1.5%
Cadence Design Systems, Inc.†	251,298	4,686,708

Electronic Security Devices — 1.0%
TASER International, Inc.†	98,476	2,972,990

Enterprise Software/Service — 2.6%
Guidewire Software, Inc.†	78,441	3,918,128
Qlik Technologies, Inc.†	30,508	1,061,374
Ultimate Software Group, Inc.†	18,969	3,153,027

		8,132,529

Finance-Investment Banker/Broker — 1.2%
Evercore Partners, Inc., Class A	74,760	3,606,422

Food-Dairy Products — 0.7%
WhiteWave Foods Co., Class A†	51,801	2,277,690

Food-Misc./Diversified — 0.7%
Hain Celestial Group, Inc.†	36,796	2,216,591

Footwear & Related Apparel — 1.0%
Skechers U.S.A., Inc., Class A†	34,242	3,079,041

Hazardous Waste Disposal — 0.5%
Clean Harbors, Inc.†	28,554	1,577,609

Home Furnishings — 1.0%
American Woodmark Corp.†	59,892	3,036,524

Human Resources — 2.5%
Team Health Holdings, Inc.†	81,157	4,834,522
TrueBlue, Inc.†	97,961	2,819,318

		7,653,840

Industrial Automated/Robotic — 0.6%
Cognex Corp.†	44,047	1,977,270

Instruments-Controls — 0.7%
Woodward, Inc.	47,896	2,253,507

Instruments-Scientific — 1.2%
Fluidigm Corp.†	99,689	3,734,350

Investment Management/Advisor Services — 1.8%
Affiliated Managers Group, Inc.†	14,739	3,332,930
WisdomTree Investments, Inc.	114,081	2,172,102

		5,505,032

Machinery-General Industrial — 0.7%
Manitowoc Co., Inc.	105,718	2,085,816

Medical Instruments — 2.8%
Bio-Techne Corp.	34,173	3,279,241
Bruker Corp.†	120,278	2,280,471
Thoratec Corp.†	80,076	3,211,848

		8,771,560

Medical Products — 2.0%
Globus Medical, Inc., Class A†	119,629	2,857,937
Wright Medical Group, Inc.†	134,970	3,424,189

		6,282,126

Medical-Biomedical/Gene — 3.5%
Exact Sciences Corp.†	123,971	2,590,994
Intercept Pharmaceuticals, Inc.†	5,511	1,393,236
Medivation, Inc.†	32,312	3,901,351
Synageva BioPharma Corp.†	33,185	3,051,692

		10,937,273

Medical-Drugs — 2.1%
Clovis Oncology, Inc.†	31,389	2,522,420
Pacira Pharmaceuticals, Inc.†	59,764	4,092,639

		6,615,059

Medical-Generic Drugs — 1.2%
Impax Laboratories, Inc.†	82,782	3,746,713

Medical-Hospitals — 2.6%
Acadia Healthcare Co., Inc.†	81,795	5,602,958
Tenet Healthcare Corp.†	48,757	2,333,510

		7,936,468

Medical-Wholesale Drug Distribution — 1.0%
VWR Corp.†	112,004	2,972,586

Motion Pictures & Services — 0.8%
Lions Gate Entertainment Corp.	81,195	2,517,857

Office Furnishings-Original — 0.7%
Steelcase, Inc., Class A	125,556	2,206,019

Oil Companies-Exploration & Production — 4.8%
Diamondback Energy, Inc.†	65,328	5,394,133
PDC Energy, Inc.†	32,305	1,832,986
RSP Permian, Inc.†	118,524	3,439,566
Whiting Petroleum Corp.†	114,914	4,356,390

		15,023,075

Real Estate Investment Trusts — 0.9%
NorthStar Realty Finance Corp.	146,900	2,755,844

Real Estate Management/Services — 1.1%
Realogy Holdings Corp.†	74,203	3,517,964

Recreational Vehicles — 1.6%
Brunswick Corp.	97,831	4,895,463

Research & Development — 1.4%
PAREXEL International Corp.†	67,297	4,278,407

Resort/Theme Parks — 0.5%
Vail Resorts, Inc.	15,370	1,524,858

Retail-Apparel/Shoe — 1.2%
Burlington Stores, Inc.†	71,130	3,668,174

Retail-Bedding — 0.9%
Mattress Firm Holding Corp.†	46,794	2,764,590

Retail-Discount — 1.1%
Tuesday Morning Corp.†	213,976	3,385,100

Retail-Gardening Products — 0.5%
Tractor Supply Co.	18,400	1,583,504

Retail-Restaurants — 3.5%
Fiesta Restaurant Group, Inc.†	33,964	1,716,880
Jack in the Box, Inc.	40,264	3,493,707
Texas Roadhouse, Inc.	86,897	2,919,739
Zoe’s Kitchen, Inc.†	84,991	2,603,275

		10,733,601

Retirement/Aged Care — 1.2%
Capital Senior Living Corp.†	142,773	3,736,369

Rubber-Tires — 1.0%
Cooper Tire & Rubber Co.	70,961	3,015,133

Semiconductor Components-Integrated Circuits — 1.4%
Cypress Semiconductor Corp.	166,335	2,215,582
Integrated Device Technology, Inc.†	38,984	709,119
Power Integrations, Inc.	29,957	1,482,572

		4,407,273

Telecom Services — 1.3%
Qorvo, Inc.†	59,872	3,946,164

Telecommunication Equipment — 0.9%
ARRIS Group, Inc.†	81,984	2,760,811

Theaters — 1.3%
Cinemark Holdings, Inc.	91,317	3,892,844

Therapeutics — 0.6%
Esperion Therapeutics, Inc.†	18,370	1,747,538

Transport-Marine — 0.5%
Kirby Corp.†	20,608	1,618,346

Transport-Truck — 0.9%
ArcBest Corp.	75,803	2,706,167

Veterinary Diagnostics — 1.0%
VCA, Inc.†	63,521	3,237,665

Web Hosting/Design — 0.9%
Wix.com, Ltd.†	143,744	2,798,696

Wire & Cable Products — 0.9%
Belden, Inc.	31,806	2,670,114

Wound, Burn & Skin Care — 0.4%
IGI Laboratories, Inc.†	274,380	1,393,850

Total Long-Term Investment Securities (cost $252,660,007)		303,415,822

SHORT-TERM INVESTMENT SECURITIES — 2.2%
Time Deposits — 2.2%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 05/01/2015 (cost $6,688,000)	$6,688,000	6,688,000

TOTAL INVESTMENTS (cost $259,348,007)(1)	99.9%	310,103,822
Other assets less liabilities	0.1	350,862

NET ASSETS	100.0%	$310,454,684

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2015 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$303,415,822	$—	$—	$303,415,822
Short-Term Investment Securities	—	6,688,000	—	6,688,000

Total Investments at Value	$303,415,822	$6,688,000	$—	$310,103,822

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Marsico Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2015 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 88.3%
Aerospace/Defense — 2.8%
Boeing Co.	70,714	$10,136,145

Athletic Footwear — 3.4%
NIKE, Inc., Class B	122,647	12,122,429

Cable/Satellite TV — 3.6%
Comcast Corp., Class A	165,909	9,582,904
Time Warner Cable, Inc.	22,719	3,533,259

		13,116,163

Coatings/Paint — 4.0%
Sherwin-Williams Co.	51,471	14,308,938

Computers — 8.5%
Apple, Inc.	244,101	30,549,240

E-Commerce/Products — 2.9%
Alibaba Group Holding, Ltd. ADR†	129,707	10,543,882

Entertainment Software — 1.5%
Electronic Arts, Inc.†	93,039	5,404,635

Finance-Credit Card — 4.4%
Visa, Inc., Class A	239,392	15,811,842

Finance-Investment Banker/Broker — 2.7%
Charles Schwab Corp.	323,746	9,874,253

Internet Content-Entertainment — 6.2%
Facebook, Inc., Class A†	284,211	22,387,300

Internet Content-Information/News — 2.9%
LinkedIn Corp., Class A†	41,585	10,484,826

Medical-Biomedical/Gene — 10.0%
Biogen Idec, Inc.†	51,614	19,300,023
Celgene Corp.†	67,398	7,283,028
Vertex Pharmaceuticals, Inc.†	76,117	9,383,704

		35,966,755

Medical-Drugs — 6.8%
Novartis AG(1)	109,574	11,321,087
Pacira Pharmaceuticals, Inc.†	106,694	7,306,405
Valeant Pharmaceuticals International, Inc.†	27,272	5,916,115

		24,543,607

Medical-Generic Drugs — 3.1%
Actavis PLC†	38,858	10,991,374

Medical-HMO — 3.0%
UnitedHealth Group, Inc.	95,629	10,653,071

Medical-Hospitals — 3.4%
HCA Holdings, Inc.†	165,775	12,269,008

Multimedia — 4.0%
Walt Disney Co.	130,661	14,205,464

Retail-Discount — 2.7%
Dollar Tree, Inc.†	128,173	9,793,699

Retail-Drug Store — 1.7%
CVS Health Corp.	59,805	5,938,038

Retail-Restaurants — 3.0%
Starbucks Corp.	218,608	10,838,585

Semiconductor Equipment — 2.9%
ASML Holding NV	97,773	10,465,622

Transport-Rail — 4.8%
Canadian Pacific Railway, Ltd.	91,125	17,366,603

Total Long-Term Investment Securities
(cost $260,899,516)		317,771,479

REPURCHASE AGREEMENTS — 12.0%

Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 04/30/2015, to be repurchased 05/01/2015 in the amount of $43,058,000 and collateralized by $44,850,000 of Federal Home Loan Mtg. Corp., bearing interest at 2.00% due 01/30/2023 and having an approximate value of $43,920,663

(cost $43,058,000)	$43,058,000	43,058,000

TOTAL INVESTMENTS
(cost $303,957,516)(2)	100.3%	360,829,479
Liabilities in excess of other assets	(0.3)	(932,129)

NET ASSETS	100.0%	$359,897,350

†	Non-income producing security
(1)	Security was valued using fair value procedures at April 30, 2015. The aggregate value of these securities was $11,321,087 representing 3.1% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Drugs	$13,222,520	$11,321,087	$—	$24,543,607
Other Industries	293,227,872	—	—	293,227,872
Repurchase Agreements	—	43,058,000	—	43,058,000

Total Investments at Value	$306,450,392	$54,379,087	$—	$360,829,479

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Technology Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2015 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 94.5%
Applications Software — 8.7%
Check Point Software Technologies,
Ltd.†	18,634	$1,555,566
King Digital Entertainment PLC	70,264	1,114,387
Nuance Communications, Inc.†	21,679	332,339
PTC, Inc.†	2,558	98,074
Red Hat, Inc.†	3,900	293,514
salesforce.com, Inc.†	5,283	384,708
Verint Systems, Inc.†	11,649	715,598

		4,494,186

Auto/Truck Parts & Equipment-Original — 1.9%
Mobileye NV†	21,783	977,185

Cable/Satellite TV — 1.1%
DIRECTV†	6,500	589,583

Cellular Telecom — 0.0%
Comverse, Inc.†	2	49

Commercial Services-Finance — 1.6%
Euronet Worldwide, Inc.†	2,300	134,504
Sabre Corp.	19,069	474,627
Vantiv, Inc., Class A†	5,700	222,870

		832,001

Communications Software — 1.9%
Audience, Inc.†	46,933	223,401
SolarWinds, Inc.†	15,700	765,846

		989,247

Computer Data Security — 0.3%
Fortinet, Inc.†	3,800	143,412

Computer Services — 0.6%
Computer Sciences Corp.	4,600	296,470

Computer Software — 1.7%
AVG Technologies NV†	31,189	746,041
Cornerstone OnDemand, Inc.†	4,000	114,520

		860,561

Computers — 5.7%
Apple, Inc.	20,478	2,562,822
Hewlett-Packard Co.	12,600	415,422

		2,978,244

Computers-Memory Devices — 1.0%
Kinaxis, Inc.	23,463	538,881

Computers-Periphery Equipment — 7.3%
Electronics for Imaging, Inc.†	12,599	525,756
Kornit Digital, Ltd.	9,726	144,918
Synaptics, Inc.†	36,650	3,104,988

		3,775,662

E-Commerce/Products — 0.2%
JD.com, Inc. ADR†	3,900	130,884

Electric Products-Misc. — 0.3%
Mabuchi Motor Co., Ltd.(1)	2,700	159,953

Electronic Components-Semiconductors — 16.9%
Avago Technologies, Ltd.	8,825	1,031,466
Broadcom Corp., Class A	60,900	2,692,084
Cavium, Inc.†	6,400	414,656
Lattice Semiconductor Corp.†	99,822	591,944
Micron Technology, Inc.†	13,100	368,503
Microsemi Corp.†	45,047	1,502,768
QLogic Corp.†	10,600	155,820
Rovi Corp.†	32,800	607,128
Skyworks Solutions, Inc.	14,926	1,376,924

		8,741,293

Electronic Design Automation — 7.8%
Synopsys, Inc.†	86,862	4,072,091

Enterprise Software/Service — 0.1%
Veeva Systems, Inc., Class A†	2,000	53,100

Entertainment Software — 1.1%
Activision Blizzard, Inc.	24,229	552,785

Finance-Credit Card — 1.5%
Visa, Inc., Class A	11,800	779,390

Internet Incubators — 0.3%
HomeAway, Inc.†	4,800	134,160

Internet Infrastructure Software — 1.3%
F5 Networks, Inc.†	5,600	683,312

Networking Products — 1.5%
Arista Networks, Inc.†	7,100	454,471
Cisco Systems, Inc.	11,600	334,428

		788,899

Power Converter/Supply Equipment — 2.2%
Advanced Energy Industries, Inc.†	46,632	1,140,619

Retail-Computer Equipment — 0.3%
GameStop Corp., Class A	3,600	138,744

Security Services — 0.7%
LifeLock, Inc.†	24,600	359,406

Semiconductor Components-Integrated Circuits — 8.2%
Cypress Semiconductor Corp.	59,952	798,561
Himax Technologies, Inc. ADR	28,300	173,196
Marvell Technology Group, Ltd.	101,820	1,426,498
Maxim Integrated Products, Inc.	46,300	1,520,029
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	12,758	311,805

		4,230,089

Semiconductor Equipment — 12.4%
Lam Research Corp.	54,362	4,108,680
Mattson Technology, Inc.†	121,480	414,247
Teradyne, Inc.	104,964	1,915,593

		6,438,520

Software Tools — 1.3%
VMware, Inc., Class A†	7,811	688,149

Telecom Services — 2.4%
Qorvo, Inc.†	18,720	1,233,835

Travel Services — 1.0%
Travelport Worldwide, Ltd.	32,435	513,446

Web Hosting/Design — 0.3%
GoDaddy, Inc., Class A	1,937	48,561
Q2 Holdings, Inc.†	5,020	102,157

		150,718

Web Portals/ISP — 2.9%
Google, Inc., Class A†	1,400	768,278
Google, Inc., Class C†	1,404	754,341

		1,522,619

Total Long-Term Investment Securities (cost $38,563,104)		48,987,493

REPURCHASE AGREEMENTS — 5.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 04/30/2015, to be repurchased 05/01/2015 in the amount $2,722,000 collateralized by $2,840,000 of Federal National Mtg. Assoc., bearing interest at 2.00% due 01/30/2023 and having an approximate value of $2,781,152 (cost $2,722,000)	$2,722,000	2,722,000

TOTAL INVESTMENTS (cost $41,285,104)(2)	99.8%	51,709,493
Other assets less liabilities	0.2	109,058

NET ASSETS	100.0%	$51,818,551

†	Non-income producing security
(1)	Security was valued using fair value procedures at April 30, 2015. The aggregate value of these securities was $159,953 representing 0.30% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Electric Products-Misc.	$—	$159,953	$—	$159,953
Other Industries	48,827,540	—	—	48,827,540
Repurchase Agreements	—	2,722,000	—	2,722,000

Total Investments at Value	$48,827,540	$2,881,953	$—	$51,709,493

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2015 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.0%
Aerospace/Defense — 1.3%
Spirit AeroSystems Holdings, Inc., Class A†	169,940	$8,648,247

Auto/Truck Parts & Equipment-Original — 3.6%
Dana Holding Corp.	288,110	6,214,533
Lear Corp.	73,590	8,170,698
Tenneco, Inc.†	158,710	9,276,599

		23,661,830

Banks-Commercial — 6.0%
Associated Banc-Corp.	250,120	4,704,757
Popular, Inc.†	228,193	7,400,299
Susquehanna Bancshares, Inc.	490,430	6,591,379
Synovus Financial Corp.	190,530	5,270,060
Webster Financial Corp.	159,100	5,700,553
Zions Bancorporation	335,070	9,494,209

		39,161,257

Banks-Super Regional — 2.3%
Comerica, Inc.	137,240	6,506,548
Huntington Bancshares, Inc.	794,060	8,623,492

		15,130,040

Building-Heavy Construction — 2.0%
Granite Construction, Inc.	203,830	7,074,939
Tutor Perini Corp.†	276,640	5,864,768

		12,939,707

Building-Mobile Home/Manufactured Housing — 1.3%
Thor Industries, Inc.	138,920	8,358,816

Building-Residential/Commercial — 1.9%
Meritage Homes Corp.†	182,550	7,807,663
PulteGroup, Inc.	244,190	4,712,867

		12,520,530

Chemicals-Diversified — 0.9%
Huntsman Corp.	268,040	6,178,322

Chemicals-Plastics — 1.2%
A. Schulman, Inc.	182,420	7,743,729

Circuit Boards — 0.7%
TTM Technologies, Inc.†	518,866	4,851,397

Computer Services — 3.2%
Amdocs, Ltd.	134,520	7,408,016
Genpact, Ltd.†	276,730	6,049,318
Insight Enterprises, Inc.†	257,927	7,381,871

		20,839,205

Computers-Integrated Systems — 1.4%
NCR Corp.†	323,710	8,882,602

Computers-Memory Devices — 0.9%
Brocade Communications Systems, Inc.	515,680	5,827,184

Consulting Services — 1.3%
Booz Allen Hamilton Holding Corp.	313,340	8,616,850

Consumer Products-Misc. — 0.9%
Helen of Troy, Ltd.†	64,870	5,683,261

Containers-Paper/Plastic — 0.8%
Graphic Packaging Holding Co.	370,650	5,226,165

Distribution/Wholesale — 1.3%
WESCO International, Inc.†	118,090	8,519,013

Diversified Manufacturing Operations — 1.0%
ITT Corp.	162,900	6,458,985

E-Services/Consulting — 1.2%
CDW Corp.	199,090	7,629,129

Electric-Integrated — 2.5%
PNM Resources, Inc.	319,810	8,884,322
Westar Energy, Inc.	193,750	7,294,687

		16,179,009

Electronic Components-Misc. — 1.3%
Celestica, Inc.†	2,947	35,983
Vishay Intertechnology, Inc.	688,570	8,731,067

		8,767,050

Electronic Components-Semiconductors — 1.8%
Advanced Micro Devices, Inc.†	918,580	2,075,991
Fairchild Semiconductor International, Inc.†	535,970	9,735,895

		11,811,886

Electronic Measurement Instruments — 1.0%
Keysight Technologies, Inc.†	203,800	6,819,148

Electronic Parts Distribution — 2.7%
Arrow Electronics, Inc.†	137,480	8,208,931
Avnet, Inc.	224,390	9,565,745

		17,774,676

Engineering/R&D Services — 2.1%
AECOM Corp.†	230,398	7,271,361
EMCOR Group, Inc.	141,970	6,336,121

		13,607,482

Entertainment Software — 1.0%
Electronic Arts, Inc.†	112,910	6,558,942

Finance-Consumer Loans — 1.5%
SLM Corp.	967,820	9,862,086

Finance-Investment Banker/Broker — 1.2%
E*TRADE Financial Corp.†	270,430	7,785,680

Food-Dairy Products — 1.4%
Dean Foods Co.	567,525	9,222,281

Food-Misc./Diversified — 1.2%
Ingredion, Inc.	101,780	8,081,332

Footwear & Related Apparel — 0.8%
Crocs, Inc.†	414,720	5,474,304

Gas-Distribution — 2.6%
Southwest Gas Corp.	143,260	7,879,300
UGI Corp.	260,660	9,073,575

		16,952,875

Human Resources — 0.7%
Korn/Ferry International	139,250	4,390,553

Insurance-Life/Health — 3.0%
CNO Financial Group, Inc.	568,810	9,669,770
StanCorp Financial Group, Inc.	140,970	10,161,118

		19,830,888

Insurance-Multi-line — 1.4%
American Financial Group, Inc.	148,550	9,388,360

Insurance-Property/Casualty — 2.2%
First American Financial Corp.	160,970	5,600,146
Hanover Insurance Group, Inc.	124,070	8,507,480

		14,107,626

Insurance-Reinsurance — 3.7%
Aspen Insurance Holdings, Ltd.	192,310	8,986,646
Essent Group, Ltd.†	305,176	7,614,141
Validus Holdings, Ltd.	189,800	7,939,334

		24,540,121

Machinery-Construction & Mining — 2.2%
Oshkosh Corp.	161,620	8,701,621
Terex Corp.	201,390	5,530,169

		14,231,790

Machinery-Electrical — 1.3%
Regal-Beloit Corp.	107,950	8,441,690

Medical-HMO — 2.0%
Molina Healthcare, Inc.†	89,760	5,316,485
WellCare Health Plans, Inc.†	104,500	8,091,435

		13,407,920

Medical-Hospitals — 1.2%
LifePoint Hospitals, Inc.†	102,346	7,663,668

Office Supplies & Forms — 0.9%
Avery Dennison Corp.	101,180	5,624,596

Oil Companies-Exploration & Production — 3.3%
Bill Barrett Corp.†	353,090	4,095,844
Rosetta Resources, Inc.†	369,470	8,435,000
SM Energy Co.	157,450	9,127,377

		21,658,221

Real Estate Investment Trusts — 6.3%
DDR Corp.	337,840	5,760,172
DiamondRock Hospitality Co.	566,140	7,676,858
Gramercy Property Trust, Inc.	140,500	3,841,270
LTC Properties, Inc.	190,390	8,274,349
Medical Properties Trust, Inc.	359,889	5,031,248
Mid-America Apartment Communities, Inc.	70,050	5,226,431
Parkway Properties, Inc.	90,730	1,476,177
STAG Industrial, Inc.	193,660	4,208,232

		41,494,737

Retail-Apparel/Shoe — 2.2%
Brown Shoe Co., Inc.	193,500	5,746,950
Children’s Place, Inc.	140,500	8,522,730

		14,269,680

Retail-Computer Equipment — 1.1%
GameStop Corp., Class A	192,410	7,415,481

Retail-Discount — 1.5%
Big Lots, Inc.	217,440	9,908,741

Retail-Home Furnishings — 0.7%
Pier 1 Imports, Inc.	385,910	4,881,762

Retail-Office Supplies — 1.5%
Office Depot, Inc.†	1,087,575	10,027,442

Retail-Regional Department Stores — 1.1%
Dillard’s, Inc., Class A	56,880	7,484,839

Retail-Restaurants — 1.3%
Bloomin’ Brands, Inc.	383,690	8,694,415

Savings & Loans/Thrifts — 0.8%
First Niagara Financial Group, Inc.	552,910	5,028,716

Semiconductor Equipment — 1.0%
Lam Research Corp.	84,870	6,414,475

Steel-Producers — 0.9%
Steel Dynamics, Inc.	268,920	5,951,200

Telecom Equipment-Fiber Optics — 0.9%
Finisar Corp.†	285,900	5,812,347

Transport-Services — 1.2%
Ryder System, Inc.	80,280	7,655,501

Transport-Truck — 0.8%
Con-way, Inc.	135,570	5,571,927

Wire & Cable Products — 0.5%
General Cable Corp.	214,130	3,492,460

Total Long-Term Investment Securities
(cost $556,526,855)		643,162,176

SHORT-TERM INVESTMENT SECURITIES — 2.2%
Time Deposits — 2.2%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 05/01/2015
(cost $14,776,000)	$14,776,000	14,776,000

TOTAL INVESTMENTS
(cost $571,302,855)(1)	100.2%	657,938,176
Liabilities in excess of other assets	(0.2)	(1,380,528)

NET ASSETS	100.0%	$656,557,648

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2015 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$643,162,176	$—	$—	$643,162,176
Short-Term Investment Securities	—	14,776,000	—	14,776,000

Total Investments at Value	$643,162,176	$14,776,000	$—	$657,938,176

*	For a detailed presentation of investments, please refer to the Portfolio of Invesments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2015 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 96.2%
Australia — 5.2%
Asaleo Care, Ltd.(1)	837,968	$1,219,950
Bank of Queensland, Ltd.(1)	584,497	6,001,427
BHP Billiton, Ltd.(1)	112,858	2,896,534
Challenger, Ltd.†(1)	834,001	4,645,095
Origin Energy, Ltd.(1)	270,554	2,710,758
Telstra Corp., Ltd.(1)	580,369	2,853,910

		20,327,674

Belgium — 1.0%
Anheuser-Busch InBev NV(1)	31,285	3,800,827

Canada — 3.6%
Encana Corp.	281,500	3,996,764
Intact Financial Corp.	46,900	3,612,447
Suncor Energy, Inc.	202,100	6,581,441

		14,190,652

France — 13.2%
Alcatel-Lucent†(1)	848,548	2,950,753
AXA SA(1)	219,608	5,543,877
Cie de Saint-Gobain(1)	54,608	2,487,395
Elis SA†(1)	124,558	2,532,319
Eurazeo SA(1)	35,753	2,560,744
Gaztransport Et Technigaz SA(1)	30,935	1,850,139
Natixis SA(1)	391,720	3,241,346
Sanofi(1)	138,851	14,120,917
SCOR SE(1)	103,949	3,740,116
Veolia Environnement SA(1)	179,239	3,797,530
Vinci SA(1)	93,967	5,763,998
Vivendi SA(1)	109,333	2,742,832

		51,331,966

Germany — 7.5%
Allianz SE(1)	16,055	2,745,349
Bayer AG(1)	35,434	5,161,956
Daimler AG(1)	52,300	5,056,086
RWE AG(1)	126,520	3,162,552
Siemens AG(1)	61,563	6,738,455
TUI AG(1)	340,993	6,392,162

		29,256,560

Hong Kong — 1.3%
AIA Group, Ltd.(1)	739,800	4,938,364

Ireland — 3.1%
Bank of Ireland†(1)	9,495,039	3,662,845
CRH PLC(1)	85,744	2,404,453
Kerry Group PLC, Class A (ISE)(1)	47,301	3,470,279
Kerry Group PLC, Class A (LSE)(1)	9,593	701,229
Permanent TSB Group Holdings PLC†(1)	309,171	1,736,926

		11,975,732

Italy — 0.7%
Telecom Italia SpA RSP(1)	2,840,029	2,740,085

Japan — 23.1%
Astellas Pharma, Inc.(1)	468,600	7,294,066
ITOCHU Corp.(1)	203,200	2,503,207
Japan Airlines Co., Ltd.(1)	114,600	3,821,797
Japan Hotel REIT Investment Corp.(1)	3,250	2,405,420
Japan Tobacco, Inc.(1)	218,600	7,648,750
Konica Minolta, Inc.(1)	221,400	2,433,510
Mitsubishi Corp.(1)	237,600	5,136,690
Mitsubishi Estate Co., Ltd.(1)	118,000	2,773,961
Mitsui Fudosan Co., Ltd.(1)	133,000	3,940,006
Mizuho Financial Group, Inc.(1)	1,561,900	2,980,431
Nippon Telegraph & Telephone Corp.(1)	35,200	2,372,429
Nissan Motor Co., Ltd.(1)	665,500	6,892,361
Panasonic Corp.(1)	400,200	5,736,937
Recruit Holdings Co., Ltd.(1)	47,800	1,611,345
Seven & I Holdings Co., Ltd.(1)	63,600	2,738,679
SoftBank Corp.(1)	33,200	2,074,783
Sumitomo Mitsui Financial Group, Inc.(1)	145,000	6,323,255
Sumitomo Realty & Development Co., Ltd.(1)	74,000	2,858,257
Sumitomo Warehouse Co., Ltd.†(1)	367,000	2,076,103
Tokyo Gas Co., Ltd.(1)	863,000	4,958,226
Toshiba Corp.(1)	648,000	2,591,405
Toyota Motor Corp.(1)	91,700	6,370,049
Yamaha Motor Co., Ltd.(1)	115,000	2,700,654

		90,242,321

Jersey — 3.7%
Genel Energy PLC†(1)	252,003	2,429,122
Glencore PLC(1)	636,352	3,030,309
Wolseley PLC(1)	47,663	2,826,428
WPP PLC(1)	267,129	6,237,869

		14,523,728

Netherlands — 5.5%
Airbus Group NV(1)	71,302	4,951,370
Akzo Nobel NV(1)	50,701	3,864,185
ING Groep NV CVA†(1)	818,149	12,569,217

		21,384,772

New Zealand — 0.8%
Spark New Zealand, Ltd.(1)	1,434,950	3,249,465

Norway — 1.2%
DNB ASA(1)	262,499	4,663,453

Singapore — 0.8%
United Overseas Bank, Ltd.(1)	168,000	3,101,287

South Korea — 1.2%
Samsung Electronics Co., Ltd.(1)	3,516	4,611,285

Spain — 2.0%
Aena SA†*(1)	28,532	2,680,955
Atresmedia Corp. de Medios de Comunicacion SA†(1)	134,713	2,179,930
Banco Bilbao Vizcaya Argentaria SA(1)	99,038	997,122
Banco de Sabadell SA(1)	791,428	2,116,311

		7,974,318

Sweden — 1.2%
Com Hem Holding AB†(1)	196,152	1,647,214
Skandinaviska Enskilda Banken AB, Class A(1)	247,737	3,130,096

		4,777,310

Switzerland — 4.0%
ACE, Ltd.	35,406	3,788,088
Barry Callebaut AG(1)	2,412	2,932,465
Nestle SA(1)	54,648	4,261,433
UBS Group AG(1)	221,033	4,453,285

		15,435,271

United Kingdom — 16.5%
Admiral Group PLC(1)	56,699	1,353,088

AstraZeneca PLC(1)	88,837	6,122,149
BAE Systems PLC(1)	389,523	3,032,248
Barclays PLC(1)	247,849	970,316
BG Group PLC(1)	110,422	2,004,192
GlaxoSmithKline PLC(1)	158,155	3,658,887
Liberty Global PLC, Class C†	77,800	3,925,010
Lloyds Banking Group PLC(1)	2,258,504	2,679,724
Metro Bank PLC†(3)(4)	54,618	1,190,508
Prudential PLC(1)	314,733	7,854,266
Royal Dutch Shell PLC, Class A(1)	496,806	15,760,836
SSE PLC(1)	160,222	3,795,198
Virgin Money Holdings UK PLC†(1)	649,472	3,919,920
Vodafone Group PLC(1)	2,075,672	7,325,223
WM Morrison Supermarkets PLC(1)	330,610	946,415

		64,537,980

United States — 0.6%
Philip Morris International, Inc.	26,800	2,236,996

Total Common Stocks
(cost $338,263,386)		375,300,046

PREFERRED SECURITIES — 0.5%
Germany — 0.5%
Henkel AG & Co. KGaA(1)	17,157	2,005,543

Total Long-Term Investment Securities
(cost $340,097,002)		377,305,589

REPURCHASE AGREEMENTS — 3.4%
Agreement with Bank of America NA, bearing interest at 0.04%, dated 04/30/2015, to be repurchased 05/01/2015 in the amount of $13,409,034 and collateralized by $13,755,000 of United States Treasury Notes, bearing interest at 1.38% due 04/30/2020 and having an approximate value of $13,734,506 (cost $13,409,000)	$13,409,000	13,409,000

TOTAL INVESTMENTS —
(cost $353,506,002)(2)	100.1%	390,714,589
Liabilities in excess of other assets	(0.1)	(564,640)

NET ASSETS —	100.0%	$390,149,949

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2015, the aggregate value of these securities was $2,680,955 representing 0.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at April 30, 2015. The aggregate value of these securities was $351,974,335 representing 90.2% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(4)	Illiquid security. At April 30, 2015 the aggregate value of these securities was $1,190,508 representing 0.3% of net assets.

ADR — American Depository Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

ISE — Irish Stock Exchange

LSE — London Stock Exchange

RSP — Risparmio Savings Shares

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	CAD	1,578,000	USD	1,246,416	07/15/2015	$—	$(60,160)
	USD	7,444,330	HKD	57,735,200	05/20/2015	4,851	—
	USD	2,402,326	JPY	285,227,800	05/20/2015	—	(13,243)
	USD	2,891,447	SGD	3,899,000	05/20/2015	54,285	—
	USD	2,542,721	CHF	2,423,900	06/17/2015	59,412	—

						118,548	(73,403)

Citibank N.A.	CAD	2,265,200	USD	1,789,147	07/15/2015	—	(86,427)
	EUR	9,558,800	USD	10,743,537	06/17/2015	4,436	—
	JPY	364,993,300	USD	3,047,197	05/20/2015	—	(10,005)
	USD	648,370	JPY	76,179,400	05/20/2015	—	(10,288)
	USD	1,175,795	DKK	7,794,700	06/17/2015	—	(1,790)
	USD	3,156,382	EUR	2,915,500	06/17/2015	119,118	—

						123,554	(108,510)

Credit Suisse International	AUD	159,200	USD	122,977	07/15/2015	—	(2,510)
	CAD	1,958,000	USD	1,546,286	07/15/2015	—	(74,928)
	USD	2,446,387	EUR	2,176,100	06/17/2015	—	(1,587)
	USD	5,627,326	AUD	7,419,000	07/15/2015	220,589	—

						220,589	(79,025)

Deutsche Bank AG London	CAD	1,746,000	USD	1,378,371	07/15/2015	—	(67,309)
	EUR	1,523,800	USD	1,713,257	06/17/2015	1,301	—
	GBP	770,000	USD	1,141,610	06/17/2015	—	(39,983)
	USD	1,195,111	GBP	777,500	06/17/2015	—	(2,009)

						1,301	(109,301)

HSBC Bank	CAD	1,985,700	USD	1,568,998	07/15/2015	—	(75,152)
	GBP	1,674,300	USD	2,573,818	06/17/2015	4,545	—
	USD	1,512,810	EUR	1,346,000	06/17/2015	—	(609)
	USD	3,674,303	GBP	2,467,300	06/17/2015	111,857	—
	USD	2,939,253	AUD	3,878,000	07/15/2015	117,523	—

						233,925	(75,761)

JPMorgan Chase Bank	CAD	332,500	USD	262,658	07/15/2015	—	(12,650)
	JPY	175,565,000	USD	1,465,107	05/20/2015	—	(5,434)
	NOK	7,585,300	USD	959,368	06/17/2015	—	(46,789)
	NZD	3,857,600	USD	2,854,308	07/15/2015	—	(69,688)
	SGD	242,700	USD	179,907	05/20/2015	—	(3,455)
	USD	4,512,034	JPY	542,614,500	05/20/2015	32,933	—
	USD	8,006,257	CHF	7,638,400	06/17/2015	193,808	—
	USD	4,131,869	EUR	3,674,700	06/17/2015	—	(3,425)
	USD	3,088,451	GBP	2,009,300	06/17/2015	—	(5,108)
	USD	1,106,617	NOK	8,549,100	06/17/2015	27,383	—
	USD	3,808,725	SEK	31,772,100	06/17/2015	7,101	—

						261,225	(146,549)

State Street Bank and Trust Co.	CAD	1,575,600	USD	1,243,870	07/15/2015	—	(60,719)
	CHF	8,871,000	USD	9,311,950	06/17/2015	—	(211,350)
	EUR	439,100	USD	493,557	06/17/2015	238	—
	JPY	504,410,100	USD	4,294,281	05/20/2015	69,316	—
	SEK	24,274,300	USD	2,792,391	06/17/2015	—	(122,949)
	USD	392,712	EUR	349,944	05/06/2015	228	—
	USD	4,789,771	SEK	39,978,300	06/17/2015	11,618	—
	USD	2,507,165	ILS	9,937,100	07/15/2015	67,017	—

						148,417	(395,018)

UBS AG	AUD	987,300	USD	762,650	07/15/2015	—	(15,575)
	CAD	2,723,800	USD	2,150,869	07/15/2015	—	(104,424)
	USD	3,190,971	CHF	3,039,400	06/17/2015	71,921	—
	USD	6,439,381	GBP	4,189,000	06/17/2015	—	(11,211)
	USD	3,246,911	AUD	4,280,700	07/15/2015	127,287	—

						199,208	(131,210)

Westpac Banking Corp.	CAD	2,771,200	USD	2,197,630	07/15/2015	—	(96,910)
	GBP	1,127,600	USD	1,733,249	06/17/2015	2,906	—

						2,906	(96,910)

						—	—

Net Unrealized Appreciation/(Depreciation)						$1,309,673	$(1,215,687)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Switzerland Franc

DKK — Danish Krone

EUR — Euro Dollar

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

Industry Allocation*
Banks-Commercial	12.3%
Medical-Drugs	9.3
Oil Companies-Integrated	5.7
Auto-Cars/Light Trucks	4.7
Insurance-Life/Health	4.5
Repurchase Agreements	3.4
Insurance-Multi-line	3.1
Diversified Banking Institutions	2.9
Tobacco	2.6
Telephone-Integrated	2.5
Electric-Integrated	2.5
Diversified Manufacturing Operations	2.4
Food-Misc./Diversified	2.2
Oil Companies-Exploration & Production	2.1
Import/Export	1.9
Cellular Telecom	1.9
Real Estate Operations & Development	1.7
Travel Services	1.7
Advertising Agencies	1.6
Building-Heavy Construction	1.5
Audio/Video Products	1.5
Gas-Distribution	1.3
Aerospace/Defense-Equipment	1.3
Insurance-Property/Casualty	1.2
Electronic Components-Semiconductors	1.2
Cable/Satellite TV	1.0
Diversified Financial Services	1.0
Chemicals-Diversified	1.0
Airlines	1.0
Brewery	1.0
Water	1.0
Insurance-Reinsurance	1.0
Food-Retail	0.9
Telecom Services	0.8
Aerospace/Defense	0.8
Metal-Diversified	0.8
Telecommunication Equipment	0.8
Food-Confectionery	0.8
Diversified Minerals	0.8
Distribution/Wholesale	0.7
Real Estate Management/Services	0.7
Multimedia	0.7
Motorcycle/Motor Scooter	0.7
Airport Development/Maintenance	0.7
Private Equity	0.7
Commercial Services	0.6
Building & Construction Products-Misc.	0.6
Photo Equipment & Supplies	0.6
Real Estate Investment Trusts	0.6
Building Products-Cement	0.6
Television	0.6
Storage/Warehousing	0.5
Soap & Cleaning Preparation	0.5
Engineering/R&D Services	0.5
Internet Connectivity Services	0.4
Human Resources	0.4
Female Health Care Products	0.3

100.1%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2015 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$14,190,652	$—	$—	$14,190,652
Spain	—	7,974,318	—	7,974,318
Switzerland	3,788,088	11,647,183	—	15,435,271
United Kingdom	3,925,010	59,422,462	1,190,508	64,537,980
United States	2,236,996	—	—	2,236,996
Other Countries	—	270,924,829	—	270,924,829
Preferred Securities	—	2,005,543	—	2,005,543
Repurchase Agreements	—	13,409,000	—	13,409,000

Total Investments at Value	$24,140,746	$365,383,335	$1,190,508	$390,714,589

Other Financial Instruments:+
Open Forward Foreign Currency Contracts	$—	$1,309,673	$—	$1,309,673

LIABILITIES:
Other Financial Instruments:+
Open Forward Foreign Currency Contracts	$—	$1,215,687	$—	$1,215,687

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2015 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 96.4%
Australia — 1.2%
Echo Entertainment Group, Ltd.(1)	552,696	$1,975,392
Lend Lease Group(1)	142,332	1,796,432
Newcrest Mining, Ltd.†(1)	129,900	1,487,569
Westfield Corp.(1)	232,345	1,728,702

		6,988,095

Austria — 0.3%
OMV AG(1)	50,668	1,692,503

Belgium — 1.6%
Ageas(1)	52,859	1,982,574
Anheuser-Busch InBev NV(1)	29,015	3,525,043
bpost SA(1)	68,026	1,952,768
Delhaize Group SA(1)	21,575	1,737,804

		9,198,189

Canada — 2.3%
Brookfield Asset Management, Inc., Class A	35,264	1,898,966
Canadian Imperial Bank of Commerce	27,322	2,193,912
Canadian National Railway Co. (TSX)	27,081	1,748,537
Canadian Tire Corp., Ltd., Class A	16,979	1,798,381
Loblaw Cos., Ltd.	34,333	1,745,249
Magna International, Inc.	31,054	1,564,926
Suncor Energy, Inc.	72,841	2,372,087

		13,322,058

China — 0.4%
China Construction Bank Corp., Class H(1)	2,526,000	2,458,286

Denmark — 0.6%
Danske Bank A/S(1)	57,749	1,636,407
Pandora A/S(1)	18,702	1,937,630

		3,574,037

Finland — 0.3%
UPM-Kymmene Oyj(1)	101,606	1,843,090

France — 4.9%
AXA SA(1)	118,440	2,989,949
BNP Paribas SA(1)	45,699	2,877,267
Cap Gemini SA(1)	20,321	1,804,604
Credit Agricole SA(1)	142,985	2,218,931
LVMH Moet Hennessy Louis Vuitton SE(1)	15,160	2,650,823
Orange SA(1)	121,206	1,995,076
Publicis Groupe SA(1)	23,098	1,931,904
Renault SA(1)	17,874	1,874,041
Sanofi(1)	40,781	4,147,360
Teleperformance(1)	24,244	1,813,832
Total SA(1)	38,179	2,067,734
Valeo SA(1)	10,510	1,679,773

		28,051,294

Germany — 2.7%
Allianz SE(1)	10,364	1,772,208
Bayer AG(1)	28,275	4,119,047
Bayerische Motoren Werke AG(1)	17,521	2,083,821
Continental AG(1)	6,709	1,585,013
Fresenius Medical Care AG & Co. KGaA(1)	22,811	1,923,989
HeidelbergCement AG(1)	28,008	2,162,007
OSRAM Licht AG(1)	34,547	1,822,885

		15,468,970

Hong Kong — 0.7%
China Overseas Land & Investment, Ltd.(1)	416,000	1,734,968
CK Hutchison Holdings, Ltd.(1)	107,000	2,322,768

		4,057,736

India — 0.3%
HDFC Bank, Ltd. ADR	32,322	1,837,182

Ireland — 2.3%
Actavis PLC†	9,694	2,742,045
Eaton Corp. PLC	21,273	1,462,093
Ingersoll-Rand PLC	36,672	2,414,484
Mallinckrodt PLC†	12,405	1,403,998
Medtronic PLC	17,468	1,300,493
Ryanair Holdings PLC ADR	32,227	2,089,921
XL Group PLC	49,082	1,819,961

		13,232,995

Israel — 0.3%
Teva Pharmaceutical Industries, Ltd. ADR	30,835	1,863,051

Italy — 1.4%
Enel SpA†(1)	327,864	1,550,918
Intesa Sanpaolo SpA(1)	855,987	2,866,725
Mediobanca SpA(1)	177,965	1,736,980
Telecom Italia SpA†(1)	1,630,824	1,917,378

		8,072,001

Japan — 9.3%
Asahi Kasei Corp.(1)	190,000	1,783,467
Brother Industries, Ltd.(1)	79,300	1,262,731
FUJIFILM Holdings Corp.(1)	55,700	2,103,999
Hitachi Chemical Co., Ltd.†(1)	89,300	1,721,749
Japan Aviation Electronics Industry, Ltd.(1)	71,000	1,698,937
JFE Holdings, Inc.(1)	74,100	1,669,412
Kawasaki Kisen Kaisha, Ltd.(1)	601,000	1,550,330
KDDI Corp.(1)	93,900	2,218,800
Kubota Corp.(1)	124,000	1,923,957
Mitsubishi Corp.(1)	114,500	2,475,383
Mitsubishi Electric Corp.(1)	192,000	2,488,314
Mitsubishi UFJ Financial Group, Inc.(1)	478,700	3,377,645
NH Foods, Ltd.(1)	79,000	1,724,241
ORIX Corp.(1)	167,400	2,559,940
Rohm Co., Ltd.(1)	26,800	1,856,037
Sekisui House, Ltd.(1)	127,200	1,978,643
Sompo Japan Nipponkoa Holdings, Inc.(1)	49,700	1,615,697
Sony Corp.†(1)	63,500	1,917,913
Sumitomo Electric Industries, Ltd.(1)	119,900	1,693,838
Sumitomo Heavy Industries, Ltd.(1)	328,000	2,037,144
Sumitomo Mitsui Financial Group, Inc.(1)	87,100	3,798,314
Toyota Motor Corp.(1)	69,900	4,855,686
West Japan Railway Co.(1)	35,000	1,938,035
Yamaha Corp.(1)	91,600	1,657,297

Yamaha Motor Co., Ltd.(1)	81,100	1,904,549

		53,812,058

Jersey — 0.4%
Shire PLC(1)	30,701	2,497,778

Luxembourg — 0.3%
APERAM†(1)	42,476	1,614,066

Netherlands — 2.7%
Heineken NV(1)	26,810	2,102,598
ING Groep NV CVA†(1)	196,177	3,013,866
LyondellBasell Industries NV, Class A	30,459	3,153,115
NN Group NV†(1)	60,834	1,768,968
NXP Semiconductor NV†	25,692	2,469,515
Unilever NV CVA(1)	74,233	3,231,074

		15,739,136

Norway — 0.3%
Yara International ASA(1)	29,364	1,503,551

Singapore — 0.8%
Avago Technologies, Ltd.	18,997	2,220,370
DBS Group Holdings, Ltd.(1)	143,000	2,272,977

		4,493,347

South Korea — 0.4%
Samsung Electronics Co., Ltd.(1)	1,711	2,244,001

Spain — 1.4%
Ferrovial SA†(1)	75,252	1,710,756
Iberdrola SA(1)	254,291	1,700,748
Mapfre SA(1)	412,023	1,530,948
Telefonica SA(1)	208,957	3,186,748

		8,129,200

Sweden — 0.5%
Electrolux AB, Series B(1)	38,342	1,142,991
Trelleborg AB, Class B(1)	92,580	1,810,404

		2,953,395

Switzerland — 3.9%
ACE, Ltd.	17,734	1,897,361
Adecco SA(1)	25,371	2,080,088
Lonza Group AG(1)	13,248	1,881,529
Novartis AG(1)	58,539	6,048,197
Roche Holding AG(1)	14,924	4,298,702
Swiss Life Holding AG(1)	5,696	1,356,430
TE Connectivity, Ltd.	29,492	1,962,693
UBS Group AG(1)	159,697	3,217,511

		22,742,511

United Kingdom — 6.8%
3i Group PLC(1)	225,741	1,750,722
AstraZeneca PLC(1)	28,172	1,941,457
BAE Systems PLC(1)	275,393	2,143,801
Barclays PLC(1)	656,853	2,571,544
Barratt Developments PLC(1)	248,223	1,975,762
British Land Co. PLC(1)	131,345	1,674,365
Direct Line Insurance Group PLC(1)	361,778	1,769,895
Imperial Tobacco Group PLC(1)	48,653	2,378,761
Investec PLC(1)	167,081	1,598,089
ITV PLC(1)	524,174	2,034,973
Lloyds Banking Group PLC(1)	1,500,743	1,780,637
Persimmon PLC(1)	73,964	1,925,653
Prudential PLC(1)	86,246	2,152,297
Rio Tinto PLC(1)	71,603	3,189,692
Royal Dutch Shell PLC, Class A(1)	194,204	6,117,078
Vodafone Group PLC(1)	1,242,688	4,385,552

		39,390,278

United States — 50.3%
Abbott Laboratories	55,638	2,582,716
ADT Corp.	36,717	1,380,559
Aetna, Inc.	20,541	2,195,217
Affiliated Managers Group, Inc.†	8,983	2,031,326
Alcoa, Inc.	118,546	1,590,887
Allstate Corp.	28,529	1,987,330
Altria Group, Inc.	68,573	3,432,079
Amazon.com, Inc.†	7,323	3,088,695
Ameriprise Financial, Inc.	15,423	1,932,193
Amgen, Inc.	11,376	1,796,384
Anadarko Petroleum Corp.	32,687	3,075,847
Apple, Inc.	111,162	13,911,924
Ashland, Inc.	16,547	2,090,879
AvalonBay Communities, Inc.	9,400	1,544,796
Ball Corp.	25,299	1,857,200
Bank of America Corp.	365,523	5,822,781
Best Buy Co., Inc.	53,608	1,857,517
Boston Scientific Corp.†	117,525	2,094,296
Broadcom Corp., Class A	42,735	1,889,101
Broadridge Financial Solutions, Inc.	29,815	1,607,625
Cameron International Corp.†	38,338	2,101,689
Capital One Financial Corp.	22,163	1,791,879
Celgene Corp.†	23,392	2,527,740
Cisco Systems, Inc.	142,233	4,100,577
Citigroup, Inc.	112,781	6,013,483
Cognizant Technology Solutions Corp., Class A†	37,860	2,216,324
Comcast Corp., Class A	73,469	4,243,569
ConAgra Foods, Inc.	32,843	1,187,274
ConocoPhillips	63,758	4,330,443
Constellation Brands, Inc., Class A†	17,080	1,980,255
Corning, Inc.	74,604	1,561,462
CVS Health Corp.	36,574	3,631,432
Delta Air Lines, Inc.	49,841	2,224,902
Devon Energy Corp.	38,006	2,592,389
Dillard’s, Inc., Class A	11,731	1,543,682
Dollar Tree, Inc.†	20,531	1,568,774
Dr Pepper Snapple Group, Inc.	21,694	1,617,939
East West Bancorp, Inc.	45,104	1,830,771
Eli Lilly & Co.	31,798	2,285,322
Energizer Holdings, Inc.	11,711	1,599,957
Exxon Mobil Corp.	41,455	3,621,923
F5 Networks, Inc.†	14,705	1,794,304
Facebook, Inc., Class A†	31,424	2,475,269
Fluor Corp.	31,156	1,873,722
Foot Locker, Inc.	32,620	1,939,259
Freeport-McMoRan, Inc.	96,901	2,254,886
General Motors Co.	42,685	1,496,536

Google, Inc., Class C†	12,008	6,452,309
Halliburton Co.	60,582	2,965,489
Halyard Health Inc†	31,759	1,539,676
Hanesbrands, Inc.	53,938	1,676,393
Hartford Financial Services Group, Inc.	50,582	2,062,228
HCA Holdings, Inc.†	21,796	1,613,122
Hess Corp.	26,026	2,001,399
Honeywell International, Inc.	28,489	2,875,110
Humana, Inc.	13,433	2,224,505
Huntington Ingalls Industries, Inc.	16,441	2,163,471
Jacobs Engineering Group, Inc.†	31,381	1,344,990
Jarden Corp.†	30,015	1,536,168
Johnson & Johnson	54,773	5,433,482
Jones Lang LaSalle, Inc.	14,319	2,377,813
Kroger Co.	27,651	1,905,430
Lam Research Corp.	26,256	1,984,429
Leggett & Platt, Inc.	39,068	1,659,218
Lowe’s Cos., Inc.	33,782	2,326,229
Macy’s, Inc.	24,936	1,611,614
Marathon Oil Corp.	77,420	2,407,762
Marathon Petroleum Corp.	19,947	1,966,176
McCormick & Co., Inc.	20,960	1,578,288
McKesson Corp.	8,769	1,958,995
Merck & Co., Inc.	33,975	2,023,551
MetLife, Inc.	50,603	2,595,428
Microsoft Corp.	190,528	9,267,282
Molson Coors Brewing Co., Class B	27,923	2,052,620
Morgan Stanley	73,187	2,730,607
Mosaic Co.	37,120	1,633,280
Murphy USA, Inc.†	30,514	1,993,480
NASDAQ OMX Group, Inc.	38,366	1,865,739
Northrop Grumman Corp.	13,221	2,036,563
Occidental Petroleum Corp.	39,524	3,165,872
PACCAR, Inc.	39,699	2,594,330
PepsiCo, Inc.	21,012	1,998,661
Pfizer, Inc.	179,498	6,090,367
PG&E Corp.	31,846	1,685,290
Phillips 66	39,001	3,093,169
Pinnacle Foods, Inc.	49,876	2,022,472
Pinnacle West Capital Corp.	26,332	1,611,518
PNC Financial Services Group, Inc.	28,373	2,602,655
Principal Financial Group, Inc.	42,594	2,177,405
Procter & Gamble Co.	22,903	1,821,018
PulteGroup, Inc.	87,410	1,687,013
QUALCOMM, Inc.	35,732	2,429,776
Raytheon Co.	19,340	2,011,360
Reinsurance Group of America, Inc.	19,205	1,759,562
Republic Services, Inc.	44,802	1,820,305
Reynolds American, Inc.	24,929	1,827,296
Robert Half International, Inc.	30,509	1,691,724
Rock-Tenn Co., Class A	32,711	2,060,139
Ross Stores, Inc.	19,297	1,908,087
Santander Consumer USA Holdings, Inc.	84,001	2,073,985
Snap-on, Inc.	13,934	2,083,830
Southwest Airlines Co.	36,258	1,470,625
Stanley Black & Decker, Inc.	21,053	2,077,931
State Street Corp.	30,862	2,380,077
SunTrust Banks, Inc.	54,638	2,267,477
Time Warner, Inc.	33,959	2,866,479
Time, Inc.	83,286	1,901,419
Travelers Cos., Inc.	19,434	1,964,972
UGI Corp.	57,321	1,995,344
Universal Health Services, Inc., Class B	9,561	1,118,159
Urban Outfitters, Inc.†	51,076	2,045,083
Voya Financial, Inc.	41,911	1,774,512
Walt Disney Co.	23,407	2,544,809
Wells Fargo & Co.	117,753	6,488,190
Western Digital Corp.	18,918	1,849,045
Western Union Co.	85,148	1,726,801
Zimmer Holdings, Inc.	18,328	2,013,148

		290,737,865

Total Common Stocks (cost $500,495,291)		557,516,673

PREFERRED SECURITIES — 0.8%
Germany — 0.8%
Henkel AG & Co. KGaA(1)	19,171	2,240,966
Volkswagen AG(1)	8,735	2,264,436

Total Preferred Securities (cost $4,157,646)		4,505,402

Total Long-Term Investment Securities (cost $504,652,937)		562,022,075

REPURCHASE AGREEMENTS — 3.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 04/30/2015, to be repurchased 05/01/2015 in the amount of $17,056,000 and collateralized by $17,770,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $17,401,788 (cost $17,056,000)	$17,056,000	17,056,000

TOTAL INVESTMENTS (cost $521,708,937) (2)	100.2%	579,078,075
Liabilities in excess of other assets	(0.2)	(878,994)

NET ASSETS	100.0%	$578,199,081

†	Non-income producing security
(1)	Security was valued using fair value procedures at April 30, 2015. The aggregate value of these securities was $229,325,870 representing 39.7% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

TSX — Toronto Stock Exchange

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank AG	HKD	12,632,207	USD	1,629,889	05/05/2015	$42	$—

HKD — Hong Kong Dollar

USD — United States Dollar

Industry Allocation*

Medical-Drugs	7.3%
Diversified Banking Institutions	5.3
Banks-Commercial	4.1
Insurance-Multi-line	3.9
Oil Companies-Integrated	3.2
Repurchase Agreements	3.0
Oil Companies-Exploration & Production	2.6
Computers	2.4
Banks-Super Regional	2.3
Auto-Cars/Light Trucks	2.2
Telephone-Integrated	1.6
Applications Software	1.6
Electronic Components-Semiconductors	1.4
Brewery	1.4
Tobacco	1.3
Insurance-Life/Health	1.3
Building-Residential/Commercial	1.2
Oil Refining & Marketing	1.1
Chemicals-Diversified	1.1
Web Portals/ISP	1.1
Aerospace/Defense	1.1
Airlines	1.1
Retail-Apparel/Shoe	1.0
Diversified Manufacturing Operations	1.0
Multimedia	0.9
Food-Retail	0.9
Cosmetics & Toiletries	0.9
Real Estate Investment Trusts	0.9
Auto/Truck Parts & Equipment-Original	0.9
Electric-Integrated	0.9
Food-Misc./Diversified	0.9
Semiconductor Components-Integrated Circuits	0.8
Medical-Generic Drugs	0.8
Medical-HMO	0.8
Cellular Telecom	0.8
Tools-Hand Held	0.8
Medical-Biomedical/Gene	0.7
Cable/Satellite TV	0.7
Real Estate Management/Services	0.7
Networking Products	0.7
Computer Services	0.7
Chemicals-Specialty	0.7
Investment Management/Advisor Services	0.7
Human Resources	0.7
Transport-Rail	0.6
Real Estate Operations & Development	0.6
Retail-Drug Store	0.6
Beverages-Non-alcoholic	0.6
Insurance-Property/Casualty	0.6
Medical Products	0.6
Electronic Components-Misc.	0.6
Medical Instruments	0.6
Retail-Discount	0.6
Retail-Regional Department Stores	0.6
Agricultural Chemicals	0.6
Engineering/R&D Services	0.5
Metal-Diversified	0.5
E-Commerce/Products	0.5
Oil-Field Services	0.5
Instruments-Controls	0.5
Medical-Hospitals	0.5
Textile-Apparel	0.5
Auto-Heavy Duty Trucks	0.5
Finance-Leasing Companies	0.5
Machinery-Electrical	0.4
Import/Export	0.4
Internet Content-Entertainment	0.4
Banks-Fiduciary	0.4
Retail-Building Products	0.4
Investment Companies	0.4
Metal-Copper	0.4
Soap & Cleaning Preparation	0.4
Shipbuilding	0.4
Building Products-Cement	0.4
Photo Equipment & Supplies	0.4
Oil Field Machinery & Equipment	0.4
Finance-Consumer Loans	0.4
Containers-Paper/Plastic	0.4
Machinery-General Industrial	0.4
Television	0.4
Gas-Distribution	0.3
Semiconductor Equipment	0.3
Beverages-Wine/Spirits	0.3
Casino Hotels	0.3
Medical-Wholesale Drug Distribution	0.3
Transport-Services	0.3
Retail-Jewelry	0.3
Advertising Services	0.3
Dialysis Centers	0.3
Machinery-Farming	0.3
Audio/Video Products	0.3
Motorcycle/Motor Scooter	0.3
Publishing-Periodicals	0.3
Finance-Other Services	0.3
Retail-Consumer Electronics	0.3
Containers-Metal/Glass	0.3
Computers-Memory Devices	0.3
Paper & Related Products	0.3
Lighting Products & Systems	0.3
Non-Hazardous Waste Disposal	0.3
Advertising Sales	0.3
Internet Infrastructure Software	0.3
Insurance-Reinsurance	0.3
Private Equity	0.3
Commercial Services-Finance	0.3
Food-Meat Products	0.3
Building & Construction-Misc.	0.3
Electronic Connectors	0.3
Electric-Distribution	0.3
Apparel Manufacturers	0.3
Steel-Producers	0.3
Home Furnishings	0.3
Leisure Products	0.3
Steel-Specialty	0.3
Data Processing/Management	0.3
Batteries/Battery Systems	0.3
Diversified Financial Services	0.3
Metal-Aluminum	0.3
Rubber-Tires	0.3
Transport-Marine	0.3
Athletic Equipment	0.3
Gold Mining	0.3
Security Services	0.2
Electric Products-Misc.	0.2
Appliances	0.2

100.2%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2015 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$13,322,058	$—	$—	$13,322,058
India	1,837,182	—	—	1,837,182
Ireland	13,232,995	—	—	13,232,995
Israel	1,863,051	—	—	1,863,051
Netherlands	5,622,630	10,116,506	—	15,739,136
Singapore	2,220,370	2,272,977	—	4,493,347
Switzerland	3,860,054	18,882,457	—	22,742,511
United States	290,737,865	—	—	290,737,865
Other Countries	—	193,548,528	—	193,548,528
Preferred Securities	—	4,505,402	—	4,505,402
Repurchase Agreements	—	17,056,000	—	17,056,000

Total Investments at Value	$332,696,205	$246,381,870	$—	$579,078,075

Other Financial Instruments: +
Open Forward Foreign Currency Contracts	—	42	—	42

Total Other Financial Instruments	$—	$42	$—	$42

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2015 —

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS — 97.6%
Australia — 1.3%
Santos, Ltd.(1)	374,563	$2,445,370
WorleyParsons, Ltd.(1)	165,315	1,489,728

		3,935,098

Belgium — 0.9%
Anheuser-Busch InBev NV VVPR†(2)	10,360	0
KBC Groep NV†(1)	42,328	2,788,623

		2,788,623

Canada — 2.0%
Barrick Gold Corp.	311,608	4,049,742
Turquoise Hill Resources, Ltd.†	517,691	2,171,170

		6,220,912

China — 1.0%
China Petroleum & Chemical Corp., Class H(1)	3,318,000	3,148,533

France — 7.3%
AXA SA(1)	94,712	2,390,949
LVMH Moet Hennessy Louis Vuitton SE(1)	7,281	1,273,130
Pernod Ricard SA(1)	26,479	3,286,781
Publicis Groupe SA(1)	55,629	4,652,779
Sanofi(1)	84,765	8,620,460
Vallourec SA(1)	83,595	1,965,660

		22,189,759

Germany — 7.0%
BASF SE†(1)	25,721	2,580,397
Bayer AG†(1)	37,135	5,409,755
Continental AG†(1)	20,843	4,924,197
HeidelbergCement AG(1)	54,348	4,195,257
SAP SE(1)	55,490	4,233,412

		21,343,018

Hong Kong — 0.7%
AIA Group, Ltd.(1)	332,800	2,221,530

Ireland — 1.4%
CRH PLC(1)	148,201	4,155,886

Italy — 0.8%
Eni SpA(1)	119,277	2,296,051

Japan — 19.6%
Hitachi, Ltd.(1)	643,000	4,381,964
Hoya Corp.(1)	54,500	2,103,364
Inpex Corp.(1)	312,800	3,917,099
Japan Tobacco, Inc.(1)	200,000	6,997,941
Keyence Corp.(1)	3,700	1,977,395
Kyocera Corp.(1)	30,400	1,586,892
Lawson, Inc.(1)	38,800	2,777,408
Mitsubishi Estate Co., Ltd.(1)	164,000	3,855,335
MS&AD Insurance Group Holdings, Inc.(1)	93,000	2,663,202
NGK Spark Plug Co., Ltd.(1)	133,800	3,729,401
Nitto Denko Corp.(1)	13,800	882,994
NTT DOCOMO, Inc.(1)	196,300	3,488,286
Sekisui House, Ltd.(1)	171,200	2,663,080
Sompo Japan Nipponkoa Holdings, Inc.(1)	166,900	5,425,752
Sumco Corp.(1)	116,600	1,765,420
Sumitomo Mitsui Financial Group, Inc.(1)	65,900	2,873,810
Sumitomo Mitsui Trust Holdings, Inc.(1)	146,000	641,047
Toyota Motor Corp.(1)	114,200	7,933,038

		59,663,428

Jersey — 3.7%
Experian PLC(1)	204,045	3,648,059
Glencore PLC(1)	647,189	3,081,915
Wolseley PLC(1)	74,114	4,394,980

		11,124,954

Netherlands — 5.5%
Akzo Nobel NV(1)	39,736	3,028,486
Reed Elsevier NV(1)	60,897	1,463,589
Unilever NV CVA(1)	284,500	12,383,179

		16,875,254

Sweden — 1.1%
Nordea Bank AB†(1)	268,850	3,399,435

Switzerland — 14.9%
Credit Suisse Group AG(1)	210,755	5,583,975
Nestle SA(1)	181,990	14,191,521
Novartis AG(1)	105,612	10,911,737
Roche Holding AG(1)	30,955	8,916,264
Swisscom AG(1)	3,081	1,838,448
Zurich Insurance Group AG(1)	12,483	3,866,290

		45,308,235

United Kingdom — 30.4%
Admiral Group PLC(1)	100,539	2,399,303
Aggreko PLC(1)	22,640	572,513
Aviva PLC(1)	255,863	2,064,517
BG Group PLC(1)	169,087	3,068,980
BHP Billiton PLC(1)	88,524	2,106,592
British American Tobacco PLC(1)	240,313	13,217,730
BT Group PLC(1)	627,716	4,385,980
Bunzl PLC(1)	37,020	1,042,821
Diageo PLC(1)	281,534	7,819,571
GlaxoSmithKline PLC(1)	285,458	6,604,018
HSBC Holdings PLC(1)	770,411	7,641,977
Imperial Tobacco Group PLC(1)	15,456	755,681
Lloyds Banking Group PLC(1)	3,053,075	3,622,486
Meggitt PLC(1)	516,086	4,187,523
Prudential PLC(1)	281,465	7,024,052
Reckitt Benckiser Group PLC(1)	155,624	13,896,364
Reed Elsevier PLC(1)	85,379	1,413,887
Rio Tinto PLC(1)	29,176	1,299,700
Smiths Group PLC(1)	200,987	3,521,507
Travis Perkins PLC(1)	62,664	1,995,204
Weir Group PLC(1)	136,536	3,925,450

		92,565,856

TOTAL INVESTMENTS — (cost $275,020,070)(3)	97.6%	297,236,572
Other assets less liabilities	2.4	7,240,539

NET ASSETS —	100.0%	$304,477,111

†	Non-income producing security
(1)	Security was valued using fair value procedures at April 30, 2015. The aggregate value of these securities was $291,015,660 representing 95.6% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	See Note 4 for cost of investments on a tax basis

CVA — Certification Van Aandelen (Dutch Cert.)

VVPR — London Stock Exchange

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Commonwealth Bank of Australia	JPY	2,687,000,000	USD	22,412,454	05/13/2015	$—	$(92,573)

Industry Allocation*
Medical-Drugs	13.3%
Tobacco	6.8
Diversified Banking Institutions	5.5
Food-Misc./Diversified	4.7
Soap & Cleaning Preparation	4.6
Cosmetics & Toiletries	4.0
Insurance-Life/Health	3.7
Beverages-Wine/Spirits	3.7
Insurance-Property/Casualty	3.5
Banks-Commercial	3.1
Oil Companies-Exploration & Production	3.1
Building Products-Cement	2.8
Auto-Cars/Light Trucks	2.6
Metal-Diversified	2.1
Chemicals-Diversified	2.1
Insurance-Multi-line	2.1
Telephone-Integrated	2.0
Oil Companies-Integrated	1.8
Rubber-Tires	1.6
Advertising Services	1.5
Distribution/Wholesale	1.5
Machinery-Electrical	1.4
Enterprise Software/Service	1.4
Aerospace/Defense	1.4
Gold Mining	1.3
Machinery-Pumps	1.3
Real Estate Management/Services	1.3
Auto/Truck Parts & Equipment-Original	1.2
Electronic Components-Misc.	1.2
Commercial Services-Finance	1.2
Diversified Manufacturing Operations	1.2
Cellular Telecom	1.1
Retail-Convenience Store	0.9
Building-Residential/Commercial	0.9
Diversified Minerals	0.7
Electronic Measurement Instruments	0.7
Steel Pipe & Tube	0.7
Retail-Building Products	0.6
Electronic Components-Semiconductors	0.6
Engineering/R&D Services	0.5
Publishing-Books	0.5
Publishing-Periodicals	0.5
Textile-Apparel	0.4
Diversified Operations/Commercial Services	0.3
Commercial Services	0.2

97.6%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Belgium	$—	$2,788,923	$0	$2,788,923
Canada	6,220,912	—	—	6,220,912
Other Countries	—	288,226,737	—	288,226,737

Total Investments at Value	$6,220,912	$291,015,660	$0	$297,236,572

LIABILITIES:
Other Financial Instruments:
Open Forward Foreign Currency Contracts	$—	$92,573	$—	$92,573

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2015

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 96.6%
Bermuda — 2.0%
China Singyes Solar Technologies Holdings, Ltd.(1)	591,000	$971,007
GOME Electrical Appliances Holding, Ltd.(1)	7,194,000	1,841,925
Huabao International Holdings, Ltd.(1)	956,000	1,073,808
REXLot Holdings, Ltd.(1)	9,375,000	699,712
Shenzhen International Holdings, Ltd.†(1)	940,250	1,772,700
Skyworth Digital Holdings, Ltd.(1)	2,098,000	1,867,791
VimpelCom, Ltd. ADR	170,900	969,003

		9,195,946

Brazil — 6.0%
Banco do Brasil SA†	677,590	5,986,640
Cia Energetica de Minas Gerais ADR	531,160	2,613,307
Embraer SA†	288,150	2,247,473
Itau Unibanco Holding SA ADR	748,725	9,598,655
JBS SA	440,290	2,270,899
Kroton Educacional SA	1,060,190	3,870,655
Smiles SA†	98,320	1,660,993

		28,248,622

Cayman Islands — 5.5%
ANTA Sports Products, Ltd.(1)	1,031,000	2,285,977
Baidu, Inc. ADR†	10,450	2,092,926
Belle International Holdings, Ltd.(1)	2,846,000	3,651,477
Geely Automobile Holdings, Ltd.(1)	5,865,000	3,312,924
Jintian Pharmaceutical Group, Ltd.(1)	2,173,000	1,159,325
NetEase, Inc. ADR	41,370	5,303,220
TCL Communication Technology Holdings, Ltd.(1)	723,000	772,035
Tencent Holdings, Ltd.(1)	186,000	3,841,355
Truly International Holdings, Ltd.(1)	1,710,000	806,917
Xinyi Glass Holdings, Ltd.(1)	1,564,000	1,038,055
Zhen Ding Technology Holding, Ltd.(1)	488,000	1,698,241

		25,962,452

China — 15.9%
Anhui Expressway Co., Ltd.(1)	598,000	515,608
Bank of China, Ltd.(1)	16,028,000	11,009,414
China CITIC Bank Corp., Ltd.(1)	6,788,000	6,160,835
China Construction Bank Corp.(1)	12,628,000	12,289,483
China Everbright Bank Co., Ltd.(1)	6,375,000	4,310,119
China Merchants Bank Co., Ltd.(1)	2,486,000	7,563,920
China Southern Airlines Co., Ltd.(1)	1,354,000	1,340,424
China Telecom Corp., Ltd.(1)	8,526,000	6,318,803
Great Wall Motor Co., Ltd.(1)	692,500	5,250,094
Huadian Power International Corp., Ltd.(1)	4,512,000	5,003,388
Huaneng Power International, Inc.(1)	3,706,000	5,264,059
Shanghai Electric Group Co., Ltd(1)	1,002,000	1,023,209
Shenzhen Expressway Co., Ltd.(1)	1,450,000	1,396,207
Sinopharm Group Co., Ltd.(1)	825,600	3,942,644
Sinotrans, Ltd.(1)	1,716,000	1,315,310
Zhejiang Expressway Co., Ltd(1)	1,224,000	1,953,185

		74,656,702

Egypt — 0.3%
Commercial International Bank of Egypt SAE GDR	187,250	1,292,025

Hong Kong — 7.0%
BYD Electronic International Co., Ltd(1)	773,500	1,160,366
China Mobile, Ltd(1)	1,038,500	14,822,280
China Overseas Land & Investment, Ltd(1)	600,000	2,502,357
CNOOC, Ltd.(1)	3,944,000	6,702,203
Guangdong Investment, Ltd.(1)	1,248,000	1,853,999
Lenovo Group, Ltd.(1)	3,480,000	6,003,976

		33,045,181

India — 5.7%
Dr. Reddy’s Laboratories, Ltd. ADR	26,280	1,366,034
HDFC Bank, Ltd. ADR	101,140	5,748,798
ICICI Bank, Ltd. ADR	148,310	1,621,028
Infosys, Ltd. ADR	38,310	1,186,844
Reliance Industries, Ltd. GDR†*	183,760	4,943,144
State Bank of India GDR	103,750	4,383,438
Tata Motors, Ltd. ADR	117,184	4,826,809
Wipro, Ltd. ADR	231,090	2,650,602

		26,726,697

Indonesia — 1.1%
Bank Negara Indonesia Persero Tbk PT†(1)	3,997,000	1,977,785
Telekomunikasi Indonesia Persero Tbk PT(1)	15,336,800	3,111,812

		5,089,597

Mexico — 0.5%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	316,730	2,250,885

Poland — 0.6%
Energa SA(1)	204,130	1,417,132
PGE SA(1)	241,930	1,393,726

		2,810,858

Qatar — 0.3%
Gulf International Services QSC(1)	50,250	1,226,362

Russia — 6.0%
Lukoil OAO ADR	135,740	6,956,675
MegaFon OAO GDR	123,880	2,105,960
MMC Norilsk Nickel OJSC ADR	310,160	5,824,805
Mobile TeleSystems OJSC ADR	294,440	3,556,835
Moscow Exchange MICEX-RTS OAO(2)	857,820	1,287,813
Sberbank of Russia ADR	721,500	4,357,860
Tatneft OAO ADR	125,000	4,292,500

		28,382,448

South Africa — 4.8%
MTN Group, Ltd(1)	391,310	7,840,861
Naspers, Ltd., Class N(1)	22,770	3,572,984
Netcare, Ltd.(1)	756,570	2,643,606
Steinhoff International Holdings, Ltd(1)	1,005,046	6,378,949
Telkom SA SOC, Ltd.†(1)	313,980	2,160,413

		22,596,813

South Korea — 19.0%
Amorepacific Corp.†(2)	860	3,115,895
BNK Financial Group, Inc.(1)	98,655	1,471,210
Com2uS Corp.†(1)	7,820	1,321,495
Coway Co., Ltd.†(1)	44,930	3,781,412
Daesang Corp.†(1)	28,610	1,235,641
GS Home Shopping, Inc.†(1)	4,610	1,026,508
GS Retail Co., Ltd(1)	44,050	1,592,185
Halla Visteon Climate Control Corp.†(1)	49,590	1,862,018
Hankook Tire Co., Ltd.(1)	74,420	3,121,035
Industrial Bank of Korea†(1)	302,320	4,152,167
KEPCO Plant Service & Engineering Co., Ltd.(1)	28,970	2,625,876
KH Vatec Co., Ltd.†(1)	47,536	961,989
Kia Motors Corp.(1)	117,170	5,399,597
Korea Electric Power Corp.†(1)	99,200	4,307,141
Korea Zinc Co., Ltd.†(1)	5,760	2,558,375
KT&G Corp.(1)	56,410	4,992,738
LG Hausys, Ltd.(1)	6,970	1,083,827
LG Innotek Co., Ltd.(1)	13,050	1,210,990
LS Corp.†(1)	16,430	825,264
Mando Corp.(1)	8,110	1,124,397
Partron Co., Ltd.†(1)	52,530	550,879
Samsung Electronics Co., Ltd.(1)	16,540	21,692,448
Seah Besteel Corp.†(1)	25,950	885,109
Shinhan Financial Group Co., Ltd.†(1)	52,590	2,156,331
SK Holdings Co., Ltd.†(1)	23,960	4,125,700
SK Hynix, Inc.(1)	135,790	5,805,357
SK Telecom Co., Ltd.†(1)	17,840	4,772,598
Wonik IPS Co., Ltd.†(1)	144,380	1,615,284

		89,373,466

Taiwan — 11.8%
Advanced Semiconductor Engineering, Inc.(1)	3,834,000	5,433,460
Catcher Technology Co., Ltd.(1)	520,000	6,089,092
Chicony Electronics Co., Ltd.(1)	829,886	2,390,746
Coretronic Corp.†(1)	808,000	1,096,703
Fubon Financial Holding Co., Ltd.(1)	3,487,000	7,494,613
Innolux Corp.(1)	2,684,000	1,387,538
Inotera Memories, Inc.†(1)	2,136,000	2,459,156
Pegatron Corp.†(1)	1,289,000	3,824,193
Radiant Opto-Electronics Corp.(1)	406,000	1,335,101
Realtek Semiconductor Corp.†(1)	609,240	1,901,142
Taiwan Paiho, Ltd.(1)	553,000	1,500,188
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	880,000	4,248,458
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	540,053	13,198,895
Vanguard International Semiconductor Corp.†(1)	854,000	1,312,036
Wan Hai Lines, Ltd.(1)	1,757,000	1,946,900

		55,618,221

Thailand — 5.1%
Kasikornbank PCL NVDR(1)	815,800	5,179,848
Krung Thai Bank PCL NVDR(1)	6,399,300	3,872,612
PTT PCL NVDR(1)	518,600	5,584,729
Quality Houses PCL NVDR†(1)	12,118,600	1,137,359
RS PCL NVDR(1)	1,385,500	650,254
Samart Corp PCL NVDR†(1)	1,661,400	1,508,107
Siam Commercial Bank PCL NVDR(1)	412,900	1,987,614
Supalai PCL NVDR(1)	1,206,400	729,900
Thai Union Frozen Products PCL NVDR(1)	5,336,600	3,299,041

		23,949,464

Turkey — 4.4%
Eregli Demir ve Celik Fabrikalari TAS†(1)	2,119,190	3,555,505
Ford Otomotiv Sanayi AS†(1)	69,980	862,740
KOC Holding AS(1)	626,610	2,963,385
TAV Havalimanlari Holding AS†(1)	170,820	1,499,684
Tofas Turk Otomobil Fabrikasi AS†(1)	135,750	832,321
Tupras Turkiye Petrol Rafinerileri AS†(1)	104,200	2,532,820
Turk Hava Yollari†(1)	1,005,050	3,339,339
Turkiye Halk Bankasi AS(1)	423,330	2,143,240
Turkiye Is Bankasi, Class C(1)	1,359,860	3,059,267

		20,788,301

United Arab Emirates — 0.5%
Air Arabia PJSC(1)	2,160,350	959,952
Dubai Islamic Bank PJSC(1)	861,730	1,615,881

		2,575,833

United States — 0.1%
CTC Media, Inc.	120,630	420,999

Total Common Stocks (cost $413,342,433)		454,210,872

PREFERRED SECURITIES — 0.5%
Brazil — 0.2%
Banco do Estado do Rio Grande do Sul SA, Class B	194,510	754,683

Russia — 0.3%
Surgutneftegas OAO†	1,780,980	1,351,899

Total Preferred Securities (cost $3,058,222)		2,106,582

REGISTERED INVESTMENT COMPANIES — 0.4%
JPMorgan Indian Investment Trust PLC†(1) (cost $1,633,337)	234,770	1,822,795

Total Long-Term Investment Securities (cost $418,033,992)		458,140,249

SHORT-TERM INVESTMENT SECURITIES — 2.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 05/01/2015 (cost $9,819,000)	$9,819,000	9,819,000

TOTAL INVESTMENTS — (cost $427,852,992) (3)	99.6%	467,959,249
Other assets less liabilities	0.4	2,020,572

NET ASSETS —	100.0%	$469,979,821

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2015, the aggregate value of these securities was $4,943,144 representing 1.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at April 30, 2015. The aggregate value of these securities was $344,032,052 representing 73.2% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(3)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

GDR — Global Depository Receipt

NVDR — Non-Voting Depository Receipt

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of April 30, 2015	Unrealized Appreciation (Depreciation)
69	Long	SGX CNX S&P NIFTY Index	April 2015	$1,186,214	$1,129,047	$(57,167)
137	Long	SGX CNX S&P NIFTY Index	May 2015	2,265,819	2,262,281	(3,538)

						$(60,705)

Industry Allocation*
Banks-Commercial	19.8%
Cellular Telecom	7.1
Electronic Components-Semiconductors	6.3
Semiconductor Components-Integrated Circuits	5.6
Auto-Cars/Light Trucks	4.3
Oil Companies-Integrated	4.2
Oil Refining & Marketing	2.5
Diversified Financial Services	2.4
Telecom Services	2.3
Electric-Generation	2.2
Time Deposits	2.1
Electric-Integrated	1.7
Electronic Components-Misc.	1.7
Oil Companies-Exploration & Production	1.4
Home Furnishings	1.3
Metal Processors & Fabrication	1.3
Computers	1.3
Retail-Apparel/Shoe	1.3
Metal-Diversified	1.2
Airlines	1.2
Public Thoroughfares	1.2
Entertainment Software	1.1
Tobacco	1.1
Banks-Special Purpose	0.9
Computer Services	0.9
Medical-Wholesale Drug Distribution	0.8
Schools	0.8
Internet Application Software	0.8
Diversified Operations	0.8
Appliances	0.8
Computers-Periphery Equipment	0.8
Airport Development/Maintenance	0.8
Multimedia	0.8
Steel-Producers	0.8
Food-Canned	0.7
Real Estate Operations & Development	0.7
Rubber-Tires	0.7
Cosmetics & Toiletries	0.7
Auto/Truck Parts & Equipment-Original	0.6
Medical-Hospitals	0.6
Engineering/R&D Services	0.6
Non-Ferrous Metals	0.5
Food-Meat Products	0.5
Aerospace/Defense	0.5
Telephone-Integrated	0.4
Web Portals/ISP	0.4
Transport-Marine	0.4
Telecommunication Equipment	0.4
Audio/Video Products	0.4
Water	0.4
Retail-Consumer Electronics	0.4
Closed-End Funds	0.4
Circuit Boards	0.4
Advertising Services	0.4
Semiconductor Equipment	0.3
Retail-Convenience Store	0.3
Satellite Telecom	0.3
Textile-Products	0.3
Electric-Distribution	0.3
Medical-Drugs	0.3
Internet Content-Entertainment	0.3
Transport-Services	0.3
Finance-Other Services	0.3
Food-Misc./Diversified	0.3
Electric Products-Misc.	0.3
Building-Residential/Commercial	0.3
Retail-Drug Store	0.2
Chemicals-Diversified	0.2
Chemicals-Specialty	0.2
Auto/Truck Parts & Equipment-Replacement	0.2
Retail-Misc./Diversified	0.2
Machinery-General Industrial	0.2
Building & Construction Products-Misc.	0.2
Steel-Specialty	0.2
Banks-Super Regional	0.2
Lottery Services	0.2
Music	0.1
Wireless Equipment	0.1
Television	0.1

99.6%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2015 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$969,003	$8,226,943	$—	$9,195,946
Brazil	28,248,622	—	—	28,248,622
Cayman Islands	7,396,146	18,566,306	—	25,962,452
Egypt	1,292,025	—	—	1,292,025
India	26,726,697	—	—	26,726,697
Mexico	2,250,885	—	—	2,250,885
Russia	27,094,635	1,287,813	—	28,382,448
Taiwan	13,198,895	42,419,326	—	55,618,221
United States	420,999	—	—	420,999
Other Countries	—	276,112,577	—	276,112,577
Preferred Securities	2,106,582	—	—	2,106,582
Registered Investment Companies	—	1,822,795	—	1,822,795
Short-Term Investment Securities	—	9,819,000	—	9,819,000

Total Investments at Value	$109,704,489	$358,254,760	$—	$467,959,249

LIABILITIES:
Other Financial Instruments:+
Open Futures Contracts	$60,705	$—	$—	$60,705

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Foreign Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2015 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 95.0%
Australia — 0.8%
Qantas Airways, Ltd.†(1)	3,754,869	$10,055,915

Belgium — 1.1%
UCB SA†(1)	193,660	13,946,650

Bermuda — 1.9%
Kunlun Energy Co., Ltd.(1)	10,778,000	12,776,865
Noble Group, Ltd.(1)	19,690,900	12,805,395

		25,582,260

Canada — 3.1%
Bombardier, Inc., Class B	5,719,100	11,566,186
Precision Drilling Corp.	1,330,800	9,684,562
Talisman Energy, Inc.	1,836,850	14,661,306
Trican Well Service, Ltd.	1,346,700	5,692,640

		41,604,694

Cayman Islands — 0.7%
GCL-Poly Energy Holdings, Ltd.†(1)	32,128,000	9,665,352

China — 6.0%
China CNR Corp., Ltd.*†(1)	7,107,900	14,549,143
China Life Insurance Co., Ltd.(1)	3,475,000	16,876,004
China Telecom Corp., Ltd., Class H(1)	28,209,383	20,906,583
CSR Corp., Ltd., Class H(1)	7,609,500	14,693,641
Shanghai Pharmaceuticals Holding Co., Ltd.(1)	2,133,100	6,640,289
Sinopharm Group Co., Ltd.(1)	1,370,400	6,544,330

		80,209,990

Denmark — 0.7%
FLSmidth & Co. A/S(1)	212,130	9,062,926

France — 10.0%
AXA SA(1)	473,514	11,953,586
BNP Paribas SA(1)	263,970	16,619,888
Cie de Saint-Gobain(1)	386,140	17,588,678
Cie Generale des Etablissements Michelin(1)	124,955	13,918,767
Credit Agricole SA(1)	681,140	10,570,357
Orange SA(1)	668,610	11,005,460
Sanofi(1)	161,528	16,427,130
Technip SA(1)	233,430	15,900,342
Total SA(1)	341,770	18,509,899

		132,494,107

Germany — 9.7%
Bayer AG†(1)	131,090	19,096,937
Commerzbank AG†(1)	743,680	10,088,634
Deutsche Boerse AG(1)	218,670	18,230,603
Deutsche Lufthansa AG†(1)	1,235,470	17,166,603
HeidelbergCement AG(1)	176,770	13,645,315
LANXESS AG(1)	251,440	13,498,650
Merck KGaA(1)	126,200	13,688,381
Metro AG(1)	254,270	9,225,507
Muenchener Rueckversicherungs-Gesellschaft AG(1)	47,060	9,235,218
Siemens AG(1)	39,890	4,366,210

		128,242,058

Hong Kong — 1.7%
China Mobile, Ltd.(1)	1,170,500	16,706,287
Hutchison Whampoa, Ltd.(1)	401,000	5,905,369

		22,611,656

Ireland — 1.4%
CRH PLC(1)	679,845	19,064,368

Israel — 1.4%
Teva Pharmaceutical Industries, Ltd. ADR	300,197	18,137,903

Italy — 2.4%
Eni SpA(1)	689,023	13,263,515
Intesa Sanpaolo SpA(1)	3,745,401	12,543,456
UniCredit SpA(1)	826,845	5,920,802

		31,727,773

Japan — 8.3%
Canon, Inc.(1)	314,900	11,237,182
ITOCHU Corp.(1)	445,600	5,489,315
Konica Minolta, Inc.(1)	1,463,500	16,086,008
Mazda Motor Corp.(1)	165,400	3,230,166
Nissan Motor Co., Ltd.(1)	1,503,700	15,573,320
SoftBank Corp.(1)	263,400	16,460,776
Suntory Beverage & Food, Ltd.(1)	382,800	16,302,227
Toshiba Corp.(1)	2,199,000	8,793,982
Toyota Motor Corp.(1)	250,800	17,422,118

		110,595,094

Jersey — 1.8%
Petrofac, Ltd.(1)	1,787,320	23,977,059

Netherlands — 5.9%
Akzo Nobel NV(1)	232,110	17,690,302
ING Groep NV CVA†(1)	1,211,340	18,609,807
Koninklijke Philips NV(1)	229,399	6,552,405
NN Group NV†(1)	345,390	10,043,459
QIAGEN NV†(1)	345,180	8,355,590
SBM Offshore NV†(1)	336,215	4,351,998
TNT Express NV(1)	1,484,910	12,618,908

		78,222,469

Norway — 0.9%
Telenor ASA(1)	524,000	11,829,698

Portugal — 0.5%
Galp Energia SGPS SA(1)	528,450	7,232,833

Russia — 0.6%
MMC Norilsk Nickel OJSC (OTC) ADR	58,381	1,096,395
MMC Norilsk Nickel OJSC (LSE) ADR(1)	383,808	7,178,953

		8,275,348

Singapore — 1.9%
DBS Group Holdings, Ltd.(1)	1,072,950	17,054,482
Singapore Telecommunications, Ltd.(1)	2,426,000	8,094,988

		25,149,470

South Korea — 8.3%
Hana Financial Group, Inc.†(1)	597,203	17,597,753
Hyundai Mobis Co., Ltd.†(1)	53,262	11,690,516
Hyundai Motor Co.(1)	103,649	16,270,235
KB Financial Group, Inc. ADR	318,766	12,154,548

LG Electronics, Inc.(1)	254,729	14,320,622
POSCO†(1)	52,741	12,479,762
Samsung Electronics Co., Ltd. GDR*	38,513	25,360,810

		109,874,246

Spain — 2.0%
Repsol SA(1)	380,842	7,832,159
Telefonica SA(1)	959,112	14,627,161
Telefonica SA ADR	289,939	4,395,475

		26,854,795

Sweden — 1.9%
Getinge AB, Class B(1)	809,180	19,673,430
Telefonaktiebolaget LM Ericsson, Class B(1)	454,504	4,980,510

		24,653,940

Switzerland — 5.4%
Credit Suisse Group AG†(1)	753,656	19,968,193
Lonza Group AG(1)	81,236	11,537,429
Novartis AG(1)	86,270	8,913,339
Roche Holding AG(1)	58,120	16,740,859
Swiss Re AG(1)	157,215	13,975,256

		71,135,076

Thailand — 0.3%
Bangkok Bank PCL(1)	797,000	4,478,768

United Kingdom — 16.3%
Aviva PLC(1)	1,360,570	10,978,216
BAE Systems PLC(1)	1,071,271	8,339,327
Barclays PLC(1)	5,902,840	23,109,298
BP PLC(1)	2,014,062	14,532,418
GlaxoSmithKline PLC(1)	719,957	16,656,073
HSBC Holdings PLC(1)	254,800	2,521,919
HSBC Holdings PLC ADR	348,199	17,281,116
Kingfisher PLC(1)	2,896,740	15,595,008
Lloyds Banking Group PLC(1)	11,912,420	14,134,134
Marks & Spencer Group PLC(1)	1,551,140	13,139,399
Rexam PLC(1)	716,133	6,359,436
Royal Dutch Shell PLC ADR	140,618	9,082,517
Sky PLC(1)	1,058,450	17,469,172
Standard Chartered PLC(1)	823,280	13,463,826
Tesco PLC(1)	5,234,810	17,688,756
Vodafone Group PLC(1)	4,343,483	15,328,521

		215,679,136

Total Common Stocks
(cost $1,063,203,302)		1,260,363,584

PREFERRED SECURITIES — 0.3%
Brazil — 0.3%
Petroleo Brasileiro SA ADR (cost 7,112,121)	538,363	4,672,991

Total Long-Term Investment Securities
(cost $1,070,315,423)		1,265,036,575

REPURCHASE AGREEMENTS — 4.4%

Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 04/30/2015, to be repurchased 05/01/2015 in the amount of $58,312,000 and collateralized by $60,740,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $59,481,406

(cost $58,312,000)	$58,312,000	58,312,000

TOTAL INVESTMENTS —
(cost $1,128,627,423)(2)	99.7%	1,323,348,575
Other assets less liabilities	0.3	3,584,745

NET ASSETS —	100.0%	$1,326,933,320

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2015, the aggregate value of these securities was $39,909,953 representing 3.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at April 30, 2015. The aggregate value of these securities was $1,131,250,126 representing 85.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

GDR — Global Depository Receipt

LSE — London Stock Exchange

OTC — Over the Counter U.S.

Industry Allocation*
Diversified Banking Institutions	8.4%
Medical-Drugs	8.1
Banks-Commercial	5.7
Oil Companies-Integrated	5.6
Repurchase Agreements	4.4
Auto-Cars/Light Trucks	3.9
Oil-Field Services	3.7
Telephone-Integrated	3.4
Telecom Services	3.1
Machinery-General Industrial	2.9
Insurance-Life/Health	2.8
Cellular Telecom	2.5
Building Products-Cement	2.4
Chemicals-Diversified	2.3
Diversified Financial Services	2.2
Airlines	2.1
Oil Companies-Exploration & Production	2.0
Food-Retail	2.0
Electronic Components-Semiconductors	1.9
Diversified Manufacturing Operations	1.9
Insurance-Reinsurance	1.7
Medical Instruments	1.5
Diversified Operations	1.4
Finance-Other Services	1.4
Medical-Generic Drugs	1.4
Building & Construction Products-Misc.	1.3
Cable/Satellite TV	1.3
Beverages-Non-alcoholic	1.2
Photo Equipment & Supplies	1.2
Retail-Building Products	1.2
Electric Products-Misc.	1.1
Rubber-Tires	1.1
Retail-Major Department Stores	1.0
Transport-Services	1.0
Steel-Producers	1.0
Insurance-Multi-line	0.9
Auto/Truck Parts & Equipment-Original	0.9
Chemicals-Specialty	0.9
Office Automation & Equipment	0.9
Oil & Gas Drilling	0.7
Energy-Alternate Sources	0.7
Diagnostic Kits	0.6
Aerospace/Defense	0.6
Metal-Diversified	0.6
Retail-Drug Store	0.5
Electronic Components-Misc.	0.5
Medical-Wholesale Drug Distribution	0.5
Containers-Metal/Glass	0.5
Import/Export	0.4
Networking Products	0.4

99.7%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2015 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$41,604,694	$—	$—	$41,604,694
Israel	18,137,903	—	—	18,137,903
Russia	1,096,395	7,178,953	—	8,275,348
South Korea	37,515,358	72,358,888	—	109,874,246
Spain	4,395,475	22,459,320	—	26,854,795
United Kingdom	26,363,633	189,315,503	—	215,679,136
Other Countries	—	839,937,462	—	839,937,462
Preferred Securities	4,672,991	—	—	4,672,991
Repurchase Agreements	—	58,312,000	—	58,312,000

Total Investments at Value	$133,786,449	$1,189,562,126	$—	$1,323,348,575

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $29,242,784 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS—April 30, 2015—(unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Portfolios’ net assets as of April 30, 2015 is reported on a schedule following each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and a Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued based upon the average of quotations received from at least two brokers in such securities or currencies, and are generally categorized as Level 1. Option contracts on swaps (“Swaptions”) and other option deriatives ( i.e. stradlle options) are valued at a mid valuation provided by a Board-approved pricing service, and and are generally categorized as a Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the OTC market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: Certain Portfolios may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance total return. During the period ended April 30, 2015, the Global Bond, VCPSM Value, Telecom Utility, International Growth and Income, Global Equities and International Diversified Equities Portfolios used forward currency contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. In addition, the VCP Total Return BalancedSM Portfolio also used forward currency contracts to enhance return. Forward contracts are reported on a schedule following the Portfolio of Investments. As of April 30, 2015, each of the preceding Portfolios had open forward contracts, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: Certain Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning, or to enhance income or total return. During the period ended April 30, 2015, the Corporate Bond Portfolio used futures contracts to manage duration and yield curve positioning. The Global Bond Portfolio used futures contracts to increase or decrease exposure to equity and bond markets. The SA JPMorgan MFS Core Bond Portfolio used futures contracts to increase or decrease exposure to bond markets, to manage duration and yield curve positioning, and hedge against changes in interest rates. The Balanced and VCP Total Return BalancedSM Portfolios used futures contracts to increase or decrease exposure to equity and bond markets and to hedge against changes in interest rates, and prices of bonds. The SunAmerica Dynamic Allocation, SunAmerica Dynamic Strategy, Equity Index, and Emerging Markets Portfolios used futures contracts to increase or decrease exposure to equity markets. Futures contracts are reported on a schedule following the Portfolio of Investments. As of April 30, 2015, each of the preceding Portfolios had open futures contracts, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since the futures contracts are generally exchange-traded.

Options: Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased, or to generate income. During the period ended April 30, 2015, the SunAmerica Dynamic Allocation, SunAmerica Dynamic Strategy and VCP Total Return BalancedSM Portfolios used options contracts to seek protection against a decline in the value of a Portfolio’s securities or exposure to an increase in prices of securities that may be purchased or to generate income. Option contracts are reported on a schedule following the Portfolio of Investments. As of April 30, 2015, each of the preceding Portfolios had open option contracts, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked-to-market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to the Portfolios of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Transactions in options written during the period ending April 30, 2015 are summarized as follows:

	SunAmerica Dynamic Allocation Portfolio		SunAmerica Dynamic Strategy Portfolio		VCP Total Return BalancedSM Portfolio
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received	Number of Contracts	Notional Amounts	Premiums Received
Options outstanding as of January 31, 2015	2,585,000	$22,857,350	1,360,000	$12,028,500	158	$11,600,000	$120,206
Options written	11,870,000	84,843,007	6,298,000	45,090,772	—	1,600,000	44,691
Options terminated in closing purchase transactions	(10,375,000)	(77,221,449)	(5,474,000)	(40,766,794)	(79)	—	(28,913)
Options exercised	—	—	—	—	(79)	—	(49,532)
Options expired (written)	—	—	—	—	—	—	—

Options outstanding as of April 30, 2015	4,080,000	$30,478,908	2,184,000	$16,352,478	—	$13,200,000	$86,452

Swap Contracts: Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, the Portfolios have no credit exposure to the counterparty as the CCP stands between the portfolios and the counterparty. Swaps are marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data. Changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, the Portfolios will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolios’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. The Portfolios amortize upfront payments and receipts on the swap contracts on a daily basis. Net periodic payments made or received by the Portfolios are included as part of realized gain (loss).

Credit Default Swap Agreements: Certain Portfolios may enter into credit default swap agreements (“credit default swaps”) for various purposes, including managing credit risk (i.e., hedging), enhancing returns, a substitute for physical securities or speculation. During the period ended April 30, 2015, the Global Bond Portfolio used credit default swaps to manage credit risk (i.e., hedging). The VCP Total Return BalancedSM Portfolio also used credit default swaps as a substitute for physical securities. Credit default swaps are reported on a schedule following the Portfolio of Investments. As of April 30, 2015, each of the preceding Portfolios had open credit default swaps, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its Portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where a Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a Portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding as of April 30, 2015 for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following the Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Equity Swap Agreements: Certain Portfolios may enter into equity swap agreements (“equity swaps”) a type of total return swap, for various purposes, including to hedge exposure to market risk, to gain exposure to a security or market index or to enhance total return. During the period ended April 30, 2015, the VCP Total Return BalancedSM Portfolio used equity swaps to gain exposure to a security or market index and to enhance total return. Equity swaps are reported on a schedule following the Portfolio of Investments. As of April 30, 2015, VCP Total Return BalancedSM Portfolio had open equity swaps, which are reported on a schedule following the Portfolio’s Portfolio of Investments.

Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to the Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Interest Rate Swap Agreements: Certain Portfolios may enter into interest rate swap agreements (“interest rate swaps”) for various purposes, including managing exposure to fluctuations in interest rates, a substitute for physical securities or for speculation. During the period ending April 30, 2015, the Global Bond and VCP Total Return BalancedSM Portfolios used interest rate swap agreements to manage exposure to fluctuations in interest rates. Interest rate swaps are reported on a schedule following the Portfolio of Investments. As of April 30, 2015, the Global Bond and VCP Total Return BalancedSM Portfolios had open interest rate swaps, which are reported on a schedule following each Portfolio’s Portfolio of Investments. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, the Portfolios expect to achieve an acceptable degree of correlation between their respective Portfolio investments and their interest rate positions. Portfolios will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Portfolio securities transactions.

Risks of Entering into Swap Agreements: Risks to the Portfolios of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, the Portfolios may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the sub-adviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Portfolio may suffer a loss.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern certain instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause a Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements. See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to Portfolio of Investments.

The following tables present the value of derivatives held as of April 30, 2015, by their primary underlying risk exposure. For a detailed presentation of derivatives held as of April 30, 2015, please refer to the Portfolio of Investments.

	Corporate Bond Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Interest rate contracts
Futures contracts (variation margin)(2)(3)	$—	$56,250

(1)	The Portfolio’s derivative contracts held during the period ended April 30, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for interest rate futures contracts was $32,354,167
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(162,950) as reported in the Portfolio of Investments.

	Global Bond Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Interest rate contracts
Futures contracts (variation margin)(2)(3)	$60,262	$129,427
Unrealized appreciation (depreciation) on interest rate swaps(4)	1,015,207	1,494,764

Credit contracts
Unrealized appreciation (depreciation) on credit default swaps(5)	45,425	—

Foreign exchange contracts(6)	2,169,719	3,054,022

	$3,290,613	$4,678,213

(1)	The Portfolio’s derivative contracts held during the period ended April 30, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for interest rate futures contracts was $134,534,464
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(612,000) as reported in the Portfolio of Investments.
(4)	The average notional amount outstanding for interest rate swap contracts was $320,258,461
(5)	The average notional amount outstanding for credit default swap contracts was $14,976,667
(6)	The average notional amount outstanding for forward foreign currency contracts was $280,371,128

	SA JPMorgan MFS Core Bond Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Interest rate contracts
Futures contracts (variation margin)(2)(3)	$10,625	$—

(1)	The Portfolio’s derivative contracts held during the period ended April 30, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for interest rate futures contracts was $12,286,563
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $14,860 as reported in the Portfolio of Investments.

	Balanced Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)(4)	$—	$8,040
Interest rate contracts
Futures contracts (variation margin)(3)(4)	500	5,124

	$500	$13,164

(1)	The Portfolio’s derivative contracts held during the period ended April 30, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $833,033
(3)	The average value outstanding for interest rate futures contracts was $7,241,344
(4)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(18,779) as reported in the Portfolio of Investments.

	SunAmerica Dynamic Allocation Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)(3)	$—	$33,567,000
Call and Put options purchased at value(4)	48,696,139	—
Call and Put options written at value(5)(6)	—	24,095,040

	$48,696,139	$57,662,040

(1)	The Portfolio’s derivative contracts held during the period ended April 30, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $3,446,245,000
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(29,048,094) as reported in the Portfolio of Investments.
(4)	The average value outstanding for purchased put options contracts was $54,195,013
(5)	The average value outstanding for written put options contracts was $2,821,152
(6)	The average value outstanding for written call options contracts was $13,145,144.

	SunAmerica Dynamic Strategy Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)(3)	$—	$13,165,500
Call and Put options purchased at value(4)	26,015,290	—
Call and Put options written at value(5)(6)	—	12,886,264

	$26,015,290	$26,051,764

(1)	The Portfolio’s derivative contracts held during the period ended April 30, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $1,362,591,167
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(14,427,954) as reported in the Portfolio of Investments.
(4)	The average value outstanding for purchased put options contracts was $28,796,863
(5)	The average value outstanding for written call options contracts was $6,988,217
(6)	The average value outstanding for written put options contracts was $1,498,737.

	VCP Total Return BalancedSM Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)(7)	$—	$1,965,306
Unrealized appreciation (depreciation) on total return swaps(9)	—	—

Interest rate contracts
Futures contracts (variation margin)(3)(7)	—	12,234
Call and Put options written at value(4)	—	73,904
Unrealized appreciation (depreciation) on interest rate swaps(6)	21,862	65,071

Credit contracts
Unrealized appreciation (depreciation) on credit default swaps(5)	20,397	21,096

Foreign exchange contracts(8)	—	921

	$42,259	$2,138,532

(1)	The Portfolio’s derivative contracts held during the period ended April 30, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $170,885,617
(3)	The average value outstanding for interest rate futures contracts was $11,167,266
(4)	The average value outstanding for written options contracts on interest rate swap contracts was $68,935
(5)	The average notional amount outstanding for credit default swap contracts was $60,333,333
(6)	The average notional amount outstanding for interest rate swap contracts was $1,842,287
(7)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $1,303,102 as reported in the Portfolio of Investments.
(8)	The average notional amount outstanding for forward foreign currency contracts was $609,497
(9)	The average notional amount outstanding for equity swap contracts was $39,811,092

	VCPSM Value Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Foreign exchange contracts(2)	$239	$763,401

(1)	The Portfolio’s derivative contracts held during the period ended April 30, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $16,433,818

	Telecom Utility Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Foreign exchange contracts(2)	$11,520	$241,948

(1)	The Portfolio’s derivative contracts held during the period ended April 30, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $7,010,852

	Equity Index Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)(3)	$—	$174,870

(1)	The Portfolio’s derivative contracts held during the period ended April 30, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $18,103,250
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $108,444 as reported in the Portfolio of Investments.

	International Growth and Income Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Foreign exchange contracts(2)	$1,309,673	$1,215,687

(1)	The Portfolio’s derivative contracts held during the period ended April 30, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $162,056,619

	Global Equities Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Foreign exchange contracts(2)	$42	$—

(1)	The Portfolio’s derivative contracts held during the period ended April 30, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $543,320

	International Diversified Equities Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Foreign exchange contracts(2)	$—	$92,573

(1)	The Portfolio’s derivative contracts held during the period ended April 30, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $20,505,418

	Emerging Markets Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)(3)	$—	$13,954

(1)	The Portfolio’s derivative contracts held during the period ended April 30, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $3,410,349
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(60,705) as reported in the Portfolio of Investments.

Note 2. Repurchase Agreements

As of April 30, 2015, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank and Trust Co.:

Portfolio	Percentage Interest	Principal Amount
High Yield Bond	7.44%	$18,936,000
Equity Index	8.16	20,760,000
“Dogs” of Wall Street	1.76	4,484,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated April 30, 2015, bearing interest at a rate of 0.00% per annum, with a principal amount of $254,456,000 a repurchase price of $254,456,000 and a maturity date of May 1, 2015. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.13%	8/15/21	$94,690,000	$97,782,954
U.S. Treasury Notes	1.50	2/28/19	135,140,000	137,238,724
U.S. Treasury Bonds	8.13	8/15/21	9,705,000	13,661,952
U.S. Treasury Bonds	8.00	11/15/21	7,595,000	10,863,174

Note 3. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Mutual Funds (SunAmerica Series Trust, Anchor Series Trust and Seasons Series Trust) and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. For the period ended April 30, 2015, transactions in these securities were as follows:

SunAmerica Dynamic Allocation Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2015	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2015
SunAmerica Series Trust
Corporate Bond Portfolio, Class 1	$—	$—	$521,392,163	$36,560,658	$218,422	$(1,033)	$1,024,861	$558,758,227
Global Bond Portfolio, Class 1	—	—	70,237,857	5,222,952	31,203	(4,717)	(805,737)	74,619,152
High-Yield Bond Portfolio, Class 1	—	—	141,385,542	10,445,901	62,406	4,468	5,235,106	157,008,611
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	528,540,067	121,663,048	218,422	3,662	(4,391,300)	645,597,055
Equity Index Portfolio, Class 1	—	—	697,374,780	47,006,561	280,829	105,217	34,492,048	778,697,777
Growth-Income Portfolio, Class 1	—	—	320,247,205	20,891,806	124,813	39,663	9,021,173	350,075,034
MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	390,508,972	26,012,365	60,156,016	20,714,212	2,323,347	379,402,880
Fundamental Growth Portfolio, Class 1	—	—	82,792,434	20,325,342	31,203	8,393	2,403,636	105,498,602
Blue Chip Growth Portfolio	—	—	296,228,165	20,891,805	124,813	12,501	17,268,639	334,276,297
Real Estate Portfolio, Class 1	—	—	84,650,395	5,171,756	25,031,203	3,434,925	(8,828,015)	59,397,858
Small Company Value Portfolio, Class 1	—	—	144,781,211	10,445,902	62,406	18,351	9,729,395	164,912,453
Mid Cap Growth Portfolio, Class 1	—	—	82,623,126	5,222,950	31,203	12,239	6,542,812	94,369,924
Aggressive Growth Portfolio, Class 1	—	—	62,030,874	5,222,951	31,203	12,558	4,537,506	71,772,686
Growth Opportunities Portfolio, Class 1	—	—	77,844,884	5,222,950	31,203	6,611	5,258,724	88,301,966
International Diversified Equities Portfolio, Class 1	—	—	20,229,603	40,325,341	31,203	774	2,072,340	62,596,855
International Growth and Income Portfolio, Class 1	—	—	46,559,922	—	40,000,000	301,601	3,904,201	10,765,724
Global Equities Portfolio, Class 1	—	—	299,730,107	20,891,804	124,813	40,967	16,245,768	336,783,833
Emerging Markets Portfolio, Class 1	—	—	192,813,010	35,668,854	93,610	(1,562)	20,368,687	248,755,379
Foreign Value Portfolio, Class 1	—	—	346,393,327	26,114,757	156,016	36,376	45,382,629	417,771,073
Seasons Series Trust
Stock Portfolio, Class 1	—	—	328,919,258	20,891,804	15,124,813	5,188,087	16,279,150	356,153,486
Large Cap Growth Portfolio, Class 1	—	—	98,586,247	5,120,561	25,031,203	4,357,928	1,251,701	84,285,234
Large Cap Value Portfolio, Class 1	—	—	304,685,603	20,891,805	124,813	41,864	17,327,975	342,822,434
Mid Cap Growth Portfolio, Class 1	—	—	79,733,368	5,222,951	31,203	9,926	5,336,383	90,271,425
Mid Cap Value Portfolio, Class 1	—	—	89,122,167	25,325,341	31,203	5,761	3,688,335	118,110,401
Small Cap Portfolio, Class 1	—	—	89,789,762	5,222,951	31,203	8,920	4,975,147	99,965,577
International Equity Portfolio, Class 1	—	—	273,417,666	20,789,415	124,813	24,446	24,765,178	318,871,892
Diversified Fixed Income Portfolio, Class 1	—	—	528,316,874	61,560,659	218,422	2,584	(4,640,599)	585,021,096
Real Return Portfolio, Class 1	—	—	140,479,488	10,343,511	35,062,406	(552,965)	92,990	115,300,618
Focus Growth Portfolio, Class 1	—	—	94,202,349	5,222,951	31,203	3,083	3,764,046	103,161,226
Focus Value Portfolio, Class 1	—	—	153,060,998	10,445,902	62,406	22,145	11,221,601	174,688,240
Anchor Series Trust
Government and Quality Bond Portfolio, Class 1	—	—	310,482,308	20,891,805	124,813	(3,197)	(3,261,109)	327,984,994
Growth and Income Portfolio, Class 1	—	—	160,900,724	10,445,902	62,406	23,559	11,397,629	182,705,408
Growth Portfolio, Class 1	—	—	311,362,863	20,891,805	124,813	45,172	20,571,515	352,746,542
Capital Appreciation Portfolio, Class 1	—	—	170,755,615	10,497,096	62,406	16,679	10,910,550	192,117,534
Natural Resources Portfolio, Class 1	—	—	53,226,645	5,222,952	31,203	(13,128)	7,007,341	65,412,607

	$—	$—	$7,593,405,579	$722,295,114	$203,120,316	$33,926,070	$302,473,653	$8,448,980,100

SunAmerica Dynamic Strategy Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2015	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2015
SunAmerica Series Trust
Corporate Bond Portfolio, Class 1	$—	$—	$158,810,670	$14,877,642	$67,523	$(3,346)	$323,039	$173,940,482
Global Bond Portfolio, Class 1	—	—	71,825,330	7,438,821	33,761	(7,147)	(812,176)	78,411,067
High-Yield Bond Portfolio, Class 1	—	—	75,958,399	7,438,821	33,761	504	2,843,083	86,207,046
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	232,847,728	22,316,463	101,284	(4,073)	(1,785,533)	253,273,301
Equity Index Portfolio, Class 1	—	—	457,690,802	40,913,516	185,687	66,282	22,652,724	521,137,637
Growth-Income Portfolio, Class 1	—	—	225,564,013	22,316,464	101,284	29,208	6,277,213	254,085,614
Equity Opportunities Portfolio, Class 1	—	—	122,997,020	11,158,232	50,642	17,809	6,766,229	140,888,648
Davis Venture Value Portfolio, Class 1	—	—	198,692,321	18,597,052	84,403	13,826	16,104,620	233,323,416
Dogs of Wall Street Portfolio, Class 1	—	—	122,656,792	11,158,232	50,642	16,104	6,239,030	140,019,516
Alliance Growth Portfolio, Class 1	—	—	88,124,435	7,438,821	33,761	14,684	4,759,619	100,303,798
Capital Growth Portfolio, Class 1	—	—	35,502,203	3,778,498	16,881	1,284	2,006,836	41,271,940
MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	285,742,234	26,035,874	118,165	38,870	16,286,725	327,985,538
Real Estate Portfolio, Class 1	—	—	92,254,464	7,438,821	33,761	5,259	(6,885,509)	92,779,274
Small Company Value Portfolio, Class 1	—	—	112,757,432	11,158,232	50,642	16,676	7,594,548	131,476,246
Mid Cap Growth Portfolio, Class 1	—	—	42,625,222	3,719,411	16,881	6,869	3,383,682	49,718,303
Marsico Focused Growth, Class 1	—	—	169,040,277	14,818,556	67,523	17,686	2,735,383	186,544,379
Growth Opportunities Portfolio, Class 1	—	—	15,146,340	—	—	—	1,032,758	16,179,098
Small & Mid Cap Value Portfolio, Class 1	—	—	80,552,818	7,438,821	33,761	(1,722)	4,845,628	92,801,784
International Growth & Income Portfolio, Class 1	—	—	106,132,184	11,158,232	50,642	11,011	11,582,958	128,833,743
Global Equities Portfolio, Class 1	—	—	118,322,469	11,158,231	50,642	16,190	6,430,752	135,877,000
Foreign Value Portfolio, Class 1	—	—	182,210,584	18,597,053	84,403	23,982	24,179,145	224,926,361
Seasons Series Trust
Large Cap Growth Portfolio, Class 1	—	—	94,820,741	7,438,820	33,761	6,012	4,958,577	107,190,389
Large Cap Value Portfolio, Class 1	—	—	305,206,265	29,755,285	135,045	44,379	17,426,351	352,297,235
Mid Cap Growth Portfolio, Class 1	—	—	41,662,034	3,719,411	16,881	5,217	2,788,703	48,158,484
Mid Cap Value Portfolio, Class 1	—	—	82,911,328	7,438,820	33,761	11,358	3,725,356	94,053,101
Small Cap Growth Portfolio, Class 1	—	—	39,764,859	3,719,411	16,881	5,576	2,191,563	45,664,528
International Equities Portfolio, Class 1	—	—	103,949,150	11,158,231	50,642	11,965	9,517,125	124,585,829
Diversified Fixed Income Portfolio, Class 1	—	—	77,081,387	7,438,822	33,761	(1,376)	(662,976)	83,822,096
Real Return Portfolio, Class 1	—	—	39,910,583	3,719,411	16,881	(935)	(144,367)	43,467,811
Focus Value Portfolio, Class 1	—	—	95,333,133	7,438,820	33,761	8,350	6,998,133	109,744,675
Anchor Series Trust
Government & Quality Bond Portfolio, Class 1	—	—	115,862,480	11,158,232	50,642	(440)	(1,220,008)	125,749,622

	$—	$—	$3,991,955,697	$371,941,056	$1,688,065	$370,062	$182,139,211	$4,544,717,961

Equity Index Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2015	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at April 30, 2015
American International Group, Inc. — Common Stocks	$10,638	$—	$4,159,032	$525,284	$94,464	$42,202	$596,724	$5,228,778

At April 30, 2015, the following affiliate owned outstanding shares of the following Portfolios:

Portfolio	Holder	Percentage
Corporate Bond	SunAmerica Dynamic Allocation Portfolio	31%
	SunAmerica Dynamic Strategy Portfolio	10%
Global Bond	SunAmerica Dynamic Allocation Portfolio	15%
	SunAmerica Dynamic Strategy Portfolio	16%
High Yield Bond	SunAmerica Dynamic Allocation Portfolio	30%
	SunAmerica Dynamic Strategy Portfolio	16%
SA JPMorgan MFS Core Bond	SunAmerica Dynamic Allocation Portfolio	32%
	SunAmerica Dynamic Strategy Portfolio	13%
Equity Index	SunAmerica Dynamic Allocation Portfolio	59%
	SunAmerica Dynamic Strategy Portfolio	40%
Growth-Income	SunAmerica Dynamic Allocation Portfolio	35%
	SunAmerica Dynamic Strategy Portfolio	25%
Equity Opportunities	SunAmerica Dynamic Strategy Portfolio	50%
Davis Venture Value	SunAmerica Dynamic Strategy Portfolio	16%
Dogs of Wall Street	SunAmerica Dynamic Strategy Portfolio	44%
Alliance Growth	SunAmerica Dynamic Strategy Portfolio	20%
Capital Growth	SunAmerica Dynamic Strategy Portfolio	42%
MFS Massachusetts Investors Trust	SunAmerica Dynamic Allocation Portfolio	32%
	SunAmerica Dynamic Strategy Portfolio	27%
Fundamental Growth	SunAmerica Dynamic Allocation Portfolio	43%
Blue Chip Growth	SunAmerica Dynamic Allocation Portfolio	73%
Real Estate	SunAmerica Dynamic Allocation Portfolio	13%
	SunAmerica Dynamic Strategy Portfolio	21%
Small Company Value	SunAmerica Dynamic Allocation Portfolio	30%
	SunAmerica Dynamic Strategy Portfolio	24%
Mid-Cap Growth	SunAmerica Dynamic Allocation Portfolio	25%
	SunAmerica Dynamic Strategy Portfolio	13%
Aggressive Growth	SunAmerica Dynamic Allocation Portfolio	47%
Growth Opportunities	SunAmerica Dynamic Allocation Portfolio	28%
	SunAmerica Dynamic Allocation Portfolio	5%
Marsisco Focused Growth	SunAmerica Dynamic Strategy Portfolio	51%
Small & Mid Cap Value	SunAmerica Dynamic Strategy Portfolio	14%
International Growth and Income	SunAmerica Dynamic Strategy Portfolio	33%
Global Equities	SunAmerica Dynamic Allocation Portfolio	58%
	SunAmerica Dynamic Strategy Portfolio	24%
International Diversified Equities	SunAmerica Dynamic Allocation Portfolio	21%
Emerging Markets	SunAmerica Dynamic Allocation Portfolio	53%
Foreign Value	SunAmerica Dynamic Allocation Portfolio	31%
	SunAmerica Dynamic Strategy Portfolio	17%

The SunAmerica Dynamic Allocation and the SunAmerica Dynamic Strategy Portfolios (the “Dynamic Portfolios”) do not invest in funds advised by SAAMCo (each a “SAAMCo Fund” and collectively, the “SAAMCo Funds”) for the purpose of exercising management of control; however, investments by the Dynamic Portfolios within the set limits may represent a significant portion of the SAAMCo Funds’ net assets. At April 30, 2015, each Dynamic Portfolio held less than 74% of the outstanding shares of any underlying SAAMCo Fund. In addition, the Dynamic Portfolios, in aggregate, held less than 99% of the outstanding shares of any underlying SAAMCo Fund.

Note 4. Federal Income Taxes

As of April 30, 2015, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Cash Management	$10,302	$(71,963)	$(61,661)	$272,141,918
Corporate Bond	91,810,501	(14,331,147)	77,479,354	1,709,286,088
Global Bond	8,349,911	(15,153,208)	(6,803,297)	486,658,991
High-Yield Bond	10,405,331	(14,464,341)	(4,059,010)	525,528,137
SA JPMorgan MFS Core Bond	6,497,708	(17,492,851)	(10,995,143)	2,034,331,839
Balanced	26,105,966	(4,090,257)	22,015,709	222,919,027
MFS Total Return	120,960,116	(7,800,164)	113,159,952	504,437,571
SunAmerica Dynamic Allocation	833,624,831	(19,834,151)	813,790,680	9,564,435,380
SunAmerica Dynamic Strategy	366,427,856	(9,426,155)	357,001,701	5,194,857,181
VCP Total Return BalancedSM	439,488	(234,109)	205,379	280,344,745
VCPsm Value	15,971,633	(4,425,787)	11,545,846	317,800,982
Telecom Utility	7,507,713	(2,143,549)	5,364,164	49,579,835
Equity Index	203,832,295	(13,236,935)	190,595,360	1,130,502,928
Growth-Income	160,328,883	(5,952,344)	154,376,539	854,102,642
Equity Opportunities	28,573,156	(5,483,109)	23,090,047	258,565,723
Davis Venture Value	482,222,947	(28,463,260)	453,759,687	963,305,338
“Dogs” of Wall Street	31,188,091	(3,429,011)	27,759,080	289,455,282
Alliance Growth	95,525,397	(2,441,749)	93,083,648	405,145,510
Capital Growth	15,704,203	(966,773)	14,737,430	83,408,327
MFS Massachusetts Investors Trust	225,619,686	(7,411,760)	218,207,926	981,662,152
Fundamental Growth	27,222,718	(2,741,627)	24,481,091	216,860,573
Blue Chip Growth	47,264,402	(5,757,620)	41,506,782	411,368,499
Real Estate	40,559,995	(8,578,997)	31,980,998	415,622,213
Small Company Value	105,028,125	(10,829,115)	94,199,010	448,924,315
Mid-Cap Growth	85,143,759	(7,696,305)	77,447,454	292,433,212
Aggressive Growth	30,036,169	(3,144,708)	26,891,461	125,072,962
Growth Opportunities	56,799,034	(6,972,022)	49,827,012	260,276,810
Marsico Focused Growth	58,759,509	(2,080,057)	56,679,452	304,150,027
Technology	11,350,273	(925,884)	10,424,389	41,285,104
Small & Mid Cap Value	109,911,128	(23,927,998)	85,983,130	571,955,046
International Growth and Income	50,686,164	(14,455,642)	36,230,522	354,484,067
Global Equities	63,892,597	(7,618,231)	56,274,366	522,803,709
International Diversified Equities	26,807,412	(5,601,093)	21,206,319	276,030,253
Emerging Markets	69,105,221	(29,578,804)	39,526,417	428,432,832
Foreign Value	264,334,502	(69,613,354)	194,721,148	1,128,627,427

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant of Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: June 26, 2015

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: June 26, 2015